                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
       5 Park Plaza, Suite 1900                           Washington, D.C. 20006
       Irvine, California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES         VALUE
--------------------                                                        ----------   ------------
INVESTMENT COMPANY SECURITIES -- 100.1%
American Funds Bond Fund (Class 1) (a)                                       1,987,358   $ 20,608,899
American Funds Global Bond Fund (Class 1) (a)                                1,154,472     12,410,576
American Funds Global Small Capitalization Fund (Class 1) (a)                  674,452     10,959,845
American Funds Growth Fund (Class 1) (a)                                     1,735,445     79,709,006
American Funds Growth-Income Fund (Class 1) (a)                              4,572,906    145,235,493
American Funds High-Income Bond Fund (Class 1) (a)                           2,701,051     28,225,984
American Funds International Fund (Class 1) (a)                              1,426,215     22,648,291
American Funds New World Fund (Class 1) (a)                                    630,289     11,225,447
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)    5,431,988     64,912,262
                                                                                         ------------
                                                                                          395,935,803
                                                                                         ------------
Total Investment Company Securities
   (Cost $444,468,959)                                                                    395,935,803
                                                                                         ------------
TOTAL INVESTMENTS -- 100.1% (Cost $444,468,959#)                                          395,935,803
                                                                                         ------------
Other Assets and Liabilities (net) -- (0.1)%                                                 (230,969)
                                                                                         ------------
TOTAL NET ASSETS -- 100.0%                                                               $395,704,834
                                                                                         ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $440,169 and $48,973,325 respectively, resulting in a net unrealized depreciation of $48,533,156.
(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $395,935,803          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $395,935,803          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES        VALUE
--------------------                                                        ----------   -----------
INVESTMENT COMPANY SECURITY -- 100.1%
American Funds Bond Fund (a)
   (Cost -- $27,109,844)                                                    2,479,248    $25,709,804
                                                                                         -----------
TOTAL INVESTMENTS -- 100.1% (Cost $27,109,844#)                                           25,709,804
                                                                                         -----------
Other Assets and Liabilities (net) -- (0.1)%                                                 (30,613)
                                                                                         -----------
TOTAL NET ASSETS -- 100.0%                                                               $25,679,191
                                                                                         ===========

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $1,400,040 respectively, resulting in a net unrealized depreciation of $1,400,040.
(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $25,709,804          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                             $25,709,804          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES       VALUE
--------------------                                                        ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.1%
American Funds Bond Fund (Class 1) (a)                                      1,323,698   $ 13,726,750
American Funds Global Bond Fund (Class 1) (a)                                 639,997      6,879,966
American Funds Global Small Capitalization Fund (Class 1) (a)               1,489,999     24,212,480
American Funds Growth Fund (Class 1) (a)                                    4,399,187    202,054,678
American Funds Growth-Income Fund (Class 1) (a)                             9,047,759    287,356,813
American Funds High-Income Bond Fund (Class 1) (a)                          1,285,439     13,432,835
American Funds International Fund (Class 1) (a)                             2,366,543     37,580,709
American Funds New World Fund (Class 1) (a)                                 1,392,946     24,808,365
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)   3,017,929     36,064,255
                                                                                        ------------
                                                                                         646,116,851
                                                                                        ------------
Total Investment Company Securities
   (Cost $760,499,751)                                                                   646,116,851
                                                                                        ------------
TOTAL INVESTMENTS -- 100.1% (Cost $760,499,751#)                                         646,116,851
                                                                                        ------------
Other Assets and Liabilities (net) -- (0.1)%                                                (384,224)
                                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                                              $645,732,627
                                                                                        ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $294,744 and $114,677,644 respectively, resulting in a net unrealized depreciation of $114,382,900.
(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $646,116,851          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $646,116,851          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES       VALUE
--------------------                                                        ---------   -----------
INVESTMENT COMPANY SECURITY -- 100.1%
American Funds Growth Fund (a)
   (Cost -- $61,259,740)                                                    1,092,644   $50,185,118
                                                                                        -----------
TOTAL INVESTMENTS -- 100.1% (Cost $61,259,740#)                                          50,185,118
                                                                                        -----------
Other Assets and Liabilities (net) -- (0.1)%                                                (55,908)
                                                                                        -----------
TOTAL NET ASSETS -- 100.0%                                                              $50,129,210
                                                                                        ===========

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $11,074,622 respectively, resulting in a net unrealized depreciation of $11,074,622.
(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $50,185,118          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                             $50,185,118          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES        VALUE
--------------------                                                        ---------   ------------
INVESTMENT COMPANY SECURITY -- 100.1%
American Funds International Fund (a)
   (Cost -- $53,255,315)                                                    2,722,178   $43,228,180
                                                                                        -----------
TOTAL INVESTMENTS -- 100.1% (Cost $53,255,315#)                                          43,228,180
                                                                                        -----------
Other Assets and Liabilities (net) -- (0.1)%                                                (41,447)
                                                                                        -----------
TOTAL NET ASSETS -- 100.0%                                                              $43,186,733
                                                                                        ===========

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $10,027,135 respectively, resulting in a net unrealized depreciation of $10,027,135.
(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $43,228,180          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                             $43,228,180          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES        VALUE
--------------------                                                        ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.1%
American Funds Bond Fund (Class 1) (a)                                      3,147,286   $ 32,637,355
American Funds Global Bond Fund (Class 1) (a)                               1,828,798     19,659,581
American Funds Global Small Capitalization Fund (Class 1) (a)                 358,988      5,833,551
American Funds Growth Fund (Class 1) (a)                                      788,067     36,195,906
American Funds Growth-Income Fund (Class 1) (a)                             2,944,426     93,514,958
American Funds High-Income Bond Fund (Class 1) (a)                          3,363,051     35,143,883
American Funds International Fund (Class 1) (a)                               757,051     12,021,976
American Funds New World Fund (Class 1) (a)                                   334,981      5,966,020
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)   6,577,634     78,602,730
                                                                                        ------------
                                                                                         319,575,960
                                                                                        ------------
Total Investment Company Securities
   (Cost $347,582,441)                                                                   319,575,960
                                                                                        ------------
TOTAL INVESTMENTS -- 100.1% (Cost $347,582,441#)                                         319,575,960
                                                                                        ------------
Other Assets and Liabilities (net) -- (0.1)%                                                (172,216)
                                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                                              $319,403,744
                                                                                        ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $473,950 and $28,480,431 respectively, resulting in a net unrealized depreciation of $28,006,481.
(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $319,575,960           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                            $319,575,960           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES         VALUE
--------------------                                                       -----------   --------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 3.9%
Boeing Co. (The)                                                                12,741   $      730,697
General Dynamics Corp.                                                          19,916        1,466,216
Honeywell International, Inc.                                                   43,566        1,810,167
Lockheed Martin Corp.                                                           24,963        2,737,692
Northrop Grumman Corp.                                                          17,550        1,062,477
Raytheon Co.                                                                    31,916        1,707,825
United Technologies Corp.                                                       46,581        2,797,655
                                                                                         --------------
                                                                                             12,312,729
                                                                                         --------------
AIR FREIGHT & LOGISTICS -- 0.2%
United Parcel Service, Inc. - Class B                                           11,210          704,997
                                                                                         --------------
BEVERAGES -- 2.6%
Anheuser-Busch Cos., Inc.                                                       12,900          836,952
Coca-Cola Co.                                                                   50,350        2,662,508
Constellation Brands, Inc.*(a)                                                  64,800        1,390,608
Pepsi Bottling Group, Inc. (The)                                                48,200        1,405,994
PepsiCo, Inc.                                                                   26,092        1,859,577
                                                                                         --------------
                                                                                              8,155,639
                                                                                         --------------
BIOTECHNOLOGY -- 1.3%
Amgen, Inc.*                                                                    18,141        1,075,217
Biogen Idec, Inc.*                                                              16,900          849,901
Cephalon, Inc.*(a)                                                              20,100        1,557,549
Gilead Sciences, Inc.*                                                          15,126          689,443
                                                                                         --------------
                                                                                              4,172,110
                                                                                         --------------
CAPITAL MARKETS -- 2.5%
Bank of New York Mellon Corp.                                                   24,887          810,818
Goldman Sachs Group, Inc. (The) (a)                                             17,931        2,295,168
Merrill Lynch & Co., Inc.                                                       13,962          353,239
Morgan Stanley (a)                                                              30,482          701,086
Northern Trust Corp.                                                            20,300        1,465,660
Raymond James Financial, Inc. (a)                                               55,600        1,833,688
State Street Corp.                                                              10,425          592,974
                                                                                         --------------
                                                                                              8,052,633
                                                                                         --------------
CHEMICALS -- 1.8%
Agrium, Inc.                                                                    22,400        1,256,192
Air Products & Chemicals, Inc.                                                   8,500          582,165
Dow Chemical Co. (The) (a)                                                      15,717          499,486
E.I. du Pont de Nemours & Co.                                                   32,096        1,293,469
Methanex Corp.                                                                  18,800          373,932
Mosaic Co. (The)                                                                12,300          836,646
Potash Corp. of Saskatchewan, Inc.                                               6,850          904,268
                                                                                         --------------
                                                                                              5,746,158
                                                                                         --------------
COMMERCIAL & PROFESSIONAL SERVICES  -- 0.8%
Allied Waste Industries, Inc.*                                                 124,130        1,379,084
Brink's Co. (The)                                                               11,000          671,220
R.R. Donnelley & Sons Co.                                                       16,000          392,480
                                                                                         --------------
                                                                                              2,442,784
                                                                                         --------------
COMMERCIAL BANKS -- 1.2%
U.S. Bancorp (a)                                                                27,979        1,007,804
Wells Fargo & Co. (a)                                                           70,744        2,655,022
                                                                                         --------------
                                                                                              3,662,826
                                                                                         --------------
COMMUNICATIONS EQUIPMENT -- 2.2%
Brocade Communications Systems, Inc.*                                          147,900          860,778
Cisco Systems, Inc.*                                                           197,204        4,448,922
Corning, Inc.                                                                   34,314          536,671

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

QUALCOMM, Inc.                                                                  27,352   $    1,175,316
                                                                                         --------------
                                                                                              7,021,687
                                                                                         --------------
COMPUTERS & PERIPHERALS -- 6.3%
Apple, Inc.*                                                                    27,162        3,087,233
Dell, Inc.*                                                                     41,904          690,578
Hewlett-Packard Co.                                                            116,346        5,379,839
International Business Machines Corp.                                           60,935        7,126,957
NCR Corp.*(a)                                                                   39,600          873,180
Seagate Technology                                                              60,300          730,836
Western Digital Corp.*(a)                                                      110,300        2,351,596
                                                                                         --------------
                                                                                             20,240,219
                                                                                         --------------
CONSTRUCTION & ENGINEERING -- 0.4%
Fluor Corp.                                                                     24,800        1,381,360
                                                                                         --------------
CONSUMER FINANCE -- 0.2%
American Express Co. (a)                                                        18,700          662,541
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
Bank of America Corp. (a)                                                       83,687        2,929,045
Citigroup, Inc.                                                                 82,345        1,688,896
JPMorgan Chase & Co.                                                           109,143        5,096,978
                                                                                         --------------
                                                                                              9,714,919
                                                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.8%
AT&T, Inc.                                                                     225,676        6,300,874
CenturyTel, Inc.                                                                32,479        1,190,355
Embarq Corp.                                                                    26,310        1,066,871
Verizon Communications, Inc.                                                   128,305        4,117,308
Windstream Corp. (a)                                                           247,010        2,702,289
                                                                                         --------------
                                                                                             15,377,697
                                                                                         --------------
ELECTRIC UTILITIES -- 1.9%
Edison International (a)                                                        51,750        2,064,825
Entergy Corp. (a)                                                               11,323        1,007,860
Exelon Corp.                                                                    10,560          661,267
Hawaiian Electric Industries, Inc. (a)                                          51,590        1,501,785
OGE Energy Corp.                                                                29,100          898,608
                                                                                         --------------
                                                                                              6,134,345
                                                                                         --------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.3%
Emerson Electric Co.                                                            27,200        1,109,488
                                                                                         --------------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Baker Hughes, Inc.                                                              12,600          762,804
Halliburton Co.                                                                 42,826        1,387,134
National-Oilwell Varco, Inc.*                                                   26,430        1,327,579
Oil States International, Inc.*                                                 20,700          731,745
Precision Drilling Trust (a)                                                    45,440          752,941
Schlumberger, Ltd.                                                              21,486        1,677,842
Superior Energy Services, Inc.*                                                 28,000          871,920
Transocean, Inc.*                                                               17,715        1,945,815
                                                                                         --------------
                                                                                              9,457,780
                                                                                         --------------
FOOD & STAPLES RETAILING -- 5.0%
BJ's Wholesale Club, Inc.*(a)                                                   29,135        1,132,186
Burger King Holdings, Inc. (a)                                                  73,780        1,812,037
Costco Wholesale Corp.                                                           7,327          475,742
CVS Caremark Corp.                                                              46,000        1,548,360
Kroger Co. (The)                                                                61,200        1,681,776
Safeway, Inc. (a)                                                               70,160        1,664,195
Wal-Mart Stores, Inc.                                                          125,720        7,529,371
                                                                                         --------------
                                                                                             15,843,667
                                                                                         --------------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

FOOD PRODUCTS -- 1.0%
Bunge, Ltd. (a)                                                                 14,250   $      900,315
Unilever N.V.                                                                   78,400        2,207,744
                                                                                         --------------
                                                                                              3,108,059
                                                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Baxter International, Inc.                                                      18,400        1,207,592
Beckman Coulter, Inc.                                                           39,000        2,768,610
Covidien, Ltd.                                                                  12,800          688,128
Kinetic Concepts, Inc.*(a)                                                      21,600          617,544
Medtronic, Inc. (a)                                                             18,500          926,850
                                                                                         --------------
                                                                                              6,208,724
                                                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Aetna, Inc.                                                                     20,954          756,649
CIGNA Corp.                                                                     33,550        1,140,029
Express Scripts, Inc.*(a)                                                       11,800          871,076
Humana, Inc.*                                                                   46,206        1,903,687
McKesson Corp.                                                                  12,600          678,006
UnitedHealth Group, Inc.                                                        27,355          694,544
                                                                                         --------------
                                                                                              6,043,991
                                                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
Bally Technologies, Inc.*(a)                                                    26,800          811,504
McDonald's Corp.                                                                31,158        1,922,449
                                                                                         --------------
                                                                                              2,733,953
                                                                                         --------------
HOUSEHOLD DURABLES -- 0.5%
Snap-On, Inc.                                                                   30,000        1,579,800
                                                                                         --------------
HOUSEHOLD PRODUCTS -- 1.4%
Colgate-Palmolive Co.                                                            5,600          421,960
Procter & Gamble Co. (The)                                                      59,722        4,162,026
                                                                                         --------------
                                                                                              4,583,986
                                                                                         --------------
INDUSTRIAL CONGLOMERATES -- 1.6%
3M Co.                                                                          11,661          796,563
General Electric Co.                                                           164,904        4,205,052
                                                                                         --------------
                                                                                              5,001,615
                                                                                         --------------
INSURANCE -- 2.3%
ACE Ltd.                                                                        22,800        1,234,164
AFLAC, Inc.                                                                     21,000        1,233,750
Allstate Corp. (The)                                                             9,200          424,304
Assurant, Inc.                                                                  30,800        1,694,000
Prudential Financial, Inc.                                                      10,636          765,792
Travelers Cos., Inc. (The)                                                      42,300        1,911,960
                                                                                         --------------
                                                                                              7,263,970
                                                                                         --------------
INTERNET SOFTWARE & SERVICES -- 0.9%
eBay, Inc.*                                                                     23,047          515,792
Google, Inc. - Class A*                                                          5,600        2,242,912
                                                                                         --------------
                                                                                              2,758,704
                                                                                         --------------
IT SERVICES -- 1.8%
Accenture, Ltd. - Class A                                                       63,480        2,412,240
Computer Sciences Corp.*                                                        32,400        1,302,156
Hewitt Associates, Inc. - Class A*                                              26,400          962,016
Western Union Co.                                                               36,500          900,455
                                                                                         --------------
                                                                                              5,576,867
                                                                                         --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Hasbro, Inc. (a)                                                                41,640        1,445,741
                                                                                         --------------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

LIFE SCIENCES TOOLS & SERVICES -- 1.4%
Charles River Laboratories International, Inc.*                                 12,000   $      666,360
Invitrogen Corp.*(a)                                                            25,800          975,240
PerkinElmer, Inc.                                                               60,850        1,519,425
Waters Corp.*                                                                   20,380        1,185,708
                                                                                         --------------
                                                                                              4,346,733
                                                                                         --------------
MACHINERY -- 1.0%
Bucyrus International, Inc.                                                     14,600          652,328
Caterpillar, Inc. (a)                                                           23,850        1,421,460
Deere & Co.                                                                     15,800          782,100
Joy Global, Inc.                                                                 8,500          383,690
                                                                                         --------------
                                                                                              3,239,578
                                                                                         --------------
MEDIA -- 1.5%
Comcast Corp. - Class A                                                         33,970          666,831
News Corp. - Class A                                                            73,686          883,495
Time Warner, Inc.                                                               58,935          772,638
Walt Disney Co. (The)                                                           80,430        2,468,397
                                                                                         --------------
                                                                                              4,791,361
                                                                                         --------------
METALS & MINING -- 1.1%
Cleveland-Cliffs, Inc.                                                          18,600          984,684
Freeport-McMoRan Copper & Gold, Inc. (a)                                        20,100        1,142,685
Nucor Corp.                                                                     15,959          630,380
Steel Dynamics, Inc.                                                            27,600          471,684
United States Steel Corp.                                                        3,600          279,396
                                                                                         --------------
                                                                                              3,508,829
                                                                                         --------------
MULTI-UTILITIES -- 0.4%
Dominion Resources, Inc. (a)                                                    33,300        1,424,574
                                                                                         --------------
MULTILINE RETAIL -- 0.7%
Big Lots, Inc.*(a)                                                              17,425          484,938
Dollar Tree Inc.*                                                               13,200          479,952
Family Dollar Stores, Inc. (a)                                                  30,200          715,740
Target Corp. (a)                                                                12,817          628,674
                                                                                         --------------
                                                                                              2,309,304
                                                                                         --------------
OFFICE ELECTRONICS -- 0.4%
Xerox Corp.                                                                     97,600        1,125,328
                                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 13.1%
Anadarko Petroleum Corp.                                                        19,000          921,690
Apache Corp.                                                                    17,500        1,824,900
Chesapeake Energy Corp. (a)                                                     31,395        1,125,825
Chevron Corp.                                                                   75,194        6,202,001
ConocoPhillips                                                                  58,158        4,260,073
Devon Energy Corp.                                                              20,575        1,876,440
El Paso Corp. (a)                                                              128,520        1,639,915
Enerplus Resources Fund                                                         19,250          715,908
EOG Resources, Inc.                                                              7,550          675,423
Exxon Mobil Corp. (a)                                                          181,249       14,075,797
Frontline, Ltd. (a)                                                             19,210          923,425
Hess Corp.                                                                      10,300          845,424
Marathon Oil Corp.                                                              29,400        1,172,178
Occidental Petroleum Corp.                                                      34,686        2,443,629
Petro-Canada                                                                    64,700        2,157,745
Williams Cos., Inc. (The)                                                       44,050        1,041,782
                                                                                         --------------
                                                                                             41,902,155
                                                                                         --------------
PERSONAL PRODUCTS -- 1.4%
Avon Products, Inc.                                                             12,530          520,872
Estee Lauder Companies, Inc. - Class A (a)                                      55,500        2,770,005

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Herbalife, Ltd. (a)                                                             30,600   $    1,209,312
                                                                                         --------------
                                                                                              4,500,189
                                                                                         --------------
PHARMACEUTICALS -- 8.5%
Abbott Laboratories                                                             34,679        1,996,817
Bristol-Myers Squibb Co.                                                       100,375        2,092,819
Eli Lilly & Co.                                                                 36,476        1,606,038
Endo Pharmaceuticals Holdings, Inc.*                                            70,700        1,414,000
Johnson & Johnson                                                               66,854        4,631,645
King Pharmaceuticals, Inc.*                                                    201,000        1,925,580
Merck & Co., Inc.                                                               80,020        2,525,431
Perrigo Co. (a)                                                                 69,360        2,667,585
Pfizer, Inc.                                                                   214,906        3,962,867
Schering-Plough Corp.                                                           83,400        1,540,398
Watson Pharmaceuticals, Inc.*                                                   65,500        1,866,750
Wyeth                                                                           22,051          814,564
                                                                                         --------------
                                                                                             27,044,494
                                                                                         --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
Annaly Mortgage Management, Inc. (a)                                           112,100        1,507,745
Apartment Investment & Management Co. - Class A (a)                             28,900        1,012,078
Equity Residential (a)                                                          14,200          630,622
Liberty Property Trust                                                          12,600          474,390
Mack-Cali Realty Corp.                                                          19,200          650,304
                                                                                         --------------
                                                                                              4,275,139
                                                                                         --------------
ROAD & RAIL -- 1.9%
Burlington Northern Santa Fe Corp.                                              14,600        1,349,478
Norfolk Southern Corp.                                                          15,100          999,771
Ryder System, Inc. (a)                                                          24,900        1,543,800
Union Pacific Corp.                                                             31,600        2,248,656
                                                                                         --------------
                                                                                              6,141,705
                                                                                         --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
Altera Corp.                                                                    50,820        1,050,958
Intel Corp. (a)                                                                217,569        4,075,067
Teradyne, Inc.*                                                                101,200          790,372
Texas Instruments, Inc.                                                         28,474          612,191
                                                                                         --------------
                                                                                              6,528,588
                                                                                         --------------
SOFTWARE -- 4.7%
Microsoft Corp.                                                                359,920        9,606,265
Novell, Inc.*                                                                   83,400          428,676
Oracle Corp.*                                                                  227,200        4,614,432
Synopsys, Inc.*                                                                 19,200          383,040
                                                                                         --------------
                                                                                             15,032,413
                                                                                         --------------
SPECIALTY RETAIL -- 0.7%
AutoZone, Inc.*                                                                  6,000          740,040
Home Depot, Inc.  (The)                                                         27,228          704,933
Ross Stores, Inc. (a)                                                           17,400          640,494
                                                                                         --------------
                                                                                              2,085,467
                                                                                         --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Polo Ralph Lauren Corp. (a)                                                     16,450        1,096,228
VF Corp.                                                                        24,200        1,870,902
                                                                                         --------------
                                                                                              2,967,130
                                                                                         --------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
Hudson City Bancorp, Inc.                                                      158,100        2,916,945
                                                                                         --------------
TOBACCO -- 1.8%
Altria Group, Inc.                                                              85,625        1,698,800

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                              SHARES/
SECURITY DESCRIPTION                                                        PAR AMOUNT       VALUE
--------------------                                                        ----------   --------------
Philip Morris International, Inc.                                               81,325   $    3,911,732
                                                                                         --------------
                                                                                              5,610,532
                                                                                         --------------
Total Common Stocks
   (Cost $336,260,829)                                                                      318,249,453
                                                                                         --------------
SHORT-TERM INVESTMENT -- 22.8%
State Street Navigator Securities Lending Trust Prime Portfolio (b)
   (Cost -- $72,772,696)                                                   $72,772,696       72,772,696
                                                                                         --------------
TOTAL INVESTMENTS -- 122.6% (Cost $409,033,525#)                                            391,022,149
                                                                                         --------------
Other Assets and Liabilities (net) -- (22.6)%                                               (72,159,290)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $  318,862,859
                                                                                         ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,990,249 and $44,537,709 respectively, resulting in a net unrealized depreciation of $18,547,460.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $318,249,453          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $318,249,453          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                  PAR
SECURITY DESCRIPTION                                                             AMOUNT        VALUE
--------------------                                                          -----------   ------------
DOMESTIC BONDS & DEBT SECURITIES -- 75.5%
AEROSPACE & DEFENSE -- 2.0%
DRS Technologies, Inc.
   7.625%, due 02/01/18                                                       $   400,000   $    420,000
   6.625%, due 02/01/16                                                           390,000        395,850
Hawker Beechcraft Acquisition Co.
   8.500%, due 04/01/15                                                           510,000        474,300
   9.750%, due 04/01/17 (a)                                                       240,000        216,000
Hexcel Corp. 6.750%, due 02/01/15                                               1,445,000      1,394,425
L-3 Communications Corp.
   6.375%, due 10/15/15                                                         1,055,000        975,875
   5.875%, due 01/15/15                                                         1,610,000      1,465,100
Sequa Corp. 11.750%, due 12/01/15 (144A) (b)                                    2,110,000      1,782,950
TransDigm, Inc. 7.750%, due 07/15/14                                            1,065,000      1,006,425
                                                                                            ------------
                                                                                               8,130,925
                                                                                            ------------
AIR FREIGHT & LOGISTICS -- 0.0%
Clark Material Handling Company, Series D 10.750%, due 11/15/06 (c) (d)           150,000              0
                                                                                            ------------
AUTO COMPONENTS -- 2.2%
Allison Transmission, Inc.
   11.000%, due 11/01/15 (144A)(a) (b)                                          1,200,000      1,050,000
   11.250%, due 11/01/15 (144A)(b) (e)                                          1,015,000        837,375
Goodyear Tire & Rubber Co. (The)
   6.678%, due 12/01/09 (f)                                                     2,795,000      2,753,075
   7.857%, due 08/15/11                                                           315,000        307,912
   8.625%, due 12/01/11                                                         3,330,000      3,313,350
Lear Corp.
   5.750%, due 08/01/14 (a)                                                       295,000        199,863
   8.750%, due 12/01/16                                                           100,000         70,000
Metaldyne Corp.
   11.000%, due 06/15/12 (a)                                                      300,000         28,500
   10.000%, due 11/01/13 (a)                                                       40,000          6,200
Stanadyne Corp., Series 1 10.000%, due 08/15/14                                   250,000        233,750
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (g)                         125,000         91,875
                                                                                            ------------
                                                                                               8,891,900
                                                                                            ------------
AUTOMOBILES -- 0.1%
Ford Capital B.V. 9.500%, due 06/01/10 (a)                                        430,000        305,300
                                                                                            ------------
BUILDING PRODUCTS -- 0.5%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A) (b) (e)                    78,284         59,300
Nortek, Inc. 10.000%, due 12/01/13 (144A) (a) (b)                               2,180,000      1,929,300
                                                                                            ------------
                                                                                               1,988,600
                                                                                            ------------
CAPITAL MARKETS -- 0.4%
E*TRADE Financial Corp. 12.500%, due 11/30/17 (144A) (b)                        1,830,000      1,848,300
                                                                                            ------------
CHEMICALS -- 1.4%
American Pacific Corp. 9.000%, due 02/01/15                                       150,000        146,250
CPG International I, Inc. 10.500%, due 07/01/13                                   755,000        517,175
Innophos, Inc. 8.875%, due 08/15/14                                             2,275,000      2,286,375
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (b)                                 2,010,000      1,698,450
Momentive Performance Materials, Inc. 11.500%, due 12/01/16 (a)                 1,210,000        828,850
Nalco Finance Holdings, Inc. 0.000%/9.000%, due 02/01/14 (a) (g)                  216,000        192,780
Rockwood Specialties Group, Inc. 7.625%, due 11/15/14                              50,000         64,066
                                                                                            ------------
                                                                                               5,733,946
                                                                                            ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

COMMERCIAL & PROFESSIONAL SERVICES -- 2.6%
Aleris International, Inc.
   10.000%, due 12/15/16 (a)                                                  $ 1,350,000   $    843,750
   9.000%, due 12/15/14 (e)                                                     1,665,000      1,023,975
Allied Waste North America, Inc.
   6.500%, due 11/15/10                                                           700,000        687,750
   7.875%, due 04/15/13                                                           710,000        708,225
   6.375%, due 04/15/11                                                           410,000        399,750
   6.125%, due 02/15/14 (a)                                                       225,000        208,125
ARAMARK Corp. 6.301%, due 02/01/15 (f)                                            950,000        836,000
Corrections Corp. of America 7.500%, due 05/01/11                                 815,000        816,019
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13                 1,110,000      1,087,800
FTI Consulting, Inc. 7.750%, due 10/01/16                                         650,000        663,812
iPayment, Inc. 9.750%, due 05/15/14                                               310,000        249,550
Sunstate Equipment Co. LLC 10.500%, due 04/01/13 (144A) (b)                     2,670,000      2,042,550
Tropicana Entertainment LLC 9.625%, due 12/15/14 (a) (c)                           70,000         10,150
US Investigations Services, Inc. 10.500%, due 11/01/15 (144A) (b)                 900,000        805,500
                                                                                            ------------
                                                                                              10,382,956
                                                                                            ------------
COMMERCIAL BANKS -- 0.0%
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (a) (b)                              100,000         74,250
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (a) (b)       170,000        123,250
                                                                                            ------------
                                                                                                 197,500
                                                                                            ------------
COMMUNICATIONS EQUIPMENT -- 1.2%
Verso Paper Holdings LLC
   9.125%, due 08/01/14 (a)                                                     3,490,000      3,018,850
   11.375%, due 08/01/16 (a)                                                      930,000        757,950
Verso Paper Holdings LLC and Verson Paper, Inc. 6.551%, due 08/01/14 (f)          950,000        788,500
Viant Holdings, Inc. 10.125%, due 07/15/17 (144A) (b)                             236,000        192,340
                                                                                            ------------
                                                                                               4,757,640
                                                                                            ------------
COMPUTERS & PERIPHERALS -- 0.8%
Seagate Technology HDD Holdings 6.800%, due 10/01/16                               95,000         83,600
SunGard Data Systems, Inc.
   9.125%, due 08/15/13                                                         1,745,000      1,579,225
   10.625%, due 05/15/15 (144A)(a) (b)                                          1,800,000      1,701,000
                                                                                            ------------
                                                                                               3,363,825
                                                                                            ------------
CONSTRUCTION & ENGINEERING -- 0.5%
ESCO Corp. 8.625%, due 12/15/13 (144A) (b)                                      2,180,000      2,147,300
                                                                                            ------------
CONSTRUCTION MATERIALS -- 0.1%
Texas Industries, Inc. 7.250%, due 07/15/13                                       450,000        393,750
                                                                                            ------------
CONSUMER FINANCE -- 1.6%
Ford Motor Credit Co. LLC
   5.700%, due 01/15/10                                                            50,000         38,302
   5.800%, due 01/12/09                                                           310,000        294,356
   4.361%, due 01/15/10 (f)                                                     1,600,000      1,310,837
   8.069%, due 06/15/11 (f)                                                       676,000        492,495
   5.538%, due 01/13/12 (f)                                                     1,030,000        659,385
   7.800%, due 06/01/12                                                         3,000,000      1,864,077
GMAC LLC
   6.000%, due 12/15/11                                                           115,000         51,164
   6.875%, due 08/28/12                                                           450,000        178,986
   5.011%, due 12/01/14 (a)(f)                                                  2,455,000      1,134,878
   6.750%, due 12/01/14                                                         1,395,000        535,933
                                                                                            ------------
                                                                                               6,560,413
                                                                                            ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

CONTAINERS & PACKAGING -- 1.2%
Ball Corp. 6.625%, due 03/15/18                                               $   175,000   $    163,187
Berry Plastics Holding Corp. 8.875%, due 09/15/14                               1,080,000        847,800
Cascades, Inc. 7.250%, due 02/15/13                                             1,400,000      1,099,000
Graphic Packaging International Corp. 9.500%, due 08/15/13 (a)                  2,015,000      1,833,650
Jefferson Smurfit Corp. 8.250%, due 10/01/12 (a)                                  175,000        147,000
Pregis Corp. 12.375%, due 10/15/13                                              1,020,000        668,100
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08 (144A) (b) (c) (d)             18,258              0
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17 (a)                355,000        278,675
                                                                                            ------------
                                                                                               5,037,412
                                                                                            ------------
DISTRIBUTORS -- 0.6%
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)                                2,465,000      2,354,075
                                                                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 0.0%
American Achievement Group Holding Corp. 14.750%, due 10/01/12 (e)                  3,556          3,347
Service Corp. International
   7.875%, due 02/01/13                                                            60,000         60,300
   7.625%, due 10/01/18                                                           115,000        103,500
                                                                                            ------------
                                                                                                 167,147
                                                                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.2%
CCM Merger, Inc. 8.000%, due 08/01/13 (144A) (b)                                  695,000        568,162
El Paso Performance-Linked Trust 7.750%, due 07/15/11 (144A) (b)                   50,000         50,882
FCE Bank Plc 7.125%, due 01/16/12                                               3,500,000      3,651,901
GrafTech Finance, Inc. 10.250%, due 02/15/12                                        8,000          8,280
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
   7.304%, due 11/15/14 (a) (f)                                                 1,075,000        779,375
   9.750%, due 11/15/14                                                           945,000        751,275
JPMorgan Chase & Co. 7.900%, due 04/29/49                                       1,270,000      1,072,046
Leucadia National Corp.
   8.125%, due 09/15/15                                                         1,000,000        977,500
   7.125%, due 03/15/17                                                         1,000,000        915,000
Snoqualmie Entertainment Authority 6.875%, due 02/01/14 (144A) (b) (f)            165,000        119,625
                                                                                            ------------
                                                                                               8,894,046
                                                                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 8.5%
BCM Ireland Preferred Equity, Ltd. 11.964%, due 02/15/17 (144A) (b) (e) (f)       170,059        117,331
Cincinnati Bell, Inc. 7.250%, due 07/15/13                                      4,035,000      3,651,675
Citizens Communications Co.
   6.250%, due 01/15/13                                                         2,485,000      2,339,006
   7.875%, due 01/15/27                                                         1,235,000        932,425
Digicel Group, Ltd.
   8.875%, due 01/15/15 (144A)(b)                                               1,485,000      1,251,112
   9.125%, due 01/15/15 (144A)(a) (b)                                           2,357,665      1,986,333
Inmarsat Finance II Plc 0.000%/10.375%, due 11/15/12 (g)                          100,000         99,000
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (b)                   1,245,000      1,139,175
Nortel Networks, Ltd. 7.041%, due 07/15/11 (f)                                  1,685,000      1,133,163
Qwest Communications International, Inc.
   6.304%, due 02/15/09 (f)                                                       230,000        228,275
   7.500%, due 02/15/14                                                         7,430,000      6,464,100
Qwest Corp.
   7.500%, due 06/15/23 (a)                                                     1,700,000      1,343,000
   6.875%, due 09/15/33                                                           785,000        531,838
   7.500%, due 10/01/14                                                            30,000         26,100
   7.125%, due 11/15/43                                                           200,000        135,000
Sprint Capital Corp.
   7.625%, due 01/30/11                                                         4,390,000      3,996,941
   6.875%, due 11/15/28                                                           910,000        611,040
Virgin Media Finance Plc

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   8.750%, due 04/15/14                                                       $   285,000   $    240,825
   9.125%, due 08/15/16                                                           250,000        210,625
West Corp.
   9.500%, due 10/15/14                                                         2,000,000      1,540,000
   11.000%, due 10/15/16 (a)                                                    2,095,000      1,518,875
Wind Acquisition Finance S.A. 10.750%, due 12/01/15 (144A) (b)                    600,000        591,000
Windstream Corp. 8.625%, due 08/01/16                                           4,295,000      3,983,612
Windstream Regatta Holdings, Inc. 11.000%, due 12/01/17 (144A) (b)                524,000        296,060
                                                                                            ------------
                                                                                              34,366,511
                                                                                            ------------
ELECTRIC UTILITIES -- 3.4%
AES Ironwood LLC 8.857%, due 11/30/25                                           1,281,597      1,288,005
AES Red Oak LLC
   8.540%, due 11/30/19                                                           834,282        834,281
   Series B 9.200%, due 11/30/29                                                  650,000        637,000
Edison Mission Energy
   7.750%, due 06/15/16                                                           720,000        680,400
   7.500%, due 06/15/13                                                            60,000         57,900
   7.000%, due 05/15/17                                                           655,000        592,775
   7.200%, due 05/15/19                                                         1,210,000      1,070,850
Elwood Energy LLC 8.159%, due 07/05/26                                          1,377,139      1,268,777
FMG Finance Property, Ltd. 6.811%, due 09/01/11 (144A) (a) (b) (f)                700,000        668,500
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (b)                           99,671         98,084
Ipalco Enterprises, Inc.
   8.625%, due 11/14/11                                                           525,000        530,250
   7.250%, due 04/01/16 (144A)(b)                                                 545,000        523,200
Midwest Generation LLC 8.560%, due 01/02/16                                       200,352        206,363
Tenaska Alabama Partners LP 7.000%, due 06/30/21 (144A) (b)                     1,359,210      1,231,982
Texas Competitive Electric Holdings Co. LLC
   10.250%, due 11/01/15 (144A)(b)                                              2,165,000      1,964,737
   10.500%, due 11/01/16 (144A)(b) (e)                                          2,275,000      1,939,438
                                                                                            ------------
                                                                                              13,592,542
                                                                                            ------------
ELECTRICAL EQUIPMENT -- 1.3%
Orascom Telecom Finance SCA 7.875%, due 02/08/14 (144A) (b)                       305,000        268,400
TL Acquisitions, Inc.
   10.500%, due 01/15/15 (144A)(b)                                              5,285,000      4,201,575
   0.000%/13.250%, due 07/15/15 (144A)(b) (g)                                   1,365,000        921,375
                                                                                            ------------
                                                                                               5,391,350
                                                                                            ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.4%
Mobile Services Group, Inc./Mobile Storage Group, Inc. 9.750%, due 08/01/14        75,000         70,125
Sanmina-SCI Corp. 8.125%, due 03/01/16                                          1,805,000      1,543,275
                                                                                            ------------
                                                                                               1,613,400
                                                                                            ------------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Cie Generale de Geophysique S.A.
   7.750%, due 05/15/17                                                         2,470,000      2,358,850
   7.500%, due 05/15/15                                                           130,000        124,800
Drummond Co., Inc. 7.375%, due 02/15/16 (144A) (b)                                980,000        835,450
Grant Prideco, Inc. 6.125%, due 08/15/15                                           75,000         73,294
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14                             180,000        165,150
North American Energy Partners, Inc. 8.750%, due 12/01/11 (a)                     835,000        772,375
Southern Star Central Corp.
   6.750%, due 03/01/16                                                            50,000         46,125
   6.750%, due 03/01/16 (144A) (b)                                                690,000        636,525
                                                                                            ------------
                                                                                               5,012,569
                                                                                            ------------
FOOD & STAPLES RETAILING -- 0.2%
Buffets, Inc. 12.500%, due 11/01/14 (144A) (b) (c)                                 60,000            900

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Rite Aid Corp. 7.500%, due 03/01/17 (a)                                       $   860,000   $    657,900
                                                                                            ------------
                                                                                                 658,800
                                                                                            ------------
FOOD PRODUCTS -- 0.2%
Smithfield Foods, Inc. 7.750%, due 07/01/17 (a)                                   885,000        699,150
                                                                                            ------------
GAS UTILITIES -- 0.6%
Energy Future Holdings Corp. 11.250%, due 11/01/17 (144A) (b) (e)               3,100,000      2,635,000
                                                                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Biomet, Inc.
   10.375%, due 10/15/17 (e)                                                      410,000        407,950
   11.625%, due 10/15/17                                                          410,000        414,100
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14                         4,500,000      4,331,250
                                                                                            ------------
                                                                                               5,153,300
                                                                                            ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Community Health Systems, Inc. 8.875%, due 07/15/15                             2,280,000      2,177,400
HCA, Inc.
   9.125%, due 11/15/14                                                         1,170,000      1,140,750
   9.250%, due 11/15/16                                                           760,000        741,000
Tenet Healthcare Corp.
   6.375%, due 12/01/11                                                           450,000        417,375
   6.500%, due 06/01/12 (a)                                                     5,110,000      4,752,300
   7.375%, due 02/01/13 (a)                                                       275,000        251,625
United Surgical Partners International, Inc. 8.875%, due 05/01/17                 519,000        438,555
Vanguard Health Holding Co. II 9.000%, due 10/01/14 (a)                           620,000        601,400
                                                                                            ------------
                                                                                              10,520,405
                                                                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
Caesars Entertainment, Inc. 7.875%, due 03/15/10 (a)                              275,000        215,188
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital            1,775,000        505,875
   Corp. 10.250%, due 06/15/15 (144A) (b)
Gaylord Entertainment Co.
   8.000%, due 11/15/13 (a)                                                     1,245,000      1,089,375
   6.750%, due 11/15/14 (a)                                                       175,000        147,875
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (b)                       850,000        769,250
Harrah's Operating Co., Inc.
   10.750%, due 02/01/16 (144A)(b)                                              1,350,000        695,250
   10.750%, due 02/01/18 (144A)(a) (b) (e)                                      3,920,000      1,705,200
Landry's Restaurants, Inc. 9.500%, due 12/15/14 (a)                             1,005,000        914,550
Mandalay Resort Group
   9.375%, due 02/15/10 (a)                                                        18,000         16,650
   8.500%, due 09/15/10                                                            10,000          9,250
River Rock Entertainment Authority 9.750%, due 11/01/11                            45,000         41,625
Station Casinos, Inc.
   6.000%, due 04/01/12 (a)                                                       570,000        322,050
   7.750%, due 08/15/16 (a)                                                       360,000        197,100
Virgin River Casino Corp. 9.000%, due 01/15/12                                  1,800,000      1,233,000
Waterford Gaming LLC 8.625%, due 09/15/14 (144A) (b)                              950,000        902,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due 12/01/14                  1,275,000      1,093,312
                                                                                            ------------
                                                                                               9,858,050
                                                                                            ------------
HOUSEHOLD DURABLES -- 0.5%
Jarden Corp. 7.500%, due 05/01/17 (a)                                           1,230,000      1,030,125
Ryerson, Inc.
   10.176%, due 11/01/14 (144A)(b) (f)                                            660,000        541,200
   12.000%, due 11/01/15 (144A)(b)                                                155,000        132,525
Stanley-Martin Communities LLC 9.750%, due 08/15/15 (a)                           450,000        160,875
                                                                                            ------------
                                                                                               1,864,725
                                                                                            ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.2%
AES Corp. (The) 8.000%, due 10/15/17                                          $ 1,410,000   $  1,279,575
NRG Energy, Inc.
   7.250%, due 02/01/14                                                           245,000        227,850
   7.375%, due 02/01/16-01/15/17                                                8,055,000      7,272,187
                                                                                            ------------
                                                                                               8,779,612
                                                                                            ------------
INDUSTRIAL - DIVERSIFIED -- 0.4%
Harland Clarke Holdings Corp.
   7.554%, due 05/15/15 (f)                                                        50,000         32,750
   9.500%, due 05/15/15                                                            60,000         42,900
Ply Gem Industries, Inc. 11.750%, due 06/15/13 (144A) (b)                       1,805,000      1,561,325
                                                                                            ------------
                                                                                               1,636,975
                                                                                            ------------
INSURANCE -- 0.0%
USI Holdings Corp. 6.679%, due 11/15/14 (144A) (b) (f)                             80,000         61,200
                                                                                            ------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Impress Holdings B.V. 5.916%, due 09/15/13 (144A) (b) (f)                       2,160,000      1,846,800
                                                                                            ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                                   225,000        210,375
                                                                                            ------------
MACHINERY -- 0.8%
Accuride Corp. 8.500%, due 02/01/15 (a)                                           720,000        460,800
American Railcar Industries, Inc. 7.500%, due 03/01/14                            100,000         89,000
Terex Corp.
   7.375%, due 01/15/14                                                           205,000        187,575
   8.000%, due 11/15/17 (a)                                                       660,000        603,900
Titan International, Inc. 8.000%, due 01/15/12                                  1,790,000      1,745,250
                                                                                            ------------
                                                                                               3,086,525
                                                                                            ------------
MANUFACTURING -- 0.0%
RBS Global, Inc./Rexnord Corp. 8.875%, due 09/01/16                               105,000         96,075
                                                                                            ------------
MARINE -- 0.0%
Holt Group, Inc. 9.750%, due 01/15/06 (c) (d)                                     100,000              0
Navios Maritime Holdings, Inc. 9.500%, due 12/15/14                                36,000         33,300
                                                                                            ------------
                                                                                                  33,300
                                                                                            ------------
MEDIA -- 5.8%
Affinion Group, Inc. 10.125%, due 10/15/13                                      1,185,000      1,119,825
Cablevision Systems Corp., Series B 7.133%, due 04/01/09 (f)                    3,150,000      3,126,375
CCH I Holdings LLC 9.920%, due 04/01/14 (a)                                       110,000         41,250
CCH II LLC/CCH II Capital Corp.
   10.250%, due 09/15/10 (a)                                                    4,435,000      4,013,675
   Series B10.250%, due 09/15/10 (a)                                            1,515,000      1,363,500
CCH LLC/CCH Capital Corp. 8.375%, due 04/30/14 (144A) (b)                         550,000        488,125
CMP Susquehanna Corp. 9.875%, due 05/15/14                                      1,525,000        861,625
CSC Holdings, Inc., Series B 7.625%, due 04/01/11                               1,010,000        974,650
Dex Media West, Series B 9.875%, due 08/15/13                                     393,000        244,643
Dex Media, Inc. 8.000%, due 11/15/13                                              625,000        290,625
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13 (a)                                                       126,000        125,055
   7.625%, due 05/15/16 (144A)(b)                                                 835,000        759,850
EchoStar DBS Corp.
   6.625%, due 10/01/14                                                         1,175,000        945,875
   7.125%, due 02/01/16                                                           355,000        286,662
   7.000%, due 10/01/13                                                         2,535,000      2,199,112
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)                                   830,000        688,900
Nielsen Finance LLC/Nielsen Finance Co. 10.000%, due 08/01/14 (a)               2,425,000      2,315,875
R.H. Donnelley, Inc. 11.750%, due 05/15/15 (144A) (a) (b)                       1,904,000      1,170,960

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Rainbow National Services LLC
   10.375%, due 09/01/14 (144A)(b)                                            $ 1,378,000   $  1,412,450
   8.750%, due 09/01/12 (144A)(b)                                                 210,000        211,050
Shaw Communications, Inc. 7.250%, due 04/06/11 (a)                                375,000        371,250
Spansion, Inc. 5.935%, due 06/01/13 (144A) (b) (f)                                950,000        574,750
                                                                                            ------------
                                                                                              23,586,082
                                                                                            ------------
METALS & MINING -- 5.2%
AK Steel Corp. 7.750%, due 06/15/12                                               885,000        854,025
Atlas Energy Resources LLC 10.750%, due 02/01/18 (144A) (b)                     2,635,000      2,384,675
Atlas Pipeline Partners LP 8.750%, due 06/15/18 (144A) (b)                      1,120,000      1,058,400
California Steel Industries, Inc. 6.125%, due 03/15/14                            130,000        106,925
Century Aluminum Co. 7.500%, due 08/15/14                                         610,000        576,450
CII Carbon LLC 11.125%, due 11/15/15 (144A) (b)                                   685,000        671,300
Evraz Group S.A.
   8.875%, due 04/24/13 (144A)(b)                                               1,030,000        787,950
   9.500%, due 04/24/18 (144A)(b)                                                 690,000        500,250
FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A) (b)                     1,215,000      1,196,775
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14                             950,000        921,500
Freeport McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17                                                         5,535,000      5,460,117
   5.883%, due 04/01/15 (f)                                                     2,015,000      1,932,667
Novelis, Inc. 7.250%, due 02/15/15                                                355,000        310,625
Peabody Energy Corp. 7.375%, due 11/01/16 (a)                                   1,650,000      1,592,250
Steel Dynamics, Inc. 7.375%, due 11/01/12                                       1,970,000      1,812,400
Vedanta Resources Plc 9.500%, due 07/18/18 (144A) (b)                             985,000        841,092
                                                                                            ------------
                                                                                              21,007,401
                                                                                            ------------
MULTILINE RETAIL -- 0.1%
Neiman Marcus Group, Inc. (The) 9.000%, due 10/15/15 (a) (e)                      565,000        476,013
                                                                                            ------------
OFFICE ELECTRONICS -- 0.0%
Riddell Bell Holdings 8.375%, due 10/01/12 (a)                                     70,000         58,800
                                                                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 9.2%
Arch Western Financial LLC 6.750%, due 07/01/13                                 1,955,000      1,847,475
Berry Petroleum Co. 8.250%, due 11/01/16                                          205,000        174,250
Chaparral Energy, Inc. 8.500%, due 12/01/15                                       740,000        588,300
Chesapeake Energy Corp.
   6.250%, due 01/15/18 (a)                                                       655,000        563,300
   6.375%, due 06/15/15                                                         1,000,000        897,500
   7.250%, due 12/15/18 (a)                                                     3,000,000      2,775,000
   6.875%, due 11/15/20                                                           400,000        344,000
Cimarex Energy Co. 7.125%, due 05/01/17                                         1,610,000      1,489,250
Compton Petroleum Finance Corp. 7.625%, due 12/01/13 (a)                        1,755,000      1,548,787
Connacher Oil and Gas, Ltd. 10.250%, due 12/15/15 (144A) (b)                    2,015,000      1,944,475
Denbury Resources, Inc. 7.500%,  due 04/01/13- 12/15/15                         1,290,000      1,198,250
Dynegy Holdings, Inc.
   8.375%, due 05/01/16 (a)                                                       645,000        564,375
   7.750%, due 06/01/19                                                         1,570,000      1,263,850
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670%, due 11/08/16      1,325,000      1,202,437
El Paso Corp.
   8.050%, due 10/15/30                                                           150,000        130,833
   6.700%, due 02/15/27                                                            62,930         46,771
Encore Acquisition Co. 6.000%, due 07/15/15                                     1,125,000        900,000
EXCO Resources, Inc. 7.250%, due 01/15/11                                       2,825,000      2,683,750
Forest Oil Corp.
   7.250%, due 06/15/19 (144A)(b)                                               1,610,000      1,384,600
   7.250%, due 06/15/19 (a)                                                       830,000        713,800
Newfield Exploration Co.

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   6.625%, due 09/01/14-04/15/16                                              $   925,000   $    829,125
   7.125%, due 05/15/18                                                           965,000        844,375
OPTI Canada, Inc.
   7.875%, due 12/15/14                                                         1,155,000      1,027,950
   8.250%, due 12/15/14                                                         2,875,000      2,587,500
PetroHawk Energy Corp. 7.875%, due 06/01/15 (144A) (b)                          2,005,000      1,754,375
Range Resources Corp.
   7.375%, due 07/15/13                                                           950,000        921,500
   6.375%, due 03/15/15 (a)                                                       200,000        184,000
   7.500%, due 05/15/16 (a)                                                        75,000         72,000
Sabine Pass LNG LP 7.500%, due 11/30/16                                           300,000        235,500
SandRidge Energy, Inc.
   8.625%, due 04/01/15 (144A)(b) (e)                                             885,000        796,500
   8.000%, due 06/01/18 (144A)(b)                                               1,510,000      1,306,150
Southwestern Energy Co. 7.500%, due 02/01/18 (144A) (b)                           325,000        316,875
Swift Energy Co. 7.125%, due 06/01/17                                           1,400,000      1,197,000
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17                                   150,000        146,862
Tesoro Corp. 6.500%, due 06/01/17                                                 550,000        442,750
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12                       1,245,000      1,353,364
Whiting Petroleum Corp. 7.250%,  due 05/01/12- 05/01/13                         1,150,000      1,072,376
                                                                                            ------------
                                                                                              37,349,205
                                                                                            ------------
PAPER & FOREST PRODUCTS -- 2.1%
Boise Cascade LLC 7.125%, due 10/15/14                                            463,000        319,470
Bowater, Inc.
   9.000%, due 08/01/09 (a)                                                     1,490,000      1,273,950
   5.819%, due 03/15/10 (f)                                                       240,000        174,000
Domtar Corp.
   7.875%, due 10/15/11                                                           170,000        170,000
   7.125%, due 08/15/15                                                         1,045,000        966,625
Georgia-Pacific Corp. 7.700%, due 06/15/15                                        380,000        349,600
NewPage Corp. 10.000%, due 05/01/12                                             5,700,000      5,130,000
                                                                                            ------------
                                                                                               8,383,645
                                                                                            ------------
PHARMACEUTICALS -- 1.5%
Angiotech Pharmaceuticals, Inc. 6.560%, due 12/01/13 (f)                        1,710,000      1,239,750
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16 (144A) (a) (b)            780,000        776,100
Catalent Pharma Solutions, Inc.
   9.500%, due 04/15/15 (a) (e)                                                 1,020,000        795,600
   9.750%, due 04/15/17                                                           144,000        115,573
Sally Holdings LLC 10.500%, due 11/15/16 (a)                                      329,000        314,195
Sequa Corp. 13.500%, due 12/01/15 (144A) (b)                                    3,318,337      2,803,995
                                                                                            ------------
                                                                                               6,045,213
                                                                                            ------------
REAL ESTATE -- 1.3%
American Real Estate Partners LP/American Real Estate Finance Corp.
   7.125%, due 02/15/13                                                         4,615,000      3,553,550
Ashton Woods USA LLC/Ashton Woods Finance Co. 9.500%, due 10/01/15                230,000        104,650
Realogy Corp.
   10.500%, due 04/15/14                                                        1,730,000        769,850
   11.000%, due 04/15/14 (a) (e)                                                  100,000         38,750
   12.375%, due 04/15/15 (a)                                                      382,000        131,790
Ventas Realty LP/Ventas Capital Corp.
   6.625%, due 10/15/14                                                           250,000        241,250
   6.500%, due 06/01/16 (a)                                                       210,000        199,500
   6.750%, due 04/01/17                                                           205,000        194,750
                                                                                            ------------
                                                                                               5,234,090
                                                                                            ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
BMS Holdings, Inc. 10.595%, due 02/15/12 (144A) (b) (f)                           628,521        311,118
                                                                                            ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

ROAD & RAIL -- 0.5%
Marsico Parent Co. LLC 10.625%, due 01/15/16 (h)                              $ 1,432,000   $  1,202,880
Marsico Parent Holdco LLC 12.500%, due 07/15/16 (e) (h)                           527,616        437,922
Marsico Parent Superholdco LLC 14.500%, due 01/15/18 (h)                          355,369        294,956
                                                                                            ------------
                                                                                               1,935,758
                                                                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
Amkor Technology, Inc.
   7.750%, due 05/15/13                                                            90,000         77,288
   9.250%, due 06/01/16                                                           450,000        380,250
                                                                                            ------------
                                                                                                 457,538
                                                                                            ------------
SOFTWARE -- 0.3%
First Data Corp. 9.875%, due 09/24/15 (144A) (b)                                1,650,000      1,297,312
                                                                                            ------------
SPECIALTY RETAIL -- 1.2%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17 (a)                            880,000        567,600
AutoNation, Inc.
   4.791%, due 04/15/13 (f)                                                       985,000        834,788
   7.000%, due 04/15/14 (a)                                                       115,000        100,625
General Nutrition Centers, Inc.
   7.584%, due 03/15/14 (a) (e) (f)                                             1,765,000      1,478,187
   10.750%, due 03/15/15                                                          350,000        296,625
Group 1 Automotive, Inc. 8.250%, due 08/15/13 (a)                                 300,000        274,500
Michaels Stores, Inc.
   10.000%, due 11/01/14 (a)                                                      100,000         63,500
   11.375%, due 11/01/16 (a)                                                      530,000        253,075
United Auto Group, Inc. 7.750%, due 12/15/16                                    1,260,000        907,200
                                                                                            ------------
                                                                                               4,776,100
                                                                                            ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.7%
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12                         1,690,000      1,309,750
Intelsat Corp. 9.250%, due 06/15/16 (144A) (b)                                  1,500,000      1,387,500
                                                                                            ------------
                                                                                               2,697,250
                                                                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Levi Strauss & Co.
   9.750%, due 01/15/15 (a)                                                       575,000        483,000
   8.875%, due 04/01/16                                                            40,000         32,200
                                                                                            ------------
                                                                                                 515,200
                                                                                            ------------
TOBACCO -- 0.3%
Vector Group, Ltd. 11.000%, due 08/15/15                                        1,330,000      1,323,350
                                                                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Russel Metals, Inc. 6.375%, due 03/01/14                                          230,000        208,438
                                                                                            ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.9%
Centennial Communications Corp.
   10.000%, due 01/01/13 (a)                                                      200,000        192,500
   8.541%, due 01/01/13 (f)                                                       125,000        114,375
   8.125%, due 02/01/14 (a)                                                     2,100,000      2,089,500
Cricket Communications, Inc.
   9.375%, due 11/01/14                                                         1,260,000      1,178,100
   10.000%, due 07/15/15 (144A)(b)                                              1,550,000      1,488,000
FiberTower Corp. 9.000%, due 11/15/12                                             685,000        387,025
iPCS, Inc. 4.926%, due 05/01/13 (f)                                             2,520,000      2,066,400
MetroPCS Wireless, Inc. 9.250%, due 11/01/14                                    4,400,000      4,136,000
                                                                                            ------------
                                                                                              11,651,900
                                                                                            ------------
Total Domestic Bonds & Debt Securities
   (Cost $352,913,988)                                                                       305,586,112
                                                                                            ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

CONVERTIBLE BONDS -- 1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
NTL Cable Plc 8.750%, due 04/15/14 (a)                                        $   175,000   $    190,351
                                                                                            ------------
FOOD PRODUCTS -- 0.2%
Tyson Foods, Inc. - Class A 3.250%, due 10/15/13 (a)                              810,000        759,375
                                                                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Hologic, Inc. 2.000%/0.000%, due 12/15/37 (i)                                   2,070,000      1,536,975
                                                                                            ------------
MARINE -- 0.2%
Horizon Lines, Inc. 4.250%, due 08/15/12 (a)                                    1,120,000        849,800
                                                                                            ------------
MEDIA -- 0.1%
Virgin Media, Inc. 6.500%, due 11/15/16 (144A) (b)                                685,000        437,544
                                                                                            ------------
METALS & MINING -- 0.2%
Newmont Mining Corp. 1.625%, due 07/15/17                                         955,000        974,100
                                                                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
Chesapeake Energy Corp. 2.250%, due 12/15/38                                    1,250,000        865,625
                                                                                            ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
American Tower Corp. 3.000%, due 08/15/12                                         745,000      1,318,650
FiberTower Corp. 9.000%, due 11/15/12 (144A) (b)                                  170,000         96,050
                                                                                            ------------
                                                                                               1,414,700
                                                                                            ------------
Total Convertible  Bonds
   (Cost $8,369,029)                                                                           7,028,470
                                                                                            ------------
LOAN PARTICIPATION -- 9.4%
Abbot Turbo Mezz Bridge 14.500%, due 03/15/18                                   3,110,558      3,048,347
Allison Transmission, Inc. 5.570%,  due 08/07/14 (f)                            1,739,409      1,453,798
Bausch & Lomb 6.050%,  due 04/11/15 (f)                                         1,543,800      1,424,799
Building Materials Corp. 5.562%, due 02/24/14 (f)                                 748,125        581,044
Calpine Corp. 5.685%, due 03/29/09                                              1,000,000        860,400
Catalina Marketing Corp. 7.033%, due 10/09/17 (f)                               3,475,000      2,919,000
Community Health Systems, Inc.
   1.000%, due 06/18/14                                                            48,777         43,090
   5.060%, due 06/18/14 (f)                                                       953,736        842,530
Dana Exit 6.750%, due 01/31/15 (f)                                              2,520,677      2,134,698
Delphi Auto 1.000%, due 12/31/08                                                1,135,300        959,328
Delphi Corp. 1.000%, due 12/31/08                                                 115,621         97,700
Education Media, Inc.
   6.487%, due 11/14/14 (f)                                                     1,977,273      1,740,000
   11.987%, due 11/14/14 (f)                                                    5,197,751      3,898,313
Ford Motor Co. 5.490%, due 12/16/13 (f)                                         1,644,676      1,074,865
General Motors Corp. 1.000%, due 11/29/13                                       1,371,519        888,059
Hawker Beechcraft Acquisition Co.
   2.700%, due 03/31/14                                                            26,657         23,458
   4.800%, due 03/31/14 (f)                                                       456,282        398,243
Marsico Parent 6.812%, due 11/14/14 (f)                                           497,500        398,000
Masonite 4.795%, due 04/06/13 (f)                                               1,596,739      1,266,214
Masonite Canadian 4.795%, due 04/06/13 (f)                                      1,581,072      1,253,790
Navistar International Corp. 1.000%,  due 01/19/12                                850,000        728,167
Pillowtex Corp. 9.000%, due 12/15/49 (d)                                          175,000              0
PQ Corp.
   6.050%, due 07/30/14 (f)                                                       750,000        641,250
   9.300%, due 07/30/15 (f)                                                     2,750,000      2,268,750
Texas Competitive Electric Holdings Co. LLC
   6.032%, due 10/10/14 (f)                                                     4,311,639      3,655,839
   6.302%, due 10/10/14 (f)                                                       329,171        278,512
Texas Competitive Energy 6.302%, due 10/10/14 (f)                                 496,250        419,331
Verso Paper Holdings LLC 9.033%, due 02/01/13 (f)                                 448,000        412,160

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/PAR
SECURITY DESCRIPTION                                                             AMOUNT        VALUE
--------------------                                                          -----------   ------------
Wind Acquisition Holdings Finance 10.920%, due 06/17/15 (f)                   $ 3,103,449   $  4,260,566
                                                                                            ------------
Total Loan Participation
   (Cost $42,122,693)                                                                         37,970,251
                                                                                            ------------
COMMON STOCKS -- 0.1%
AUTO COMPONENTS -- 0.0%
Goodyear Tire & Rubber Co. (The) *(a)                                               6,645        101,735
                                                                                            ------------
BUILDING PRODUCTS -- 0.0%
Ainsworth Lumber Co., Ltd. *(b)                                                    10,657              0
                                                                                            ------------
CAPITAL MARKETS -- 0.1%
E*TRADE Financial Corp. *                                                          88,580        248,024
                                                                                            ------------
CONTAINERS & PACKAGING -- 0.0%
Russell-Stanley Holdings, Inc. (d)                                                  2,000              0
                                                                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
Viatel Holding Bermuda, Ltd. *                                                          4             42
                                                                                            ------------
MEDIA -- 0.0%
Cebridge Connections Holdings (d)                                                   7,460         67,140
Virgin Media, Inc. (a)                                                              1,775         14,022
                                                                                            ------------
                                                                                                  81,162
                                                                                            ------------
PAPER & FOREST PRODUCTS -- 0.0%
Ainsworth Lumber Co., Ltd. *                                                        9,494         17,915
                                                                                            ------------
Total Common Stocks
   (Cost $932,918)                                                                               448,878
                                                                                            ------------
PREFERRED STOCK -- 0.0%
ROAD & RAIL -- 0.0%
Marsico Parent Superholdco LLC 0.000%, (h)
   (Cost -- $90,515)                                                                   96         82,080
                                                                                            ------------
CONVERTIBLE PREFERRED STOCK -- 0.1%
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Citigroup, Inc. 8.400%, due 04/29/49
   (Cost -- $567,158)                                                             650,000        443,242
                                                                                            ------------
WARRANTS -- 0.0%
CHEMICALS -- 0.0%
Zemex Minerals Group, Inc.*                                                            87              0
                                                                                            ------------
COMMUNICATIONS EQUIPMENT -- 0.0%
Viasystems Group, Inc., expires 04/30/11 *(d)                                       9,411              0
                                                                                            ------------
GAS UTILITIES -- 0.0%
AMF Bowling Worldwide, Inc., expires 03/09/09 *(d)                                    901              0
                                                                                            ------------
MEDIA -- 0.0%
Advanstar Holdings Corp., expires 10/15/11 *                                           75          6,000
MDP Acquisitions Plc, expires 10/01/13 *(b)                                           100          2,274
Sirius XM Radio, Inc., expires 03/15/10*                                              125              6
                                                                                            ------------
                                                                                                   8,280
                                                                                            ------------
PAPER & FOREST PRODUCTS -- 0.0%
Neenah Enterprises, Inc., expires 10/07/13 *(b)                                     6,130              0
                                                                                            ------------
ROAD & RAIL -- 0.0%
Marsico Parent Superholdco, Ltd., expires 12/31/49 *                                   25         42,250
                                                                                            ------------
Total Warrants
   (Cost $271,437)                                                                                50,530
                                                                                            ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)


                                                                                  PAR
SECURITY DESCRIPTION                                                             AMOUNT        VALUE
--------------------                                                          -----------   ------------
SHORT-TERM INVESTMENTS -- 24.6%
REPURCHASE AGREEMENTS -- 13.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.300% to be repurchased at $1,862,016 on 10/01/08 collateralized by
   $1,905,000 FHLB 2.428% due 01/13/10 with a value of $1,903,095.            $ 1,862,000   $  1,862,000
State Street Navigator Securities Lending Trust Prime Portfolio (j)            52,528,905     52,528,905
                                                                                            ------------
                                                                                              54,390,905
                                                                                            ------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES  -- 11.1%
Federal Home Loan Bank
   1.800%, due 10/02/08 (k)                                                     1,900,000      1,899,905
   2.100%, due 10/06/08 (k)                                                     5,100,000      5,098,513
   0.500%, due 10/23/08 (k)                                                    10,400,000     10,396,822
Federal National Mortgage Assoc. 2.070%, due 11/04/08 (k)                      27,700,000     27,645,846
                                                                                            ------------
                                                                                              45,041,086
                                                                                            ------------
Total Short-Term Investments
   (Cost $99,431,991)                                                                         99,431,991
                                                                                            ------------
TOTAL INVESTMENTS -- 111.4% (Cost $504,699,729)                                              451,041,554
                                                                                            ------------
Other Assets and Liabilities (net) -- (11.4)%                                                (46,218,375)
                                                                                            ------------
TOTAL NET ASSETS -- 100.0%                                                                  $404,823,179
                                                                                            ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $718,308 and $54,655,852 respectively, resulting in a net unrealized depreciation of $53,937,544.
(a)  All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $77,572,406 of net assets.
(c)  Security is in default and/or issuer is in bankruptcy.
(d) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.
(g) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)  Illiquid securities representing in the aggregate $2,017,838 of net assets.
(i) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(j) Represents investment of collateral received from securities lending transactions.
(k)  Zero coupon bond - Interest rate represents current yield to maturity.
FHLB - Federal Home Loan Bank

The following table summarizes the credit composition of the portfolio holdings of the BlackRock High Yield Portfolio at September 30, 2008 based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                          PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY    PORTFOLIO
---------------------------------------   ----------
BBB                                           4.47%
BB                                           22.73
B                                            38.47
Below B                                      11.32
Equities/Other                               23.01
                                            ------
Total:                                      100.00%
                                            ======

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

INVESTMENTS IN OTHER FINANCIAL VALUATION INPUTS SECURITIES INSTRUMENTS*

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $  2,243,745        $      0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     396,201,764         668,302
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS              67,140               0
                                                --------------   ---------------
TOTAL                                            $398,512,649        $668,302

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN   OTHER FINANCIAL
                                                  SECURITIES       INSTRUMENTS
                                                --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                    $67,140             $0
   Accrued discounts/premiums                            0              0
   Realized Gain (Loss)                                  0              0
   Change in unrealized appreciation
      (depreciation)                                     0              0
   Net Purchases (Sales)                                 0              0
   Transfers In (Out) of Level 3                         0              0
                                                --------------   ---------------
BALANCE AS OF SEPTEMBER 30, 2008                   $67,140             $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                                                              ACQUISITION
                                                               COST AS A                    VALUE AS A
ILLIQUID AND                     ACQUISITION   ACQUISITION   PERCENTAGE OF                PERCENTAGE OF
RESTRICTED SECURITIES               DATES         COST         NET ASSETS      VALUE        NET ASSETS
------------------------------   -----------   -----------   -------------   ----------   -------------
Marsico Parent Holdco LLC          11/28/07     $  491,000        0.12%      $  437,922       0.11%
Marsico Parent Superholdco LLC     11/28/07        308,328        0.08          294,956       0.07
Marsico Parent Co. LLC             11/28/07      1,432,000        0.35        1,202,880       0.30
Marsico Parent Superholdco LLC     11/28/07         90,515        0.02           82,080       0.02
                                                ----------        ----       ----------       ----
                                                $2,321,843        0.57%      $2,017,838       0.50%
                                                ==========        ====       ==========       ====

Forward Foreign Currency Contracts to Sell:

                                               Value at       In Exchange   Net Unrealized
Settlement Date   Contracts to Deliver   September 30, 2008    for U.S.$     Appreciation
---------------   --------------------   ------------------   -----------   --------------
10/23/2008               3,297,000 EUR         $4,652,391      $5,160,003      $507,612
10/23/2008               3,007,500 EUR          4,243,878       4,404,568       160,690
                                                                               --------
                                                                               $668,302
                                                                               ========

EUR - Euro Dollar

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         SHARES           VALUE
--------------------                                                      ------------   --------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 5.6%
General Dynamics Corp.                                                         240,000   $   17,668,800
L-3 Communications Holdings, Inc.                                               68,900        6,774,248
Lockheed Martin Corp.                                                          180,000       19,740,600
Raytheon Co.                                                                   320,000       17,123,200
United Technologies Corp.                                                      380,000       22,822,800
                                                                                         --------------
                                                                                             84,129,648
                                                                                         --------------
BIOTECHNOLOGY -- 3.8%
Amgen, Inc. *                                                                  400,000       23,708,000
Biogen Idec, Inc. *                                                            270,000       13,578,300
Gilead Sciences, Inc. *                                                        410,000       18,687,800
                                                                                         --------------
                                                                                             55,974,100
                                                                                         --------------
CHEMICALS -- 0.6%
Mosaic Co. (The)                                                               130,000        8,842,600
                                                                                         --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.4%
R.R. Donnelley & Sons Co.                                                      150,000        3,679,500
Steelcase, Inc. - Class A (a)                                                  150,000        1,612,500
                                                                                         --------------
                                                                                              5,292,000
                                                                                         --------------
COMMUNICATIONS EQUIPMENT -- 0.2%
Cisco Systems, Inc. *(a)                                                       110,000        2,481,600
                                                                                         --------------
COMPUTERS & PERIPHERALS -- 5.6%
Hewlett-Packard Co.                                                            640,000       29,593,600
International Business Machines Corp.                                          300,000       35,088,000
Lexmark International, Inc. - Class A *(a)                                      90,000        2,931,300
QLogic Corp. *                                                                 200,000        3,072,000
Western Digital Corp. *                                                        610,000       13,005,200
                                                                                         --------------
                                                                                             83,690,100
                                                                                         --------------
CONSTRUCTION & ENGINEERING -- 1.0%
Fluor Corp. (a)                                                                260,000       14,482,000
                                                                                         --------------
CONSUMER FINANCE -- 1.1%
Capital One Financial Corp. (a)                                                330,000       16,830,000
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Bank of America Corp. (a)                                                      160,000        5,600,000
JPMorgan Chase & Co.                                                           120,000        5,604,000
                                                                                         --------------
                                                                                             11,204,000
                                                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
AT&T, Inc.                                                                     250,000        6,980,000
CenturyTel, Inc.                                                               260,000        9,529,000
                                                                                         --------------
                                                                                             16,509,000
                                                                                         --------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.2%
Roper Industries, Inc. (a)                                                      40,000        2,278,400
                                                                                         --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0%
Agilent Technologies, Inc. *                                                    20,000          593,200
                                                                                         --------------
ENERGY EQUIPMENT & SERVICES -- 1.1%
ENSCO International, Inc.                                                      280,000       16,136,400
                                                                                         --------------
FOOD & STAPLES RETAILING -- 3.5%
BJ's Wholesale Club, Inc. *(a)                                                  20,000          777,200
Kroger Co. (The)                                                               670,000       18,411,600
Wal-Mart Stores, Inc.                                                          540,000       32,340,600
                                                                                         --------------
                                                                                             51,529,400
                                                                                         --------------

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Baxter International, Inc.                                                     310,000   $   20,345,300
St. Jude Medical, Inc. *(a)                                                    400,000       17,396,000
                                                                                         --------------
                                                                                             37,741,300
                                                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 5.3%
Aetna, Inc.                                                                    170,000        6,138,700
Express Scripts, Inc. *                                                        240,000       17,716,800
Lincare Holdings, Inc. *(a)                                                     80,000        2,407,200
McKesson Corp. (a)                                                             310,000       16,681,100
Medco Health Solutions, Inc. *                                                 380,000       17,100,000
WellPoint, Inc. *                                                              400,000       18,708,000
                                                                                         --------------
                                                                                             78,751,800
                                                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
McDonald's Corp.                                                               390,000       24,063,000
                                                                                         --------------
HOUSEHOLD DURABLES -- 0.4%
NVR, Inc. *(a)                                                                  10,000        5,720,000
                                                                                         --------------
HOUSEHOLD PRODUCTS -- 0.8%
Procter & Gamble Co. (The)                                                     170,000       11,847,300
                                                                                         --------------
INDUSTRIAL CONGLOMERATES -- 1.2%
General Electric Co.                                                           720,000       18,360,000
                                                                                         --------------
INSURANCE -- 4.6%
Allstate Corp. (The)                                                           400,000       18,448,000
Chubb Corp. (The)                                                              330,000       18,117,000
Marsh & McLennan Cos., Inc.                                                    250,000        7,940,000
PartnerRe, Ltd.                                                                 10,000          680,900
RenaissanceRe Holdings, Ltd.                                                    10,000          520,000
Travelers Cos., Inc. (The)                                                     390,000       17,628,000
W.R. Berkley Corp.                                                             238,500        5,616,675
                                                                                         --------------
                                                                                             68,950,575
                                                                                         --------------
IT SERVICES -- 2.2%
Accenture, Ltd. - Class A                                                      470,000       17,860,000
Affiliated Computer Services, Inc. - Class A *                                 120,000        6,075,600
Computer Sciences Corp. *                                                      210,900        8,476,071
                                                                                         --------------
                                                                                             32,411,671
                                                                                         --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.0%
Hasbro, Inc. (a)                                                                20,000          694,400
                                                                                         --------------
MACHINERY -- 3.8%
AGCO Corp. *(a)                                                                120,000        5,113,200
Caterpillar, Inc. (a)                                                          320,000       19,072,000
Cummins, Inc.                                                                  360,000       15,739,200
Dover Corp.                                                                     10,000          405,500
Gardner Denver, Inc. *                                                          90,000        3,124,800
Parker Hannifin Corp.                                                          240,000       12,720,000
                                                                                         --------------
                                                                                             56,174,700
                                                                                         --------------
MEDIA -- 1.7%
Omnicom Group, Inc. (a)                                                        100,000        3,856,000
Walt Disney Co. (The)                                                          700,000       21,483,000
                                                                                         --------------
                                                                                             25,339,000
                                                                                         --------------
METALS & MINING -- 0.7%
United States Steel Corp.                                                      140,000       10,865,400
                                                                                         --------------
MULTILINE RETAIL -- 0.4%
Big Lots, Inc. *(a)                                                            230,000        6,400,900
                                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 18.7%
Apache Corp.                                                                   180,000       18,770,400

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Chevron Corp.                                                                  450,000   $   37,116,000
ConocoPhillips (a)                                                             410,000       30,032,500
Devon Energy Corp.                                                             210,000       19,152,000
Exxon Mobil Corp.                                                              870,000       67,564,200
Frontline, Ltd. (a)                                                            110,000        5,287,700
Hess Corp. (a)                                                                 210,000       17,236,800
Marathon Oil Corp.                                                             410,000       16,346,700
Murphy Oil Corp.                                                               250,000       16,035,000
Noble Energy, Inc.                                                             200,000       11,118,000
Occidental Petroleum Corp.                                                     300,000       21,135,000
Sunoco, Inc.                                                                   240,000        8,539,200
Valero Energy Corp.                                                            340,000       10,302,000
                                                                                         --------------
                                                                                            278,635,500
                                                                                         --------------
PERSONAL PRODUCTS -- 0.3%
Estee Lauder Cos., Inc. (The) - Class A                                         80,000        3,992,800
Herbalife, Ltd.                                                                 20,000          790,400
                                                                                         --------------
                                                                                              4,783,200
                                                                                         --------------
PHARMACEUTICALS -- 7.7%
Eli Lilly & Co.                                                                460,000       20,253,800
Forest Laboratories, Inc. *                                                     70,000        1,979,600
Johnson & Johnson                                                              580,000       40,182,400
Merck & Co., Inc.                                                              640,000       20,198,400
Pfizer, Inc.                                                                 1,750,000       32,270,000
                                                                                         --------------
                                                                                            114,884,200
                                                                                         --------------
PROFESSIONAL SERVICES -- 0.2%
Robert Half International, Inc. (a)                                            140,000        3,465,000
                                                                                         --------------
ROAD & RAIL -- 1.2%
CSX Corp. (a)                                                                  320,000       17,462,400
Ryder System, Inc.                                                              10,000          620,000
                                                                                         --------------
                                                                                             18,082,400
                                                                                         --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 10.8%
Altera Corp.                                                                   810,000       16,750,800
Analog Devices, Inc.                                                           580,000       15,283,000
Broadcom Corp. - Class A *                                                     870,000       16,208,100
Intel Corp. (a)                                                              1,550,000       29,031,500
Intersil Corp. - Class A                                                       420,000        6,963,600
KLA-Tencor Corp. (a)                                                           410,000       12,976,500
Linear Technology Corp. (a)                                                    520,000       15,943,200
National Semiconductor Corp.                                                   640,000       11,014,400
Silicon Laboratories, Inc. *(a)                                                 70,000        2,149,000
Texas Instruments, Inc.                                                        820,000       17,630,000
Xilinx, Inc. (a)                                                               730,000       17,118,500
                                                                                         --------------
                                                                                            161,068,600
                                                                                         --------------
SOFTWARE -- 5.4%
Adobe Systems, Inc. *                                                          100,000        3,947,000
Autodesk, Inc. *                                                               140,000        4,697,000
CA, Inc.                                                                        30,000          598,800
Compuware Corp. *(a)                                                            80,000          775,200
Intuit, Inc. *                                                                 310,000        9,799,100
McAfee, Inc. *                                                                 130,000        4,414,800
Microsoft Corp.                                                                460,000       12,277,400
Oracle Corp. *                                                               1,210,000       24,575,100
Symantec Corp. *                                                               910,000       17,817,800
Synopsys, Inc. *                                                                58,000        1,157,100
                                                                                         --------------
                                                                                             80,059,300
                                                                                         --------------
SPECIALTY RETAIL -- 4.1%
Advance Auto Parts, Inc.                                                       140,000        5,552,400
AutoZone, Inc. *                                                               110,000       13,567,400

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                              SHARES/
SECURITY DESCRIPTION                                                        PAR AMOUNT       VALUE
--------------------                                                        ----------   --------------
Gap, Inc. (The)                                                                880,000   $   15,646,400
Ross Stores, Inc.                                                              270,000        9,938,700
TJX Co., Inc. (The)                                                            540,000       16,480,800
                                                                                         --------------
                                                                                             61,185,700
                                                                                         --------------
TEXTILES, APPAREL & LUXURY GOODS  -- 1.2%
NIKE, Inc. - Class B                                                           240,000       16,056,000
Polo Ralph Lauren Corp. (a)                                                     20,000        1,332,800
                                                                                         --------------
                                                                                             17,388,800
                                                                                         --------------
Total Common Stocks
   (Cost $1,595,010,674)                                                                  1,486,845,194
                                                                                         --------------
ESCROWED SHARES -- 0.0%
COMPUTERS & PERIPHERALS  -- 0.0%
ESC Seagate Technology *(b)
   (Cost -- $0)                                                                 27,200               27
                                                                                         --------------
SHORT-TERM INVESTMENTS -- 8.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.300% to be repurchased at $2,274,019 on 10/01/08 collateralized by
   2,325,000 FHLB at 4.453% due 01/13/10 with a value of $2,322,675.      $  2,274,000        2,274,000
State Street Navigator Securities Lending Trust Prime Portfolio (c)        130,896,676      130,896,676
                                                                                         --------------
Total Short-Term Investments
   (Cost $133,170,676)                                                                      133,170,676
                                                                                         --------------
TOTAL INVESTMENTS -- 108.7% (Cost $1,728,181,350)                                         1,620,015,897
                                                                                         --------------
Other Assets and Liabilities (net) -- (8.7)%                                               (130,115,978)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $1,489,899,919
                                                                                         ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $83,574,742 and $193,039,717 respectively, resulting in a net unrealized depreciation of $109,464,975.
(a)  All or a portion of security is on loan.
(b)  Illiquid securities representing in the aggregate $27 of net assets.
(c) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,489,119,194         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   27          0
                                                --------------   ---------------
TOTAL                                           $1,489,119,221         $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN   OTHER FINANCIAL
                                                  SECURITIES       INSTRUMENTS
                                                --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                       $27              $0
   Accrued discounts/premiums                           0               0
   Realized Gain (Loss)                                 0               0
   Change in unrealized appreciation
      (depreciation)                                    0               0
   Net Purchases (Sales)                                0               0
   Transfers In (Out) of Level 3                        0               0
                                                --------------   ---------------
BALANCE AS OF SEPTEMBER 30, 2008                      $27              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES           VALUE
--------------------                                                        ------------   --------------
COMMON STOCKS -- 97.5%
AUSTRALIA -- 9.5%
CFS Retail Property Trust (REIT)                                               5,231,948   $    9,526,240
Commonwealth Property Office Fund (REIT)                                       2,058,100        2,410,271
Dexus Property Group (REIT)                                                    5,487,543        6,384,019
Goodman Group (REIT)                                                             891,872        1,798,686
GPT Group (REIT)                                                               2,731,700        3,948,252
ING Industrial Fund (REIT)                                                       936,800        1,184,948
Macquarie CountryWide Trust (REIT)                                             1,511,800        1,185,342
Mirvac Group (REIT)                                                            1,498,300        3,031,085
Stockland (REIT)                                                               2,524,740       11,277,746
Westfield Group (REIT)                                                         4,903,800       66,949,741
                                                                                           --------------
                                                                                              107,696,330
                                                                                           --------------
BELGIUM -- 0.5%
Cofinimmo S.A.                                                                    31,878        5,572,731
                                                                                           --------------
BERMUDA -- 1.0%
Hongkong Land Holdings, Ltd.                                                   2,961,300        8,899,426
Kerry Properties, Ltd.                                                           884,500        2,884,020
                                                                                           --------------
                                                                                               11,783,446
                                                                                           --------------
CANADA -- 2.6%
Brookfield Properties Corp. (a)                                                  331,200        5,246,208
Canadian Real Estate Investment Trust (REIT)                                      96,000        2,566,884
H&R Real Estate Investment Trust (REIT)                                          259,900        3,673,273
RioCan Real Estate Investment Trust (REIT)                                       961,900       18,341,352
                                                                                           --------------
                                                                                               29,827,717
                                                                                           --------------
CAYMAN ISLANDS -- 0.0%
Shui On Land, Ltd.                                                               802,800          332,446
                                                                                           --------------
FINLAND -- 0.3%
Citycon Oyj                                                                      932,143        3,069,331
                                                                                           --------------
FRANCE -- 6.1%
Klepierre (REIT)                                                                  76,871        3,021,690
Mercialys (REIT)                                                                 295,875       12,619,818
Societe Immobiliere de Location pour l'Industrie et le Commerce (REIT)            28,407        3,522,402
Unibail-Rodamco (REIT)                                                           246,290       50,182,602
                                                                                           --------------
                                                                                               69,346,512
                                                                                           --------------
GERMANY -- 0.4%
Deutsche Euroshop A.G.                                                           152,880        4,966,155
                                                                                           --------------
HONG KONG -- 7.4%
Cheung Kong Holdings, Ltd.                                                       569,200        6,455,017
China Overseas Land & Investment, Ltd.                                         3,066,800        3,712,964
Hang Lung Group, Ltd.                                                          1,440,400        4,565,064
Hang Lung Properties, Ltd.                                                     4,472,100       10,544,962
Link (The)                                                                     6,749,200       13,961,557
Sino Land Co., Ltd.                                                            5,978,500        6,734,642
Sun Hung Kai Properties, Ltd.                                                  3,122,700       32,056,974
Wharf Holdings, Ltd.                                                           2,271,000        6,486,394
                                                                                           --------------
                                                                                               84,517,574
                                                                                           --------------
JAPAN -- 12.2%
Japan Logistics Fund, Inc. (REIT)                                                    402        2,384,631
Japan Real Estate Investment Corp. (REIT)                                          1,869       15,080,559
Japan Retail Fund Investment Corp. (REIT)                                            678        2,797,968
Kenedix Realty Investment Corp. (REIT)                                               702        2,591,148
Mitsubishi Estate Co., Ltd.                                                    2,464,500       48,625,920
Mitsui Fudosan Co., Ltd.                                                       1,763,700       34,090,497
Nippon Accommodations Fund, Inc. (REIT)                                              268        1,295,900
Nippon Building Fund, Inc. (REIT)                                                  1,729       16,679,042

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Sumitomo Realty & Development Co., Ltd.                                          685,300   $   14,979,840
                                                                                           --------------
                                                                                              138,525,505
                                                                                           --------------
LUXEMBOURG -- 0.1%
ProLogis European Properties                                                     166,350        1,492,082
                                                                                           --------------
NETHERLANDS -- 2.4%
Corio N.V. (REIT)                                                                289,777       20,772,666
Eurocommercial Properties N.V.                                                    88,297        3,861,301
Wereldhave N.V. (REIT)                                                            22,442        2,196,329
                                                                                           --------------
                                                                                               26,830,296
                                                                                           --------------
SINGAPORE -- 1.5%
Ascendas Real Estate Investment Trust (REIT)                                   3,502,000        4,649,474
Capitaland, Ltd.                                                               2,991,000        6,533,826
CapitaMall Trust (REIT)                                                        3,981,223        6,355,151
                                                                                           --------------
                                                                                               17,538,451
                                                                                           --------------
SWEDEN -- 0.7%
Castellum A.B. (REIT)                                                            365,200        3,185,815
Hufvudstaden A.B.                                                                658,826        5,090,419
                                                                                           --------------
                                                                                                8,276,234
                                                                                           --------------
SWITZERLAND -- 0.8%
PSP Swiss Property A.G.                                                          160,300        9,304,048
                                                                                           --------------
UNITED KINGDOM -- 6.8%
British Land Co. Plc (REIT)                                                      816,500       10,938,008
Brixton Plc (REIT)                                                               268,618        1,004,125
Derwent London Plc (REIT)                                                        175,000        3,273,576
Great Portland Estates Plc (REIT)                                                462,800        2,775,596
Hammerson Plc (REIT)                                                           1,041,779       18,180,836
Land Securities Group Plc (REIT)                                                 956,000       21,604,728
Liberty International Plc (REIT)                                                 604,200       10,507,997
Safestore Holdings Plc                                                         2,081,700        4,828,032
Segro Plc (REIT)                                                                 614,300        4,601,990
                                                                                           --------------
                                                                                               77,714,888
                                                                                           --------------
UNITED STATES -- 45.2%
Acadia Realty Trust (REIT)                                                       109,836        2,776,654
AMB Property Corp. (REIT)                                                        156,200        7,075,860
AvalonBay Communities, Inc. (REIT) (a)                                           153,400       15,097,628
BioMed Realty Trust, Inc. (REIT)                                                 190,000        5,025,500
Boston Properties, Inc. (REIT)                                                   358,100       33,539,646
BRE Properties, Inc. - Class A (REIT) (a)                                        226,646       11,105,654
Camden Property Trust (a)                                                         19,667          901,928
Corporate Office Properties Trust (REIT)                                          66,085        2,666,530
Digital Realty Trust, Inc. (a)                                                   229,600       10,848,600
Douglas Emmett, Inc. (REIT)                                                      226,400        5,223,048
Equity Residential                                                               501,800       22,284,938
Essex Property Trust, Inc. (a)                                                   102,076       12,078,653
Extra Space Storage, Inc. (a)                                                    238,800        3,667,968
Federal Realty Investment Trust (REIT) (a)                                       345,934       29,611,950
General Growth Properties, Inc. (REIT) (a)                                       400,200        6,043,020
HCP, Inc.                                                                        414,700       16,641,911
Health Care, Inc. (REIT) (a)                                                     220,547       11,739,717
Highwoods Properties, Inc. (REIT)                                                255,478        9,084,798
Home Properties, Inc. (REIT) (a)                                                 134,600        7,800,070
Host Hotels & Resorts, Inc.  (REIT) (a)                                        1,245,600       16,554,024
Kilroy Realty Corp. (REIT) (a)                                                   103,700        4,955,823
Kimco Realty Corp. (REIT) (a)                                                    368,800       13,623,472
LaSalle Hotel Properties (REIT) (a)                                               84,100        1,961,212
Liberty Property Trust (REIT)                                                    297,000       11,182,050
Macerich Co. (The)  (REIT)                                                       208,600       13,277,390
Nationwide Health Properties, Inc. (REIT)                                        418,059       15,041,763
OMEGA Healthcare Investors, Inc. (REIT)                                          309,600        6,086,736

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT         VALUE
--------------------                                                        ------------   --------------
Peoples Choice Financial Corp. * (144A) (b) (c)                                   60,000   $            0
ProLogis (REIT) (a)                                                              408,300       16,850,541
Public Storage (a)                                                               210,700       20,861,407
Regency Centers Corp. (REIT) (a)                                                 215,300       14,358,357
Simon Property Group, Inc. (REIT)                                                689,500       66,881,500
SL Green Realty Corp. (REIT)                                                      81,060        5,252,688
Strategic Hotel Capital, Inc. (REIT) (a)                                         288,900        2,181,195
Tanger Factory Outlet Centers (a)                                                280,565       12,285,941
Taubman Centers, Inc. (REIT) (a)                                                 196,813        9,840,650
UDR, Inc. (REIT) (a)                                                             525,702       13,747,107
Ventas, Inc.                                                                     500,200       24,719,884
Vornado Realty Trust (a)                                                         356,307       32,406,122
                                                                                           --------------
                                                                                              515,281,935
                                                                                           --------------
Total Common Stocks
   (Cost $1,343,761,108)                                                                    1,112,075,681
                                                                                           --------------
SHORT-TERM INVESTMENTS -- 17.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $33,567,373 on 10/01/08 collateralized
   by $34,275,000 FHLB 2.980% due 01/19/10 with a value of $34,239,354.     $ 33,567,000       33,567,000
State Street Navigator Securities Lending Trust Prime Portfolio (d)          167,229,781      167,229,781
                                                                                           --------------
Total Short-Term Investments
   (Cost $200,796,781)                                                                        200,796,781
                                                                                           --------------
TOTAL INVESTMENTS -- 115.1% (Cost $1,544,557,889#)                                          1,312,872,462
                                                                                           --------------
Other Assets and Liabilities (net) -- (15.1)%                                                (172,477,502)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0%                                                                 $1,140,394,960
                                                                                           ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $28,408,385 and $260,093,812 respectively, resulting in a net unrealized depreciation of $231,685,427.
(a)  All or a portion of security is on loan.
(b) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $0 of net assets.
(d) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 09/30/2008

                                      VALUE     PERCENT OF
INDUSTRY                              (000)     NET ASSETS
--------------------------------   ----------   ----------
Apartments                         $   84,312      7.4%
Commercial Services                    14,299      1.3%
Community Centers                      13,623      1.2%
Diversified                           260,296     22.8%
Health Care Providers & Services       74,230      6.5%
Industrials                            45,973      4.0%
Lodging                                20,696      1.8%
Management & Services                  63,020      5.5%
Office                                119,626     10.5%
Operating & Development               122,890     10.8%
Regional Malls                        282,229     24.7%
Storage/Warehousing                    10,882      1.0%
                                   ----------     ----
                                   $1,112,076     97.5%
                                   ==========     ====

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $  578,676,652         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      566,966,029          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------   ---------------
TOTAL                                           $1,145,642,681         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
SSGA GROWTH AND INCOME ETF PORTFOLIO
(Formerly Cyclical Growth and Income ETF Portfolio)

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                              SHARES/
SECURITY DESCRIPTION                                                        PAR AMOUNT       VALUE
--------------------                                                       -----------   --------------
INVESTMENT COMPANY SECURITIES -- 94.1%
iShares Lehman Treasury Inflation Protected Securities Fund (a)                 97,300   $    9,856,490
iShares MSCI Canada Index Fund (a)                                              77,300        2,036,082
iShares MSCI EAFE Index Fund (a)                                               407,200       22,925,360
iShares S&P 500 Index Fund (a)                                                 315,700       37,094,750
SPDR DJ Wilshire International Real Estate ETF                                  51,900        1,979,985
SPDR Lehman High Yield Bond ETF                                                566,110       22,100,934
SPDR S&P International Small Cap ETF                                           165,000        4,034,250
SPDR Trust Series 1 (a)                                                        276,000       32,013,240
Vanguard Emerging Markets ETF (a)                                              313,800       10,876,308
Vanguard REIT ETF                                                               35,100        2,133,027
Vanguard Total Bond Market ETF                                                 614,300       46,453,367
                                                                                         --------------
Total Investment Company Securities
   (Cost $208,945,395)                                                                      191,503,793
                                                                                         --------------
SHORT-TERM INVESTMENTS -- 29.9%
Aim Prime Fund                                                             $ 6,311,158        6,311,158
Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio **              5,770        5,770,271
State Street Navigator Securities Lending Trust Prime Portfolio (b)        $48,883,491       48,883,491
                                                                                         --------------
Total Short-Term Investments
   (Cost $60,964,920)                                                                        60,964,920
                                                                                         --------------
TOTAL INVESTMENTS -- 124.0% (Cost $269,910,315#)                                            252,468,713
                                                                                         --------------
Other Assets and Liabilities (net) -- (24.0)%                                               (48,821,751)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $  203,646,962
                                                                                         ==============

PORTFOLIO FOOTNOTES:
**   Affiliated Issuer.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $17,441,602 respectively, resulting in a net unrealized depreciation of $17,441,602.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $197,274,064          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       6,311,158           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $203,585,222          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
SSGA GROWTH ETF PORTFOLIO
(Formerly Cyclical Growth ETF Portfolio)

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                         SHARES/
SECURITY DESCRIPTION                                                   PAR AMOUNT       VALUE
--------------------                                                  -----------   --------------
INVESTMENT COMPANY SECURITIES -- 94.4%
iShares Lehman Treasury Inflation Protected Securities Fund                54,700   $    5,541,110
iShares MSCI Canada Index Fund (a)                                        145,000        3,819,300
iShares MSCI EAFE Index Fund                                              590,000       33,217,000
iShares S&P 500 Index Fund (a)                                            361,800       42,511,500
iShares S&P MidCap 400 Index Fund                                          78,200        5,658,552
iShares S&P SmallCap 600 Index Fund                                        63,800        3,796,738
SPDR DJ Wilshire International Real Estate ETF (a)                         48,700        1,857,905
SPDR Lehman High Yield Bond ETF                                           293,800       11,469,952
SPDR S&P International Small Cap ETF                                      232,100        5,674,845
SPDR Trust Series 1 (a)                                                   278,100       32,256,819
Vanguard Emerging Markets ETF                                             411,900       14,276,454
Vanguard REIT ETF                                                          33,000        2,005,410
Vanguard Total Bond Market ETF                                            250,400       18,935,248
                                                                                    --------------
Total Investment Company Securities
   (Cost $200,966,378)                                                                 181,020,833
                                                                                    --------------
SHORT-TERM INVESTMENTS -- 24.3%
Aim Prime Fund                                                        $ 3,835,803        3,835,803
Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio **         6,874        6,873,858
State Street Navigator Securities Lending Trust Prime Portfolio (b)   $35,912,405       35,912,405
                                                                                    --------------
Total Short-Term Investments
   (Cost $46,622,066)                                                                   46,622,066
                                                                                    --------------
TOTAL INVESTMENTS -- 118.7% (Cost $247,588,444#)                                       227,642,899
                                                                                    --------------
Other Assets and Liabilities (net) -- (18.7)%                                          (35,830,906)
                                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                                          $  191,811,993
                                                                                    ==============

PORTFOLIO FOOTNOTES:

**   Affiliated Issuer.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $40,389 and $19,985,934 respectively, resulting in a net unrealized depreciation of $19,945,545.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $187,894,691           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       3,835,803            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                            $191,730,494           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES         VALUE
--------------------                                                       -----------   ------------
COMMON STOCKS -- 92.3%
AEROSPACE & DEFENSE -- 3.5%
Curtiss-Wright Corp.                                                            72,060   $  3,275,127
DRS Technologies, Inc. (a)                                                      27,120      2,081,460
Esterline Technologies Corp. *                                                  46,000      1,821,140
                                                                                         ------------
                                                                                            7,177,727
                                                                                         ------------
AUTO COMPONENTS -- 0.5%
Tenneco, Inc. *(a)                                                             100,650      1,069,910
                                                                                         ------------
CAPITAL MARKETS -- 0.8%
Waddell & Reed Financial, Inc. - Class A                                        67,890      1,680,277
                                                                                         ------------
CHEMICALS -- 0.1%
OM Group, Inc. *(a)                                                              7,880        177,300
                                                                                         ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.9%
Ennis, Inc.                                                                    121,100      1,872,206
                                                                                         ------------
COMMERCIAL BANKS -- 6.9%
Boston Private Financial Holdings, Inc. (a)                                     88,010        769,207
City Holding Co. (a)                                                            59,740      2,524,015
Columbia Banking System, Inc. (a)                                               97,070      1,721,051
FirstMerit Corp.                                                               144,180      3,027,780
MB Financial, Inc. (a)                                                          93,220      3,082,786
TCF Financial Corp. (a)                                                        152,700      2,748,600
                                                                                         ------------
                                                                                           13,873,439
                                                                                         ------------
COMMUNICATIONS EQUIPMENT -- 2.2%
CommScope, Inc. *(a)                                                            68,770      2,382,193
Plantronics, Inc.                                                               96,100      2,164,172
                                                                                         ------------
                                                                                            4,546,365
                                                                                         ------------
CONSTRUCTION & ENGINEERING -- 1.7%
EMCOR Group, Inc. *(a)                                                          49,270      1,296,786
URS Corp. *                                                                     57,100      2,093,857
                                                                                         ------------
                                                                                            3,390,643
                                                                                         ------------
CONTAINERS & PACKAGING -- 0.4%
Myers Industrials, Inc.                                                         70,550        889,636
                                                                                         ------------
DIVERSIFIED CONSUMER SERVICES -- 1.0%
Regis Corp.                                                                     71,610      1,969,275
                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Financial Federal Corp. (a)                                                     89,660      2,055,007
                                                                                         ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
Alaska Communications Systems Group, Inc. (a)                                  217,970      2,665,773
Iowa Telecommunications Services, Inc. (a)                                     169,340      3,163,271
                                                                                         ------------
                                                                                            5,829,044
                                                                                         ------------
ELECTRIC UTILITIES -- 2.9%
Allete, Inc. (a)                                                                67,300      2,994,850
IDACORP, Inc. (a)                                                              100,070      2,911,036
                                                                                         ------------
                                                                                            5,905,886
                                                                                         ------------
ELECTRICAL EQUIPMENT -- 3.1%
Baldor Electric Co. (a)                                                         68,900      1,985,009
General Cable Corp. *(a)                                                        33,540      1,195,030
Regal-Beloit Corp. (a)                                                          73,870      3,140,953
                                                                                         ------------
                                                                                            6,320,992
                                                                                         ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%
Anixter International, Inc. *(a)                                                54,010      3,214,135

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Park Electrochemical Corp. (a)                                                  96,048   $  2,328,204
                                                                                         ------------
                                                                                            5,542,339
                                                                                         ------------
ENERGY EQUIPMENT & SERVICES -- 4.4%
Atwood Oceanics, Inc. *                                                         48,700      1,772,680
Bristow Group, Inc. *(a)                                                        49,900      1,688,616
Hercules Offshore, Inc. *                                                       62,590        948,865
Hornbeck Offshore Services, Inc. *(a)                                           43,400      1,676,108
Key Energy Services, Inc. *                                                    118,770      1,377,732
Superior Energy Services, Inc. *                                                43,280      1,347,739
                                                                                         ------------
                                                                                            8,811,740
                                                                                         ------------
FOOD & STAPLES RETAILING -- 3.9%
Nash Finch Co. (a)                                                              73,320      3,161,558
Ruddick Corp. (a)                                                               59,890      1,943,430
Weis Markets, Inc. (a)                                                          78,360      2,821,744
                                                                                         ------------
                                                                                            7,926,732
                                                                                         ------------
FOOD PRODUCTS -- 4.0%
Del Monte Foods Co.                                                            296,160      2,310,048
J.M. Smucker Co. (The)                                                          38,220      1,937,372
Ralcorp Holdings, Inc. *                                                        56,110      3,782,375
                                                                                         ------------
                                                                                            8,029,795
                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Cooper Cos., Inc. (The) (a)                                                     55,000      1,911,800
Syneron Medical, Ltd. *(a)                                                      85,590      1,219,657
                                                                                         ------------
                                                                                            3,131,457
                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES -- 6.6%
Amedisys, Inc. *(a)                                                             45,500      2,214,485
Amsurg Corp. *                                                                 137,520      3,502,634
Apria Healthcare Group, Inc. *                                                 100,000      1,824,000
Healthspring, Inc. *                                                           157,240      3,327,198
LifePoint Hospitals, Inc. *(a)                                                  79,790      2,564,451
                                                                                         ------------
                                                                                           13,432,768
                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
International Speedway Corp. - Class A                                          61,330      2,386,350
                                                                                         ------------
HOUSEHOLD DURABLES -- 1.1%
Helen of Troy, Ltd. *(a)                                                        93,400      2,126,718
                                                                                         ------------
INSURANCE -- 11.5%
Argo Group International Holdings, Ltd. *                                       62,441      2,300,951
Endurance Specialty Holdings, Ltd.                                              66,950      2,070,094
Hanover Insurance Group, Inc. (The)                                             68,750      3,129,500
Hilb Rogal & Hobbs Co.                                                          68,830      3,217,114
IPC Holdings, Ltd.                                                             107,460      3,246,367
Platinum Underwriters Holdings, Ltd.                                            63,480      2,252,270
Safety Insurance Group, Inc.                                                    77,740      2,948,678
StanCorp Financial Group, Inc.                                                  44,100      2,293,200
United Fire & Casualty Co.                                                      61,380      1,754,854
                                                                                         ------------
                                                                                           23,213,028
                                                                                         ------------
MACHINERY -- 4.4%
Barnes Group, Inc. (a)                                                         118,680      2,399,710
Blout International, Inc. *(a)                                                 270,870      3,014,783
Kennametal, Inc.                                                                92,330      2,503,990
Mueller Water Products, Inc. (a)                                               120,430      1,081,461
                                                                                         ------------
                                                                                            8,999,944
                                                                                         ------------
MEDIA -- 1.6%
Dreamworks Animation SKG, Inc. - Class A *                                     104,860      3,297,847
                                                                                         ------------

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                        PAR AMOUNT      VALUE
--------------------                                                       -----------   ------------
METALS & MINING -- 3.3%
Century Aluminum Co. *(a)                                                       67,120   $  1,858,553
Iamgold Corp.                                                                  264,530      1,486,659
PAN American Silver Corp. *                                                    133,180      2,960,591
RTI International Metals, Inc. *(a)                                             20,580        402,545
                                                                                         ------------
                                                                                            6,708,348
                                                                                         ------------
MULTI-UTILITIES -- 3.1%
Integrys Energy Group, Inc. (a)                                                 61,390      3,065,817
Vectren Corp.                                                                  114,630      3,192,445
                                                                                         ------------
                                                                                            6,258,262
                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS -- 3.1%
Parallel Petroleum Corp. *                                                     117,580      1,107,603
Petroquest Energy, Inc. *(a)                                                   128,045      1,965,491
St. Mary Land & Exploration Co.                                                 39,480      1,407,462
Stone Energy Corp. *                                                            36,000      1,523,880
Uranium Resources, Inc. *(a)                                                   145,239        245,454
                                                                                         ------------
                                                                                            6,249,890
                                                                                         ------------
PHARMACEUTICALS -- 1.1%
Sciele Pharma, Inc. (a)                                                         70,820      2,180,548
                                                                                         ------------
PROFESSIONAL SERVICES -- 0.7%
Kelly Services, Inc. (a)                                                        69,970      1,332,929
                                                                                         ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.0%
Ashford Hospitality Trust, Inc. (a)                                             21,100         85,455
                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
MKS Instruments, Inc. *                                                        127,600      2,540,516
                                                                                         ------------
SOFTWARE -- 2.8%
Jack Henry & Associates, Inc.                                                  109,740      2,231,014
Sybase, Inc. *(a)                                                              109,210      3,344,010
                                                                                         ------------
                                                                                            5,575,024
                                                                                         ------------
SPECIALTY RETAIL -- 2.5%
Aaron Rents, Inc. (a)                                                           81,500      2,206,205
Men's Wearhouse, Inc. (The) (a)                                                 49,760      1,056,903
Penske Automotive Group, Inc. (a)                                              155,260      1,780,832
                                                                                         ------------
                                                                                            5,043,940
                                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Hanesbrands, Inc. *                                                             64,250      1,397,438
                                                                                         ------------
TOBACCO -- 1.7%
Vector Group, Ltd. (a)                                                         198,123      3,498,852
                                                                                         ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%
GATX Corp.                                                                      63,030      2,494,097
                                                                                         ------------
Total Common Stocks
   (Cost $211,078,325)                                                                    187,021,724
                                                                                         ------------
SHORT-TERM INVESTMENTS -- 37.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $15,451,172 on 10/01/08 collateralized by
   $15,685,000 FHLB at 4.084% due 01/08/09 with a value of $15,763,425.    $15,451,000     15,451,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)         60,427,233     60,427,233
                                                                                         ------------
Total Short-Term Investments
   (Cost $75,878,233)                                                                      75,878,233
                                                                                         ------------

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 129.8% (Cost $286,956,558#)                                          262,899,957
                                                                                         ------------
Other Assets and Liabilities (net) -- (29.8)%                                             (60,393,417)
                                                                                         ------------
TOTAL NET ASSETS -- 100.0%                                                               $202,506,540
                                                                                         ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,733,999 and $31,790,600 respectively, resulting in a net unrealized depreciation of $24,056,601.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $202,472,724          $ 0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                            $202,472,724          $ 0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES          VALUE
--------------------                                                        ------------   ------------
COMMON STOCKS -- 94.3%
AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems, Inc. *(a)                                                    26,661   $  2,504,534
Rockwell Collins, Inc.                                                            27,327      1,314,156
                                                                                           ------------
                                                                                              3,818,690
                                                                                           ------------
AUTO COMPONENTS -- 1.5%
BorgWarner, Inc.                                                                  73,594      2,411,676
Johnson Controls, Inc. (a)                                                       145,861      4,423,964
Tenneco, Inc. *(a)                                                                16,178        171,972
                                                                                           ------------
                                                                                              7,007,612
                                                                                           ------------
BEVERAGES -- 0.3%
Coca-Cola Enterprises, Inc.                                                       92,199      1,546,177
                                                                                           ------------
BUILDING PRODUCTS -- 0.2%
Lennox International, Inc.                                                        23,691        788,200
                                                                                           ------------
CAPITAL MARKETS -- 3.1%
Invesco, Ltd. (a)                                                                236,660      4,965,127
Lazard, Ltd. - Class A                                                            39,541      1,690,773
Legg Mason, Inc.                                                                  64,294      2,447,030
Northern Trust Corp.                                                              77,333      5,583,442
                                                                                           ------------
                                                                                             14,686,372
                                                                                           ------------
CHEMICALS -- 2.2%
Air Products & Chemicals, Inc.                                                    36,380      2,491,666
Albemarle Corp.                                                                  174,058      5,367,949
Celanese Corp. - Series A                                                         81,194      2,266,125
                                                                                           ------------
                                                                                             10,125,740
                                                                                           ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 2.8%
Allied Waste Industries, Inc. *                                                  551,017      6,121,799
Iron Mountain, Inc. *(a)                                                         251,810      6,146,682
Republic Services, Inc.                                                           34,040      1,020,519
                                                                                           ------------
                                                                                             13,289,000
                                                                                           ------------
COMMERCIAL BANKS -- 2.5%
Commerce Bancshares, Inc. (a)                                                     98,197      4,556,341
Huntington Bancshares, Inc. (a)                                                  152,670      1,219,833
M&T Bank Corp. (a)                                                                40,505      3,615,071
Synovus Financial Corp. (a)                                                      199,720      2,067,102
Webster Financial Corp.                                                           20,991        530,023
                                                                                           ------------
                                                                                             11,988,370
                                                                                           ------------
COMMUNICATIONS EQUIPMENT -- 1.8%
CommScope, Inc. *(a)                                                             242,300      8,393,272
                                                                                           ------------
COMPUTERS & PERIPHERALS -- 0.6%
SanDisk Corp. *(a)                                                                51,660      1,009,953
Seagate Technology                                                               163,506      1,981,693
                                                                                           ------------
                                                                                              2,991,646
                                                                                           ------------
CONSUMER FINANCE -- 0.7%
SLM Corp. *                                                                      265,280      3,273,555
                                                                                           ------------
CONTAINERS & PACKAGING -- 0.6%
Owens-Illinois, Inc. *                                                            92,780      2,727,732
                                                                                           ------------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
H&R Block, Inc.                                                                  289,262      6,580,711
                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
CIT Group, Inc. (a)                                                              139,366        969,987

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Nasdaq OMX Group, Inc. (The) *                                                    35,530   $  1,086,152
                                                                                           ------------
                                                                                              2,056,139
                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
Embarq Corp.                                                                     142,627      5,783,525
                                                                                           ------------
ELECTRIC UTILITIES -- 10.4%
American Electric Power Co., Inc. (a)                                            122,351      4,530,657
DPL, Inc. (a)                                                                    275,502      6,832,450
Edison International                                                             177,729      7,091,387
Entergy Corp. (a)                                                                136,196     12,122,806
FirstEnergy Corp. (a)                                                            109,531      7,337,482
PPL Corp.                                                                        290,598     10,757,938
                                                                                           ------------
                                                                                             48,672,720
                                                                                           ------------
ELECTRICAL EQUIPMENT -- 0.7%
Cooper Industries, Ltd. - Class A                                                 61,313      2,449,454
General Cable Corp. *(a)                                                          27,730        988,020
                                                                                           ------------
                                                                                              3,437,474
                                                                                           ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.0%
Amphenol Corp. - Class A                                                         229,989      9,231,758
                                                                                           ------------
ENERGY EQUIPMENT & SERVICES -- 2.4%
Dril-Quip, Inc. *(a)                                                             101,790      4,416,668
Smith International, Inc.                                                        117,625      6,897,530
                                                                                           ------------
                                                                                             11,314,198
                                                                                           ------------
FOOD & STAPLES RETAILING -- 1.5%
Safeway, Inc. (a)                                                                109,528      2,598,004
SUPERVALU, Inc.                                                                  212,187      4,604,458
                                                                                           ------------
                                                                                              7,202,462
                                                                                           ------------
FOOD PRODUCTS -- 2.1%
Campbell Soup Co.                                                                 76,200      2,941,320
ConAgra Foods, Inc. (a)                                                          251,452      4,893,256
General Mills, Inc.                                                               27,100      1,862,312
                                                                                           ------------
                                                                                              9,696,888
                                                                                           ------------
GAS UTILITIES -- 0.8%
Equitable Resources, Inc.                                                        100,698      3,693,603
                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 2.1%
Edwards Lifesciences Corp. *(a)                                                   61,456      3,549,698
Kinetic Concepts, Inc. *(a)                                                      104,120      2,976,791
Zimmer Holdings, Inc. *                                                           53,830      3,475,265
                                                                                           ------------
                                                                                             10,001,754
                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.0%
Coventry Health Care, Inc. *                                                      26,213        853,233
Health Net, Inc. *                                                                27,996        660,706
Laboratory Corporation of America Holdings *(a)                                  111,800      7,770,100
                                                                                           ------------
                                                                                              9,284,039
                                                                                           ------------
HEALTH CARE TECHNOLOGY -- 0.8%
IMS Health, Inc.                                                                 193,732      3,663,472
                                                                                           ------------
HOUSEHOLD DURABLES -- 3.9%
Fortune Brands, Inc.                                                             145,050      8,320,068
M.D.C. Holdings, Inc.                                                             44,510      1,628,621
Newell Rubbermaid, Inc. (a)                                                      313,036      5,403,001
NVR, Inc. *(a)                                                                     5,090      2,911,480
                                                                                           ------------
                                                                                             18,263,170
                                                                                           ------------
HOUSEHOLD PRODUCTS -- 2.3%
Clorox Co.                                                                       149,292      9,359,115

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Energizer Holdings, Inc. *                                                        17,890   $  1,441,040
                                                                                           ------------
                                                                                             10,800,155
                                                                                           ------------
INSURANCE -- 11.8%
Aon Corp.                                                                         84,130      3,782,485
Arch Capital Group, Ltd. *                                                        12,790        934,054
Assurant, Inc.                                                                    64,280      3,535,400
Everest Reinsurance Group, Ltd.                                                   77,316      6,690,153
Genworth Financial, Inc. - Class A                                               192,470      1,657,167
Lincoln National Corp.                                                            88,330      3,781,407
Marsh & McLennan Cos., Inc.                                                       10,790        342,690
PartnerRe, Ltd.                                                                   61,984      4,220,491
Philadelphia Consolidated Holding Corp. *                                         31,609      1,851,339
Principal Financial Group, Inc.                                                   51,990      2,261,045
Progressive Corp. (The)                                                          316,580      5,508,492
RenaissanceRe Holdings, Ltd.                                                      44,882      2,333,864
Torchmark Corp.                                                                   44,435      2,657,213
Unum Group                                                                       142,203      3,569,295
W.R. Berkley Corp.                                                               288,990      6,805,715
Willis Group Holdings, Ltd. (a)                                                  167,380      5,399,679
                                                                                           ------------
                                                                                             55,330,489
                                                                                           ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Mattel, Inc.                                                                     144,555      2,607,772
                                                                                           ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
PerkinElmer, Inc.                                                                 89,910      2,245,053
                                                                                           ------------
MACHINERY -- 1.5%
Eaton Corp.                                                                       50,320      2,826,977
Ingersoll-Rand Co., Ltd. - Class A                                                29,110        907,359
Parker Hannifin Corp.                                                             66,063      3,501,339
                                                                                           ------------
                                                                                              7,235,675
                                                                                           ------------
MEDIA -- 1.8%
Cablevision Systems Corp. - Class A                                              176,720      4,446,275
Charter Communications, Inc. - Class A *(a)                                    1,239,449        904,798
DISH Network Corp. - Class A *                                                   145,860      3,063,060
                                                                                           ------------
                                                                                              8,414,133
                                                                                           ------------
METALS & MINING -- 0.7%
Carpenter Technology Corp.                                                        66,750      1,712,138
United States Steel Corp.                                                         18,010      1,397,756
                                                                                           ------------
                                                                                              3,109,894
                                                                                           ------------
MULTI-UTILITIES -- 2.5%
CMS Energy Corp. (a)                                                             110,948      1,383,522
PG&E Corp.                                                                       156,634      5,865,943
Sempra Energy                                                                     51,100      2,579,017
Wisconsin Energy Corp.                                                            47,255      2,121,749
                                                                                           ------------
                                                                                             11,950,231
                                                                                           ------------
MULTILINE RETAIL  -- 1.6%
J.C. Penney Co., Inc.                                                             58,174      1,939,521
Kohl's Corp. *                                                                    91,820      4,231,066
Nordstrom, Inc. (a)                                                               44,700      1,288,254
                                                                                           ------------
                                                                                              7,458,841
                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 7.0%
EOG Resources, Inc.                                                               87,250      7,805,385
Frontier Oil Corp. (a)                                                            47,290        871,082
Newfield Exploration Co. *                                                       266,330      8,519,897
Petroleum Development Corp. *                                                     22,480        997,437
Range Resources Corp.                                                            203,122      8,707,840
Whiting Petroleum Corp. *                                                         67,300      4,795,798

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT        VALUE
--------------------                                                        ------------   ------------
Williams Cos., Inc. (The)                                                         41,180   $    973,907
                                                                                           ------------
                                                                                             32,671,346
                                                                                           ------------
PAPER & FOREST PRODUCTS -- 3.0%
International Paper Co.                                                          177,890      4,657,160
Weyerhaeuser Co.                                                                 156,860      9,502,579
                                                                                           ------------
                                                                                             14,159,739
                                                                                           ------------
PERSONAL PRODUCTS -- 0.2%
Herbalife, Ltd.                                                                   27,700      1,094,704
                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.5%
Alexandria Real Estate Equities, Inc. (a)                                         45,540      5,123,250
Apartment Investment & Management Co. - Class A (a)                              150,106      5,256,712
Digital Realty Trust, Inc. (a)                                                    62,570      2,956,433
Essex Property Trust, Inc. (a)                                                     6,290        744,296
HCP, Inc.                                                                         51,300      2,058,669
Vornado Realty Trust (a)                                                           1,093         99,408
                                                                                           ------------
                                                                                             16,238,768
                                                                                           ------------
ROAD & RAIL -- 1.8%
Landstar System, Inc.                                                             84,820      3,737,169
Ryder System, Inc.                                                                73,555      4,560,410
                                                                                           ------------
                                                                                              8,297,579
                                                                                           ------------
SOFTWARE -- 2.1%
Activision Blizzard, Inc. *                                                      288,944      4,458,406
Autodesk, Inc. *                                                                 156,460      5,249,233
                                                                                           ------------
                                                                                              9,707,639
                                                                                           ------------
SPECIALTY RETAIL -- 2.3%
AutoZone, Inc. *                                                                  25,430      3,136,536
Ross Stores, Inc.                                                                 80,828      2,975,279
TJX Co., Inc. (The)                                                              147,810      4,511,161
                                                                                           ------------
                                                                                             10,622,976
                                                                                           ------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Hudson City Bancorp, Inc.                                                        165,913      3,061,095
People's United Financial, Inc.                                                  238,830      4,597,477
                                                                                           ------------
                                                                                              7,658,572
                                                                                           ------------
TOBACCO -- 0.7%
Lorillard, Inc.                                                                   27,331      1,944,601
Reynolds American, Inc. (a)                                                       31,772      1,544,754
                                                                                           ------------
                                                                                              3,489,355
                                                                                           ------------
Total Common Stocks
   (Cost $503,417,386)                                                                      442,611,200
                                                                                           ------------
SHORT-TERM INVESTMENTS -- 26.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $23,479,261 on 10/01/08 collateralized by $23,975,000 FHLB at 2.428% due 01/13/10 with a value of
   $23,951,025.                                                             $ 23,479,000     23,479,000
State Street Navigator Securities Lending Prime Portfolio (b)                101,253,300    101,253,300
                                                                                           ------------
Total Short-Term Investments
   (Cost $124,732,300)                                                                      124,732,300
                                                                                           ------------
TOTAL INVESTMENTS -- 120.9% (Cost $628,149,686#)                                            567,343,500
                                                                                           ------------
Other Assets and Liabilities (net) -- (20.9)%                                               (97,891,661)
                                                                                           ------------
TOTAL NET ASSETS -- 100.0%                                                                 $469,451,839
                                                                                           ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $13,768,284 and $75,349,119 respectively, resulting in a net unrealized depreciation of $61,580,835.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank

FAS  157 VALUATION DISCLOSURE
-----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $466,090,200           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                 ------------    ---------------
TOTAL                                            $466,090,200           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         SHARES          VALUE
--------------------                                                      ------------   --------------
COMMON STOCKS -- 95.0%
CANADA -- 1.1%
Thomson Reuters Plc                                                            818,300   $   18,287,171
                                                                                         --------------
FRANCE -- 11.4%
BNP Paribas (a)                                                                369,200       35,498,731
LVMH Moet Hennessy Louis Vuitton S.A. (a)                                      321,600       28,401,387
Neopost S.A. (a)                                                                70,100        6,600,808
Publicis Groupe (a)                                                          2,055,800       64,721,499
Societe Television Francaise 1 (a)                                           3,348,600       59,258,327
                                                                                         --------------
                                                                                            194,480,752
                                                                                         --------------
GERMANY -- 10.6%
Allianz SE                                                                     285,300       39,244,988
Bayerische Motoren Werke (BMW) AG                                            1,068,700       41,691,206
DaimlerChrysler AG                                                           1,017,600       51,438,595
SAP AG (a)                                                                     909,000       48,820,164
                                                                                         --------------
                                                                                            181,194,953
                                                                                         --------------
IRELAND -- 4.8%
Bank of Ireland                                                              7,041,000       40,517,662
Experian Group, Ltd.                                                         6,365,000       42,262,284
                                                                                         --------------
                                                                                             82,779,946
                                                                                         --------------
ISRAEL -- 0.1%
Orbotech, Ltd. *                                                               265,000        2,117,350
                                                                                         --------------
ITALY -- 2.9%
Bulgari S.p.A. (a)                                                             737,000        6,560,033
Luxottica Group S.p.A. (a)                                                   1,877,300       42,923,833
                                                                                         --------------
                                                                                             49,483,866
                                                                                         --------------
JAPAN -- 15.6%
Canon, Inc.                                                                    113,800        4,271,720
Daiwa Securities Group, Inc. (a)                                             8,170,000       58,781,458
Honda Motor Co., Ltd.                                                          759,800       22,656,905
Meitec Corp. (a)                                                               432,800       11,632,224
Nomura Holdings, Inc.                                                        3,335,100       43,214,006
OMRON Corp. (a)                                                              3,243,700       50,027,646
Rohm Co., Ltd.                                                                 991,200       54,619,999
Toyota Motor Corp.                                                             533,400       22,737,505
                                                                                         --------------
                                                                                            267,941,463
                                                                                         --------------
MEXICO -- 1.0%
Grupo Televisa S.A.  (ADR)                                                     814,900       17,821,863
                                                                                         --------------
NETHERLANDS -- 3.2%
Akzo Nobel N.V.                                                                367,700       17,680,917
ASML Holding N.V.                                                            2,028,900       36,233,361
                                                                                         --------------
                                                                                             53,914,278
                                                                                         --------------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd.                                                   53,200       24,497,229
                                                                                         --------------
SPAIN -- 1.5%
Gestevision Telecinco S.A. (a)                                               2,444,700       25,195,771
                                                                                         --------------
SWEDEN -- 1.2%
Assa Abloy AB - Class B (a)                                                  1,659,700       20,101,671
                                                                                         --------------
SWITZERLAND -- 20.7%
Adecco S.A. (a)                                                              1,544,000       67,771,808
Compagnie Financiere Richemont S.A.                                            899,100       40,114,811
Credit Suisse Group                                                          2,084,300       99,688,685
Geberit AG                                                                     151,000       18,681,787

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                            SHARES/
SECURITY DESCRIPTION                                                       PAR AMOUNT         VALUE
--------------------                                                      ------------   --------------
Givaudan S.A.                                                                   26,900   $   22,408,594
Kuehne & Nagel International AG (a)                                            177,500       11,889,214
Novartis AG                                                                    607,600       31,925,580
Swatch Group AG                                                                121,200       22,536,370
UBS AG *                                                                     2,307,547       40,073,109
                                                                                         --------------
                                                                                            355,089,958
                                                                                         --------------
UNITED KINGDOM -- 19.5%
Barclays Plc                                                                 5,677,300       34,534,847
British Sky Broadcasting Group Plc                                           5,069,300       37,748,827
Diageo Plc                                                                   1,812,200       30,718,322
G4S Plc                                                                      5,716,300       20,645,515
GlaxoSmithKline Plc                                                          2,041,800       44,171,371
Johnston Press Plc (a)                                                      12,627,600        7,274,259
Lloyds TSB Group Plc (a)                                                    11,375,800       47,384,589
Schroders Plc                                                                2,601,602       48,006,279
Signet Jewelers, Ltd. (a)                                                    2,576,254       60,232,819
Trinity Mirror Plc (a)                                                       2,560,700        3,918,937
                                                                                         --------------
                                                                                            334,635,765
                                                                                         --------------
Total Common Stocks
   (Cost $2,240,505,226)                                                                  1,627,542,036
                                                                                         --------------
SHORT-TERM INVESTMENTS -- 15.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $15,612,173 on 10/01/08 collateralized by
   $15,945,000 FHLB at 2.980% due 01/19/10 with a value of $15,928,417.   $ 15,612,000       15,612,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)        243,986,603      243,986,603
                                                                                         --------------
Total Short-Term Investments
   (Cost $259,598,603)                                                                      259,598,603
                                                                                         --------------
TOTAL INVESTMENTS -- 110.1% (Cost $2,500,103,829)                                         1,887,140,639
                                                                                         --------------
Other Assets and Liabilities (net) -- (10.1)%                                              (173,839,711)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $1,713,300,928
                                                                                         ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $6,061,493 and $621,010,888 respectively, resulting in a net unrealized depreciation of $614,949,395.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 09/30/2008

                                                   VALUE     PERCENT OF
INDUSTRY                                           (000)     NET ASSETS
-----------------------------------------------------------------------
Automobiles                                     $  138,524       8.1%
Beverages                                           30,718       1.8%
Building Products                                   38,783       2.3%
Capital Markets                                    289,764      17.0%
Chemicals                                           40,089       2.3%
Commercial Banks                                   157,936       9.2%
Commercial & Professional Services                  20,646       1.2%
Electronic Equipment, Instruments & Components      52,145       3.0%
Insurance                                           39,245       2.3%
Marine                                              11,889       0.7%
Media                                              234,227      13.8%
Office Electronics                                  10,873       0.6%
Pharmaceuticals                                     76,097       4.4%
Professional Services                              121,666       7.1%
Semiconductors & Semiconductor Equipment           115,351       6.7%
Software                                            48,820       2.8%
Specialty Retail                                    60,233       3.5%
Textiles, Apparel & Luxury Goods                   140,536       8.2%
                                                ----------      ----
                                                $1,627,542      95.0%
                                                ==========      ====

Forward Foreign Currency Contracts to Sell:

                                            Value at        In Exchange  Net Unrealized
Settlement Date  Contracts to Deliver  September 30, 2008    for U.S.$    Appreciation
---------------  --------------------  ------------------  ------------  --------------
   12/9/2008        22,000,000 CHF        $ 19,782,332     $ 21,162,392    $ 1,380,060
   3/19/2009        41,200,000 CHF          37,190,560       41,579,202      4,388,642
   4/20/2009        12,200,000 CHF          11,020,463       12,207,935      1,187,472
   5/11/2009        84,400,000 CHF          76,279,040       79,842,585      3,563,545
   5/26/2009        67,220,000 CHF          60,768,429       65,224,774      4,456,345
   2/27/2009        11,400,000 EUR          16,108,522       16,956,360        847,838
   3/31/2009        94,500,000 EUR         133,450,933      146,242,530     12,791,597
   4/20/2009        44,300,000 EUR          62,527,834       69,431,390      6,903,556
   5/26/2009        33,300,000 EUR          46,954,142       51,428,520      4,474,378
   4/21/2009        26,000,000 GBP          46,206,987       50,286,600      4,079,613
   7/22/2009        48,500,000 GBP          85,849,272       94,389,488      8,540,216
                                                                           -----------
                                                                           $52,613,262
                                                                           ===========

CHF - Swiss Franc
EUR - Euro Dollar
GBP - Great Britain Pound

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $   95,784,031     $         0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS    1,547,370,005      52,613,262
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0               0
                                                --------------   ---------------
TOTAL                                           $1,643,154,036     $52,613,262

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         SHARES           VALUE
--------------------                                                      ------------   --------------
COMMON STOCKS -- 85.2%
AEROSPACE & DEFENSE -- 2.2%
Precision Castparts Corp. (a)                                                  283,410   $   22,327,040
                                                                                         --------------
BIOTECHNOLOGY -- 14.5%
Celgene Corp. *(a)                                                           1,249,987       79,099,177
Gilead Sciences, Inc. *                                                      1,488,370       67,839,905
                                                                                         --------------
                                                                                            146,939,082
                                                                                         --------------
CHEMICALS -- 11.5%
Monsanto Co.                                                                   385,525       38,159,264
Potash Corp. of Saskatchewan, Inc.                                             526,315       69,478,843
Syngenta AG                                                                     38,731        8,261,275
                                                                                         --------------
                                                                                            115,899,382
                                                                                         --------------
COMMUNICATIONS EQUIPMENT -- 9.1%
Cisco Systems, Inc. *                                                        1,511,070       34,089,739
Research In Motion, Ltd. *                                                     844,545       57,682,424
                                                                                         --------------
                                                                                             91,772,163
                                                                                         --------------
COMPUTERS & PERIPHERALS -- 8.8%
Apple, Inc. *                                                                  780,840       88,750,274
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 1.7%
CME Group, Inc. (a)                                                             46,690       17,345,802
                                                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Time Warner Telecom, Inc. - Class A *(a)                                       692,725        7,197,413
                                                                                         --------------
ELECTRICAL EQUIPMENT & SERVICES -- 3.9%
ABB, Ltd. *                                                                  2,075,387       39,997,103
                                                                                         --------------
FOOD & STAPLES RETAILING -- 3.9%
CVS Caremark Corp.                                                           1,182,270       39,795,208
                                                                                         --------------
FOOD PRODUCTS -- 2.4%
Bunge, Ltd. (a)                                                                379,265       23,961,963
                                                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Alcon, Inc.                                                                    132,435       21,389,577
                                                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
Boyd Gaming Corp. (a)                                                          601,850        5,633,316
                                                                                         --------------
HOUSEHOLD DURABLES -- 1.0%
Sony Corp. (ADR) (a)                                                           333,205       10,286,038
                                                                                         --------------
INTERNET SOFTWARE & SERVICES -- 4.3%
Akamai Technologies, Inc. *(a)                                                 321,637        5,609,349
Google, Inc. - Class A *                                                        95,460       38,233,639
                                                                                         --------------
                                                                                             43,842,988
                                                                                         --------------
METALS & MINING -- 2.5%
Companhia Vale do Rio Doce (ADR)                                             1,346,265       25,780,975
                                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 10.2%
Apache Corp.                                                                   151,740       15,823,447
EOG Resources, Inc. (a)                                                        200,520       17,938,519
Hess Corp. (a)                                                                 586,865       48,169,880
Occidental Petroleum Corp. (a)                                                 309,080       21,774,686
                                                                                         --------------
                                                                                            103,706,532
                                                                                         --------------
PHARMACEUTICALS -- 1.1%
Roche Holdings AG                                                               69,526       10,887,586
                                                                                         --------------
SOFTWARE -- 4.7%
Electronic Arts, Inc. *                                                        240,040        8,879,080

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                       PAR AMOUNT        VALUE
--------------------                                                      ------------   --------------
Oracle Corp. *                                                               1,885,150   $   38,287,396
                                                                                         --------------
                                                                                             47,166,476
                                                                                         --------------
Total Common Stocks
   (Cost $787,643,187)                                                                      862,678,918
                                                                                         --------------
SHORT-TERM INVESTMENTS -- 24.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/2008 at
   0.400% to be repurchased at $22,722,605 on 10/01/08 collateralized by $23,200,000 FHLB at 2.428% due 01/13/10 with a value of
   $23,176,800.                                                           $ 22,722,353       22,722,353
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/2008 at
   0.400% to be repurchased at $117,094,948 on 10/01/08 collateralized by $119,560,000 FHLB at 2.980% due 01/19/10 with a value of
   $119,435,658.                                                           117,093,647      117,093,647
State Street Navigator Securities Lending Trust Prime Portfolio (b)        103,019,019      103,019,019
                                                                                         --------------
Total Short-Term Investments
   (Cost $242,835,019)                                                                      242,835,019
                                                                                         --------------
TOTAL INVESTMENTS -- 109.2% (Cost $1,030,478,206#)                                        1,105,513,937
                                                                                         --------------
Other Assets and Liabilities (net) -- (9.2)%                                                (93,569,835)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $1,011,944,102
                                                                                         ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $191,119,851 and $116,084,120 respectively, resulting in a net unrealized appreciation of $75,035,731.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $  943,348,954          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       59,145,964           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------   ---------------
TOTAL                                           $1,002,494,918          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         SHARES          VALUE
--------------------                                                      ------------   --------------
COMMON STOCKS -- 95.8%
AEROSPACE & DEFENSE -- 1.8%
Spirit Aerosystems Holdings, Inc. *                                          1,048,500   $   16,849,395
                                                                                         --------------
AUTO COMPONENTS -- 0.7%
Goodyear Tire & Rubber Co. (The) *                                             439,000        6,721,090
                                                                                         --------------
BEVERAGES -- 4.6%
Coca-Cola Enterprises, Inc. (a)                                              1,105,900       18,545,943
Molson Coors Brewing Co. - Class B                                             527,900       24,679,325
                                                                                         --------------
                                                                                             43,225,268
                                                                                         --------------
BUILDING PRODUCTS -- 1.4%
Masco Corp. (a)                                                                761,400       13,659,516
                                                                                         --------------
CAPITAL MARKETS -- 3.0%
Ameriprise Financial, Inc.                                                     492,700       18,821,140
Federated Investors, Inc. - Class B (a)                                        320,800        9,255,080
                                                                                         --------------
                                                                                             28,076,220
                                                                                         --------------
CHEMICALS -- 2.5%
International Flavors & Fragrances, Inc.                                       308,600       12,177,356
RPM International, Inc.                                                        598,500       11,574,990
                                                                                         --------------
                                                                                             23,752,346
                                                                                         --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 5.9%
Cintas Corp.                                                                   505,600       14,515,776
Corrections Corporation of America *                                           463,300       11,513,005
Covanta Holding Corp. *(a)                                                     597,600       14,306,544
Pitney Bowes, Inc.                                                             457,300       15,209,798
                                                                                         --------------
                                                                                             55,545,123
                                                                                         --------------
COMMERCIAL BANKS -- 1.4%
City National Corp. (a)                                                         85,500        4,642,650
Marshall & Ilsley Corp. (a)                                                    420,298        8,469,005
                                                                                         --------------
                                                                                             13,111,655
                                                                                         --------------
COMMUNICATIONS EQUIPMENT -- 0.9%
Brocade Communications Systems, Inc. *                                       1,510,800        8,792,856
                                                                                         --------------
COMPUTERS & PERIPHERALS -- 0.9%
Lexmark International, Inc. - Class A *(a)                                     260,100        8,471,457
                                                                                         --------------
CONSTRUCTION & ENGINEERING -- 0.7%
Foster Wheeler, Ltd. *                                                         192,000        6,933,120
                                                                                         --------------
CONTAINERS & PACKAGING -- 4.1%
Ball Corp.                                                                     310,800       12,273,492
Bemis Co., Inc. (a)                                                            430,000       11,270,300
Packaging Corp. of America                                                     669,400       15,516,692
                                                                                         --------------
                                                                                             39,060,484
                                                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
Frontier Communications Corp. (a)                                            1,191,100       13,697,650
                                                                                         --------------
ELECTRIC UTILITIES -- 2.4%
American Electric Power Co., Inc.                                              491,400       18,196,542
PPL Corp.                                                                      132,600        4,908,852
                                                                                         --------------
                                                                                             23,105,394
                                                                                         --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.2%
Agilent Technologies, Inc. *(a)                                                573,500       17,010,010
Arrow Electronics, Inc. *                                                      285,600        7,488,432
Flextronics International, Ltd. *(a)                                         1,574,900       11,150,292

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Ingram Micro, Inc. - Class A *                                                 827,800   $   13,302,746
                                                                                         --------------
                                                                                             48,951,480
                                                                                         --------------
ENERGY EQUIPMENT & SERVICES -- 2.1%
Exterran Holdings, Inc. *(a)                                                   190,200        6,078,792
Pride International, Inc. *                                                    458,700       13,582,107
                                                                                         --------------
                                                                                             19,660,899
                                                                                         --------------
FOOD PRODUCTS -- 6.0%
Campbell Soup Co.                                                              425,900       16,439,740
J.M. Smucker Co. (The)                                                         151,800        7,694,742
McCormick & Co., Inc.                                                          624,600       24,015,870
Smithfield Foods, Inc. *(a)                                                    526,600        8,362,408
                                                                                         --------------
                                                                                             56,512,760
                                                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Hospira, Inc. *                                                                521,600       19,925,120
Zimmer Holdings, Inc. *                                                        120,500        7,779,480
                                                                                         --------------
                                                                                             27,704,600
                                                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Omnicare, Inc.                                                                 739,800       21,284,046
Patterson Companies, Inc. *                                                    334,300       10,166,063
                                                                                         --------------
                                                                                             31,450,109
                                                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 3.4%
Brinker International, Inc. (a)                                                900,400       16,108,156
Darden Restaurants, Inc.                                                       298,500        8,546,055
Starbucks Corp. *                                                              491,400        7,307,118
                                                                                         --------------
                                                                                             31,961,329
                                                                                         --------------
HOUSEHOLD DURABLES -- 2.0%
Leggett & Platt, Inc. (a)                                                      884,700       19,277,613
                                                                                         --------------
INDUSTRIAL CONGLOMERATES -- 1.3%
Textron, Inc.                                                                  426,300       12,482,064
                                                                                         --------------
INSURANCE -- 7.6%
Lincoln National Corp.                                                         265,605       11,370,550
Marsh & McLennan Cos., Inc.                                                    460,200       14,615,952
PartnerRe, Ltd.                                                                202,100       13,760,989
RenaissanceRe Holdings, Ltd.                                                   340,800       17,721,600
Willis Group Holdings, Ltd. (a)                                                463,800       14,962,188
                                                                                         --------------
                                                                                             72,431,279
                                                                                         --------------
IT SERVICES -- 1.5%
NeuStar, Inc.- Class A *(a)                                                    731,800       14,555,502
                                                                                         --------------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Applied Biosystems, Inc.                                                       310,700       10,641,475
                                                                                         --------------
MACHINERY -- 1.8%
Dover Corp.                                                                    192,600        7,809,930
Parker Hannifin Corp.                                                          169,800        8,999,400
                                                                                         --------------
                                                                                             16,809,330
                                                                                         --------------
METALS & MINING -- 0.7%
United States Steel Corp.                                                       86,700        6,728,787
                                                                                         --------------
MULTI-UTILITIES -- 1.7%
Wisconsin Energy Corp.                                                         368,100       16,527,690
                                                                                         --------------
MULTILINE RETAIL -- 1.0%
J.C. Penney Co., Inc. (a)                                                      290,100        9,671,934
                                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 5.1%
Denbury Resources, Inc. *                                                      341,800        6,507,872

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                       PAR AMOUNT         VALUE
--------------------                                                      ------------   --------------
Holly Corp. (a)                                                                365,500   $   10,570,260
Massey Energy Co. (a)                                                          304,050       10,845,463
Sunoco, Inc. (a)                                                               261,400        9,300,612
Williams Cos., Inc. (The) (a)                                                  463,100       10,952,315
                                                                                         --------------
                                                                                             48,176,522
                                                                                         --------------
PAPER & FOREST PRODUCTS -- 0.9%
Louisiana-Pacific Corp. (a)                                                    909,300        8,456,490
                                                                                         --------------
PHARMACEUTICALS -- 3.0%
Forest Laboratories, Inc. *                                                    336,100        9,504,908
Warner Chilcott, Ltd. *(a)                                                   1,265,800       19,138,896
                                                                                         --------------
                                                                                             28,643,804
                                                                                         --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.5%
CBL & Associates Properties, Inc. (a)                                          365,100        7,331,208
Public Storage (a)                                                             163,100       16,148,531
                                                                                         --------------
                                                                                             23,479,739
                                                                                         --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.4%
St. Joe Co. (The) *(a)                                                         346,300       13,536,867
                                                                                         --------------
ROAD & RAIL -- 0.7%
Con-way, Inc. (a)                                                              143,700        6,338,607
                                                                                         --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
Analog Devices, Inc. (a)                                                       718,500       18,932,475
                                                                                         --------------
SOFTWARE -- 1.3%
Symantec Corp. *                                                               629,800       12,331,484
                                                                                         --------------
SPECIALTY RETAIL -- 1.2%
Abercrombie & Fitch Co. - Class A                                              164,400        6,485,580
Foot Locker, Inc.                                                              301,200        4,867,392
                                                                                         --------------
                                                                                             11,352,972
                                                                                         --------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
Hanesbrands, Inc. *(a)                                                         244,700        5,322,225
Liz Claiborne, Inc. (a)                                                        976,800       16,048,824
                                                                                         --------------
                                                                                             21,371,049
                                                                                         --------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
Hudson City Bancorp, Inc.                                                      600,800       11,084,760
                                                                                         --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
WESCO International, Inc. *                                                    274,900        8,846,282
                                                                                         --------------
Total Common Stocks
   (Cost $1,061,016,565)                                                                    908,919,476
                                                                                         --------------
SHORT-TERM INVESTMENTS -- 26.5%
State Street Bank & Trust Co., Repurchase Agreement dated 09/30/08 at
   0.400% to be repurchased at $37,884,421 on 10/01/08 collateralized by
   $38,685,000 FHLB at 2.428% due 01/13/10 with a value of $38,646,315.   $ 37,884,000       37,884,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)        213,167,259      213,167,259
                                                                                         --------------
Total Short-Term Investments
   (Cost $251,051,259)                                                                      251,051,259
                                                                                         --------------
TOTAL INVESTMENTS -- 122.3% (Cost $1,312,067,824#)                                        1,159,970,735
                                                                                         --------------
Other Assets and Liabilities (net) -- (22.3)%                                              (211,881,967)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $  948,088,768
                                                                                         ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $18,102,558 and $178,653,628 respectively, resulting in a net unrealized depreciation of $160,551,070.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $946,803,476          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $946,803,476          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES         VALUE
--------------------                                                        -----------   ------------
COMMON STOCKS -- 96.2%
AEROSPACE & DEFENSE -- 3.7%
L-3 Communications Holdings, Inc.                                               325,700   $ 32,022,824
                                                                                          ------------
BIOTECHNOLOGY -- 25.5%
Amgen, Inc.*                                                                    801,700     47,516,759
Biogen Idec, Inc.*                                                            1,053,500     52,980,515
Genentech, Inc.*                                                                 58,200      5,161,176
Genzyme Corp.*                                                                  993,200     80,339,948
ImClone Systems, Inc.*                                                          468,500     29,253,140
Vertex Pharmaceuticals, Inc.*                                                   158,900      5,281,836
                                                                                          ------------
                                                                                           220,533,374
                                                                                          ------------
CAPITAL MARKETS -- 0.9%
Merrill Lynch & Co., Inc.                                                       312,330      7,901,949
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Arris Group, Inc.`*                                                             122,915        950,133
Motorola, Inc.                                                                  767,300      5,478,522
Nokia Oyj (ADR)                                                                 238,100      4,440,565
                                                                                          ------------
                                                                                            10,869,220
                                                                                          ------------
COMPUTERS & PERIPHERALS -- 1.6%
SanDisk Corp.*(a)                                                               452,400      8,844,420
Seagate Technology                                                              389,400      4,719,528
                                                                                          ------------
                                                                                            13,563,948
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
CIT Group, Inc. (a)                                                              79,400        552,624
                                                                                          ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.3%
Tyco Electronics, Ltd.                                                          702,525     19,431,842
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 10.0%
National-Oilwell Varco, Inc.*                                                   486,578     24,440,813
Weatherford International, Ltd.*                                              2,456,200     61,748,868
                                                                                          ------------
                                                                                            86,189,681
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Covidien, Ltd.                                                                  467,525     25,134,144
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.1%
UnitedHealth Group, Inc.                                                      1,737,400     44,112,586
                                                                                          ------------
INDUSTRIAL CONGLOMERATES -- 2.7%
Tyco International, Ltd.                                                        667,525     23,376,725
                                                                                          ------------
INTERNET & CATALOG RETAIL -- 0.7%
Liberty Media Holding Corp. - Interactive - Class A*                            469,200      6,057,372
                                                                                          ------------
MACHINERY -- 0.9%
Pall Corp.                                                                      238,100      8,188,259
                                                                                          ------------
MEDIA -- 15.9%
Cablevision Systems Corp. - Class A                                           1,314,900     33,082,884
CBS Corp.                                                                        79,400      1,157,652
Comcast Corp. - Class A                                                         159,000      3,121,170
Comcast Corp. - Special Class A (a)                                           2,106,100     41,532,292
Liberty Global, Inc.*(a)                                                         52,900      1,602,870
Liberty Media Corp. - Capital*                                                  279,200      3,735,696
Liberty Media Holding Corp. - Class A*                                          466,800     11,655,996
Sirius XM Radio, Inc.*(a)                                                     2,481,200      1,414,284
Time Warner, Inc.                                                             1,726,000     22,627,860
Viacom, Inc. - Class B*                                                          79,600      1,977,264
Walt Disney Co. (The)                                                           502,500     15,421,725
                                                                                          ------------
                                                                                           137,329,693
                                                                                          ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT      VALUE
--------------------                                                        -----------   ------------
OIL, GAS & CONSUMABLE FUELS -- 9.6%
Anadarko Petroleum Corp.                                                      1,713,300   $ 83,112,183
                                                                                          ------------
PHARMACEUTICALS -- 7.9%
BioMimetic Therapeutics, Inc.*(a)                                               145,000      1,603,700
Forest Laboratories, Inc.*                                                    1,467,200     41,492,416
Johnson & Johnson                                                               185,300     12,837,584
King Pharmaceuticals, Inc.*                                                     323,700      3,101,046
Teva Pharmaceutical Industries, Ltd. (ADR)                                       52,900      2,422,291
Valeant Pharmaceuticals International*(a)                                       325,100      6,654,797
                                                                                          ------------
                                                                                            68,111,834
                                                                                          ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.3%
Broadcom Corp. - Class A*                                                       840,300     15,654,789
Cirrus Logic, Inc.*(a)                                                          291,400      1,588,130
Cree, Inc.*(a)                                                                  159,800      3,640,244
DSP Group, Inc.*                                                                106,400        813,960
Intel Corp. (a)                                                                 264,900      4,961,577
Micron Technology, Inc.*(a)                                                   1,855,100      7,513,155
RF Micro Devices, Inc.*(a)                                                      317,900        928,268
Teradyne, Inc.*                                                                 264,500      2,065,745
                                                                                          ------------
                                                                                            37,165,868
                                                                                          ------------
SOFTWARE -- 0.7%
Autodesk, Inc.*                                                                 193,000      6,475,150
                                                                                          ------------
SPECIALTY RETAIL -- 0.1%
Charming Shoppes, Inc.*(a)                                                      177,100        866,019
                                                                                          ------------
Total Common Stocks
   (Cost $979,011,584)                                                                     830,995,295
                                                                                          ------------
SHORT-TERM INVESTMENTS -- 9.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.050% to be repurchased at $32,000,044 on 10/01/08 collateralized by
   $32,740,000 FHLMC at 0.000% due 11/10/08 with a value of
   $32,641,780.                                                             $32,000,000     32,000,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)          50,131,488     50,131,488
                                                                                          ------------
Total Short-Term Investments
   (Cost $82,131,488)                                                                       82,131,488
                                                                                          ------------
TOTAL INVESTMENTS -- 105.7% (Cost $1,061,143,072)                                          913,126,783
                                                                                          ------------
Other Assets and Liabilities (net) -- (5.7)%                                               (49,639,395)
                                                                                          ------------
TOTAL NET ASSETS -- 100.0%                                                                $863,487,388
                                                                                          ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $68,256,575 and $217,281,725 respectively, resulting in a net unrealized depreciation of $149,025,150.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $862,995,295          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS         0                 0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS             0                 0
                                                --------------   ---------------
TOTAL                                            $862,995,295          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT         VALUE
--------------------                                                        -----------   ------------
ASSET-BACKED SECURITIES -- 4.4%
Banc of America Funding Corp. 3.268%, due 07/20/36 (a)                      $   229,844   $    210,736
Bayview Commercial Asset Trust
   3.477%, due 04/25/36 (144A)(a) (b)                                           584,959        473,180
   3.437%, due 07/25/36 (144A)(a) (b)                                           785,293        593,234
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2,
   Class 1A5 5.833%, due 04/25/32                                               262,156        212,210
Countrywide Asset-Backed Certificates
   3.877%, due 07/25/34 (a)                                                     250,583        208,472
   5.071%, due 04/25/35                                                         559,523        429,528
   3.657%, due 03/25/47 (144A)(a) (b)                                           653,773        513,110
Countrywide Home Loan Mortgage Pass Through Trust 3.547%,
  due 02/25/35 (a)                                                              493,828        343,844
Credit Suisse Mortgage Capital Certificates 5.467%, due 09/15/39                370,000        326,083
Delta Air Lines, Inc. 6.821%, due 08/10/22                                       93,493         77,819
Deutsche Mortgage Securities, Inc. 5.094%, due 06/26/35 (144A) (a) (b)          280,000        239,556
Finance America Mortgage Loan Trust 4.257%, due 09/25/33 (a)                    276,612        222,421
Fremont Home Loan Trust 4.257%, due 12/25/33 (a)                                249,067        195,596
Greenpoint Mortgage Funding Trust 3.607%, due 09/25/34 (a)                      338,119        254,183
Harborview Mortgage Loan Trust 4.207%, due 11/25/47 (a)                         281,040        227,276
Master Adjustable Rate Mortgages Trust 4.588%, due 09/25/33 (a)                 411,004        375,585
Master Reperforming Loan Trust
   3.557%, due 05/25/35 (144A)(a) (b)                                           501,249        395,244
   5.893%, due 05/25/36 (144A)(b)                                               479,860        395,969
MLCC Mortgage Investors, Inc. 5.377%, due 02/25/36                              224,379        203,395
Morgan Stanley Home Equity Loans 3.527%, due 09/25/35 (a)                       530,000        451,497
Nelnet Student Loan Trust 4.280%, due 04/25/24 (a)                              150,000        143,535
Residential Asset Securities Corp. 6.349%, due 03/25/32                         237,209        167,700
Structured Asset Securities Corp. 3.457%, due 11/25/37 (a)                      222,912        194,964
Terwin Mortgage Trust 4.750%, due 10/25/37                                      171,776         52,248
WaMu Mortgage Pass Through Certificates
   5.950%, due 08/25/36 (a)                                                     270,000        197,773
   5.758%, due 11/25/36 (a)                                                     550,000        397,713
   3.527%, due 08/25/45 (a)                                                     497,051        324,517
   3.487%, due 11/25/45 (a)                                                     540,100        342,982
                                                                                          ------------
Total Asset-Backed Securities
   (Cost $9,348,515)                                                                         8,170,370
                                                                                          ------------
DOMESTIC BONDS & DEBT SECURITIES -- 20.3%
AEROSPACE & DEFENSE -- 0.0%
L-3 Communications Corp. 6.375%, due 10/15/15                                    65,000         60,125
                                                                                          ------------
AIRLINES -- 0.1%
Continental Airlines, Inc. 5.983%, due 04/19/22                                 300,000        231,000
                                                                                          ------------
AUTOMOBILES -- 0.3%
DaimlerChrysler North America Holding Corp. 7.300%, due 06/15/10                360,000        364,337
Ford Motor Co. 7.450%, due 07/16/31 (c)                                         530,000        230,550
                                                                                          ------------
                                                                                               594,887
                                                                                          ------------
BIOTECHNOLOGY -- 0.1%
FMC Finance III S.A. 6.875%, due 07/15/17                                        90,000         87,075
                                                                                          ------------
CAPITAL MARKETS -- 0.8%
Bear Stearns Cos., Inc. (The)
   5.550%, due 01/22/17 (c)                                                     380,000        326,842
   6.400%, due 10/02/17                                                         240,000        224,508
Goldman Sachs Capital II 5.793%, due 12/29/49                                    10,000          4,396
Goldman Sachs Group, Inc. 5.625%, due 01/15/17                                  650,000        462,060
Lehman Brothers Holdings Capital Trust V 5.857%, due 11/29/49                    20,000             10

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Lehman Brothers Holdings, Inc.
   6.200%, due 09/26/14                                                     $    60,000   $      7,800
   6.500%, due 07/19/17                                                         870,000          4,350
   6.750%, due 12/28/17                                                         430,000          2,150
Morgan Stanley
   5.050%, due 01/21/11                                                         600,000        432,252
   3.235%, due 10/18/16 (a)                                                      80,000         52,232
                                                                                          ------------
                                                                                             1,516,600
                                                                                          ------------
CHEMICALS -- 0.0%
Westlake Chemical Corp. 6.625%, due 01/15/16                                     40,000         34,200
                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
Bear Stearns Commercial Mortgage Securities 5.405%, due 12/11/40                600,000        554,458
Indymac Index Mortgage Loan Trust 3.517%, due 06/25/34 (a)                      118,917         91,978
Lake Country Mortgage Loan Trust 3.337%, due 07/25/34 (144A) (a) (b)             99,396         98,698
Morgan Stanley Capital I 5.332%, due 12/15/43                                   510,000        443,538
Wells Fargo Mortgage Backed Securities Trust 3.621%, due 09/25/34 (a)         1,000,000        990,309
                                                                                          ------------
                                                                                             2,178,981
                                                                                          ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.3%
Intergas Finance B.V. 6.375%, due 05/14/17 (144A) (b)                           260,000        187,850
Waste Management, Inc. 6.375%, due 11/15/12                                     370,000        370,893
                                                                                          ------------
                                                                                               558,743
                                                                                          ------------
COMMERCIAL BANKS -- 1.5%
BAC Capital Trust XIV 5.630%, due 12/31/49                                      150,000         77,674
Banc of America Commercial Mortgage, Inc., Class AJ 4.870%, due 12/10/42        450,000        359,893
Glitnir Banki HF
   6.330%, due 07/28/11 (144A)(b)                                               100,000         79,152
   6.375%, due 09/25/12 (144A)(b)                                               100,000         75,826
   6.693%, due 06/15/16 (144A)(b)                                               230,000        121,822
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.485%, due 03/12/51        220,000        185,075
Rabobank Capital Fund Trust III 5.254%, due 12/31/16 (144A) (b)                 200,000        172,661
RBS Capital Trust I 4.709%, due 12/29/49                                        300,000        246,861
Royal Bank of Scotland Group Plc
   5.050%, due 01/08/15 (c)                                                     300,000        291,660
   7.640%, due 03/31/49                                                         100,000         74,611
Santander Issuances, S.A. Unipersonal 5.805%, due 06/20/16 (144A) (b)           170,000        163,215
Shinsei Finance Cayman, Ltd. 6.418%, due 01/29/49 (144A) (b)                    200,000         83,955
SunTrust Capital VIII 6.100%, due 12/15/36 (c)                                  260,000        160,631
Wachovia Bank North America 4.800%, due 11/01/14 (c)                            200,000        118,756
Wells Fargo Capital X 5.950%, due 12/15/36                                      100,000         82,686
Wells Fargo Capital XV 9.750%, due 12/29/49                                     470,000        456,339
                                                                                          ------------
                                                                                             2,750,817
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
Countrywide Alternative Loan Trust 3.447%, due 12/25/46 (a)                     823,487        337,128
                                                                                          ------------
COMPUTERS & PERIPHERALS -- 0.0%
Electronic Data Systems Corp. 7.125%, due 10/15/09                               10,000         10,164
                                                                                          ------------
CONSUMER FINANCE -- 1.6%
American Express Co. 6.800%, due 09/01/66                                       400,000        342,412
Capital One Bank 5.000%, due 06/15/09                                           310,000        296,188
Capital One Financial Corp. 5.500%, due 06/01/15                                 80,000         65,818
Caterpillar Financial Services Corp. 6.200%, due 09/30/13                       240,000        240,248
Ford Motor Credit Co. LLC
   5.700%, due 01/15/10                                                         100,000         76,605
   7.375%, due 10/28/09                                                       1,400,000      1,125,808
   9.750%, due 09/15/10                                                         270,000        193,688

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

General Motors Acceptance Corp. LLC
   5.850%, due 01/14/09 (c)                                                 $    50,000   $     42,736
   6.625%, due 05/15/12                                                       1,020,000        432,114
   8.000%, due 11/01/31                                                         200,000         75,547
                                                                                          ------------
                                                                                             2,891,164
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.3%
Aiful Corp. 5.000%, due 08/10/10 (144A) (b)                                     200,000        155,422
American General Finance Corp. 3.875%, due 10/01/09                             800,000        525,310
Bank of America Corp.
   5.375%, due 06/15/14                                                         250,000        231,422
   8.000%, due 12/29/49                                                         150,000        118,959
   8.125%, due 12/29/49                                                          20,000         16,184
Citigroup, Inc.
   6.500%, due 08/19/13                                                         110,000         97,863
   5.000%, due 09/15/14                                                         120,000         92,117
   6.125%, due 08/25/36                                                         810,000        527,481
   6.875%, due 03/05/38 (c)                                                     220,000        180,450
Credit Suisse First Boston USA, Inc. 6.125%, due 11/15/11                       140,000        137,846
Credit Suisse Guernsey, Ltd. 5.860%, due 05/29/49                               250,000        189,564
General Electric Capital Corp.
   5.450%, due 01/15/13                                                          40,000         37,405
   6.375%, due 11/15/67                                                         330,000        267,459
Glen Meadow Pass-Through Trust 6.505%, due 02/12/67 (144A) (b)                  100,000         73,895
Goldman Sachs Capital I, Capital Securities 6.345%, due 02/15/34 (c)            200,000        131,736
Goldman Sachs Group, Inc. 4.500%, due 06/15/10                                  130,000        120,724
HSBC Finance Corp. 6.375%, due 10/15/11                                       1,100,000      1,089,187
JPMorgan Chase & Co.
   5.250%, due 05/01/15                                                         400,000        368,122
   5.125%, due 09/15/14                                                         360,000        321,236
   5.150%, due 10/01/15                                                         190,000        171,156
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C3, Class AJ 4.922%, due 01/15/42                                600,000        479,283
   Series 2005-LDP4, Class AM 4.999%, due 10/15/42                              430,000        360,969
Kaupthing Bank HF 7.625%, due 02/28/15 (144A) (d)                               580,000        542,880
Merrill Lynch & Co., Inc. Series C
   4.250%, due 02/08/10                                                         170,000        161,599
   5.000%, due 01/15/15                                                         170,000        139,276
   6.110%, due 01/29/37                                                         730,000        508,138
Residential Capital LLC
   8.500%, due 05/15/10 (144A)(b)                                                63,000         34,965
   9.625%, due 05/15/15 (144A)(b)                                               700,000        171,500
Resona Preferred Global Securities Cayman, Ltd. 7.191%, due 12/29/49
   (144A) (b)                                                                   120,000         89,194
SLM Corp.
   5.000%, due 10/01/13-04/15/15                                                170,000        105,306
   5.375%, due 05/15/14                                                         385,000        238,959
   5.050%, due 11/14/14                                                          40,000         24,429
   5.625%, due 08/01/33                                                          30,000         15,033
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A)(b)                                               190,000        133,475
   7.875%, due 03/13/18 (144A)(b)                                               100,000         70,500
                                                                                          ------------
                                                                                             7,929,044
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
AT&T, Inc. 5.500%, due 02/01/18                                                 340,000        303,310
Citizens Communications Co.
   7.125%, due 03/15/19                                                          20,000         16,000
   7.875%, due 01/15/27                                                          35,000         26,425
Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30                330,000        319,889
France Telecom S.A. 8.500%, due 03/01/31                                        150,000        163,159

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Qwest Corp.
   6.875%, due 09/15/33                                                     $    40,000   $     27,100
   7.500%, due 10/01/14                                                          30,000         26,100
Royal KPN N.V. 8.000%, due 10/01/10                                             350,000        366,926
SBC Communications, Inc. 6.450%, due 06/15/34                                   300,000        258,153
Sprint Capital Corp. 8.375%, due 03/15/12                                       560,000        504,362
Telecom Italia Capital S.A.
   5.250%, due 10/01/15                                                         200,000        166,712
   6.000%, due 09/30/34                                                         240,000        168,600
Verizon Global Funding Corp. 7.375%, due 09/01/12                               120,000        123,978
Verizon New York, Inc. 6.875%, due 04/01/12                                     270,000        270,197
Windstream Corp. 8.625%, due 08/01/16                                            50,000         46,375
                                                                                          ------------
                                                                                             2,787,286
                                                                                          ------------
ELECTRIC UTILITIES -- 1.1%
Duke Energy Corp. 5.625%, due 11/30/12 (c)                                      170,000        172,334
Exelon Corp. 5.625%, due 06/15/35                                               205,000        159,490
FirstEnergy Corp.
   6.450%, due 11/15/11                                                         250,000        251,367
   7.375%, due 11/15/31                                                         525,000        489,410
Pacific Gas & Electric Co.
   6.050%, due 03/01/34                                                         210,000        185,926
   5.800%, due 03/01/37                                                          20,000         17,114
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A)(b)                             700,000        686,197
                                                                                          ------------
                                                                                             1,961,838
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 0.0%
Cie Generale de Geophysique S.A. 7.500%, due 05/15/15                            75,000         72,000
                                                                                          ------------
FOOD & STAPLES RETAILING -- 0.4%
CVS Caremark Corp. 6.943%, due 01/10/30 (144A) (b)                              404,758        384,324
Private Export Funding Corp. 3.550%, due 04/15/13                               220,000        213,953
Wal-Mart Stores, Inc.
   5.800%, due 02/15/18                                                         120,000        117,438
   6.200%, due 04/15/38                                                          80,000         73,210
                                                                                          ------------
                                                                                               788,925
                                                                                          ------------
GAS UTILITIES -- 0.1%
Transocean, Inc. 5.250%, due 03/15/13                                           260,000        252,858
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
American Home Mortgage Investment Trust 5.294%, due 06/25/45 (a)                489,835        273,322
Cardinal Health, Inc. 5.850%, due 12/15/17                                      220,000        203,655
HCA, Inc. 5.750%, due 03/15/14                                                  358,000        281,030
Humana Inc. 7.200%, due 06/15/18                                                 50,000         47,439
WellPoint, Inc. 5.875%, due 06/15/17                                             10,000          9,272
                                                                                          ------------
                                                                                               814,718
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
MGM MIRAGE, Inc. 7.625%, due 01/15/17 (c)                                       120,000         87,000
                                                                                          ------------
HOUSEHOLD DURABLES -- 0.2%
KazMunaiGaz Finance Subordinated BV 8.375%, due 07/02/13 (144A)(b)              220,000        190,300
Washington Mutual, Inc. 5.931%, due 09/25/36 (a)                                231,926        180,531
                                                                                          ------------
                                                                                               370,831
                                                                                          ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
General Electric Co. 5.000%, due 02/01/13                                       250,000        230,473
Tyco International Group S.A. 6.000%, due 11/15/13                              630,000        617,998
                                                                                          ------------
                                                                                               848,471
                                                                                          ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

INSURANCE -- 0.3%
American International Group, Inc.
   5.850%, due 01/16/18                                                     $    30,000   $     15,080
   6.250%, due 03/15/37                                                          50,000          8,016
Berkshire Hathaway Finance Corp. 4.750%, due 05/15/12 (c)                       230,000        232,345
Travelers Cos., Inc. (The) 6.250%, due 03/15/37                                 390,000        300,419
                                                                                          ------------
                                                                                               555,860
                                                                                          ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
RSHB Capital (Russian Agricultural Bank) S.A. 6.299%, due 05/15/17
   (144A) (b)                                                                   260,000        186,264
                                                                                          ------------
MACHINERY -- 0.4%
Wachovia Bank Commercial Mortgage Trust 4.935%, due 04/15/42                    260,000        232,554
Wachovia Bank North America 3.171%, due 11/03/14 (a)                            700,000        448,111
                                                                                          ------------
                                                                                               680,665
                                                                                          ------------
MEDIA -- 0.7%
Clear Channel Communications, Inc. 6.250%, due 03/15/11                         190,000        123,500
Comcast Cable Communications, Inc. 8.875%, due 05/01/17                         880,000        928,153
Comcast Corp. 6.500%, due 01/15/17                                               10,000          9,413
EchoStar DBS Corp.
   7.000%, due 10/01/13                                                          60,000         52,050
   7.750%, due 05/31/15                                                           5,000          4,263
News America, Inc.
   6.200%, due 12/15/34                                                          20,000         15,991
   6.650%, due 11/15/37                                                          10,000          8,411
Time Warner Cos., Inc. 7.625%, due 04/15/31                                     260,000        226,333
                                                                                          ------------
                                                                                             1,368,114
                                                                                          ------------
METALS & MINING -- 0.5%
Alcoa, Inc. 6.000%, due 07/15/13                                                200,000        196,443
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17                        90,000         88,782
Rio Tinto Finance USA Ltd. 6.500%, due 07/15/18                                 200,000        189,456
Steel Dynamics, Inc.
   7.375%, due 11/01/12                                                          15,000         13,800
   6.750%, due 04/01/15                                                          45,000         38,925
Vale Overseas, Ltd. 6.875%, due 11/21/36                                        335,000        299,861
                                                                                          ------------
                                                                                               827,267
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 2.2%
Anadarko Finance Co., Series B
   6.750%, due 05/01/11                                                         110,000        112,639
   7.500%, due 05/01/31                                                          90,000         82,742
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                                         240,000        220,927
   6.450%, due 09/15/36                                                         160,000        125,797
Apache Corp. 6.000%, due 09/15/13                                               150,000        149,656
Chesapeake Energy Corp.
   6.375%, due 06/15/15                                                          20,000         17,950
   6.875%, due 01/15/16                                                          95,000         87,163
ConocoPhillips Holding Co. 6.950%, due 04/15/29                                 615,000        620,012
Gaz Capital (GAZPROM)
   6.212%, due 11/22/16 (144A)(b)                                               240,000        190,382
   6.510%, due 03/07/22 (144A)(b)                                               130,000         93,925
Kerr-McGee Corp.
   6.950%, due 07/01/24                                                          90,000         85,274
   7.875%, due 09/15/31                                                          40,000         37,663
Kinder Morgan Energy Partners LP
   5.125%, due 11/15/14                                                         200,000        182,804
   6.300%, due 02/01/09                                                          10,000          9,988

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   6.750%, due 03/15/11                                                     $    30,000   $     30,395
   6.000%, due 02/01/17                                                          20,000         18,158
   6.950%, due 01/15/38                                                         200,000        171,889
Peabody Energy Corp. 6.875%, due 03/15/13                                        20,000         19,400
Pemex Project Funding Master Trust 6.625%, due 06/15/35 (c)                     305,000        280,841
Petrobras International Finance Co. 6.125%, due 10/06/16                        180,000        170,550
SMFG Preferred Capital 6.078%, due 01/29/49 (144A) (b)                          340,000        244,477
Sonat, Inc. 7.625%, due 07/15/11                                                295,000        300,025
TXU Corp.
   5.550%, due 11/15/14                                                          70,000         52,588
   6.500%, due 11/15/24                                                          10,000          6,419
   6.550%, due 11/15/34                                                          70,000         43,361
Williams Cos., Inc.
   7.875%, due 09/01/21                                                          90,000         90,181
   7.500%, due 01/15/31                                                          50,000         45,616
   7.750%, due 06/15/31                                                         265,000        248,295
   8.750%, due 03/15/32                                                          10,000         10,280
XTO Energy, Inc.
   6.500%, due 12/15/18                                                          30,000         27,877
   6.100%, due 04/01/36                                                         240,000        199,317
   6.750%, due 08/01/37                                                          20,000         17,799
                                                                                          ------------
                                                                                             3,994,390
                                                                                          ------------
PAPER & FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co. 6.750%, due 03/15/12                                           210,000        207,708
                                                                                          ------------
PHARMACEUTICALS -- 0.2%
Wyeth 5.950%, due 04/01/37                                                      500,000        452,293
                                                                                          ------------
REAL ESTATE -- 0.0%
Ventas Realty LP/Ventas Capital Corp. 6.750%, due 04/01/17                       60,000         57,000
                                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.5%
GMAC Mortgage Corp. Loan Trust 3.447%, due 10/25/34 (a)                         616,070        449,947
iStar Financial, Inc. 6.000%, due 12/15/10 (c)                                  300,000        179,329
Thornburg Mortgage Securities Trust 3.317%, due 06/25/46 (a)                    225,166        222,968
                                                                                          ------------
                                                                                               852,244
                                                                                          ------------
ROAD & RAIL -- 0.1%
Landsbanki Islands HF 6.100%, due 08/25/11 (144A) (b)                           320,000        271,395
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Countrywide Financial Corp. 2.931%, due 01/05/09 (a) (c)                         70,000         69,063
Indymac Index Mortgage Loan Trust 5.365%, due 10/25/35                          353,160        241,446
Washington Mutual Bank F.A. 5.125%, due 01/15/15                                400,000          2,500
Washington Mutual Master Note Trust 2.518%, due 09/15/13 (144A) (a) (b)         470,000        420,452
                                                                                          ------------
                                                                                               733,461
                                                                                          ------------
TOBACCO -- 0.0%
Reynolds American, Inc. 6.750%, due 06/15/17                                     70,000         65,513
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
America Movil S.A.B.. de C.V. 5.625%, due 11/15/17                               90,000         84,766
Nextel Communications, Inc. 6.875%, due 10/31/13                                150,000        102,064
                                                                                          ------------
                                                                                               186,830
                                                                                          ------------
Total Domestic Bonds & Debt Securities
   (Cost $47,280,663)                                                                       37,602,859
                                                                                          ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 18.2%
Federal Agricultural Mortgage Corp. 5.125%, due 04/19/17 (144A) (b)             400,000        409,953
Federal Home Loan Mortgage Corp.
   4.875%, due 06/13/18 (c)                                                   8,000,000      8,123,712

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   5.500%, due 07/15/36                                                     $   360,000   $    379,855
Federal National Mortgage Assoc.
   6.500%, due 12/01/27                                                           6,897          7,143
   6.000%, due 03/01/28-08/01/28                                                258,851        264,424
   5.500%, due 08/01/28                                                          92,995         93,599
   3.625%, due 08/15/11                                                       1,100,000      1,108,365
   6.000%, due TBA (e)                                                        8,100,000      8,250,611
Government National Mortgage Assoc.
   9.000%, due 11/15/19                                                          10,910         11,997
   5.000%, due TBA (e)                                                          800,000        784,625
Tennessee Valley Authority 5.980%, due 04/01/36                                 430,000        484,029
U.S. Treasury Bond 5.375%, due 02/15/31 (c)                                     600,000        681,985
U.S. Treasury Note
   3.875%, due 05/15/18 (c)                                                   5,540,000      5,578,093
   4.000%, due 08/15/18 (c)                                                   4,190,000      4,250,889
   6.375%, due 08/15/27 (c)                                                   2,560,000      3,192,003
                                                                                          ------------
Total U.S. Government & Agency Obligations
   (Cost $33,687,002)                                                                       33,621,283
                                                                                          ------------
FOREIGN BONDS & DEBT SECURITIES -- 0.7%
LUXEMBOURG -- 0.2%
Telecom Italia Capital S.A. 4.000%, due 01/15/10                                300,000        291,387
                                                                                          ------------
MEXICO -- 0.4%
Mexico Government International Bond 6.750%, due 09/27/34                       715,000        720,363
                                                                                          ------------
RUSSIA -- 0.1%
Russian Federation 7.500%, due 03/31/30                                         187,150        191,857
                                                                                          ------------
UNITED KINGDOM -- 0.0%
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (b)                          50,000         32,364
                                                                                          ------------
Total Foreign Bonds & Debt Securities
   (Cost $1,307,173)                                                                         1,235,971
                                                                                          ------------
CONVERTIBLE BONDS -- 3.6%
AEROSPACE & DEFENSE -- 0.2%
AAR Corp. 1.750%, due 02/01/26 (c)                                              300,000        247,500
Orbital Sciences Corp.
   2.438%, due 01/15/27 (144A)(b)                                               100,000        112,500
   2.438%, due 01/15/27 (c)                                                      25,000         28,125
                                                                                          ------------
                                                                                               388,125
                                                                                          ------------
AUTO COMPONENTS -- 0.0%
Standard Motor Products, Inc. 6.750%, due 07/15/09 (c)                          100,000         89,375
                                                                                          ------------
BIOTECHNOLOGY -- 0.1%
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13                               50,000         86,187
Incyte Corp. 3.500%, due 02/15/11 (c)                                           100,000         92,125
                                                                                          ------------
                                                                                               178,312
                                                                                          ------------
CAPITAL MARKETS -- 0.1%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38 (144A) (b)                 125,000        112,813
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Powerwave Technologies, Inc. 1.875%, due 11/15/24                               250,000        158,438
                                                                                          ------------
CONSUMER FINANCE -- 0.1%
AmeriCredit Corp. 2.125%, due 09/15/13                                          200,000        110,500
Dollar Financial Corp. 2.875%, due 06/30/27                                     225,000        154,406
                                                                                          ------------
                                                                                               264,906
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Hlth Corp. 3.125%, due 09/01/25                                                 175,000        159,250

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Nasdaq OMX Group, Inc. (The) 2.500%, due 08/15/13 (144A) (b) (c)            $   100,000   $     86,250
NorthStar Realty Finance LP 7.250%, due 06/15/27 (144A) (b)                     300,000        205,500
                                                                                          ------------
                                                                                               451,000
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
Level 3 Communications, Inc. 6.000%, due 03/15/10 (c)                           100,000         89,335
                                                                                          ------------
ELECTRICAL EQUIPMENT -- 0.4%
General Cable Corp. 0.875%, due 11/15/13                                        150,000        133,875
Roper Industries, Inc., 1.481%/0.000%, due 01/15/34 (f)                         200,000        137,750
Sunpower Corp. 1.250%, due 02/15/27                                             125,000        154,687
Suntech Power Holdings Co., Ltd. 3.000%, due 03/15/13 (144A) (b)                125,000        128,750
Yingli Green Energy Holding Co. Ltd. 2.680%, due 12/15/12 (g)                   250,000        203,750
                                                                                          ------------
                                                                                               758,812
                                                                                          ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
Anixter International, Inc. 1.000%, due 02/15/13                                150,000        158,438
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
Cameron International Corp. 2.500%, due 06/15/26                                 75,000         94,969
Parker Drilling Co. 2.125%, due 07/15/12 (c)                                    175,000        160,343
                                                                                          ------------
                                                                                               255,312
                                                                                          ------------
FOOD & STAPLES RETAILING -- 0.1%
Pantry, Inc. (The) 3.000%, due 11/15/12                                         200,000        163,250
Rite Aid Corp. 8.500%, due 05/15/15                                             150,000         90,937
                                                                                          ------------
                                                                                               254,187
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Hologic, Inc. 2.000%/0.000%, due 12/15/37 (f)                                   200,000        148,500
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
Henry Schein, Inc. 3.000%, due 08/15/34                                         150,000        186,000
                                                                                          ------------
HOUSEHOLD DURABLES -- 0.1%
Beazer Homes USA, Inc. 4.625%, due 06/15/24 (c)                                 225,000        146,250
                                                                                          ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
SAVVIS, Inc. 3.000%, due 05/15/12                                               150,000        100,125
SINA Corp. 0.000%, due 07/15/23 (g)                                              50,000         72,563
                                                                                          ------------
                                                                                               172,688
                                                                                          ------------
IT SERVICES -- 0.1%
Euronet Worldwide, Inc. 3.500%, due 10/15/25                                    325,000        249,844
                                                                                          ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
Kendle International, Inc. 3.375%, due 07/15/12                                 100,000        115,875
                                                                                          ------------
MACHINERY -- 0.2%
Actuant Corp. 2.000%, due 11/15/23                                              100,000        135,125
Danaher Corp. 1.516%, due 01/22/21 (g)                                          150,000        152,812
                                                                                          ------------
                                                                                               287,937
                                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
Transocean, Inc. 1.500%, due 12/15/37                                           175,000        159,250
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 0.1%
GMX Resources, Inc. 5.000%, due 02/01/13 (144A)(b)                              100,000        163,375
Nabors Industries, Inc. 0.940%, due 05/15/11 (c)                                100,000         90,250
                                                                                          ------------
                                                                                               253,625
                                                                                          ------------
PHARMACEUTICALS -- 0.1%
Allergan, Inc. 1.500%, due 04/01/26 (c)                                         100,000        104,000
                                                                                          ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT       VALUE
--------------------                                                        -----------   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
CapitalSource, Inc. 7.250%, due 07/15/37 (c)                                $   300,000   $    222,750
                                                                                          ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
Conexant Systems, Inc. 4.000%, due 03/01/26 (c)                                 225,000        147,375
Jazz Technologies, Inc.
   8.000%, due 12/31/11 (144A) (b)                                              100,000         47,500
   8.000%, due 12/31/11                                                          75,000         35,625
                                                                                          ------------
                                                                                               230,500
                                                                                          ------------
SOFTWARE -- 0.2%
Blackboard, Inc. 3.250%, due 07/01/27                                           100,000         91,500
Lawson Software, Inc.
   2.500%, due 04/15/12 (144A)(b)                                                75,000         57,937
   2.500%, due 04/15/12 (c)                                                      25,000         19,313
Mentor Graphics Corp. 6.250%, due 03/01/26                                      175,000        156,406
                                                                                          ------------
                                                                                               325,156
                                                                                          ------------
SPECIALTY RETAIL -- 0.1%
Charming Shoppes, Inc. 1.125%, due 05/01/14 (144A) (b)                          175,000        105,656
Pier 1 Imports, Inc.
   6.375%/6.125%, due 02/15/36 (144A)(b) (f)                                    125,000         91,875
   6.375%/6.125%, due 02/15/36 (f)                                               50,000         36,750
                                                                                          ------------
                                                                                               234,281
                                                                                          ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Iconix Brand Group, Inc. 1.875%, due 06/30/12                                   150,000        112,688
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Bankunited Capital Trust 3.125%, due 03/01/34                                   650,000        110,500
                                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
WESCO International, Inc. 2.625%, due 10/15/25 (c)                              175,000        162,750
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
NII Holdings, Inc.
   2.750%, due 08/15/25 (c)                                                     175,000        174,125
   2.750%, due 08/15/25 (144A)(b)                                                25,000         24,875
SBA Communications Corp. 1.875%, due 05/01/13 (144A) (b)                        100,000         81,125
                                                                                          ------------
                                                                                               280,125
                                                                                          ------------
Total Convertible Bonds
   (Cost $7,941,164)                                                                         6,661,772
                                                                                          ------------
COMMON STOCKS -- 54.3%
AEROSPACE & DEFENSE -- 2.1%
Boeing Co. (The)                                                                  3,953        226,705
General Dynamics Corp.                                                            6,376        469,401
Honeywell International, Inc.                                                    13,210        548,875
Lockheed Martin Corp.                                                             7,550        828,008
Northrop Grumman Corp.                                                            5,625        340,538
Raytheon Co.                                                                      9,112        487,583
United Technologies Corp.                                                        15,736        945,104
                                                                                          ------------
                                                                                             3,846,214
                                                                                          ------------
AIR FREIGHT & LOGISTICS -- 0.1%
United Parcel Service, Inc. - Class B                                             3,420        215,084
                                                                                          ------------
BEVERAGES -- 1.4%
Anheuser-Busch Cos., Inc.                                                         3,900        253,032
Coca-Cola Co.                                                                    15,365        812,502
Constellation Brands, Inc. - Class A *                                           11,700        251,082
Dr. Pepper Snapple Group, Inc. *(c)                                              12,700        336,296
Pepsi Bottling Group, Inc. (The)                                                 13,860        404,296

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)


SECURITY DESCRIPTION                                                           SHARES         VALUE
--------------------                                                        -----------   ------------
PepsiCo, Inc.                                                                     7,882   $    561,750
                                                                                          ------------
                                                                                             2,618,958
                                                                                          ------------
BIOTECHNOLOGY -- 0.6%
Amgen, Inc. *                                                                     5,422        321,362
Biogen Idec, Inc. *(c)                                                            5,040        253,462
Cephalon, Inc. *(c)                                                               3,000        232,470
Gilead Sciences, Inc. *                                                           4,554        207,571
OSI Pharmaceuticals, Inc. *(c)                                                    2,900        142,941
                                                                                          ------------
                                                                                             1,157,806
                                                                                          ------------
CAPITAL MARKETS -- 1.0%
Bank of New York Mellon Corp.                                                     7,786        253,668
Goldman Sachs Group, Inc. (The)                                                   5,923        758,144
Merrill Lynch & Co., Inc.                                                         4,207        106,437
Morgan Stanley (c)                                                                9,279        213,417
Northern Trust Corp.                                                              5,200        375,440
State Street Corp.                                                                3,850        218,988
                                                                                          ------------
                                                                                             1,926,094
                                                                                          ------------
CHEMICALS -- 1.0%
Air Products & Chemicals, Inc.                                                    2,900        198,621
Dow Chemical Co. (The)                                                            4,751        150,987
E.I. du Pont de Nemours & Co.                                                    11,123        448,257
Methanex Corp.                                                                   11,500        228,735
Mosaic Co. (The)                                                                  3,950        268,679
Potash Corp. of Saskatchewan, Inc.                                                4,900        646,849
                                                                                          ------------
                                                                                             1,942,128
                                                                                          ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.4%
Allied Waste Industries, Inc. *                                                  36,470        405,182
R.R. Donnelley & Sons Co.                                                        12,160        298,285
                                                                                          ------------
                                                                                               703,467
                                                                                          ------------
COMMERCIAL BANKS -- 0.6%
U.S. Bancorp (c)                                                                  8,526        307,107
Wells Fargo & Co. (c)                                                            21,570        809,522
                                                                                          ------------
                                                                                             1,116,629
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Brocade Communications Systems, Inc. *                                           42,910        249,736
Cisco Systems, Inc. *                                                            59,502      1,342,365
Corning, Inc. (c)                                                                15,587        243,781
QUALCOMM, Inc.                                                                   14,025        602,654
                                                                                          ------------
                                                                                             2,438,536
                                                                                          ------------
COMPUTERS & PERIPHERALS -- 3.1%
Apple, Inc. *                                                                     6,743        766,409
Dell, Inc. *                                                                     27,328        450,366
Hewlett-Packard Co. (c)                                                          38,609      1,785,280
International Business Machines Corp.                                            18,417      2,154,052
Seagate Technology                                                               34,900        422,988
Western Digital Corp. *(c)                                                        4,900        104,468
                                                                                          ------------
                                                                                             5,683,563
                                                                                          ------------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                                                       3,800        211,660
                                                                                          ------------
CONSUMER FINANCE -- 0.1%
American Express Co. (c)                                                          5,807        205,742
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.6%
Bank of America Corp. (c)                                                        25,541        893,935
Citigroup, Inc.                                                                  25,467        522,328

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

JPMorgan Chase & Co.                                                             33,246   $  1,552,588
                                                                                          ------------
                                                                                             2,968,851
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
AT&T, Inc.                                                                       64,596      1,803,520
CenturyTel, Inc. (c)                                                              3,200        117,280
Embarq Corp.                                                                      8,130        329,672
Verizon Communications, Inc.                                                     39,116      1,255,232
Windstream Corp. (c)                                                             78,030        853,648
                                                                                          ------------
                                                                                             4,359,352
                                                                                          ------------
ELECTRIC UTILITIES -- 1.0%
DPL, Inc. (c)                                                                    10,500        260,400
Edison International                                                             14,870        593,313
Entergy Corp. (c)                                                                 4,550        404,995
Exelon Corp.                                                                      3,288        205,895
Hawaiian Electric Industries, Inc. (c)                                              850         24,744
OGE Energy Corp.                                                                  9,800        302,624
                                                                                          ------------
                                                                                             1,791,971
                                                                                          ------------
ELECTRICAL EQUIPMENT -- 0.2%
Canadian Solar, Inc. *(c)                                                         4,800         93,744
Emerson Electric Co.                                                              8,300        338,557
                                                                                          ------------
                                                                                               432,301
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Baker Hughes, Inc.                                                                3,800        230,052
Diamond Offshore Drilling, Inc. (c)                                                 900         92,754
Halliburton Co. (c)                                                              12,416        402,154
National-Oilwell Varco, Inc. *                                                    5,300        266,219
Precision Drilling Trust                                                          2,400         39,768
Pride International, Inc. *(c)                                                   23,805        704,866
Schlumberger, Ltd.                                                                6,010        469,321
Superior Energy Services, Inc. *                                                 15,200        473,328
Transocean, Inc. *(c)                                                             5,579        612,798
                                                                                          ------------
                                                                                             3,291,260
                                                                                          ------------
FOOD & STAPLES RETAILING -- 2.5%
BJ's Wholesale Club, Inc. *(c)                                                    8,620        334,973
Burger King Holdings, Inc. (c)                                                   18,100        444,536
Costco Wholesale Corp.                                                            2,222        144,275
CVS Caremark Corp.                                                               14,000        471,240
Kroger Co. (The)                                                                 11,400        313,272
Safeway, Inc. (c)                                                                18,310        434,313
Wal-Mart Stores, Inc.                                                            38,360      2,297,380
Walgreen Co.                                                                      4,896        151,580
                                                                                          ------------
                                                                                             4,591,569
                                                                                          ------------
FOOD PRODUCTS -- 0.8%
Bunge, Ltd. (c)                                                                   4,650        293,787
J.M. Smucker Co. (The)                                                            4,800        243,312
McCormick & Co., Inc.                                                             8,100        311,445
Synutra International, Inc. *(c)                                                  1,300         26,169
Unilever N.V.                                                                    19,410        546,586
                                                                                          ------------
                                                                                             1,421,299
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Baxter International, Inc.                                                        7,800        511,914
Beckman Coulter, Inc. (c)                                                         7,650        543,073
Covidien, Ltd.                                                                    6,300        338,688
Kinetic Concepts, Inc. *(c)                                                       6,400        182,976
Medtronic, Inc. (c)                                                               5,545        277,805
STERIS Corp.                                                                     13,200        496,056
                                                                                          ------------
                                                                                             2,350,512
                                                                                          ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Aetna, Inc.                                                                      11,603   $    418,984
CIGNA Corp.                                                                       7,100        241,258
Express Scripts, Inc. *(c)                                                        6,000        442,920
Humana, Inc. *                                                                   14,726        606,711
McKesson Corp.                                                                    5,700        306,717
UnitedHealth Group, Inc.                                                          8,358        212,210
                                                                                          ------------
                                                                                             2,228,800
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
Bally Technologies, Inc. *(c)                                                     5,300        160,484
McDonald's Corp.                                                                 14,252        879,348
Wyndham Worldwide Corp.                                                           9,800        153,958
                                                                                          ------------
                                                                                             1,193,790
                                                                                          ------------
HOUSEHOLD DURABLES -- 0.3%
Snap-On, Inc.                                                                    10,400        547,664
                                                                                          ------------
HOUSEHOLD PRODUCTS -- 0.7%
Procter & Gamble Co. (The)                                                       18,039      1,257,138
                                                                                          ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
Reliant Energy, Inc. *                                                            7,400         54,390
                                                                                          ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
3M Co.                                                                            3,500        239,085
General Electric Co.                                                             50,285      1,282,268
                                                                                          ------------
                                                                                             1,521,353
                                                                                          ------------
INSURANCE -- 1.2%
ACE, Ltd.                                                                         9,200        497,996
Allstate Corp. (The)                                                              2,959        136,469
Aspen Insurance Holdings, Ltd.                                                    8,200        225,500
Assurant, Inc.                                                                    6,600        363,000
Marsh & McLennan Cos., Inc.                                                       5,600        177,856
Prudential Financial, Inc.                                                        3,237        233,064
Travelers Cos., Inc. (The)                                                       11,900        537,880
                                                                                          ------------
                                                                                             2,171,765
                                                                                          ------------
INTERNET & CATALOG RETAIL -- 0.0%
Expedia, Inc. *(c)                                                                5,000         75,550
                                                                                          ------------
INTERNET SOFTWARE & SERVICES -- 0.6%
eBay, Inc. *                                                                     13,072        292,551
Google, Inc. - Class A *                                                          1,950        781,014
                                                                                          ------------
                                                                                             1,073,565
                                                                                          ------------
IT SERVICES -- 0.6%
Accenture, Ltd. - Class A (c)                                                    10,800        410,400
Computer Sciences Corp. *                                                         8,750        351,663
Western Union Co.                                                                15,318        377,895
                                                                                          ------------
                                                                                             1,139,958
                                                                                          ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Hasbro, Inc. (c)                                                                 19,800        687,456
                                                                                          ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
Charles River Laboratories International, Inc. *                                  6,480        359,834
Invitrogen Corp. *(c)                                                             8,000        302,400
PerkinElmer, Inc.                                                                10,875        271,549
Thermo Fisher Scientific, Inc. *                                                  5,300        291,500
Waters Corp. *                                                                    5,340        310,681
                                                                                          ------------
                                                                                             1,535,964
                                                                                          ------------
MACHINERY -- 0.5%
Caterpillar, Inc.                                                                 6,600        393,360
Deere & Co. (c)                                                                   6,600        326,700

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Joy Global, Inc. (c)                                                              2,800   $    126,392
                                                                                          ------------
                                                                                               846,452
                                                                                          ------------
MEDIA -- 0.7%
Comcast Corp. - Class A                                                          10,209        200,403
News Corp. - Class A                                                             22,475        269,475
Time Warner, Inc.                                                                17,683        231,824
Walt Disney Co. (The)                                                            21,901        672,142
                                                                                          ------------
                                                                                             1,373,844
                                                                                          ------------
METALS & MINING -- 0.6%
Cleveland-Cliffs, Inc.                                                            5,600        296,464
Freeport-McMoRan Copper & Gold, Inc.                                              6,000        341,100
Nucor Corp.                                                                       6,000        237,000
Steel Dynamics, Inc. (c)                                                         12,000        205,080
                                                                                          ------------
                                                                                             1,079,644
                                                                                          ------------
MULTI-UTILITIES -- 0.4%
Dominion Resources, Inc.                                                         10,680        456,890
PG&E Corp.                                                                        6,370        238,557
                                                                                          ------------
                                                                                               695,447
                                                                                          ------------
MULTILINE RETAIL -- 0.5%
Big Lots, Inc. *(c)                                                               6,850        190,635
Dollar Tree, Inc. *                                                              10,700        389,052
Family Dollar Stores, Inc.                                                        8,500        201,450
Target Corp. (c)                                                                  3,979        195,170
                                                                                          ------------
                                                                                               976,307
                                                                                          ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.                                                                      35,040        404,011
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 6.9%
Anadarko Petroleum Corp.                                                          6,000        291,060
Apache Corp.                                                                      5,000        521,400
Chesapeake Energy Corp. (c)                                                       9,250        331,705
Chevron Corp.                                                                    22,994      1,896,545
ConocoPhillips                                                                   19,129      1,401,199
Devon Energy Corp. (c)                                                            5,000        456,000
El Paso Corp. (c)                                                                42,600        543,576
EOG Resources, Inc.                                                               2,800        250,488
Exxon Mobil Corp.                                                                55,885      4,340,029
Hess Corp. (c)                                                                    7,920        650,074
Marathon Oil Corp.                                                                7,800        310,986
Occidental Petroleum Corp.                                                       10,794        760,437
Peabody Energy Corp. (c)                                                          3,000        135,000
Petro-Canada                                                                     14,900        496,915
Williams Cos., Inc. (The)                                                        16,640        393,536
                                                                                          ------------
                                                                                            12,778,950
                                                                                          ------------
PERSONAL PRODUCTS -- 0.7%
Avon Products, Inc. (c)                                                           9,030        375,377
Estee Lauder Cos., Inc. - Class A (c)                                            13,300        663,803
Herbalife, Ltd. (c)                                                               7,480        295,610
                                                                                          ------------
                                                                                             1,334,790
                                                                                          ------------
PHARMACEUTICALS -- 4.4%
Abbott Laboratories                                                              10,732        617,949
Bristol-Myers Squibb Co.                                                         31,391        654,502
Eli Lilly & Co.                                                                  16,779        738,779
Endo Pharmaceuticals Holdings, Inc. *(c)                                         28,050        561,000
Johnson & Johnson                                                                20,750      1,437,560
King Pharmaceuticals, Inc. *                                                     49,800        477,084
Merck & Co., Inc.                                                                27,556        869,667
Pfizer, Inc.                                                                     70,023      1,291,224

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)


Schering-Plough Corp.                                                            25,800   $    476,526
Watson Pharmaceuticals, Inc. *                                                   24,600        701,100
Wyeth                                                                             6,856        253,261
                                                                                          ------------
                                                                                             8,078,652
                                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.9%
Annaly Mortgage Management, Inc. (c)                                             14,550        195,698
Apartment Investment & Management Co. - Class A (c)                               8,800        308,176
Digital Realty Trust, Inc. *                                                      8,200        205,769
Equity Residential (c)                                                           10,900        484,069
Liberty Property Trust                                                            3,800        143,070
Mack-Cali Realty Corp.                                                            5,900        199,833
Simon Property Group, Inc. *                                                      2,600        204,568
                                                                                          ------------
                                                                                             1,741,183
                                                                                          ------------
ROAD & RAIL -- 1.2%
Burlington Northern Santa Fe Corp.                                                4,240        391,903
CSX Corp.                                                                         9,700        529,329
Norfolk Southern Corp.                                                            4,700        311,187
Ryder System, Inc. (c)                                                            8,200        508,400
Union Pacific Corp.                                                               7,800        555,048
                                                                                          ------------
                                                                                             2,295,867
                                                                                          ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
Altera Corp. (c)                                                                 15,189        314,109
Intel Corp. (c)                                                                  69,607      1,303,739
Texas Instruments, Inc.                                                           7,584        163,056
                                                                                          ------------
                                                                                             1,780,904
                                                                                          ------------
SOFTWARE -- 2.9%
Microsoft Corp.                                                                 112,117      2,992,403
Oracle Corp. *                                                                   70,266      1,427,102
Symantec Corp. *(c)                                                              21,250        416,075
Synopsys, Inc. *                                                                 23,400        466,830
                                                                                          ------------
                                                                                             5,302,410
                                                                                          ------------
SPECIALTY RETAIL -- 0.6%
AutoZone, Inc. *                                                                  2,100        259,014
Home Depot, Inc. (The)                                                            8,356        216,337
Men's Wearhouse, Inc. (The) (c)                                                   3,800         80,712
Ross Stores, Inc. (c)                                                            11,900        438,039
Staples, Inc. (c)                                                                 4,000         90,000
                                                                                          ------------
                                                                                             1,084,102
                                                                                          ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Polo Ralph Lauren Corp. (c)                                                       5,200        346,528
VF Corp. (c)                                                                      7,390        571,321
                                                                                          ------------
                                                                                               917,849
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
Hudson City Bancorp, Inc. (c)                                                    48,800        900,360
Sovereign Bancorp, Inc. (c)                                                      32,800        129,560
                                                                                          ------------
                                                                                             1,029,920
                                                                                          ------------
TOBACCO -- 1.0%
Altria Group, Inc.                                                               26,197        519,748
Philip Morris International, Inc.                                                26,497      1,274,506
                                                                                          ------------
                                                                                             1,794,254
                                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
United Rentals, Inc. *(c)                                                        10,700        163,068
                                                                                          ------------
Total Common Stocks
   (Cost $106,790,111)                                                                     100,438,043
                                                                                          ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT       VALUE
--------------------                                                        -----------   ------------

PREFERRED STOCKS -- 0.2%
CHEMICALS -- 0.1%
Celanese Corp. 4.250%                                                             4,000   $    143,875
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 0.1%
El Paso Corp. 4.990%                                                                 72         74,448
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal Home Loan Mortgage Corp. 8.375% (c)                                      11,350         21,338
Federal National Mortgage Assoc. 8.250% (c)                                       8,050         17,549
                                                                                          ------------
                                                                                                38,887
                                                                                          ------------
Total Preferred Stocks
   (Cost $790,868)                                                                             257,210
                                                                                          ------------
CONVERTIBLE PREFERRED STOCKS -- 0.4%
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Bank of America Corp. 7.250%                                                        190        159,220
Citigroup, Inc. 6.500%, (c)                                                       2,300         94,300
                                                                                          ------------
                                                                                               253,520
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Six Flags, Inc. 7.250%, due 08/15/09                                             11,500         69,000
                                                                                          ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc. 4.000%                                                             110        139,728
                                                                                          ------------
MEDIA -- 0.1%
Interpublic Group (IPG) - Class B 5.250%                                            163        107,417
                                                                                          ------------
METALS & MINING -- 0.1%
Freeport McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10 (c)                     1,600        135,856
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Assoc. 7.000%                                             400          1,120
                                                                                          ------------
Total Convertible Preferred Stocks
   (Cost $1,057,055)                                                                           706,641
                                                                                          ------------
SHORT-TERM INVESTMENTS -- 27.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.300% to be repurchased at $1,516,013 on 10/01/08 collateralized
   by $1,550,000 FHLB at 2.428% due 01/13/10 with a value of $1,548,450.    $ 1,516,000      1,516,000
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.050% to be repurchased at $103,000 on 10/01/08 collateralized by $110,000 U.S. Treasury Bill at 1.156% due 02/19/09
   with a value of $109,560.                                                    103,000        103,000
State Street Navigator Securities Lending Trust Prime Portfolio (h)          49,849,134     49,849,134
                                                                                          ------------
Total Short-Term Investments
   (Cost $51,468,134)                                                                       51,468,134
                                                                                          ------------
TOTAL INVESTMENTS -- 129.9% (Cost $259,670,685#)                                           240,162,283
                                                                                          ------------
Other Assets and Liabilities (net) -- (29.9)%                                              (55,274,114)
                                                                                          ------------
TOTAL NET ASSETS -- 100.0%                                                                $184,888,169
                                                                                          ============

Portfolio Footnotes:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,806,823 and $28,444,344 respectively, resulting in a net unrealized depreciation of $19,637,521.
(a) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $8,650,612 of net assets.
(c)  All or portion of security is on loan.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $542,880 of net assets.
(e)  This security is traded on a "to-be-announced" basis.
(f) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(g)  Zero coupon bond - Interest rate represents current yield to maturity.
(h) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank

Forward Foreign Currency Contracts to Buy:

                                          Value at        In Exchange   Net Unrealized
Settlement Date   Contracts to Buy   September 30, 2008    for U.S.$     Depreciation
---------------   ----------------   ------------------   -----------   --------------
   11/5/2008        2,726,360 EUR        $3,851,119        $4,228,584     $(377,465)
                                                                          =========

Forward Foreign Currency Contracts to Sell:

                                              Value at        In Exchange   Net Unrealized
Settlement Date   Contracts to Deliver   September 30, 2008    for U.S.$     Appreciation
---------------   --------------------   ------------------   -----------   --------------
   11/5/2008          2,726,360 EUR          $3,851,119        $4,244,588      $393,469
                                                                               ========

EUR - Euro Dollar

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $128,031,340          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      62,281,809           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $190,313,149          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         SHARES           VALUE
--------------------                                                      ------------   --------------
COMMON STOCKS -- 91.5%
BIOTECHNOLOGY -- 3.1%
Amgen, Inc. *                                                                  629,200   $   37,292,684
                                                                                         --------------
CAPITAL MARKETS -- 3.0%
Merrill Lynch & Co., Inc.                                                    1,392,200       35,222,660
                                                                                         --------------
COMMUNICATIONS EQUIPMENT -- 3.2%
Cisco Systems, Inc. *                                                        1,653,300       37,298,448
                                                                                         --------------
COMPUTERS & PERIPHERALS -- 8.0%
EMC Corp. *                                                                    305,800        3,657,368
Hewlett-Packard Co.                                                            974,600       45,065,504
International Business Machines Corp.                                          387,800       45,357,088
                                                                                         --------------
                                                                                             94,079,960
                                                                                         --------------
CONSUMER FINANCE -- 3.5%
American Express Co.                                                           155,800        5,519,994
Capital One Financial Corp. (a)                                                695,625       35,476,875
                                                                                         --------------
                                                                                             40,996,869
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 12.1%
Bank of America Corp.                                                          348,268       12,189,380
Citigroup, Inc.                                                              3,109,700       63,779,947
JPMorgan Chase & Co.                                                         1,038,200       48,483,940
NYSE Euronext                                                                  471,500       18,473,370
                                                                                         --------------
                                                                                            142,926,637
                                                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 8.8%
Aetna, Inc.                                                                  1,548,100       55,901,891
UnitedHealth Group, Inc.                                                     1,880,600       47,748,434
                                                                                         --------------
                                                                                            103,650,325
                                                                                         --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 5.1%
AES Corp. *                                                                  5,155,900       60,272,471
                                                                                         --------------
INDUSTRIAL CONGLOMERATES -- 5.0%
3M Co.                                                                          86,400        5,901,984
General Electric Co.                                                         2,080,000       53,040,000
                                                                                         --------------
                                                                                             58,941,984
                                                                                         --------------
INTERNET & CATALOG RETAIL -- 6.8%
Amazon.com, Inc. *(a)                                                        1,101,046       80,112,107
                                                                                         --------------
INTERNET SOFTWARE & SERVICES -- 10.6%
eBay, Inc. *                                                                 2,328,800       52,118,544
Google, Inc. - Class A *                                                        83,500       33,443,420
Yahoo!, Inc. *                                                               2,301,600       39,817,680
                                                                                         --------------
                                                                                            125,379,644
                                                                                         --------------
LEISURE EQUIPMENT & PRODUCTS -- 3.9%
Eastman Kodak Co. (a)                                                        2,977,500       45,793,950
                                                                                         --------------
MEDIA -- 3.2%
Time Warner, Inc.                                                            2,934,400       38,469,984
                                                                                         --------------
METALS & MINING -- 0.5%
Nucor Corp.                                                                    159,300        6,292,350
                                                                                         --------------
MULTILINE RETAIL -- 6.6%
J.C. Penney Co., Inc.                                                          653,473       21,786,790
Sears Holdings Corp. *(a)                                                      602,600       56,343,100
                                                                                         --------------
                                                                                             78,129,890
                                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 0.1%
Valero Energy Corp.                                                             30,100          912,030
                                                                                         --------------

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                       PAR AMOUNT         VALUE
--------------------                                                      ------------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
Texas Instruments, Inc.                                                        947,825   $   20,378,237
                                                                                         --------------
SOFTWARE -- 6.3%
CA, Inc. (a)                                                                 1,403,850       28,020,846
Electronic Arts, Inc. *                                                        750,400       27,757,296
Microsoft Corp.                                                                720,900       19,240,821
                                                                                         --------------
                                                                                             75,018,963
                                                                                         --------------
Total Common Stocks
   (Cost $1,357,402,551)                                                                  1,081,169,193
                                                                                         --------------
SHORT-TERM INVESTMENTS -- 21.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $100,083,112 on 10/01/08 collateralized by $102,190,000 FHLB at 2.428% due 01/13/10 with a value of
   $102,087,810.                                                          $100,082,000      100,082,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)        157,939,130      157,939,130
                                                                                         --------------
Total Short-Term Investments
   (Cost $258,021,130)                                                                      258,021,130
                                                                                         --------------
TOTAL INVESTMENTS -- 113.4% (Cost $1,615,423,681#)                                        1,339,190,323
                                                                                         --------------
Other Assets and Liabilities (net) -- (13.4)%                                              (158,090,265)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $1,181,100,058
                                                                                         ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $47,167,811 and $323,401,169 respectively, resulting in a net unrealized depreciation of $276,233,358.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,181,251,193         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------   ---------------
TOTAL                                           $1,181,251,193         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                  PAR
SECURITY DESCRIPTION                                                             AMOUNT           VALUE
--------------------                                                        ---------------   -------------
MUNICIPAL BOND -- 0.1%
VIRGINIA -- 0.1%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46
   (Cost -- $1,399,686)                                                     $     1,400,000   $   1,084,230
                                                                                              -------------
ASSET-BACKED SECURITIES -- 0.2%
Citibank Credit Card Issuance Trust 5.375%, due 04/10/13 (j)                        600,000         814,371
MBNA Credit Card Master Note 4.150%, due 04/19/10 (j)                               665,000         905,823
                                                                                              -------------
Total Asset-Backed Securities
   (Cost $1,664,568)                                                                              1,720,194
                                                                                              -------------
DOMESTIC BONDS & DEBT SECURITIES -- 23.3%
AEROSPACE & DEFENSE -- 0.2%
Embraer Overseas, Ltd. 6.375%, due 01/24/17                                       1,470,000       1,363,425
Finmeccanica SpA 4.875%, due 03/24/25 (j)                                           250,000         284,396
                                                                                              -------------
                                                                                                  1,647,821
                                                                                              -------------
AGRICULTURE -- 0.1%
Philip Morris International, Inc. 5.875%, due 09/04/15 (j)                          450,000         618,948
                                                                                              -------------
AIRLINES -- 0.3%
Delta Air Lines, Inc.
   8.954%, due 08/10/14                                                           2,052,305       1,611,059
   8.021%, due 08/10/22                                                           2,032,976       1,382,424
                                                                                              -------------
                                                                                                  2,993,483
                                                                                              -------------
AUTO COMPONENTS -- 0.1%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28                                   1,228,000         914,860
                                                                                              -------------
AUTOMOBILES -- 0.5%
Ford Motor Co.
   6.625%, due 10/01/28                                                           5,610,000       2,159,850
   7.450%, due 07/16/31 (a)                                                       1,400,000         609,000
General Motors Corp.
   8.250%, due 07/15/23 (a)                                                       3,290,000       1,307,775
   8.375%, due 07/15/33                                                              75,000          30,375
   7.400%, due 09/01/25                                                             215,000          78,475
GMAC LLC 6.875%, due 09/15/11                                                       130,000          58,035
                                                                                              -------------
                                                                                                  4,243,510
                                                                                              -------------
BUILDING PRODUCTS -- 0.3%
Lafarge S.A.
   5.375%, due 06/26/17 (j)                                                         350,000         411,496
   4.750%, due 03/23/20 (j)                                                         275,000         293,519
Owens Corning, Inc.
   6.500%, due 12/01/16                                                              90,000          79,764
   7.000%, due 12/01/36                                                             140,000         111,558
USG Corp.
   6.300%, due 11/15/16                                                             195,000         148,200
   8.000%, due 01/15/18                                                           1,495,000       1,196,000
                                                                                              -------------
                                                                                                  2,240,537
                                                                                              -------------
CAPITAL MARKETS -- 1.5%
Goldman Sachs Group, Inc. (The)
   5.314%, due 05/23/16 (j)                                                       1,650,000       1,649,084
   6.875%, due 01/18/38 (k)                                                         500,000         701,312
Lehman Brothers Holdings, Inc.
   5.000%, due 01/26/10 (b) (k)                                                     600,000         122,837
   6.000%, due 05/03/32 (b)                                                         145,000             725
   6.875%, due 07/17/37 (b)                                                       1,955,000           9,775

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Morgan Stanley
   3.875%, due 01/15/09 (a)                                                 $     5,015,000   $   4,614,191
   5.375%, due 11/14/13 (k)                                                       1,110,000       1,349,945
   5.375%, due 10/15/15                                                           3,900,000       2,420,359
   5.450%, due 01/09/17                                                             820,000         508,400
   5.950%, due 12/28/17                                                             820,000         514,484
   6.250%, due 08/09/26                                                             700,000         463,890
                                                                                              -------------
                                                                                                 12,355,002
                                                                                              -------------
CHEMICALS -- 0.2%
Hercules, Inc. 6.500%, due 06/30/29                                                  10,000           7,450
LPG International, Inc. 7.250%, due 12/20/15                                      1,465,000       1,411,967
                                                                                              -------------
                                                                                                  1,419,417
                                                                                              -------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
United Rentals North America, Inc.
   7.750%, due 11/15/13 (a)                                                         685,000         522,313
   7.000%, due 02/15/14                                                             315,000         222,075
                                                                                              -------------
                                                                                                    744,388
                                                                                              -------------
COMMERCIAL BANKS -- 2.3%
Asian Development Bank 2.350%, due 06/21/27 (m)                                 210,000,000       2,026,525
BNP Paribas 4.730%, due 04/29/49 (j)                                                200,000         195,550
Canara Bank (London Branch) 6.365%, due 11/28/21                                  1,700,000       1,366,253
European Investment Bank
   1.250%, due 09/20/12 (m) (a)                                                 322,000,000       3,049,592
   6.500%, due 08/12/14 (o)                                                       4,265,000       1,859,383
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A) (c) (d)                              1,955,000       1,351,394
Kreditanstalt fuer Wiederaufbau
   1.850%, due 09/20/10 (m)                                                     353,000,000       3,390,219
   1.350%, due 01/20/14 (m)                                                     264,000,000       2,503,237
   2.600%, due 06/20/37 (m)                                                      84,000,000         817,577
Lloyds TSB Bank Plc 4.385%, due 05/29/49 (j)                                        365,000         332,655
RBS Capital Trust C 4.243%, due 12/29/49 (j)                                        325,000         301,857
Santander Issuances S.A Unipersonal
   4.750%, due 05/29/19 (j) (d)                                                     450,000         549,264
   4.500%, due 09/30/19 (j) (d)                                                     300,000         355,507
Standard Chartered Bank 5.875%, due 09/26/17 (j)                                    750,000         953,623
Wells Fargo & Co. 4.625%, due 11/02/35 (k)                                          515,000         685,954
                                                                                              -------------
                                                                                                 19,738,590
                                                                                              -------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Motorola, Inc.
   6.500%, due 09/01/25-11/15/28                                                    305,000         229,172
   6.625%, due 11/15/37                                                             355,000         259,453
   5.220%, due 10/01/97                                                             170,000          95,206
                                                                                              -------------
                                                                                                    583,831
                                                                                              -------------
CONSTRUCTION MATERIALS -- 0.2%
Borden, Inc. 9.200%, due 03/15/21                                                 1,910,000         964,550
Cemex Finance Europe B.V. 4.750%, due 03/05/14 (j)                                  450,000         489,510
                                                                                              -------------
                                                                                                  1,454,060
                                                                                              -------------
CONSUMER FINANCE -- 1.1%
Ford Motor Credit Co. LLC
   5.700%, due 01/15/10                                                             840,000         643,479
   9.750%, due 09/15/10                                                             160,000         114,778
   8.625%, due 11/01/10                                                           2,070,000       1,468,497
   7.000%, due 10/01/13                                                           7,160,000       4,404,309

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

GMAC LLC
   8.000%, due 11/01/31                                                     $     1,200,000   $     453,283
   7.250%, due 03/02/11                                                             480,000         227,132
   6.000%, due 12/15/11                                                           1,843,000         819,956
   7.000%, due 02/01/12                                                             445,000         181,493
   6.625%, due 05/15/12                                                             890,000         377,041
   6.875%, due 08/28/12                                                             360,000         143,189
   6.750%, due 12/01/14                                                           1,100,000         422,599
                                                                                              -------------
                                                                                                  9,255,756
                                                                                              -------------
CONTAINERS & PACKAGING -- 0.1%
OI European Group B.V. 6.875%, due 03/31/17 (144A) (j) (c)                          100,000         121,092
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14 (j)                       300,000         369,613
                                                                                              -------------
                                                                                                    490,705
                                                                                              -------------
DISTRIBUTORS -- 0.1%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16 (144A) (a) (c)                        1,380,000       1,110,900
                                                                                              -------------
DIVERSIFIED FINANCIAL SERVICES -- 2.1%
BNP Paribas S.A. 8.516%, due 06/13/11 (144A) (l) (c) (e)                      8,241,755,000         630,936
CIT Group, Inc.
   7.625%, due 11/30/12                                                          10,311,000       6,546,103
   5.400%, due 03/07/13                                                           1,631,000         909,798
General Electric Capital Corp.
   1.450%, due 11/10/11 (m)                                                      35,000,000         299,866
   1.000%, due 03/21/12 (m)                                                      60,000,000         513,988
Japan Finance Corp. 1.350%, due 11/26/13 (m)                                    201,000,000       1,919,796
JPMorgan Chase & Co. 0.000%, due 09/10/12 (144A) (l) (c) (e)                  9,380,000,000         610,645
Level 3 Financing, Inc.
   9.250%, due 11/01/14                                                              50,000          38,000
   8.750%, due 02/15/17                                                              55,000          40,150
Merrill Lynch & Co., Inc. 10.710%, due 03/08/17 (g)                               2,900,000       1,078,151
Residential Capital LLC
   8.125%, due 11/21/08 (a)                                                           5,000           4,275
   8.375%, due 06/30/10 (a)                                                          10,000           2,350
   8.500%, due 06/01/12                                                             225,000          46,125
   8.500%, due 04/17/13 (a)                                                       1,480,000         303,400
   8.875%, due 06/30/15 (a)                                                         750,000         153,750
SLM Corp.
   4.000%, due 01/15/10                                                              20,000          15,704
   5.400%, due 10/25/11                                                              80,000          56,036
   5.125%, due 08/27/12                                                              90,000          58,546
   5.375%, due 01/15/13-05/15/14                                                    595,000         378,723
   5.000%, due 10/01/13-06/15/18                                                  3,635,000       2,178,438
   5.050%, due 11/14/14                                                             790,000         482,468
   8.450%, due 06/15/18                                                           1,775,000       1,208,723
   5.625%, due 08/01/33                                                           1,340,000         671,481
                                                                                              -------------
                                                                                                 18,147,452
                                                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
Alcatel-Lucent 6.375%, due 04/07/14 (j)                                             425,000         483,225
AT&T, Inc. 6.500%, due 09/01/37                                                   2,205,000       1,881,284
Axtel S.A.B. de C.V. 7.625%, due 02/01/17 (144A) (c)                              1,660,000       1,480,222
France Telecom S.A. 3.625%, due 10/14/15 (j)                                        655,000         787,625
GTE Corp. 6.940%, due 04/15/28                                                       55,000          46,783
Hanarotelecom, Inc. 7.000%, due 02/01/12 (144A) (c)                               2,300,000       2,213,750
Koninklijke KPN N.V. 6.500%, due 01/15/16 (j)                                        50,000          69,525
Level 3 Communications, Inc. 3.500%, due 06/15/12                                 1,320,000         938,850
New England Telephone and Telegraph Co. 7.875%, due 11/15/29                        415,000         375,720
Northern Telecom Capital 7.875%, due 06/15/26                                       960,000         388,800

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Qwest Capital Funding, Inc.
   6.500%, due 11/15/18                                                     $       870,000   $     637,275
   7.625%, due 08/03/21                                                           1,070,000         818,550
   6.875%, due 07/15/28                                                             835,000         584,500
   7.750%, due 02/15/31                                                           1,445,000       1,062,075
Qwest Corp. 6.875%, due 09/15/33                                                    970,000         657,175
Royal KPN N.V. 4.750%, due 01/17/17 (j)                                             550,000         673,458
Sprint Capital Corp.
   6.900%, due 05/01/19                                                           1,340,000       1,040,285
   6.875%, due 11/15/28                                                           1,405,000         943,418
Telecom Italia Capital S.A. 4.950%, due 09/30/14                                    310,000         261,739
Telecom Italia S.p.A. 5.375%, due 01/29/19 (j)                                      100,000         115,341
Verizon Communications, Inc.
   5.850%, due 09/15/35                                                             390,000         305,854
   6.400%, due 02/15/38                                                           1,530,000       1,280,732
Verizon Maryland, Inc. 5.125%, due 06/15/33                                         130,000          88,206
Verizon New York, Inc. 7.375%, due 04/01/32                                       3,400,000       2,975,598
                                                                                              -------------
                                                                                                 20,109,990
                                                                                              -------------
ELECTRIC UTILITIES -- 0.2%
Abu Dhabi National Energy Co. 7.250%, due 08/01/18 (144A) (c)                     1,070,000       1,012,560
Florida Power & Light Co. 4.950%, due 06/01/35                                      940,000         725,492
                                                                                              -------------
                                                                                                  1,738,052
                                                                                              -------------
FOOD & STAPLES RETAILING -- 0.3%
Safeway, Inc. 6.350%, due 08/15/17                                                2,500,000       2,426,958
                                                                                              -------------
FOOD PRODUCTS -- 0.9%
Albertson's, Inc. 7.450%, due 08/01/29                                            5,470,000       4,892,527
Kraft Foods, Inc.
   6.250%, due 03/20/15 (j)                                                         350,000         479,537
   6.500%, due 08/11/17                                                           1,110,000       1,069,808
   7.000%, due 08/11/37                                                             905,000         849,232
                                                                                              -------------
                                                                                                  7,291,104
                                                                                              -------------
GAS UTILITIES -- 0.1%
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (c)                  865,000         616,313
                                                                                              -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Boston Scientific Corp.
   5.450%, due 06/15/14                                                              65,000          61,100
   6.400%, due 06/15/16                                                             470,000         448,850
   7.000%, due 11/15/35                                                             770,000         689,150
                                                                                              -------------
                                                                                                  1,199,100
                                                                                              -------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
CIT Group, Inc.
   4.250%, due 09/22/11-03/17/15 (j)                                                795,000         681,791
   3.800%, due 11/14/12 (j)                                                         700,000         546,697
   5.500%, due 12/20/16 (k)                                                         200,000         182,922
DASA Finance Corp. 8.750%, due 05/29/18 (144A) (c)                                1,030,000         870,350
HCA, Inc.
   6.750%, due 07/15/13                                                             100,000          84,500
   6.375%, due 01/15/15                                                             215,000         170,388
   7.190%, due 11/15/15                                                             480,000         385,599
   8.360%, due 04/15/24                                                           1,025,000         799,582
   7.690%, due 06/15/25                                                             755,000         564,921
   7.500%, due 12/15/23-11/06/33                                                  5,200,000       3,725,103
   6.250%, due 02/15/13                                                             140,000         117,600
   5.750%, due 03/15/14                                                              60,000          47,100
   6.500%, due 02/15/16                                                           2,185,000       1,742,537
   7.580%, due 09/15/25                                                             625,000         463,581

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   7.050%, due 12/01/27                                                     $        80,000   $      54,423
   7.750%, due 07/15/36                                                             275,000         196,598
Tenet Healthcare Corp.
   6.875%, due 11/15/31                                                             910,000         623,350
   6.500%, due 06/01/12                                                              55,000          51,150
   7.375%, due 02/01/13                                                              45,000          41,175
                                                                                              -------------
                                                                                                 11,349,367
                                                                                              -------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Six Flags, Inc.
   9.750%, due 04/15/13 (a)                                                         680,000         397,800
   9.625%, due 06/01/14 (a)                                                       2,745,000       1,550,925
                                                                                              -------------
                                                                                                  1,948,725
                                                                                              -------------
HOUSEHOLD DURABLES -- 1.0%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15 (a)                          985,000         871,725
K. Hovnanian Enterprises, Inc.
   7.750%, due 05/15/13 (a)                                                          30,000          17,100
   6.375%, due 12/15/14                                                             170,000          99,450
   8.875%, due 04/01/12 (a)                                                         150,000          96,000
   6.250%, due 01/15/15-01/15/16                                                  1,810,000       1,047,150
   7.500%, due 05/15/16                                                              15,000           8,775
Lennar Corp.
   5.125%, due 10/01/10                                                             160,000         135,200
   5.500%, due 09/01/14                                                             195,000         127,725
   5.600%, due 05/31/15 (a)                                                       4,405,000       2,885,275
   6.500%, due 04/15/16                                                             535,000         363,800
Pulte Homes, Inc.
   5.200%, due 02/15/15 (a)                                                          35,000          28,175
   6.375%, due 05/15/33                                                           1,580,000       1,161,300
   6.000%, due 02/15/35                                                           1,925,000       1,386,000
                                                                                              -------------
                                                                                                  8,227,675
                                                                                              -------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Bombardier, Inc. 7.250%, due 11/15/16 (144A) (j) (c)                                400,000         508,306
Borden, Inc.
   8.375%, due 04/15/16                                                           3,030,000       1,045,350
   7.875%, due 02/15/23                                                             899,000         418,035
Textron, Inc. 3.875%, due 03/11/13 (j)                                              650,000         812,736
Wendel
   4.875%, due 05/26/16 (j)                                                         750,000         740,479
   4.375%, due 08/09/17 (j)                                                         450,000         417,389
                                                                                              -------------
                                                                                                  3,942,295
                                                                                              -------------
INSURANCE -- 0.0%
PPR 4.000%, due 01/29/13 (j)                                                        250,000         318,878
                                                                                              -------------
MACHINERY -- 0.1%
Cummins, Inc. 6.750%, due 02/15/27                                                  509,000         457,451
                                                                                              -------------
MEDIA -- 1.3%
Clear Channel Communications, Inc.
   5.750%, due 01/15/13                                                             520,000         234,000
   4.900%, due 05/15/15                                                              55,000          16,638
   5.500%, due 12/15/16 (a)                                                       2,720,000       1,006,400
   6.875%, due 06/15/18                                                               5,000           1,925
Comcast Corp.
   5.650%, due 06/15/35                                                             265,000         197,560
   6.950%, due 08/15/37                                                           6,735,000       5,760,769
News America, Inc. 6.150%, due 03/01/37                                             305,000         249,414
Shaw Communications, Inc. 6.150%, due 05/09/16 (h)                                1,720,000       1,526,579

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Time Warner, Inc. 6.500%, due 11/15/36                                      $        45,000   $      34,266
Viacom, Inc. - Class B 6.875%, due 04/30/36                                       2,200,000       1,768,426
                                                                                              -------------
                                                                                                 10,795,977
                                                                                              -------------
METALS & MINING -- 0.4%
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A) (c)                             1,230,000         590,400
United States Steel Corp. 6.650%, due 06/01/37                                    2,080,000       1,550,998
Vale Overseas, Ltd. 6.875%, due 11/21/36                                          1,044,000         934,491
                                                                                              -------------
                                                                                                  3,075,889
                                                                                              -------------
MULTILINE RETAIL -- 0.3%
J.C. Penney Co., Inc.
   5.750%, due 02/15/18                                                             230,000         193,560
   6.375%, due 10/15/36                                                           3,180,000       2,425,392
   7.400%, due 04/01/37                                                             210,000         176,166
   7.625%, due 03/01/97                                                             250,000         194,395
                                                                                              -------------
                                                                                                  2,989,513
                                                                                              -------------
OIL, GAS & CONSUMABLE FUELS -- 1.3%
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                                             395,000         363,609
   6.450%, due 09/15/36                                                           1,040,000         817,682
Chesapeake Energy Corp.
   6.250%, due 01/15/17 (j)                                                         650,000         787,100
   6.500%, due 08/15/17                                                             155,000         136,400
   6.875%, due 11/15/20                                                             600,000         516,000
Colorado Interstate Gas Co. 6.800%, due 11/15/15                                      5,000           4,762
El Paso Corp. 6.950%, due 06/01/28                                                    5,000           3,973
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A) (c)             850,000         735,250
Midamerican Energy Holdings Co. 6.500%, due 09/15/37                                595,000         523,600
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27                              540,000         405,000
Noble Group, Ltd. 8.500%, due 05/30/13 (144A) (c)                                 1,100,000         908,321
Tennessee Gas Pipeline Co. 7.000%, due 10/15/28 (a)                               4,635,000       3,995,147
TXU Corp.
   5.550%, due 11/15/14                                                             630,000         473,292
   6.500%, due 11/15/24                                                           1,620,000       1,039,841
   6.550%, due 11/15/34                                                             120,000          74,333
                                                                                              -------------
                                                                                                 10,784,310
                                                                                              -------------
PAPER & FOREST PRODUCTS -- 0.7%
Georgia-Pacific Corp.
   8.000%, due 01/15/24                                                           2,300,000       2,035,500
   7.375%, due 12/01/25                                                             415,000         337,187
   7.250%, due 06/01/28                                                             120,000          95,400
   7.750%, due 11/15/29                                                           1,995,000       1,655,850
   8.875%, due 05/15/31                                                           1,960,000       1,715,000
Sappi Papier Holding AG 7.500%, due 06/15/32 (144A) (c)                             715,000         506,072
                                                                                              -------------
                                                                                                  6,345,009
                                                                                              -------------
PHARMACEUTICALS -- 0.6%
Bristol-Myers Squibb Co. 4.625%, due 11/15/21 (j)                                   300,000         362,739
Johnson & Johnson 5.950%, due 08/15/37                                            5,000,000       4,962,075
                                                                                              -------------
                                                                                                  5,324,814
                                                                                              -------------
REAL ESTATE -- 0.1%
Highwoods Properties, Inc. 5.850%, due 03/15/17                                   1,190,000         956,059
                                                                                              -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.4%
Colonial Realty LP 6.050%, due 09/01/16                                             175,000         147,828
HKCG Finance, Ltd. 6.250%, due 08/07/18 (144A) (c)                                1,095,000       1,079,105

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

iStar Financial, Inc.
   5.650%, due 09/15/11                                                     $       180,000   $      93,654
   5.500%, due 06/15/12                                                             115,000          58,692
   8.625%, due 06/01/13                                                           3,255,000       1,693,941
   5.950%, due 10/15/13                                                             955,000         497,061
   5.700%, due 03/01/14                                                             125,000          61,310
   6.050%, due 04/15/15                                                              40,000          19,622
   5.875%, due 03/15/16                                                              40,000          19,624
                                                                                              -------------
                                                                                                  3,670,837
                                                                                              -------------
ROAD & RAIL -- 0.2%
CSX Corp. 6.250%, due 03/15/18                                                    1,270,000       1,151,450
DP World, Ltd. 6.850%, due 07/02/37 (144A) (c)                                    1,300,000         964,943
                                                                                              -------------
                                                                                                  2,116,393
                                                                                              -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13                                         105,000          90,169
                                                                                              -------------
SOFTWARE -- 0.0%
Bite Finance International B.V. 8.458%, due 03/15/14 (144A) (j) (c)                 280,000         299,633
                                                                                              -------------
SPECIALTY RETAIL -- 0.7%
Edcon Proprietary, Ltd.
   8.208%, due 06/15/14 (144A)(j) (c)                                               870,000         735,002
   8.208%, due 06/15/14 (j)                                                         610,000         515,346
Home Depot, Inc. 5.875%, due 12/16/36                                             3,305,000       2,329,807
Toys R US, Inc.
   7.875%, due 04/15/13 (a)                                                         565,000         443,525
   7.375%, due 10/15/18                                                           3,615,000       2,367,825
                                                                                              -------------
                                                                                                  6,391,505
                                                                                              -------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Kellwood Co. 7.625%, due 10/15/17                                                 1,250,000         693,750
                                                                                              -------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Countrywide Financial Corp. 3.333%, due 12/19/08 (d)                                160,000         158,197
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11                         454,000         390,820
Odebrecht Finance, Ltd. 7.500%, due 10/18/17 (144A) (c)                             400,000         365,000
                                                                                              -------------
                                                                                                    914,017
                                                                                              -------------
TOBACCO -- 0.1%
Imperial Tobacco Finance Plc 4.375%, due 11/22/13 (j)                               200,000         246,447
Reynolds American, Inc.
   6.750%, due 06/15/17                                                             510,000         477,312
   7.250%, due 06/15/37                                                             125,000         119,970
                                                                                              -------------
                                                                                                    843,729
                                                                                              -------------
WATER UTILITIES -- 0.2%
Veolia Environnement
   4.000%, due 02/12/16 (j)                                                       1,100,000       1,372,883
   5.125%, due 05/24/22 (j)                                                         235,000         291,332
                                                                                              -------------
                                                                                                  1,664,215
                                                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Nextel Communications, Inc.
   7.375%, due 08/01/15                                                           1,910,000       1,261,314
   6.875%, due 10/31/13                                                             387,000         263,324
Series F5.950%, due 03/15/14                                                        624,000         418,522
SK Telecom Co., Ltd. 6.625%, due 07/20/27 (144A) (c)                              1,175,000       1,156,509

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Sprint Nextel Corp. 6.000%, due 12/01/16                                    $       109,000   $      84,056
                                                                                              -------------
                                                                                                  3,183,725
                                                                                              -------------
Total Domestic Bonds & Debt Securities
   (Cost $245,395,054)                                                                          197,724,712
                                                                                              -------------
U.S. GOVERNMENT & AGENCY OBLIGATION -- 0.3%
U.S. Treasury Note 4.000%, due 08/15/18 (a)
   (Cost -- $2,268,724)                                                           2,225,000       2,257,334
                                                                                              -------------
FOREIGN BONDS & DEBT SECURITIES -- 1.8%
ARGENTINA -- 0.0%
Argentina Bonos 3.127%, due 08/03/12 (d)                                            540,000         195,885
                                                                                              -------------
BRAZIL -- 0.0%
ISA Capital do Brasil S.A. 7.875%, due 01/30/12 (144A) (c)                          105,000         101,062
                                                                                              -------------
COLOMBIA -- 0.4%
Colombia Government International Bond
   11.750%, due 03/01/10 (i) (a)                                                489,000,000         227,263
   12.000%, due 10/22/15 (i)                                                  5,179,000,000       2,491,091
Republic of Colombia 9.850%, due 06/28/27 (i) (a)                               875,000,000         370,251
                                                                                              -------------
                                                                                                  3,088,605
                                                                                              -------------
GERMANY -- 0.2%
Bundesobligation 4.000%, due 04/13/12 (j)                                           575,000         816,951
Bundesrepublik Deutschland 4.000%, due 01/04/37 (j)                                 985,000       1,256,071
                                                                                              -------------
                                                                                                  2,073,022
                                                                                              -------------
SINGAPORE -- 0.3%
Singapore Government Bond 4.625%, due 07/01/10 (p)                                2,890,000       2,122,032
                                                                                              -------------
SOUTH AFRICA -- 0.4%
Republic of South Africa 4.500%, due 04/05/16 (j)                                 2,720,000       3,121,251
                                                                                              -------------
UNITED KINGDOM -- 0.1%
BSkyB Finance UK Plc 5.750%, due 10/20/17 (k)                                       555,000         878,677
                                                                                              -------------
URUGUAY -- 0.4%
Uruguay Government International Bond 4.250%, due 04/05/27 (q)                   68,000,000       3,409,266
                                                                                              -------------
Total Foreign Bonds & Debt Securities
   (Cost $15,217,770)                                                                            14,989,800
                                                                                              -------------
FOREIGN BONDS & DEBT SECURITES - EMERGING MARKETS -- 0.9%
SOVEREIGN -- 0.9%
Brazil Notas do Tesouro Nacional - Serie B 6.000%, due 08/15/10 (g)                 219,000       1,917,662
Indonesia Government International Bond 7.750%, due 01/17/38 (144A) (c)           1,125,000       1,018,125
Indonesia Treasury Bond 11.000%, due 12/15/12 (l)                            13,023,000,000       1,298,761
Mexican Bonos 8.000%, due 12/07/23 (n)                                           33,500,000       2,936,073
Poland Government Bond 5.750%, due 03/24/10 (o)                                   1,650,000         677,627
                                                                                              -------------
                                                                                                  7,848,248
                                                                                              -------------
Total Foreign Bonds & Debt Securites - Emerging Markets (Cost $8,562,850)                         7,848,248
                                                                                              -------------
CONVERTIBLE BONDS -- 1.0%
BIOTECHNOLOGY -- 0.3%
Vertex Pharmaceuticals, Inc. 4.750%, due 02/15/13                                 1,880,000       2,845,850
                                                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Level 3 Communications, Inc.
   6.000%, due 09/15/09-03/15/10 (a)                                                645,000         608,492
   2.875%, due 07/15/10                                                           1,310,000       1,036,537
   5.250%, due 12/15/11                                                             255,000         211,969
                                                                                              -------------
                                                                                                  1,856,998
                                                                                              -------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                 SHARES/
SECURITY DESCRIPTION                                                           PAR AMOUNT         VALUE
--------------------                                                        ---------------   -------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0%
Avnet, Inc. 2.000%, due 03/15/34 (a)                                        $       140,000   $     140,175
                                                                                              -------------
PHARMACEUTICALS -- 0.1%
Valeant Pharmaceuticals 3.000%, due 08/16/10                                      1,150,000       1,092,500
                                                                                              -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
iStar Financial, Inc. 3.291%, due 10/01/12 (a) (d)                                1,150,000         621,000
                                                                                              -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12                               910,000         626,763
                                                                                              -------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Countrywide Financial Corp.
   0.000%, due 04/15/37 (a) (d)                                                     319,000         314,215
   0.554%, due 05/15/37 (a) (d)                                                     916,000         838,140
                                                                                              -------------
                                                                                                  1,152,355
                                                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
NII Holdings, Inc. 3.125%, due 06/15/12                                             400,000         298,000
                                                                                              -------------
Total Convertible Bonds
   (Cost $8,453,565)                                                                              8,633,641
                                                                                              -------------
COMMON STOCKS -- 64.6%
AEROSPACE & DEFENSE -- 0.7%
Goodrich Corp.                                                                      134,769       5,606,390
                                                                                              -------------
BIOTECHNOLOGY -- 2.0%
Actelion, Ltd. *(a)                                                                 146,206       7,509,401
Genzyme Corp. *                                                                     117,345       9,492,037
                                                                                              -------------
                                                                                                 17,001,438
                                                                                              -------------
CAPITAL MARKETS -- 4.1%
Blackrock, Inc. (a)                                                                  76,473      14,873,998
Charles Schwab Corp. (The) (a)                                                      448,921      11,671,946
Julius Baer Holding AG                                                              164,701       8,134,432
                                                                                              -------------
                                                                                                 34,680,376
                                                                                              -------------
CHEMICALS -- 2.2%
Monsanto Co.                                                                        188,365      18,644,368
                                                                                              -------------
COMMERCIAL BANKS -- 4.6%
PNC Financial Services Group, Inc.                                                  110,090       8,223,723
Standard Chartered Plc                                                              604,345      14,699,505
Sumitomo Mitsui Financial Group, Inc. (a)                                             1,146       7,208,350
Wells Fargo & Co. (a)                                                               229,552       8,615,086
                                                                                              -------------
                                                                                                 38,746,664
                                                                                              -------------
COMMUNICATIONS EQUIPMENT -- 3.1%
Nokia Oyj (ADR) (a)                                                                 371,319       6,925,099
QUALCOMM, Inc.                                                                      449,873      19,331,043
                                                                                              -------------
                                                                                                 26,256,142
                                                                                              -------------
COMPUTERS & PERIPHERALS -- 4.4%
Apple, Inc. *                                                                       151,084      17,172,208
Hewlett-Packard Co. (a)                                                             251,060      11,609,014
International Business Machines Corp.                                                75,821       8,868,024
                                                                                              -------------
                                                                                                 37,649,246
                                                                                              -------------
CONSTRUCTION & ENGINEERING -- 1.0%
Fluor Corp.                                                                         152,859       8,514,246
                                                                                              -------------
DIVERSIFIED FINANCIAL SERVICES -- 2.7%
JPMorgan Chase & Co.                                                                487,819      22,781,147
                                                                                              -------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                             SHARES           VALUE
--------------------                                                        ---------------   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
AT&T, Inc.                                                                          250,658   $   6,998,371
                                                                                              -------------
ELECTRICAL EQUIPMENT -- 4.5%
ABB, Ltd. *                                                                         699,278      13,426,894
First Solar, Inc. *(a)                                                               59,843      11,304,941
Gamesa Corp. Tecnologica S.A.                                                       382,527      13,142,865
                                                                                              -------------
                                                                                                 37,874,700
                                                                                              -------------
ENERGY EQUIPMENT & SERVICES -- 1.7%
Transocean, Inc. *                                                                  131,552      14,449,672
                                                                                              -------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Goldman Sachs Group Inc.(The)                                                     1,715,000       1,459,808
Goldman Sachs Group, L.P. *                                                       3,385,000       2,780,608
                                                                                              -------------
                                                                                                  4,240,416
                                                                                              -------------
FOOD & STAPLES RETAILING -- 3.2%
BIM Birlesik Magazalar A.S.                                                         117,663       3,626,366
Costco Wholesale Corp.                                                               86,841       5,638,586
Wal-Mart Stores, Inc.                                                               293,898      17,601,551
                                                                                              -------------
                                                                                                 26,866,503
                                                                                              -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
Covidien, Ltd.                                                                      277,270      14,906,035
Intuitive Surgical, Inc. *                                                           16,935       4,080,997
                                                                                              -------------
                                                                                                 18,987,032
                                                                                              -------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
McDonald's Corp.                                                                    295,829      18,252,649
                                                                                              -------------
INDUSTRIAL CONGLOMERATES -- 1.3%
Siemens AG                                                                          120,770      11,336,807
                                                                                              -------------
INSURANCE -- 1.2%
Berkshire Hathaway, Inc. - Class B *                                                  2,246       9,871,170
                                                                                              -------------
INTERNET SOFTWARE & SERVICES -- 1.0%
Google, Inc. - Class A *                                                             22,193       8,888,740
                                                                                              -------------
IT SERVICES -- 2.9%
MasterCard, Inc. - Class A (a)                                                       48,607       8,619,480
Visa, Inc. - Class A (a)                                                            267,144      16,399,970
                                                                                              -------------
                                                                                                 25,019,450
                                                                                              -------------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
Li Ning Co., Ltd.                                                                 3,346,500       5,863,941
                                                                                              -------------
MACHINERY -- 1.4%
Flowserve Corp.                                                                     131,320      11,657,277
                                                                                              -------------
MEDIA -- 0.7%
News Corp. - Class A                                                                511,109       6,128,197
                                                                                              -------------
OIL, GAS & CONSUMABLE FUELS -- 5.4%
Exxon Mobil Corp.                                                                    64,919       5,041,610
Petroleo Brasileiro S.A.                                                            697,290      15,307,604
Southwestern Energy Co. *(a)                                                        327,207       9,992,902
Total S.A.                                                                           82,125       4,955,554
XTO Energy, Inc. (a)                                                                223,101      10,378,658
                                                                                              -------------
                                                                                                 45,676,328
                                                                                              -------------
PHARMACEUTICALS -- 1.3%
Novo Nordisk A/S                                                                    218,391      11,188,544
                                                                                              -------------
PROFESSIONAL SERVICES -- 1.7%
Capita Group Plc                                                                  1,189,504      14,804,254
                                                                                              -------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                 SHARES/
SECURITY DESCRIPTION                                                           PAR AMOUNT         VALUE
--------------------                                                        ---------------   -------------
SOFTWARE -- 6.1%
Activision Blizzard, Inc. *                                                         438,210   $   6,761,580
McAfee, Inc. *(a)                                                                   264,931       8,997,057
Nintendo Co., Ltd.                                                                   39,535      16,523,857
Oracle Corp. *                                                                      464,432       9,432,614
UbiSoft Entertainment S.A. *                                                        144,954      10,057,364
                                                                                              -------------
                                                                                                 51,772,472
                                                                                              -------------
SPECIALTY RETAIL -- 1.1%
Lowe's Cos., Inc. (a)                                                               410,565       9,726,285
                                                                                              -------------
Total Common Stocks
   (Cost $614,740,617)                                                                          549,482,825
                                                                                              -------------
PREFERRED STOCKS -- 0.0%
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal Home Loan Mortgage Corp.                                                     52,166          98,072
Federal National Mortgage Assoc.                                                     71,600         156,088
                                                                                              -------------
                                                                                                    254,160
                                                                                              -------------
Total Preferred Stocks
   (Cost $2,809,840)                                                                                254,160
                                                                                              -------------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
CONSUMER FINANCE -- 0.0%
SLM Corp. 6.000%, due 12/15/43                                                        6,350          65,976
                                                                                              -------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.1%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17                              2,063         804,570
                                                                                              -------------
Total Convertible Preferred Stocks
   (Cost $1,600,636)                                                                                870,546
                                                                                              -------------
SHORT-TERM INVESTMENTS -- 20.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $56,235,625 on 10/01/08 collateralized by
   $57,420,000 FHLB at 2.980% due 01/19/10 with a value of $57,360,283.     $    56,235,000      56,235,000
State Street Navigator Securities Lending Trust Prime Portfolio (f)             119,048,875     119,048,875
                                                                                              -------------
Total Short-Term Investments
   (Cost $175,283,875)                                                                          175,283,875
                                                                                              -------------
TOTAL INVESTMENTS -- 112.9% (Cost $1,077,397,185#)                                              960,149,565
                                                                                              -------------
Other Assets and Liabilities (net) -- (12.9)%                                                  (109,794,436)
                                                                                              -------------
TOTAL NET ASSETS -- 100.0%                                                                    $ 850,355,129
                                                                                              =============

Portfolio Footnotes:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $15,436,719 and $132,988,308 respectively, resulting in a net unrealized depreciation of $117,551,589.
(a)  All or a portion of security is on loan.
(b)  Security is in default and/or issuer is in bankruptcy.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $18,985,890 of net assets.
(d) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.
(e)  Zero coupon bond - Interest rate represents current yield to maturity.
(f) Represents investment of collateral received from securities lending transactions.
(g)  Par shown in Brazilian Real. Value is shown in USD.
(h)  Par shown in Canadian Dollar. Value is shown in USD.
(i)  Par shown in Colombian Peso. Value is shown in USD.
(j)  Par shown in Euro Currency. Value is shown in USD.
(k)  Par shown in Pound Sterling. Value is shown in USD.
(l)  Par shown in Indonesian Rupiah. Value is shown in USD.
(m)  Par shown in Japanese Yen. Value is shown in USD.

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

(n)  Par shown in Mexican Peso. Value is shown in USD.
(o)  Par Shown in Polish Zloty. Value is shown in USD.
(p)  Par shown in Singapore Dollar. Value is shown in USD.
(q)  Par shown in Uruguayan Peso. Value is shown in USD.
ADR  American Depositary Receipt
FHLB Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                 INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES       INSTRUMENTS*
---------------------------------------------    --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $464,807,756          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      376,292,934           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                 --------------   ---------------
TOTAL                                             $841,100,690          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                       PAR
SECURITY DESCRIPTION                                                                 AMOUNT           VALUE
--------------------                                                              ------------   --------------
DOMESTIC BONDS & DEBT SECURITIES -- 66.7%
AEROSPACE & DEFENSE -- 1.8%
DRS Technologies, Inc. 6.875%, due 11/01/13                                       $  7,500,000   $    7,462,500
Esterline Technologies Corp.
   7.750%, due 06/15/13 (a)                                                          3,000,000        2,955,000
   6.625%, due 03/01/17                                                              1,150,000        1,098,250
Hawker Beechcraft Acquisition Co.
   8.500%, due 04/01/15 (a)                                                          6,175,000        5,681,000
   9.750%, due 04/01/17 (a)                                                          1,600,000        1,440,000
Honeywell International, Inc. 5.300%, due 03/01/18                                   5,640,000        5,318,266
L-3 Communications Corp.
   6.125%, due 01/15/14                                                              6,000,000        5,580,000
   6.375%, due 10/15/15                                                              3,500,000        3,237,500
                                                                                                 --------------
                                                                                                     32,772,516
                                                                                                 --------------
AGRICULTURE -- 0.1%
Bunge NA Finance LP 5.900%, due 04/01/17                                             1,375,000        1,189,114
                                                                                                 --------------
AUTO COMPONENTS -- 0.9%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14 (a)                            5,000,000        3,175,000
Lear Corp.
   8.500%, due 12/01/13 (a)                                                          3,000,000        2,216,250
   8.750%, due 12/01/16 (a)                                                            500,000          350,000
Stanadyne Corp., Series 1 10.000%, due 08/15/14                                      2,075,000        1,940,125
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (b)                            2,750,000        2,021,250
Tenneco Automotive, Inc. 8.625%, due 11/15/14 (a)                                    3,375,000        2,700,000
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (c)                                 5,000,000        3,975,000
                                                                                                 --------------
                                                                                                     16,377,625
                                                                                                 --------------
AUTOMOBILES -- 0.6%
Ford Capital B.V. 9.500%, due 06/01/10                                               5,000,000        3,550,000
Ford Motor Co. 9.500%, due 09/15/11                                                    500,000          322,500
General Motors Corp.
   7.200%, due 01/15/11 (a)                                                          9,150,000        5,398,500
   8.375%, due 07/15/33 (a)                                                          2,500,000        1,012,500
                                                                                                 --------------
                                                                                                     10,283,500
                                                                                                 --------------
BEVERAGES -- 0.3%
Constellation Brands, Inc. 7.250%, due 05/15/17                                      6,230,000        5,762,750
                                                                                                 --------------
BUILDING PRODUCTS -- 0.1%
NTK Holdings, Inc. 0.000%/10.750%, due 03/01/14 (a) (b)                              3,650,000        1,587,750
William Lyon Homes, Inc. 10.750%, due 04/01/13 (a)                                   1,250,000          543,750
                                                                                                 --------------
                                                                                                      2,131,500
                                                                                                 --------------
CHEMICALS -- 3.1%
Airgas, Inc.
   6.250%, due 07/15/14                                                              4,000,000        3,780,000
   7.125%, due 10/01/18 (144A)(c)                                                    1,600,000        1,564,000
Equistar Chemicals LP 7.550%, due 02/15/26                                           7,815,000        4,728,075
Hercules, Inc. 6.750%, due 10/15/29 (d)                                              6,000,000        5,970,000
Huntsman LLC 11.500%, due 07/15/12                                                   1,320,000        1,353,000
IMC Global, Inc. 7.300%, due 01/15/28                                                4,900,000        4,803,534
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A) (a) (c)                         9,000,000        4,905,000
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (c)                                      4,000,000        3,380,000
Mosaic Co. (The) 7.375%, due 12/01/14 (144A) (c)                                     4,175,000        4,327,567
Nalco Co. 8.875%, due 11/15/13 (a)                                                   4,650,000        4,661,625
Nova Chemicals Corp. 6.500%, due 01/15/12                                            3,125,000        2,796,875
Praxair, Inc. 4.625%, due 03/30/15                                                   5,000,000        4,658,160

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Rockwood Specialties Group, Inc. 7.500%, due 11/15/14 (a)                         $  4,500,000   $    4,297,500
Terra Capital, Inc. 7.000%, due 02/01/17                                             6,000,000        5,730,000
                                                                                                 --------------
                                                                                                     56,955,336
                                                                                                 --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 3.0%
Aleris International, Inc. 10.000%, due 12/15/16 (a)                                 6,150,000        3,843,750
Allied Waste North America, Inc.
   7.875%, due 04/15/13                                                              6,000,000        5,985,000
   7.250%, due 03/15/15                                                              8,500,000        8,181,250
ARAMARK Corp.
   6.301%, due 02/01/15 (e)                                                          5,000,000        4,400,000
   8.500%, due 02/01/15 (a)                                                          1,650,000        1,559,250
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (c)                                4,000,000        3,460,000
Deluxe Corp. 7.375%, due 06/01/15                                                    3,900,000        3,334,500
Education Management LLC 8.750%, due 06/01/14                                          600,000          504,000
Hertz Corp. 8.875%, due 01/01/14                                                     7,100,000        6,159,250
Iron Mountain, Inc. 7.750%, due 01/15/15                                             7,000,000        6,965,000
Lamar Media Corp. 6.625%, due 08/15/15                                               2,425,000        2,018,812
Rental Service Corp. 9.500%, due 12/01/14 (a)                                        4,650,000        3,545,625
United Rentals North America, Inc. 7.750%, due 11/15/13 (a)                          5,500,000        4,193,750
                                                                                                 --------------
                                                                                                     54,150,187
                                                                                                 --------------
COMMERCIAL BANKS -- 0.2%
Wachovia Corp. 5.500%, due 05/01/13                                                  3,500,000        2,898,424
                                                                                                 --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
MasTec, Inc. 7.625%, due 02/01/17 (d)                                                3,000,000        2,550,000
                                                                                                 --------------
COMPUTERS & PERIPHERALS -- 0.6%
SunGard Data Systems, Inc.
   9.125%, due 08/15/13                                                              6,975,000        6,312,375
   10.250%, due 08/15/15 (a)                                                         5,475,000        4,776,938
                                                                                                 --------------
                                                                                                     11,089,313
                                                                                                 --------------
CONSUMER FINANCE -- 2.1%
American Express Bank FSB S.A. 5.500%, due 04/16/13                                  7,000,000        6,412,833
American Express Credit Corp. 7.300%, due 08/20/13                                   3,000,000        2,896,485
Ford Motor Credit Co.
   7.375%, due 10/28/09                                                              8,500,000        6,835,266
   7.250%, due 10/25/11                                                             14,000,000        8,907,892
   9.750%, due 09/15/10                                                              3,000,000        2,152,089
General Motors Acceptance Corp. 7.250%, due 03/02/11 (a)                            21,000,000        9,937,032
                                                                                                 --------------
                                                                                                     37,141,597
                                                                                                 --------------
CONTAINERS & PACKAGING -- 2.4%
Ball Corp. 6.625%, due 03/15/18                                                      7,000,000        6,527,500
Berry Plastics Holding Corp. 8.875%, due 09/15/14 (a)                                6,000,000        4,710,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26 (a)                                    12,250,000        9,310,000
Graphic Packaging International Corp. 9.500%, due 08/15/13 (a)                       8,750,000        7,962,500
Jefferson Smurfit Corp.
   8.250%, due 10/01/12                                                              1,750,000        1,470,000
   7.500%, due 06/01/13                                                              4,000,000        3,260,000
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14                            1,800,000        1,719,000
Owens-Illinois, Inc. 7.500%, due 05/15/10 (a)                                        1,650,000        1,641,750
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17 (a)                   5,000,000        3,925,000
Vitro SAB de C.V. 9.125%, due 02/01/17 (a)                                           5,500,000        3,602,500
                                                                                                 --------------
                                                                                                     44,128,250
                                                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
CIT Group, Inc.
   3.375%, due 04/01/09 (a)                                                          1,500,000        1,415,640

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   5.200%, due 11/03/10 (a)                                                       $  2,225,000   $    1,496,728
General Electric Capital Corp. 4.800%, due 05/01/13 (a)                              5,000,000        4,565,065
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14                    2,425,000        2,364,375
JPMorgan Chase & Co. 6.000%, due 01/15/18                                            6,000,000        5,480,664
Morgan Stanley
   4.000%, due 01/15/10 (a)                                                            725,000          594,677
   6.000%, due 04/28/15                                                              4,000,000        2,724,260
   6.625%, due 04/01/18                                                                840,000          556,765
Sensus Metering Systems, Inc. 8.625%, due 12/15/13                                   4,000,000        3,780,000
Washington Mutual Bank/Henderson NV 6.875%, due 06/15/11 (a)                         6,000,000           37,500
                                                                                                 --------------
                                                                                                     23,015,674
                                                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.1%
Ceridian Corp. 11.250%, due 11/15/15 (144A) (c)                                      3,825,000        3,165,188
Cincinnati Bell, Inc.
   8.375%, due 01/15/14 (a)                                                         15,600,000       13,650,000
   7.000%, due 02/15/15                                                                800,000          676,000
Hellas Telecommunications Luxembourg II 8.541%, due 01/15/15 (144A) (c) (e)          4,000,000        2,440,000
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (c)                        9,225,000        8,440,875
Qwest Capital Funding, Inc. 7.900%, due 08/15/10                                    14,000,000       13,615,000
Qwest Communications International, Inc. 7.250%, due 02/15/11                        8,750,000        8,334,375
Qwest Corp. 7.625%, due 06/15/15                                                     2,000,000        1,750,000
Sprint Capital Corp.
   8.375%, due 03/15/12                                                              2,000,000        1,801,292
   6.900%, due 05/01/19                                                              8,375,000        6,501,780
Syniverse Technologies, Inc. 7.750%, due 08/15/13                                    6,850,000        6,370,500
Valor Telecommunications Enterprises Finance Corp. 7.750%, due 02/15/15 (a)          2,325,000        2,217,469
Windstream Corp. 7.000%, due 03/15/19 (a)                                            7,425,000        5,977,125
                                                                                                 --------------
                                                                                                     74,939,604
                                                                                                 --------------
ELECTRIC UTILITIES -- 4.6%
Commonwealth Edison Co. 5.800%, due 03/15/18                                         7,000,000        6,426,000
Duke Energy Co. 5.375%, due 01/01/09 (a)                                             5,000,000        5,006,050
Edison Mission Energy
   7.750%, due 06/15/16 (a)                                                         11,350,000       10,725,750
   7.000%, due 05/15/17                                                             12,000,000       10,860,000
ITC Midwest LLC 6.150%, due 01/31/38 (144A) (c)                                      3,000,000        2,609,601
Mirant Americas Generation LLC 9.125%, due 05/01/31 (a)                              9,000,000        6,975,000
Nevada Power Co. 5.875%, due 01/15/15                                                3,500,000        3,323,873
Nisource Finance Corp. 6.150%, due 03/01/13                                          2,180,000        2,112,071
Northern States Power/Minnesota 5.250%, due 03/01/18                                 7,000,000        6,530,790
Pacific Gas & Electric Co. 4.800%, due 03/01/14 (a)                                  2,900,000        2,734,671
Peco Energy Co. 5.350%, due 03/01/18                                                 2,625,000        2,388,934
PSEG Energy Holdings LLC 8.500%, due 06/15/11 (a)                                    6,000,000        6,103,842
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (144A) (c)        13,800,000       12,523,500
Virginia Electric & Power Co. 4.500%, due 12/15/10                                   5,000,000        4,967,800
Wisconsin Electric Power Co. 6.000%, due 04/01/14                                      725,000          723,289
                                                                                                 --------------
                                                                                                     84,011,171
                                                                                                 --------------
ELECTRICAL EQUIPMENT -- 1.1%
Baldor Electric Co. 8.625%, due 02/15/17 (a)                                         8,925,000        8,568,000
Belden, Inc. 7.000%, due 03/15/17                                                    2,275,000        2,036,125
Emerson Electric Co. 5.250%, due 10/15/18                                            5,000,000        4,772,785
General Cable Corp. 7.125%, due 04/01/17 (a)                                         4,000,000        3,620,000
                                                                                                 --------------
                                                                                                     18,996,910
                                                                                                 --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14                                        3,500,000        2,362,500
                                                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

ENERGY EQUIPMENT & SERVICES -- 2.1%
BJ Services Co. 6.000%, due 06/01/18                                              $  3,350,000      $ 3,409,808
Cameron International Corp. 6.375%, due 07/15/18                                     1,020,000          954,292
Compagnie Generale de Geophysique 7.750%, due 05/15/17                                 500,000          477,500
Complete Production Services, Inc. 8.000%, due 12/15/16                              6,900,000        6,589,500
Dresser-Rand Group, Inc. 7.375%, due 11/01/14                                        4,750,000        4,441,250
E.ON International Finance BV 5.800%, due 04/30/18 (144A) (c)                        5,000,000        4,787,390
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14                                4,750,000        4,358,125
Key Energy Services, Inc. 8.375%, due 12/01/14                                       3,525,000        3,401,625
National Oilwell Varco, Inc. 6.125%, due 08/15/15                                    5,500,000        5,374,924
Pride International, Inc. 7.375%, due 07/15/14                                       4,500,000        4,320,000
                                                                                                 --------------
                                                                                                     38,114,414
                                                                                                 --------------
FOOD & STAPLES RETAILING -- 0.9%
Denny's Holdings, Inc. 10.000%, due 10/01/12 (a)                                     4,850,000        4,437,750
Ingles Markets, Inc. 8.875%, due 12/01/11                                            5,000,000        5,037,500
Supervalu, Inc. 7.500%, due 11/15/14                                                 7,500,000        7,312,500
                                                                                                 --------------
                                                                                                     16,787,750
                                                                                                 --------------
FOOD PRODUCTS -- 1.6%
Dole Food Co., Inc. 8.750%, due 07/15/13 (a)                                         8,500,000        7,522,500
General Mills, Inc. 5.200%, due 03/17/15                                             6,500,000        6,245,375
H.J. Heinz Co. 5.350%, due 07/15/13                                                  1,900,000        1,865,713
Kellogg Co. 4.250%, due 03/06/13                                                     4,000,000        3,862,852
Land O' Lakes, Inc. 9.000%, due 12/15/10                                             1,900,000        1,947,500
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12                                  7,675,000        7,559,875
                                                                                                 --------------
                                                                                                     29,003,815
                                                                                                 --------------
GAS UTILITIES -- 0.8%
Ferrellgas LP 6.750%, due 05/01/14                                                   5,500,000        4,510,000
Ferrellgas Partners LLP 8.750%, due 06/15/12                                         4,000,000        3,440,000
National Fuel Gas Co. 6.500%, due 04/15/18 (144A) (c)                                7,200,000        6,830,280
                                                                                                 --------------
                                                                                                     14,780,280
                                                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Advanced Medical Optics, Inc. 7.500%, due 05/01/17                                   5,675,000        4,965,625
Bausch & Lomb, Inc. 9.875%, due 11/01/15 (144A) (c)                                  5,500,000        5,238,750
Baxter International, Inc. 5.375%, due 06/01/18                                      1,000,000          957,754
Biomet, Inc. 10.000%, due 10/15/17                                                   6,000,000        6,150,000
VWR Funding, Inc. 10.250%, due 07/15/15 (a) (f)                                      4,000,000        3,520,000
                                                                                                 --------------
                                                                                                     20,832,129
                                                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Alliance Imaging 7.250%, due 12/15/12                                                2,975,000        2,722,125
Centene Corp. 7.250%, due 04/01/14 (d)                                               4,825,000        4,547,562
Community Health Systems, Inc. 8.875%, due 07/15/15                                  9,000,000        8,595,000
DaVita, Inc. 7.250%, due 03/15/15 (a)                                                7,500,000        7,162,500
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14                                  2,350,000        2,420,500
HCA, Inc.
   6.375%, due 01/15/15                                                              9,500,000        7,528,750
   9.125%, due 11/15/14 (a)                                                          7,500,000        7,312,500
Select Medical Corp. 7.625%, due 02/01/15 (a)                                        4,500,000        3,667,500
Sun Healthcare Group, Inc. 9.125%, due 04/15/15                                      7,450,000        7,152,000
Tenet Healthcare Corp. 9.250%, due 02/01/15 (a)                                      2,500,000        2,375,000
United Surgical Partners International, Inc. 8.875%, due 05/01/17 (a)                5,000,000        4,225,000
UnitedHealth Group, Inc. 4.875%, due 04/01/13                                        3,000,000        2,867,037
Vanguard Health Holding Co. II 9.000%, due 10/01/14                                  7,975,000        7,735,750
                                                                                                 --------------
                                                                                                     68,311,224
                                                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

HOTELS, RESTAURANTS & LEISURE -- 3.6%
AMC Entertainment, Inc. 8.000%, due 03/01/14                                      $  8,000,000   $    6,920,000
Boyd Gaming Corp. 7.125%, due 02/01/16 (a)                                           4,500,000        3,138,750
Gaylord Entertainment Co.
   8.000%, due 11/15/13 (a)                                                          9,275,000        8,115,625
   6.750%, due 11/15/14 (a)                                                          3,400,000        2,873,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (c)                          5,000,000        4,525,000
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14 (a)                                 8,325,000        5,619,375
Las Vegas Sands Corp. 6.375%, due 02/15/15 (a) (d)                                   6,000,000        4,620,000
Mandalay Resort Group 9.375%, due 02/15/10 (a)                                       2,000,000        1,850,000
MGM Mirage, Inc. 6.750%, due 09/01/12                                                5,500,000        4,331,250
River Rock Entertainment Authority 9.750%, due 11/01/11                              4,850,000        4,486,250
Scientific Games Corp. 6.250%, due 12/15/12                                          2,500,000        2,425,000
Seneca Gaming Corp. 7.250%, due 05/01/12                                             3,500,000        3,062,500
Snoqualmie Entertainment Authority 9.125%, due 02/01/15 (144A) (a) (c)               6,000,000        4,365,000
Station Casinos, Inc. 6.500%, due 02/01/14 (a)                                       4,500,000        1,350,000
Turning Stone Casino Resort Enterprise
   9.125%, due 12/15/10-9/15/14 (c)                                                  7,350,000        6,925,250
                                                                                                 --------------
                                                                                                     64,607,000
                                                                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.8%
AES Corp. (The) 8.000%, due 10/15/17                                                 8,000,000        7,260,000
Mirant North America LLC 7.375%, due 12/31/13                                        6,000,000        5,670,000
NRG Energy, Inc.
   7.250%, due 02/01/14                                                              6,900,000        6,417,000
   7.375%, due 01/15/17                                                              5,500,000        5,018,750
PPL Energy Supply LLC 6.400%, due 11/01/11                                           2,000,000        1,991,560
Reliant Energy, Inc.
   6.750%, due 12/15/14 (a)                                                          3,725,000        3,203,500
   7.875%, due 06/15/17 (a)                                                          4,500,000        3,352,500
                                                                                                 --------------
                                                                                                     32,913,310
                                                                                                 --------------
INSURANCE -- 0.3%
American International Group, Inc. 8.250%, due 08/15/18 (144A) (c)                     850,000          494,500
HUB International Holdings, Inc. 9.000%, due 12/15/14 (144A) (c)                     3,200,000        2,864,000
USI Holdings Corp. 6.679%, due 11/15/14 (144A) (c) (e)                               3,500,000        2,677,500
                                                                                                 --------------
                                                                                                      6,036,000
                                                                                                 --------------
INTERNET & CATALOG RETAIL -- 0.3%
Brookstone Co., Inc. 12.000%, due 10/15/12 (a)                                       3,950,000        3,219,250
Expedia, Inc. 8.500%, due 07/01/16 (144A) (c)                                        3,125,000        2,828,125
                                                                                                 --------------
                                                                                                      6,047,375
                                                                                                 --------------
IT SERVICES -- 0.4%
Freescale Semiconductor, Inc. 8.875%, due 12/15/14                                   9,000,000        6,255,000
Unisys Corp. 8.000%, due 10/15/12 (a)                                                1,200,000          978,000
                                                                                                 --------------
                                                                                                      7,233,000
                                                                                                 --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Mattel, Inc. 5.625%, due 03/15/13                                                    4,000,000        3,985,608
                                                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                                      7,700,000        7,199,500
                                                                                                 --------------
MACHINERY -- 0.8%
Actuant Corp. 6.875%, due 06/15/17                                                   2,500,000        2,400,000
Gardner Denver, Inc. 8.000%, due 05/01/13 (a) (d)                                    4,250,000        4,143,750

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Mueller Water Products, Inc. 7.375%, due 06/01/17                                 $  5,700,000   $    4,531,500
Roper Industries, Inc. 6.625%, due 08/15/13                                          3,200,000        3,275,453
                                                                                                 --------------
                                                                                                     14,350,703
                                                                                                 --------------
MANUFACTURING -- 0.7%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14 (a)                                3,925,000        3,130,187
RBS Global, Inc./Rexnord Corp.
   9.500%, due 08/01/14                                                              9,100,000        8,599,500
   11.750%, due 08/01/16 (a)                                                           300,000          285,000
   8.875%, due 09/01/16                                                                100,000           91,500
                                                                                                 --------------
                                                                                                     12,106,187
                                                                                                 --------------
MEDIA -- 4.1%
Affinion Group, Inc. 11.500%, due 10/15/15                                           4,300,000        4,020,500
Allbritton Communications Co. 7.750%, due 12/15/12 (a)                               8,500,000        7,310,000
CCH I Holdings LLC 0.000%/11.750%, due 05/15/14 (a) (b)                              7,800,000        3,042,000
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15 (a)                             12,600,000        8,379,000
CCH II LLC/CCH II Capital Corp. 10.250%, due 09/15/10 (a)                            2,540,000        2,298,700
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13                                                              2,500,000        2,481,250
   6.375%, due 06/15/15                                                              8,000,000        7,080,000
EchoStar DBS Corp. 7.125%, due 02/01/16                                              6,750,000        5,450,625
Grupo Televisa S.A. 6.000%, due 05/15/18                                             1,050,000          996,210
Idearc, Inc. 8.000%, due 11/15/16 (a)                                               11,750,000        3,260,625
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14                                 5,000,000        4,175,000
Lin Television Corp. 6.500%, due 05/15/13 (a)                                        7,000,000        5,495,000
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)                                      3,275,000        2,718,250
Mediacom LLC 9.500%, due 01/15/13 (a)                                                7,260,000        6,534,000
Paxson Communications Corp. 9.041%, due 01/15/13 (144A) (c) (e) (f)                  2,050,369        1,112,325
R.H. Donnelley Corp. 8.875%, due 01/15/16 - 10/15/17 (a)                             9,800,000        3,381,000
Radio One, Inc. 6.375%, due 02/15/13                                                   400,000          274,000
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12 (a)                                932,000          901,710
Univision Communications, Inc. 9.750%, due 03/15/15 (144A) (c) (f)                   5,175,000        2,432,250
Warner Music Group 7.375%, due 04/15/14                                              4,500,000        3,363,750
                                                                                                 --------------
                                                                                                     74,706,195
                                                                                                 --------------
METALS & MINING -- 2.2%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (c)                             3,300,000        2,990,625
Allegheny Ludlum Corp. 6.950%, due 12/15/25 (a)                                      3,700,000        3,479,125
Century Aluminum Co. 7.500%, due 08/15/14                                            3,500,000        3,307,500
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14                                5,000,000        4,850,000
Freeport McMoRan Copper & Gold, Inc.
   8.250%, due 04/01/15                                                              3,500,000        3,442,992
   8.375%, due 04/01/17                                                              9,300,000        9,174,180
Noranda Aluminium Acquisition Corp. 6.828%, due 05/15/15 (e)                         6,500,000        4,972,500
Peabody Energy Corp.
   5.875%, due 04/15/16                                                              4,500,000        4,095,000
   7.375%, due 11/01/16                                                              3,500,000        3,377,500
                                                                                                 --------------
                                                                                                     39,689,422
                                                                                                 --------------
MULTI-UTILITIES -- 0.1%
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%, due 09/15/15         1,000,000          940,222
                                                                                                 --------------
MULTILINE RETAIL -- 0.1%
Harry & David Holdings, Inc. 9.000%, due 03/01/13                                    2,000,000        1,020,000
                                                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 7.8%
Chesapeake Energy Corp.
   7.625%, due 07/15/13                                                              1,000,000          960,000
   6.250%, due 01/15/18 (a)                                                         10,600,000        9,116,000
   7.250%, due 12/15/18                                                              7,900,000        7,307,500
Cimarex Energy Co. 7.125%, due 05/01/17                                              7,950,000        7,353,750

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Colorado Interstate Gas Co. 6.800%, due 11/15/15                                  $  2,107,000   $    2,006,606
Dynegy Holdings, Inc.
   6.875%, due 04/01/11                                                              2,375,000        2,173,125
   8.375%, due 05/01/16                                                              9,500,000        8,312,500
   7.750%, due 06/01/19                                                              3,925,000        3,159,625
El Paso Corp.
   7.000%, due 06/15/17                                                              7,000,000        6,288,541
   7.250%, due 06/01/18                                                              1,600,000        1,496,000
El Paso Natural Gas Co. 5.950%, due 04/15/17                                         4,000,000        3,559,256
EOG Resources, Inc. 6.125%, due 10/01/13                                             1,100,000        1,103,454
Forest Oil Corp.
   7.250%, due 06/15/19 (a)                                                          7,500,000        6,450,000
   7.250%, due 06/15/19 (144A)(c)                                                      950,000          817,000
KCS Energy, Inc. 7.125%, due 04/01/12                                                5,000,000        4,425,000
Kerr-McGee Corp. 6.950%, due 07/01/24                                                6,850,000        6,490,327
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
   6.875%, due 11/01/14                                                              5,000,000        4,525,000
   8.500%, due 07/15/16 (a)                                                            825,000          783,750
   8.750%, due 04/15/18                                                              4,400,000        4,202,000
Nabors Industries, Inc. 6.150%, due 02/15/18 (144A) (c)                              4,000,000        3,820,300
Newfield Exploration Co. 7.125%, due 05/15/18                                        4,800,000        4,200,000
Northwest Pipeline Corp.
   7.000%, due 06/15/16                                                              2,500,000        2,484,997
   6.050%, due 06/15/18                                                                900,000          883,390
Panhandle Eastern Pipeline Co. 7.000%, due 06/15/18                                  1,850,000        1,750,287
Petrobras International Finance Co. 5.875%, due 03/01/18 (a)                         5,000,000        4,569,410
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28 (a)                     1,510,000        1,307,563
Quicksilver Resources, Inc.
   7.125%, due 04/01/16                                                              2,400,000        1,968,000
   8.250%, due 08/01/15 (a)                                                          6,700,000        6,164,000
Range Resources Corp.
   7.375%, due 07/15/13                                                              2,575,000        2,497,750
   7.250%, due 05/01/18                                                                800,000          760,000
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17                                      3,500,000        3,426,769
Tesoro Corp. 6.250%, due 11/01/12                                                    5,750,000        5,060,000
VeraSun Energy Corp. 9.375%, due 06/01/17 (a)                                        4,400,000        1,760,000
Williams Cos., Inc. 7.875%, due 09/01/21                                             6,950,000        6,963,949
Williams Partners LP/Williams Partners Finance Corp. 7.250%, due 02/01/17           10,000,000        9,314,100
XTO Energy, Inc. 5.500%, due 06/15/18 (a)                                            3,500,000        3,099,383
                                                                                                 --------------
                                                                                                    140,559,332
                                                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.8%
Bowater, Inc.
   9.500%, due 10/15/12                                                              4,000,000        1,560,000
   6.500%, due 06/15/13 (a)                                                          3,925,000        1,530,750
Buckeye Technologies, Inc. 8.000%, due 10/15/10 (a)                                  4,652,000        4,326,360
Norske Skog Canada Ltd.
   7.375%, due 03/01/14 (a)                                                          2,300,000        1,575,500
   Series D 8.625%, due 06/15/11                                                     2,625,000        2,086,875
International Paper Co. 7.950%, due 06/15/18                                         3,150,000        3,100,372
                                                                                                 --------------
                                                                                                     14,179,857
                                                                                                 --------------
PERSONAL PRODUCTS -- 0.5%
Elizabeth Arden, Inc. 7.750%, due 01/15/14 (a) (d)                                   9,300,000        8,509,500
                                                                                                 --------------
PHARMACEUTICALS -- 0.5%
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16 (144A) (c)                   2,500,000        2,487,500

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Warner Chilcott Corp. 8.750%, due 02/01/15                                        $  5,671,000   $    5,614,290
                                                                                                 --------------
                                                                                                      8,101,790
                                                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
Felcor Lodging LP 8.500%, due 06/01/11 (a)                                           2,260,000        1,966,200
Host Marriott LP
   7.000%, due 08/15/12 (a)                                                          7,500,000        6,731,250
   6.375%, due 03/15/15                                                              3,000,000        2,452,500
                                                                                                 --------------
                                                                                                     11,149,950
                                                                                                 --------------
ROAD & RAIL -- 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625%, due 05/15/14 (a)       12,500,000        7,968,750
Canadian National Railway Co. 4.950%, due 01/15/14                                   1,850,000        1,792,946
                                                                                                 --------------
                                                                                                      9,761,696
                                                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Advanced Micro Devices, Inc. 7.750%, due 11/01/12 (a)                                5,000,000        3,862,500
Freescale Semiconductor, Inc. 10.125%, due 12/15/16 (a)                              1,850,000        1,193,250
                                                                                                 --------------
                                                                                                      5,055,750
                                                                                                 --------------
SOFTWARE -- 0.7%
First Data Corp. 9.875%, due 09/24/15 (144A) (c)                                     4,600,000        3,616,750
Open Solutions, Inc. 9.750%, due 02/01/15 (144A) (d)                                 3,500,000        2,292,500
Serena Software, Inc. 10.375%, due 03/15/16                                          3,500,000        3,097,500
Vangent, Inc. 9.625%, due 02/15/15                                                   5,000,000        4,100,000
                                                                                                 --------------
                                                                                                     13,106,750
                                                                                                 --------------
SPECIALTY RETAIL -- 0.3%
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16                                  6,250,000        5,781,250
                                                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (c)                                        5,600,000        5,530,000
Levi Strauss & Co. 8.875%, due 04/01/16                                              6,000,000        4,830,000
Quiksilver, Inc. 6.875%, due 04/15/15 (a)                                            6,300,000        4,378,500
                                                                                                 --------------
                                                                                                     14,738,500
                                                                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Countrywide Home Loans, Inc. 5.625%, due 07/15/09                                    4,000,000        3,783,604
                                                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Interline Brands, Inc. 8.125%, due 06/15/14 (a)                                      5,500,000        5,472,500
                                                                                                 --------------
TRANSPORTATION -- 0.5%
Bristow Group, Inc.
   6.125%, due 06/15/13                                                              8,000,000        7,200,000
   7.500%, due 09/15/17                                                              3,000,000        2,685,000
                                                                                                 --------------
                                                                                                      9,885,000
                                                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Centennial Communications Corp. 10.000%, due 01/01/13 (a)                            8,000,000        7,700,000
iPCS, Inc. 6.051%, due 05/01/14 (a) (e) (f)                                          4,000,000        3,140,000
MetroPCS Wireless, Inc. 9.250%, due 11/01/14                                         2,900,000        2,726,000
                                                                                                 --------------
                                                                                                     13,566,000
                                                                                                 --------------
Total Domestic Bonds & Debt Securities
   (Cost $1,410,902,489)                                                                          1,208,177,834
                                                                                                 --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 16.9%
Federal Home Loan Mortgage Corp.
   5.750%, due 03/15/09 (a)                                                         10,000,000       10,109,190
   5.125%, due 04/18/11 (a)                                                         10,000,000       10,452,220
Federal National Mortgage Assoc.
   6.000%, due 03/01/33-06/01/37                                                   125,005,658      126,882,003

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   6.500%, due 05/01/35-08/01/37                                                  $ 65,941,925   $   67,720,135
   5.500%, due 01/01/37-02/01/38                                                    33,309,965       33,250,129
U.S. Treasury Note
   5.000%, due 02/15/11 (a)                                                         10,000,000       10,696,880
   4.625%, due 07/31/12 (a)                                                         15,000,000       16,075,785
   4.000%, due 02/15/14 (a)                                                         20,000,000       21,026,580
   4.000%, due 09/30/09 (a)                                                         10,000,000       10,207,820
                                                                                                 --------------
Total U.S. Government & Agency Obligations
   (Cost $304,128,850)                                                                              306,420,742
                                                                                                 --------------
CONVERTIBLE BONDS -- 10.1%
AEROSPACE & DEFENSE -- 0.2%
L-3 Communications Corp. 3.000%, due 08/01/35 (a)                                    4,000,000        4,385,000
                                                                                                 --------------
AIRLINES -- 0.0%
Frontier Airlines, Inc. 5.000%, due 12/15/25 (d) (g)                                 1,000,000          278,750
                                                                                                 --------------
BEVERAGES -- 0.3%
Molson Coors Brewing Co. 2.500%, due 07/30/13 (a)                                    5,000,000        5,431,250
                                                                                                 --------------
BIOTECHNOLOGY -- 1.7%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12                                     500,000        1,261,875
Amgen, Inc. 0.125%, due 02/01/11                                                     4,000,000        3,685,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13                                   3,000,000        5,171,250
CV Therapeutics, Inc.
   2.750%, due 05/16/12 (a)                                                            700,000          566,125
   3.250%, due 08/16/13 (a)                                                          2,300,000        1,765,250
Decode Genetics, Inc. 3.500%, due 04/15/11                                           1,666,000          341,530
Fisher Scientific International, Inc. 3.250%, due 03/01/24 (a)                       2,500,000        3,668,750
Genzyme Corp. 1.250%, due 12/01/23 (a)                                               7,150,000        8,294,000
Gilead Sciences, Inc. 0.625%, due 05/01/13 (a)                                       4,000,000        5,090,000
InterMune, Inc. 0.250%, due 03/01/11                                                 1,000,000        1,076,250
                                                                                                 --------------
                                                                                                     30,920,030
                                                                                                 --------------
CAPITAL MARKETS -- 0.0%
Lehman Brothers Holdings, Inc. 2.000%, due 12/31/12 (144A) (d) (g) (h)               5,100,000          688,500
                                                                                                 --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.3%
Charles River Associates, Inc. 2.875%, due 06/15/34                                  6,000,000        5,460,000
                                                                                                 --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
ADC Telecommunications, Inc. 3.508%, due 06/15/13 (e)                                2,400,000        1,779,000
                                                                                                 --------------
COMPUTERS & PERIPHERALS -- 0.2%
EMC Corp./Massachusetts 1.750%, due 12/01/11 (a)                                     4,000,000        3,985,000
                                                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Qwest Communications International, Inc. 3.500%, due 11/15/25                        4,000,000        3,415,000
                                                                                                 --------------
ELECTRICAL EQUIPMENT -- 0.6%
Evergreen Solar, Inc. 4.000%, due 07/15/13                                           3,350,000        1,877,842
Roper Industries, Inc. 1.481%/0.000%, due 01/15/34 (i)                              12,500,000        8,609,375
                                                                                                 --------------
                                                                                                     10,487,217
                                                                                                 --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%
Flir Systems, Inc. 3.000%, due 06/01/23                                                500,000        1,740,625
Itron, Inc. 2.500%, due 08/01/26 (a)                                                 1,000,000        1,431,250
                                                                                                 --------------
                                                                                                      3,171,875
                                                                                                 --------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Hanover Compressor Co. 4.750%, due 01/15/14                                          3,500,000        3,303,125
                                                                                                 --------------
FOOD PRODUCTS -- 0.3%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14 (a)                                  7,500,000        6,103,125
                                                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                   SHARES/PAR
SECURITY DESCRIPTION                                                                 AMOUNT           VALUE
--------------------                                                              ------------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Medtronic, Inc. 1.500%, due 04/15/11 (a)                                          $  2,000,000   $    2,000,000
                                                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
Five Star Quality Care, Inc. 3.750%, due 10/15/26                                    1,500,000          937,500
                                                                                                 --------------
INTERNET SOFTWARE & SERVICES -- 0.2%
Equinix, Inc. 2.500%, due 04/15/12                                                   5,000,000        4,356,250
                                                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Millipore Corp. 3.750%, due 06/01/26                                                 7,000,000        6,658,750
Nektar Therapeutics 3.250%, due 09/28/12                                               900,000          457,875
                                                                                                 --------------
                                                                                                      7,116,625
                                                                                                 --------------
MACHINERY -- 0.3%
Actuant Corp. 2.000%, due 11/15/23                                                   1,400,000        1,891,750
Danaher Corp. 0.700%, due 01/22/21 (j)                                               2,500,000        2,546,875
                                                                                                 --------------
                                                                                                      4,438,625
                                                                                                 --------------
MEDIA -- 0.8%
Liberty Media Corp. 3.250%, due 03/15/31                                             8,250,000        3,918,750
Omnicom Group, Inc. 0.000%, due 07/01/38 (a) (j)                                     3,640,000        3,335,150
Sinclair Broadcast Group, Inc.
   6.000%, due 09/15/12                                                              5,000,000        4,281,250
   4.875%/2.000%, due 07/15/18 (i)                                                   3,000,000        2,737,500
                                                                                                 --------------
                                                                                                     14,272,650
                                                                                                 --------------
METALS & MINING -- 0.8%
Newmont Mining Corp. 1.250%, due 07/15/14 (a)                                        5,000,000        5,162,500
Placer Dome, Inc. 2.750%, due 10/15/23                                               5,550,000        8,505,375
                                                                                                 --------------
                                                                                                     13,667,875
                                                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
Quicksilver Resources, Inc. 1.875%, due 11/01/24                                     3,000,000        4,222,500
                                                                                                 --------------
PHARMACEUTICALS -- 1.4%
Alza Corp. 0.579%, due 07/28/20 (a) (j) *                                            8,000,000        7,720,000
Teva Pharmaceutical Finance Co. B.V. 1.750%, due 02/01/26 (a)                        4,500,000        5,045,625
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24 (a)                        3,500,000        4,672,500
Wyeth 2.621%, due 01/15/24 (e)                                                       8,000,000        7,818,400
                                                                                                 --------------
                                                                                                     25,256,525
                                                                                                 --------------
PROFESSIONAL SERVICES -- 0.8%
FTI Consulting, Inc. 3.750%, due 07/15/12                                            5,500,000       13,468,125
                                                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Intel Corp. 2.950%, due 12/15/35                                                     5,000,000        4,393,750
                                                                                                 --------------
SOFTWARE -- 0.3%
Symantec Corp. 0.750%, due 06/15/11                                                  5,000,000        5,556,250
                                                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Nextel Communications, Inc. 5.250%, due 01/15/10                                     1,500,000        1,413,750
NII Holdings, Inc. 2.750%, due 08/15/25 (a)                                          2,500,000        2,487,500
                                                                                                 --------------
                                                                                                      3,901,250
                                                                                                 --------------
Total Convertible Bonds
   (Cost $189,131,998)                                                                              182,995,797
                                                                                                 --------------
COMMON STOCKS -- 0.3%
DIVERSIFIED ENERGY -- 0.1%
PNM Resources, Inc. (a)                                                                200,000        2,048,000
                                                                                                 --------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Pride International, Inc. *(a)                                                          59,511        1,762,121

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                   SHARES/PAR
SECURITY DESCRIPTION                                                                 AMOUNT           VALUE
--------------------                                                              ------------   --------------
Rowan Cos., Inc. (a)                                                                    14,200   $      433,810
Schlumberger, Ltd. (a)                                                                  20,000        1,561,800
                                                                                                 --------------
                                                                                                      3,757,731
                                                                                                 --------------
MEDIA -- 0.0%
Charter Communications, Inc. - Class A *(a)                                            166,500          121,545
                                                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.0%
Indah Kiat Pulp and Paper Corp. *                                                    1,867,500          309,731
                                                                                                 --------------
Total Common Stocks
   (Cost $7,439,366)                                                                                  6,237,007
                                                                                                 --------------
PREFERRED STOCK -- 0.0%
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Assoc. 8.250%, (a)
   (Cost -- $3,423,167)                                                                136,300          297,134
                                                                                                 --------------
CONVERTIBLE PREFERRED STOCKS -- 2.5%
CAPITAL MARKETS -- 0.0%
Lehman Brothers Holdings Inc. 12.120%, due 09/11/09 (d) (g) (h)                        125,000          316,975
                                                                                                 --------------
COMMERCIAL BANKS -- 0.1%
Wachovia Corp. 7.500%, due 12/31/49                                                      6,000        2,310,000
                                                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Bank of America Corp. 7.250%, due 12/31/49                                               6,000        5,028,000
Vale Capital, Ltd. 5.500%, due 06/15/10                                                160,725        6,197,958
                                                                                                 --------------
                                                                                                     11,225,958
                                                                                                 --------------
FOOD PRODUCTS -- 0.2%
H.J. Heinz Co. 8.000%, due 07/15/13 (144A) (c)                                              25        2,442,969
                                                                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
NRG Energy, Inc.
   5.750%, due 03/16/09 (a)                                                             25,000        5,600,000
   4.000%, due 12/31/49                                                                    900        1,143,225
                                                                                                 --------------
                                                                                                      6,743,225
                                                                                                 --------------
MULTI-UTILITIES -- 0.0%
CMS Energy Corp. 4.500%, due 12/31/49                                                    5,000          326,875
                                                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 1.0%
Chesapeake Energy Corp. 4.500%, due 12/31/49 (a)                                        45,000        4,325,625
El Paso Corp. 4.990%, due 12/31/49 (144A) (c)                                            5,500        5,687,000
Williams Holdings of Delaware, Inc. 5.500%, due 06/01/33                                65,000        7,113,437
                                                                                                 --------------
                                                                                                     17,126,062
                                                                                                 --------------
PHARMACEUTICALS -- 0.2%
Mylan, Inc. 6.500%, due 11/15/10 (a)                                                     5,000        3,925,000
                                                                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11 (a)                              125,000          305,000
                                                                                                 --------------
Total Convertible Preferred Stocks
   (Cost $61,045,902)                                                                               44,722,064
                                                                                                 --------------
ESCROWED SHARES -- 0.0%
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Premier Entertainment Biloxi LLC 10.750%, due 02/01/12 (d) *
   (Cost -- $0)                                                                      3,100,000                0
                                                                                                 --------------
SHORT-TERM INVESTMENTS -- 23.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at 0.400% to be repurchased at $33,194,369 on 10/01/08 collateralized by $33,895,000 FHLB
   at 2.980% due 01/19/10 with a value of $33,859,749.                             $33,194,000       33,194,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

State Street Navigator Securities Lending Trust Prime Portfolio (k)              $392,768,358    $  392,768,358
                                                                                                 --------------
Total Short-term Investments
   (Cost $425,962,358)                                                                              425,962,358
                                                                                                 --------------
TOTAL INVESTMENTS -- 120.0% (Cost $2,402,034,130#)                                                2,174,812,936
                                                                                                 --------------
Other Assets and Liabilities (net) -- (20.0)%                                                      (362,116,465)
                                                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                                                       $1,812,696,471
                                                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $23,442,831 and $266,790,262 respectively, resulting in a net unrealized depreciation of $243,347,431.
(a)  All or a portion of security is on loan.
(b) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $123,263,245 of net assets.
(d) Illiquid securities representing in the aggregate $33,917,537 of net assets.
(e) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.
(f) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)  Security is in default and/or issuer is in bankruptcy.
(h) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(i) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(j)  Zero coupon bond - Interest rate represents current yield to maturity.
(k) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $   85,251,832          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS    1,696,792,746           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------   ---------------
TOTAL                                           $1,782,044,578          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         SHARES          VALUE
--------------------                                                      ------------   --------------
COMMON STOCKS -- 97.9%
AEROSPACE & DEFENSE -- 0.0%
Northrop Grumman Corp.                                                           6,934   $      419,784
                                                                                         --------------
AIR FREIGHT & LOGISTICS -- 0.4%
United Parcel Service, Inc. - Class B                                          183,100       11,515,159
                                                                                         --------------
AIRLINES -- 1.1%
Delta Air Lines, Inc.*(a)                                                    4,469,285       33,296,173
                                                                                         --------------
AUTOMOBILES -- 0.5%
Harley-Davidson, Inc. (a)                                                      430,900       16,072,570
                                                                                         --------------
BEVERAGES -- 2.4%
Coca-Cola Co.                                                                    8,300          438,904
Coca-Cola Enterprises, Inc.                                                  4,441,826       74,489,422
                                                                                         --------------
                                                                                             74,928,326
                                                                                         --------------
BIOTECHNOLOGY -- 2.4%
Amgen, Inc.*                                                                   876,900       51,973,863
Genzyme Corp.*                                                                 171,900       13,904,991
Gilead Sciences, Inc.*                                                         172,100        7,844,318
                                                                                         --------------
                                                                                             73,723,172
                                                                                         --------------
BUILDING PRODUCTS -- 0.4%
Masco Corp. (a)                                                                751,500       13,481,910
                                                                                         --------------
CAPITAL MARKETS -- 13.9%
Bank of New York Mellon Corp.                                                3,707,695      120,796,703
Charles Schwab Corp. (The)                                                   1,703,283       44,285,358
Franklin Resources, Inc.                                                       481,400       42,425,782
Goldman Sachs Group, Inc. (The) (a)                                            337,300       43,174,400
Merrill Lynch & Co., Inc.                                                    5,227,480      132,255,244
Morgan Stanley (a)                                                             635,976       14,627,448
T. Rowe Price Group, Inc. (a)                                                  577,350       31,009,469
TD Ameritrade Holding Corp.*                                                    36,755          595,431
                                                                                         --------------
                                                                                            429,169,835
                                                                                         --------------
CHEMICALS -- 1.1%
E.I. du Pont de Nemours & Co.                                                  297,000       11,969,100
PPG Industries, Inc.                                                           305,500       17,816,760
Praxair, Inc.                                                                   51,344        3,683,419
                                                                                         --------------
                                                                                             33,469,279
                                                                                         --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.8%
Waste Management, Inc.                                                         780,916       24,591,045
                                                                                         --------------
COMMERCIAL BANKS -- 10.8%
BB&T Corp. (a)                                                                 799,623       30,225,749
Fifth Third Bancorp (a)                                                      1,849,848       22,013,191
M&T Bank Corp. (a)                                                             370,589       33,075,068
PNC Financial Services Group, Inc.                                           1,015,975       75,893,333
Regions Financial Corp. (a)                                                    482,282        4,629,907
SunTrust Banks, Inc. (a)                                                       742,040       33,384,380
Wells Fargo & Co. (a)                                                        3,540,442      132,872,788
                                                                                         --------------
                                                                                            332,094,416
                                                                                         --------------
COMMUNICATIONS EQUIPMENT -- 1.1%
Motorola, Inc.                                                                  14,600          104,244
QUALCOMM, Inc.                                                                 773,200       33,224,404
                                                                                         --------------
                                                                                             33,328,648
                                                                                         --------------
COMPUTERS & PERIPHERALS -- 1.2%
Hewlett-Packard Co.                                                            806,130       37,275,451
                                                                                         --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

CONSUMER FINANCE -- 1.6%
Capital One Financial Corp. (a)                                                966,478   $   49,290,378
Discover Financial Services                                                      6,050           83,611
                                                                                         --------------
                                                                                             49,373,989
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 6.8%
Citigroup, Inc.                                                                789,700       16,196,747
JPMorgan Chase & Co.                                                         4,084,879      190,763,849
Moody's Corp.                                                                   53,400        1,815,600
                                                                                         --------------
                                                                                            208,776,196
                                                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
AT&T, Inc.                                                                   1,600,443       44,684,369
Embarq Corp.                                                                       575           23,316
Fairpoint Communications, Inc. (a)                                                 251            2,176
Verizon Communications, Inc.                                                    13,350          428,401
                                                                                         --------------
                                                                                             45,138,262
                                                                                         --------------
ELECTRIC UTILITIES -- 0.4%
Progress Energy, Inc.                                                          263,847       11,379,721
                                                                                         --------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.4%
Emerson Electric Co.                                                           273,566       11,158,757
                                                                                         --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
Avnet, Inc.*                                                                   131,800        3,246,234
                                                                                         --------------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Halliburton Co.                                                                876,600       28,393,074
Schlumberger, Ltd.                                                             223,579       17,459,284
                                                                                         --------------
                                                                                             45,852,358
                                                                                         --------------
FOOD & STAPLES RETAILING -- 5.4%
Kroger Co. (The)                                                             2,857,607       78,527,040
Sysco Corp.                                                                    349,278       10,768,241
Wal-Mart Stores, Inc.                                                        1,278,400       76,563,376
                                                                                         --------------
                                                                                            165,858,657
                                                                                         --------------
FOOD PRODUCTS -- 5.1%
Archer-Daniels-Midland Co.                                                   2,938,382       64,379,950
General Mills, Inc.                                                            350,200       24,065,744
Kraft Foods, Inc. - Class A                                                  2,129,408       69,738,112
                                                                                         --------------
                                                                                            158,183,806
                                                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
Boston Scientific Corp.*(a)                                                  5,585,405       68,532,919
Covidien, Ltd.                                                                 572,600       30,782,976
                                                                                         --------------
                                                                                             99,315,895
                                                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
CIGNA Corp.                                                                     55,800        1,896,084
                                                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Carnival Corp.                                                                  92,500        3,269,875
Starbucks Corp.*                                                               395,700        5,884,059
                                                                                         --------------
                                                                                              9,153,934
                                                                                         --------------
HOUSEHOLD PRODUCTS -- 0.3%
Clorox Co. (The)                                                               121,800        7,635,642
Colgate-Palmolive Co.                                                           42,000        3,164,700
                                                                                         --------------
                                                                                             10,800,342
                                                                                         --------------
INDUSTRIAL CONGLOMERATES -- 3.5%
General Electric Co.                                                         4,234,586      107,981,943
                                                                                         --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

INSURANCE -- 2.5%
ACE, Ltd.                                                                      238,000   $   12,882,940
Allstate Corp. (The)                                                            15,100          696,412
American International Group, Inc. (a)                                           9,600           31,968
Aon Corp.                                                                    1,442,700       64,863,792
                                                                                         --------------
                                                                                             78,475,112
                                                                                         --------------
INTERNET & CATALOG RETAIL -- 0.6%
HSN, Inc.*(a)                                                                1,053,278       11,596,591
Ticketmaster*(a)                                                               636,878        6,833,701
                                                                                         --------------
                                                                                             18,430,292
                                                                                         --------------
INTERNET SOFTWARE & SERVICES -- 0.9%
IAC/InterActiveCorp*                                                         1,592,196       27,544,991
                                                                                         --------------
IT SERVICES -- 1.2%
Western Union Co.                                                            1,509,700       37,244,299
                                                                                         --------------
MACHINERY -- 1.5%
Deere & Co.                                                                     11,600          574,200
Eaton Corp.                                                                    829,866       46,621,872
                                                                                         --------------
                                                                                             47,196,072
                                                                                         --------------
MEDIA -- 1.3%
Comcast Corp. - Class A                                                      1,029,400       20,207,122
Idearc, Inc. (a)                                                                   667              834
Time Warner, Inc.                                                            1,411,800       18,508,698
                                                                                         --------------
                                                                                             38,716,654
                                                                                         --------------
METALS & MINING -- 0.4%
BHP Billiton, Ltd. (ADR) (a)                                                    53,104        2,760,877
Freeport-McMoRan Copper & Gold, Inc. (a)                                       179,146       10,184,450
                                                                                         --------------
                                                                                             12,945,327
                                                                                         --------------
MULTILINE RETAIL -- 2.4%
J.C. Penney Co., Inc.                                                          723,400       24,118,156
Kohl's Corp.*                                                                  673,176       31,019,950
Target Corp.                                                                   393,100       19,281,555
                                                                                         --------------
                                                                                             74,419,661
                                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 4.9%
Chevron Corp.                                                                  327,100       26,979,208
Devon Energy Corp.                                                             145,000       13,224,000
El Paso Corp. (a)                                                              913,300       11,653,708
EOG Resources, Inc.                                                             82,485        7,379,108
Exxon Mobil Corp.                                                            1,015,300       78,848,198
XTO Energy, Inc.                                                               264,375       12,298,725
                                                                                         --------------
                                                                                            150,382,947
                                                                                         --------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories                                                          1,325,300       76,310,774
Allergan, Inc.                                                                  58,100        2,992,150
Bristol-Myers Squibb Co.                                                       391,100        8,154,435
Eli Lilly & Co.                                                                429,700       18,919,691
Johnson & Johnson                                                                5,500          381,040
Pfizer, Inc.                                                                    24,200          446,248
Teva Pharmaceutical Industries, Ltd. (ADR)                                   1,157,496       53,001,742
                                                                                         --------------
                                                                                            160,206,080
                                                                                         --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
Annaly Mortgage Management, Inc.                                             1,432,900       19,272,505
                                                                                         --------------
ROAD & RAIL -- 1.3%
Hertz Global Holdings, Inc.*                                                 5,200,149       39,365,128
                                                                                         --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                       PAR AMOUNT         VALUE
--------------------                                                      ------------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Intel Corp. (a)                                                                607,700   $   11,382,221
                                                                                         --------------
SOFTWARE -- 4.2%
Adobe Systems, Inc.*                                                           450,600       17,785,182
Microsoft Corp.                                                              2,229,100       59,494,679
Oracle Corp.*                                                                2,645,825       53,736,706
                                                                                         --------------
                                                                                            131,016,567
                                                                                         --------------
SPECIALTY RETAIL -- 4.0%
Best Buy Co., Inc.                                                             672,900       25,233,750
Home Depot, Inc.  (The)                                                      2,008,800       52,007,832
J. Crew Group, Inc.*(a)                                                      1,205,391       34,438,021
Staples, Inc.                                                                  460,000       10,350,000
                                                                                         --------------
                                                                                            122,029,603
                                                                                         --------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Association (a)                                       12,900           19,737
Freddie Mac (a)                                                                 15,600           26,677
                                                                                         --------------
                                                                                                 46,414
                                                                                         --------------
TOBACCO -- 0.2%
Altria Group, Inc.                                                             304,500        6,041,280
                                                                                         --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
Sprint Nextel Corp.                                                             11,500           70,150
                                                                                         --------------
Total Common Stocks
   (Cost $3,273,354,522)                                                                  3,016,267,249
                                                                                         --------------
ESCROWED SHARES -- 0.0%
COMPUTERS & PERIPHERALS -- 0.0%
ESC Seagate Technology*(b)
   (Cost -- $0)                                                                 10,300               10
                                                                                         --------------
SHORT-TERM INVESTMENTS -- 16.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $65,444,727 on 10/01/08 collateralized by
   $66,820,000 FHLB at 2.428% due 01/13/10 with a value of $66,753,180.   $ 65,444,000       65,444,000
State Street Navigator Securities Lending Prime Portfolio (c)              431,080,040      431,080,040
                                                                                         --------------
Total Short-Term Investments
   (Cost $496,524,040)                                                                      496,524,040
                                                                                         --------------
TOTAL INVESTMENTS -- 114.0% (Cost $3,769,878,562#)                                        3,512,791,299
                                                                                         --------------
Other Assets and Liabilities (net) -- (14.0)%                                              (431,220,668)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $3,081,570,631
                                                                                         ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $160,008,896 and $418,490,819 respectively, resulting in a net unrealized depreciation of $258,481,923.
(a)  All or a portion of security is on loan.
(b)  Illiquid securities representing in the aggregate $11 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $3,081,711,249         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   10          0
                                                --------------   ---------------
TOTAL                                           $3,081,711,259         $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                        SECURITIES       INSTRUMENTS
                                                      --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                             $10              $0
   Accrued discounts/premiums                                 0               0
   Realized Gain (Loss)                                       0               0
   Change in unrealized appreciation (depreciation)           0               0
   Net Purchases (Sales)                                      0               0
   Transfers In (Out) of Level 3                              0               0
                                                      --------------   ---------------
BALANCE AS OF SEPTEMBER 30, 2008                            $10              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES         VALUE
--------------------                                                        -----------   ------------
COMMON STOCKS -- 97.0%
AUTO COMPONENTS -- 2.1%
ArvinMeritor, Inc. (a)                                                          202,900   $  2,645,816
Goodyear Tire & Rubber Co. (The)*(a)                                            311,700      4,772,127
                                                                                          ------------
                                                                                             7,417,943
                                                                                          ------------
BEVERAGES -- 1.9%
Coca-Cola Enterprises, Inc.                                                     392,496      6,582,158
                                                                                          ------------
BUILDING PRODUCTS -- 0.7%
Owens Corning, Inc.*(a)                                                         109,200      2,610,972
                                                                                          ------------
CHEMICALS -- 2.6%
Eastman Chemical Co. (a)                                                        112,908      6,216,714
Valspar Corp. (The) (a)                                                         132,300      2,948,967
                                                                                          ------------
                                                                                             9,165,681
                                                                                          ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 3.6%
Allied Waste Industries, Inc.*                                                  499,236      5,546,512
R.R. Donnelley & Sons Co.                                                       294,035      7,212,679
                                                                                          ------------
                                                                                            12,759,191
                                                                                          ------------
COMMERCIAL BANKS -- 4.9%
Comerica, Inc. (a)                                                              133,600      4,380,744
Fifth Third Bancorp (a)                                                         267,600      3,184,440
M&T Bank Corp. (a)                                                               54,843      4,894,738
Zions Bancorporation (a)                                                        120,208      4,652,049
                                                                                          ------------
                                                                                            17,111,971
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 4.4%
ADC Telecommunications, Inc.*(a)                                                477,947      4,038,652
JDS Uniphase Corp.*(a)                                                          820,638      6,942,598
Tellabs, Inc.*(a)                                                             1,062,198      4,312,524
                                                                                          ------------
                                                                                            15,293,774
                                                                                          ------------
CONSTRUCTION & ENGINEERING -- 0.9%
KBR, Inc.                                                                       196,011      2,993,088
                                                                                          ------------
CONTAINERS & PACKAGING -- 4.6%
Ball Corp.                                                                      174,922      6,907,670
Pactiv Corp.*                                                                   364,171      9,042,366
                                                                                          ------------
                                                                                            15,950,036
                                                                                          ------------
DISTRIBUTORS -- 1.9%
Genuine Parts Co.                                                               169,961      6,834,132
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 10.4%
CenturyTel, Inc. (a)                                                            226,072      8,285,539
Embarq Corp.                                                                    253,750     10,289,562
Qwest Communications International, Inc. (a)                                  2,781,226      8,983,360
Windstream Corp.                                                                818,500      8,954,390
                                                                                          ------------
                                                                                            36,512,851
                                                                                          ------------
ELECTRIC UTILITIES -- 3.0%
Northeast Utilities                                                             406,058     10,415,388
                                                                                          ------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.9%
Hubbell, Inc. - Class B                                                          93,110      3,263,506
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 3.1%
Halliburton Co.                                                                 188,929      6,119,410
Transocean, Inc.*                                                                42,784      4,699,395
                                                                                          ------------
                                                                                            10,818,805
                                                                                          ------------

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

FOOD & STAPLES RETAILING -- 3.3%
Kroger Co. (The)                                                                232,811   $  6,397,647
Safeway, Inc.                                                                   216,010      5,123,757
                                                                                          ------------
                                                                                            11,521,404
                                                                                          ------------
FOOD PRODUCTS -- 4.0%
Archer-Daniels-Midland Co. (a)                                                   93,100      2,039,821
Dean Foods Co.*(a)                                                              229,000      5,349,440
Smithfield Foods, Inc.*(a)                                                      301,846      4,793,315
Tyson Foods, Inc. - Class A                                                     144,000      1,719,360
                                                                                          ------------
                                                                                            13,901,936
                                                                                          ------------
GAS UTILITIES -- 0.6%
Southwest Gas Corp.                                                              65,196      1,972,831
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Covidien, Ltd.                                                                  118,200      6,354,432
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
Healthsouth Corp.*(a)                                                           239,582      4,415,496
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Brinker International, Inc. (a)                                                 300,022      5,367,394
                                                                                          ------------
HOUSEHOLD DURABLES -- 2.1%
Snap-On, Inc.                                                                   137,302      7,230,323
                                                                                          ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Textron, Inc.                                                                    55,000      1,610,400
                                                                                          ------------
INSURANCE -- 3.4%
ACE, Ltd.                                                                       116,888      6,327,148
Conseco, Inc.*                                                                  458,340      1,613,357
PartnerRe, Ltd.                                                                  57,770      3,933,559
                                                                                          ------------
                                                                                            11,874,064
                                                                                          ------------
MACHINERY -- 3.3%
Cummins, Inc.                                                                    86,110      3,764,729
Pentair, Inc. (a)                                                                33,300      1,151,181
Timken Co. (The)                                                                240,169      6,808,791
                                                                                          ------------
                                                                                            11,724,701
                                                                                          ------------
MEDIA -- 4.6%
Arbitron, Inc. (a)                                                              116,583      5,210,094
Gannett Co., Inc. (a)                                                           104,100      1,760,331
Idearc, Inc. (a)                                                                434,400        543,000
Interpublic Group Cos., Inc.*(a)                                              1,093,380      8,473,695
                                                                                          ------------
                                                                                            15,987,120
                                                                                          ------------
MULTI-UTILITIES -- 7.3%
Ameren Corp. (a)                                                                249,811      9,750,123
CMS Energy Corp. (a)                                                            685,576      8,549,133
NiSource, Inc.                                                                  486,599      7,182,201
                                                                                          ------------
                                                                                            25,481,457
                                                                                          ------------
MULTILINE RETAIL -- 1.1%
Macy's, Inc.                                                                    212,489      3,820,552
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 3.1%
EOG Resources, Inc.                                                              65,938      5,898,813
Range Resources Corp.                                                           113,764      4,877,063
                                                                                          ------------
                                                                                            10,775,876
                                                                                          ------------
PAPER & FOREST PRODUCTS -- 1.0%
MeadWestvaco Corp. (a)                                                          152,166      3,546,989
                                                                                          ------------
PHARMACEUTICALS -- 5.2%
King Pharmaceuticals, Inc.*                                                     881,560      8,445,345

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT       VALUE
--------------------                                                        -----------   ------------
Mylan, Inc.*(a)                                                                 849,344   $  9,699,508
                                                                                          ------------
                                                                                            18,144,853
                                                                                          ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.6%
Marvell Technology Group, Ltd.*                                                 218,200      2,029,260
                                                                                          ------------
SOFTWARE -- 3.5%
McAfee, Inc.*                                                                   254,751      8,651,344
Sybase, Inc.*(a)                                                                115,568      3,538,692
                                                                                          ------------
                                                                                            12,190,036
                                                                                          ------------
SPECIALTY RETAIL -- 2.2%
Foot Locker, Inc.                                                               234,673      3,792,316
OfficeMax, Inc. (a)                                                             423,058      3,760,985
                                                                                          ------------
                                                                                             7,553,301
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Sovereign Bancorp Inc. (a)                                                      456,592      1,803,538
                                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
W.W. Grainger, Inc. (a)                                                          45,503      3,957,396
                                                                                          ------------
Total Common Stocks
   (Cost $444,065,146)                                                                     338,992,855
                                                                                          ------------
SHORT-TERM INVESTMENTS -- 27.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $10,828,120 on 10/01/08 collateralized by
   $11,060,000 FHLB at 2.428% due 01/13/10 with a value of $11,048,940.     $10,828,000     10,828,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)          86,104,283     86,104,283
                                                                                          ------------
Total Short-Term Investments
   (Cost $96,932,283)                                                                       96,932,283
                                                                                          ------------
TOTAL INVESTMENTS -- 124.8% (Cost $540,997,429#)                                           435,925,138
                                                                                          ------------
Other Assets and Liabilities (net) -- (24.8)%                                              (86,577,706)
                                                                                          ------------
TOTAL NET ASSETS -- 100.0%                                                                $349,347,432
                                                                                          ============

PORTFOLIO FOOTNOTES:
*    Non-Income Producing Security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,755,288 and $113,885,337 respectively, resulting in a net unrealized depreciation of $105,130,049.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $349,820,855           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                            $349,820,855           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES         VALUE
--------------------                                                        -----------   ------------
COMMON STOCKS -- 94.4%
AEROSPACE & DEFENSE -- 9.7%
General Dynamics Corp.                                                           18,823   $  1,385,749
Honeywell International, Inc.                                                    40,788      1,694,742
Lockheed Martin Corp.                                                             9,327      1,022,892
Precision Castparts Corp.                                                        20,685      1,629,564
Raytheon Co.                                                                     55,329      2,960,655
Rockwell Collins, Inc. (a)                                                       20,914      1,005,754
Spirit Aerosystems Holdings, Inc.*(a)                                           107,444      1,726,625
United Technologies Corp.                                                        47,568      2,856,934
                                                                                          ------------
                                                                                            14,282,915
                                                                                          ------------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc. (a)                                                             11,551        378,526
                                                                                          ------------
BEVERAGES -- 6.6%
Coca-Cola Co.                                                                    72,069      3,811,009
Hansen Natural Corp.*(a)                                                         27,192        822,558
PepsiCo, Inc.                                                                    71,102      5,067,439
                                                                                          ------------
                                                                                             9,701,006
                                                                                          ------------
BIOTECHNOLOGY -- 1.6%
Gilead Sciences, Inc.*                                                           49,849      2,272,117
                                                                                          ------------
CHEMICALS -- 5.1%
Monsanto Co.                                                                     33,545      3,320,284
Mosaic Co. (The)                                                                 35,796      2,434,844
Potash Corp. of Saskatchewan, Inc.                                               12,973      1,712,566
                                                                                          ------------
                                                                                             7,467,694
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 2.7%
Cisco Systems, Inc.*                                                             96,777      2,183,289
Nokia Oyj (ADR) (a)                                                              79,266      1,478,311
Research In Motion, Ltd.*                                                         5,044        344,505
                                                                                          ------------
                                                                                             4,006,105
                                                                                          ------------
COMPUTERS & PERIPHERALS -- 0.4%
Apple, Inc.*                                                                      5,375        610,923
                                                                                          ------------
CONSTRUCTION & ENGINEERING -- 3.0%
Chicago Bridge & Iron Co. N.V.                                                   16,553        318,480
Fluor Corp. (a)                                                                  29,670      1,652,619
Foster Wheeler, Ltd.*                                                            49,738      1,796,039
Jacobs Engineering Group, Inc.*                                                  12,433        675,236
                                                                                          ------------
                                                                                             4,442,374
                                                                                          ------------
ELECTRICAL EQUIPMENT -- 1.8%
ABB, Ltd.*                                                                       96,094      1,851,935
Emerson Electric Co.                                                             19,756        805,847
                                                                                          ------------
                                                                                             2,657,782
                                                                                          ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
Trimble Navigation, Ltd.*(a)                                                     17,147        443,421
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 7.7%
Baker Hughes, Inc.                                                               31,081      1,881,644
Cameron International Corp.*(a)                                                  45,055      1,736,420
National-Oilwell Varco, Inc.*                                                    59,235      2,975,374
Schlumberger, Ltd.                                                               28,118      2,195,734
Transocean, Inc.*                                                                22,724      2,496,004
                                                                                          ------------
                                                                                            11,285,176
                                                                                          ------------
FOOD & STAPLES RETAILING -- 1.4%
Kroger Co.                                                                       75,543      2,075,922
                                                                                          ------------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

FOOD PRODUCTS -- 2.1%
Kellogg Co.                                                                      55,244  $   3,099,188
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.8%
Baxter International, Inc.                                                       54,168      3,555,046
Becton, Dickinson & Co.                                                          32,387      2,599,381
St. Jude Medical, Inc.*(a)                                                       53,244      2,315,581
                                                                                          ------------
                                                                                             8,470,008
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
Express Scripts, Inc.*(a)                                                        24,063      1,776,331
Quest Diagnostics, Inc.                                                          13,788        712,426
                                                                                          ------------
                                                                                             2,488,757
                                                                                          ------------
HOUSEHOLD PRODUCTS -- 6.9%
Colgate-Palmolive Co.                                                            69,080      5,205,178
Procter & Gamble Co. (The)                                                       70,178      4,890,705
                                                                                          ------------
                                                                                            10,095,883
                                                                                          ------------
INDUSTRIAL CONGLOMERATES -- 1.4%
McDermott International, Inc.*                                                   80,688      2,061,578
                                                                                          ------------
INSURANCE -- 3.9%
ACE, Ltd.                                                                        42,146      2,281,363
Assurant, Inc.                                                                   14,919        820,545
Chubb Corp. (The) (a)                                                            47,948      2,632,345
                                                                                          ------------
                                                                                             5,734,253
                                                                                          ------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Google, Inc. - Class A*                                                           1,638        656,052
                                                                                          ------------
IT SERVICES -- 2.6%
Accenture, Ltd. - Class A (a)                                                    85,179      3,236,802
Cognizant Technology Solutions Corp. - Class A*(a)                               27,239        621,866
                                                                                          ------------
                                                                                             3,858,668
                                                                                          ------------
MACHINERY -- 1.4%
FANUC, Ltd.                                                                       8,200        620,997
Joy Global, Inc. (a)                                                             17,300        780,922
Komatsu, Ltd.                                                                    43,264        703,118
                                                                                          ------------
                                                                                             2,105,037
                                                                                          ------------
MARINE -- 1.3%
Mitsui O.S.K. Lines, Ltd.                                                       106,000        920,944
Nippon Yusen KK                                                                 152,000        989,941
                                                                                          ------------
                                                                                             1,910,885
                                                                                          ------------
METALS & MINING -- 3.5%
BHP Billiton, Ltd.                                                               44,768      1,150,852
Companhia Vale do Rio Doce (ADR)                                                 33,602        643,478
Rio Tinto Plc                                                                    25,668      1,599,239
Titanium Metals Corp. (a)                                                        17,838        202,283
Xstrata Plc                                                                      49,219      1,525,605
                                                                                          ------------
                                                                                             5,121,457
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 10.2%
CONSOL Energy, Inc. (a)                                                          43,425      1,992,773
Exxon Mobil Corp. (a)                                                            53,210      4,132,289
Marathon Oil Corp.                                                               36,192      1,442,975
Occidental Petroleum Corp.                                                       54,997      3,874,539
Peabody Energy Corp. (a)                                                         46,338      2,085,210
Valero Energy Corp.                                                              50,034      1,516,030
                                                                                          ------------
                                                                                            15,043,816
                                                                                          ------------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT      VALUE
--------------------                                                        -----------   ------------
PERSONAL PRODUCTS -- 0.1%
Avon Products, Inc. (a)                                                           3,800   $    157,966
                                                                                          ------------
PHARMACEUTICALS -- 3.3%
Johnson & Johnson                                                                52,081      3,608,172
Shire, Ltd.                                                                      79,645      1,255,435
                                                                                          ------------
                                                                                             4,863,607
                                                                                          ------------
SOFTWARE -- 6.2%
Adobe Systems, Inc.*(a)                                                          59,230      2,337,808
Amdocs, Ltd.*(a)                                                                 22,412        613,641
Autodesk, Inc.*(a)                                                               37,729      1,265,808
Microsoft Corp.                                                                 180,868      4,827,367
                                                                                          ------------
                                                                                             9,044,624
                                                                                          ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
NIKE, Inc. - Class B                                                              8,342        558,080
                                                                                          ------------
TOBACCO -- 0.7%
UST, Inc. (a)                                                                    15,575      1,036,361
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.9%
China Mobile (Hong Kong), Ltd.                                                   99,039        991,419
KDDI Corp.                                                                          309      1,737,662
                                                                                          ------------
                                                                                             2,729,081
                                                                                          ------------
Total Common Stocks
   (Cost $159,486,821)                                                                     138,659,262
                                                                                          ------------
SHORT-TERM INVESTMENTS -- 24.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $8,821,098 on 10/01/08 collateralized by
   $9,010,000 FHLB at 2.428% due 01/13/10 with a value of $9,000,990.       $ 8,821,000      8,821,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)          27,761,542     27,761,542
                                                                                          ------------
Total Short-Term Investments
   (Cost $36,582,542)                                                                       36,582,542
                                                                                          ------------
TOTAL INVESTMENTS -- 119.3% (Cost $196,069,363)                                            175,241,804
                                                                                          ------------
Other Assets and Liabilities (net) -- (19.3)%                                              (28,361,567)
                                                                                          ------------
TOTAL NET ASSETS -- 100.0%                                                                $146,880,237
                                                                                          ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $5,309,136 and $25,994,219 respectively, resulting in a net unrealized depreciation of $20,685,083.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $135,658,721          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      11,821,541           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $147,480,262          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            SHARES          VALUE
--------------------                                                        -------------   -------------
COMMON STOCKS -- 98.0%
AEROSPACE & DEFENSE -- 1.4%
Hexcel Corp. *(a)                                                                 278,747   $   3,816,047
TransDigm Group, Inc. *(a)                                                        185,701       6,356,545
                                                                                            -------------
                                                                                               10,172,592
                                                                                            -------------
AIR FREIGHT & LOGISTICS -- 1.9%
Forward Air Corp. (a)                                                             194,502       5,296,290
Hub Group, Inc. *                                                                 219,616       8,268,542
                                                                                            -------------
                                                                                               13,564,832
                                                                                            -------------
AUTO COMPONENTS -- 0.4%
Tenneco, Inc. *(a)                                                                251,421       2,672,605
                                                                                            -------------
BIOTECHNOLOGY -- 5.4%
Acorda Therapeutics, Inc. *(a)                                                    139,500       3,327,075
BioMarin Pharmaceutical, Inc. *(a)                                                270,278       7,159,664
Cepheid, Inc. *(a)                                                                234,848       3,247,948
Human Genome Sciences, Inc. *(a)                                                  333,380       2,116,963
Martek Biosciences Corp. *(a)                                                     162,832       5,116,182
Myriad Genetics, Inc. *(a)                                                        128,272       8,322,287
OSI Pharmaceuticals, Inc. *                                                        37,115       1,829,398
United Therapeutics Corp. *(a)                                                     64,462       6,779,469
                                                                                            -------------
                                                                                               37,898,986
                                                                                            -------------
CAPITAL MARKETS -- 4.0%
Affiliated Managers Group, Inc. *                                                  81,228       6,729,740
Greenhill & Co., Inc. (a)                                                         115,232       8,498,360
optionsXpress Holdings, Inc. (a)                                                  208,566       4,050,352
Riskmetrics Group, Inc. *(a)                                                      131,802       2,579,365
Stifel Financial Corp. *                                                          119,500       5,963,050
                                                                                            -------------
                                                                                               27,820,867
                                                                                            -------------
CHEMICALS -- 0.7%
Calgon Carbon Corp. *(a)                                                          244,744       4,982,988
                                                                                            -------------
COMMERCIAL & PROFESSIONAL SERVICES -- 3.2%
EnergySolutions (a)                                                               292,009       2,920,090
Fuel Tech, Inc. *(a)                                                              277,133       5,013,336
Interface, Inc. - Class A                                                         426,431       4,848,520
TETRA Technology, Inc. *                                                          391,701       9,424,326
                                                                                            -------------
                                                                                               22,206,272
                                                                                            -------------
COMMERCIAL BANKS -- 1.7%
City National Corp. (a)                                                            57,700       3,133,110
SVB Financial Group *(a)                                                          150,530       8,718,698
                                                                                            -------------
                                                                                               11,851,808
                                                                                            -------------
COMMUNICATIONS EQUIPMENT -- 3.1%
Harmonic, Inc. *                                                                  646,950       5,466,728
Nice Systems, Ltd. (ADR) *                                                        198,830       5,416,129
Polycom, Inc. *                                                                   276,417       6,393,525
Starent Networks Corp. *(a)                                                       328,250       4,247,555
                                                                                            -------------
                                                                                               21,523,937
                                                                                            -------------
CONSTRUCTION & ENGINEERING -- 1.4%
Pike Electric Corp. *(a)                                                          407,852       6,007,660
Quanta Services, Inc. *(a)                                                        135,693       3,665,068
                                                                                            -------------
                                                                                                9,672,728
                                                                                            -------------
CONSTRUCTION MATERIALS -- 1.1%
Eagle Materials, Inc. (a)                                                         171,341       3,832,898

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Texas Industries, Inc. (a)                                                         91,317   $   3,731,213
                                                                                            -------------
                                                                                                7,564,111
                                                                                            -------------
CONTAINERS & PACKAGING -- 1.3%
Greif, Inc.                                                                       135,033       8,860,865
                                                                                            -------------
DIVERSIFIED CONSUMER SERVICES -- 2.3%
DeVry, Inc.                                                                       157,990       7,826,825
Strayer Education, Inc.                                                            42,150       8,440,959
                                                                                            -------------
                                                                                               16,267,784
                                                                                            -------------
ELECTRIC UTILITIES -- 0.8%
ITC Holdings Corp.                                                                116,028       6,006,770
                                                                                            -------------
ELECTRICAL EQUIPMENT -- 1.6%
General Cable Corp. *                                                             161,672       5,760,373
Regal-Beloit Corp. (a)                                                            133,678       5,683,989
                                                                                            -------------
                                                                                               11,444,362
                                                                                            -------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%
Cogent, Inc. *(a)                                                                 499,599       5,105,902
Coherent, Inc. *                                                                  220,757       7,847,911
Tech Data Corp. *                                                                 195,985       5,850,152
                                                                                            -------------
                                                                                               18,803,965
                                                                                            -------------
ENERGY EQUIPMENT & SERVICES -- 3.9%
Dril-Quip, Inc. *                                                                 166,159       7,209,639
FMC Technologies, Inc. *                                                          120,218       5,596,148
ION Geophysical Corp. *(a)                                                        432,629       6,139,005
Unit Corp. *                                                                      165,741       8,257,217
                                                                                            -------------
                                                                                               27,202,009
                                                                                            -------------
FOOD PRODUCTS -- 1.2%
Ralcorp Holdings, Inc. *                                                          127,433       8,590,258
                                                                                            -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
Gen-Probe, Inc. *                                                                 115,594       6,132,262
Insulet Corp. *(a)                                                                235,300       3,275,376
Mentor Corp. (a)                                                                  140,060       3,341,831
Meridian Bioscience, Inc.                                                         204,400       5,935,776
NuVasive, Inc. *                                                                  241,875      11,931,694
Wright Medical Group, Inc. *                                                      286,771       8,729,309
Zoll Medical Corp. *(a)                                                           169,225       5,537,042
                                                                                            -------------
                                                                                               44,883,290
                                                                                            -------------
HEALTH CARE PROVIDERS & SERVICES -- 4.0%
Chemed Corp.                                                                      140,489       5,768,478
inVentiv Health, Inc. *                                                           205,123       3,622,472
LifePoint Hospitals, Inc. *(a)                                                    203,891       6,553,057
Pediatrix Medical Group, Inc. *                                                   111,309       6,001,781
Pharmerica Corp. *                                                                 11,479         258,163
VCA Antech, Inc. *                                                                206,908       6,097,579
                                                                                            -------------
                                                                                               28,301,530
                                                                                            -------------
HEALTH CARE TECHNOLOGY -- 1.1%
Eclipsys Corp. *(a)                                                               357,922       7,498,466
                                                                                            -------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
Buffalo Wild Wings, Inc. *(a)                                                     167,745       6,750,059
Choice Hotels International, Inc. (a)                                             148,008       4,011,017
Jack in the Box, Inc. *                                                           265,019       5,591,901
P.F. Chang's China Bistro, Inc. *(a)                                              165,619       3,898,671
                                                                                            -------------
                                                                                               20,251,648
                                                                                            -------------
HOUSEHOLD PRODUCTS -- 1.2%
Church & Dwight Co., Inc. (a)                                                     139,892       8,685,894
                                                                                            -------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

INSURANCE -- 1.2%
National Financial Partners Corp. (a)                                             152,941   $   2,294,115
ProAssurance Corp. *                                                              107,113       5,998,328
                                                                                            -------------
                                                                                                8,292,443
                                                                                            -------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Bankrate, Inc. *(a)                                                               137,182       5,337,752
DealerTrack Holdings, Inc. *(a)                                                   192,083       3,234,678
Omniture, Inc. *(a)                                                               128,031       2,350,649
Websense, Inc. *                                                                  223,447       4,994,040
                                                                                            -------------
                                                                                               15,917,119
                                                                                            -------------
IT SERVICES -- 3.4%
Euronet Worldwide, Inc. *(a)                                                      293,267       4,906,357
Global Payments, Inc.                                                             112,451       5,044,552
NeuStar, Inc.- Class A *(a)                                                       230,607       4,586,773
SRA International, Inc. *                                                         225,017       5,092,135
Syntel, Inc. (a)                                                                  172,121       4,216,964
                                                                                            -------------
                                                                                               23,846,781
                                                                                            -------------
LIFE SCIENCES TOOLS & SERVICES -- 2.7%
Affymetrix, Inc. *                                                                266,613       2,063,584
AMAG Pharmaceuticals, Inc. *(a)                                                    78,178       3,027,834
PAREXEL International Corp. *(a)                                                  230,130       6,595,526
Varian, Inc. *                                                                    166,712       7,151,945
                                                                                            -------------
                                                                                               18,838,889
                                                                                            -------------
MACHINERY -- 3.7%
Barnes Group, Inc. (a)                                                            209,450       4,235,079
Bucyrus International, Inc.                                                       118,707       5,303,829
Dynamic Materials Corp. (a)                                                       155,111       3,600,126
Lindsay Co. (a)                                                                    80,682       5,869,615
Wabtec Corp.                                                                      142,268       7,288,390
                                                                                            -------------
                                                                                               26,297,039
                                                                                            -------------
MARINE -- 0.3%
American Commercial Lines, Inc. *(a)                                              224,562       2,389,340
                                                                                            -------------
MEDIA -- 2.3%
Live Nation, Inc. *(a)                                                            272,148       4,427,848
Marvel Entertainment, Inc. *(a)                                                   254,691       8,695,151
National CineMedia, Inc. (a)                                                      269,907       2,982,472
                                                                                            -------------
                                                                                               16,105,471
                                                                                            -------------
METALS & MINING -- 0.4%
Carpenter Technology Corp.                                                        122,895       3,152,257
                                                                                            -------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. *(a)                                                               213,220       5,933,913
                                                                                            -------------
OIL, GAS & CONSUMABLE FUELS -- 4.6%
Arena Resources, Inc. *                                                           213,202       8,282,898
Bill Barrett Corp. *                                                              199,679       6,411,693
Carrizo Oil & Gas, Inc. *                                                         177,973       6,455,081
Goodrich Petroleum Corp. *                                                        131,233       5,720,446
Whiting Petroleum Corp. *                                                          72,328       5,154,093
                                                                                            -------------
                                                                                               32,024,211
                                                                                            -------------
PHARMACEUTICALS -- 2.2%
Medicines Co. (The) *(a)                                                          257,628       5,982,122
Sciele Pharma, Inc. (a)                                                           299,942       9,235,214
                                                                                            -------------
                                                                                               15,217,336
                                                                                            -------------
PROFESSIONAL SERVICES -- 1.4%
CoStar Group, Inc. *(a)                                                           182,839       8,299,062

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                          PAR AMOUNT        VALUE
--------------------                                                        -------------   -------------
Korn/Ferry International *                                                         79,278   $   1,412,734
                                                                                            -------------
                                                                                                9,711,796
                                                                                            -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.1%
BioMed Realty Trust, Inc.                                                         293,263       7,756,806
                                                                                            -------------
ROAD & RAIL -- 1.0%
Knight Transportation, Inc. (a)                                                   401,673       6,816,391
                                                                                            -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.0%
Advanced Energy Industries, Inc. *                                                228,384       3,124,293
Diodes, Inc. *(a)                                                                 236,181       4,357,539
Hittite Microwave Corp. *                                                         157,996       5,308,666
Microsemi Corp. *(a)                                                              235,099       5,990,323
Power Integrations, Inc. *(a)                                                     194,353       4,683,907
Silicon Laboratories, Inc. *(a)                                                   197,726       6,070,188
Varian Semiconductor Equipment Associates, Inc. *                                 230,090       5,779,861
                                                                                            -------------
                                                                                               35,314,777
                                                                                            -------------
SOFTWARE -- 7.2%
ANSYS, Inc. *                                                                     169,911       6,434,529
Aspen Technology, Inc. *                                                          471,272       5,985,154
Blackboard, Inc. *                                                                213,147       8,587,693
Informatica Corp. *                                                               347,035       4,507,985
JDA Software Group, Inc. *                                                        220,151       3,348,497
Lawson Software, Inc. *                                                           663,072       4,641,504
Manhattan Associates, Inc. *(a)                                                   261,901       5,850,868
Quality Systems, Inc. (a)                                                         189,700       8,016,722
THQ, Inc. *(a)                                                                    288,106       3,468,796
                                                                                            -------------
                                                                                               50,841,748
                                                                                            -------------
SPECIALTY RETAIL -- 2.2%
AnnTaylor Stores Corp. *                                                          235,794       4,866,788
Dick's Sporting Goods, Inc. *(a)                                                   82,984       1,624,827
HOT Topic, Inc. *                                                                 584,273       3,862,044
Zumiez, Inc. *(a)                                                                 298,420       4,917,962
                                                                                            -------------
                                                                                               15,271,621
                                                                                            -------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
Warnaco Group, Inc. *                                                             189,931       8,601,975
                                                                                            -------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
WESCO International, Inc. *                                                       113,814       3,662,534
                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
SBA Communications Corp. *                                                        214,642       5,552,789
                                                                                            -------------
Total Common Stocks
   (Cost $727,984,520)                                                                        688,273,803
                                                                                            -------------
SHORT-TERM INVESTMENTS -- 27.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at      $  16,593,000      16,593,000
   1.000% to be repurchased at $16,593,461 on 10/01/08 collateralized by
   $16,720,000 FNMA at 5.500% due 12/14/22 with a value of $16,927,328.
State Street Navigator Securities Lending Trust Prime Portfolio (b)           176,970,238     176,970,238
                                                                                            -------------
Total Short-Term Investments
   (Cost $193,563,238)                                                                        193,563,238
                                                                                            -------------
TOTAL INVESTMENTS -- 125.6% (Cost $921,547,758)                                               881,837,041
                                                                                            -------------
Other Assets and Liabilities (net) -- (25.6)%                                                (179,966,389)
                                                                                            -------------
TOTAL NET ASSETS -- 100.0%                                                                  $ 701,870,652
                                                                                            =============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $73,982,195 and $113,699,522 respectively, resulting in a net unrealized depreciation of $39,717,327.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $704,866,803          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------    ---------------
TOTAL                                            $704,866,803          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                   PAR
SECURITY DESCRIPTION                                                              AMOUNT        VALUE
--------------------                                                           -----------   -----------
DOMESTIC BONDS & DEBT SECURITIES -- 35.2%
AUTOMOBILES  -- 0.2%
Ford Motor Co. 7.450%, due 07/16/31                                            $   200,000   $    87,000
GMAC LLC 6.875%, due 09/15/11                                                      200,000        89,285
                                                                                             -----------
                                                                                                 176,285
                                                                                             -----------
BUILDING PRODUCTS  -- 0.2%
Nortek, Inc. 10.000%, due 12/01/13 (144A) (a)                                      200,000       177,000
                                                                                             -----------
CAPITAL MARKETS  -- 0.6%
Lehman Brothers Holdings, Inc. 6.200%, due 09/26/14                                350,000        45,500
Merrill Lynch & Co., Inc. 6.875%, due 04/25/18                                     500,000       454,482
                                                                                             -----------
                                                                                                 499,982
                                                                                             -----------
CHEMICALS  -- 0.2%
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A) (a)                           158,000       118,466
                                                                                             -----------
COMMERCIAL & PROFESSIONAL SERVICES  -- 2.0%
Allied Waste North America, Inc. 6.125%, due 02/15/14                              750,000       693,750
Hertz Corp. 8.875%, due 01/01/14                                                   500,000       433,750
Hertz Corp. - Class A 10.500%, due 01/01/16                                        500,000       420,000
                                                                                             -----------
                                                                                               1,547,500
                                                                                             -----------
COMMERCIAL BANKS  -- 1.0%
Wells Fargo Capital XIII 7.700%, due 12/29/49                                      300,000       261,840
Wells Fargo Capital XV 9.750%, due 12/31/49                                        500,000       485,467
                                                                                             -----------
                                                                                                 747,307
                                                                                             -----------
COMPUTERS & PERIPHERALS  -- 0.3%
SunGard Data Systems, Inc. 9.125%, due 08/15/13                                    250,000       226,250
                                                                                             -----------
CONSUMER FINANCE  -- 3.5%
American Express Credit Corp. 7.300%, due 08/20/13                                 500,000       482,747
Ford Motor Credit Co. LLC
   7.375%, due 10/28/09                                                            750,000       603,112
   7.875%, due 06/15/10                                                          1,200,000       916,320
   9.750%, due 09/15/10                                                          1,000,000       717,363
                                                                                             -----------
                                                                                               2,719,542
                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES  -- 4.0%
Bank of America Corp. 8.125%, due 12/29/49                                         500,000       404,595
General Motors Acceptance Corp.
   5.625%, due 05/15/09                                                          1,000,000       714,604
   8.000%, due 11/01/31                                                          1,000,000       598,911
JPMorgan Chase & Co. 7.900%, due 12/31/49                                        1,100,000       928,544
Petroplus Finance, Ltd. 6.750%, due 05/01/14 (144A) (a)                            500,000       425,000
Washington Mutual Preferred Funding LLC 9.750%, due 10/29/49 (144A) (a)            100,000           625
                                                                                             -----------
                                                                                               3,072,279
                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.2%
Nortel Networks, Ltd. 10.750%, due 07/15/16 (144A) (a)                             300,000       185,250
                                                                                             -----------
ELECTRIC UTILITIES  -- 2.7%
Public Service Co. of New Mexico 7.950%, due 05/15/18                              200,000       189,090

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (144A) (a)   $ 2,100,000   $ 1,905,750
                                                                                             -----------
                                                                                               2,094,840
                                                                                             -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS  -- 0.6%
Sanmina-SCI Corp. 6.750%, due 03/01/13                                             500,000       440,000
                                                                                             -----------
HEALTH CARE PROVIDERS & SERVICES  -- 4.8%
Community Health Systems, Inc. 8.875%, due 07/15/15                                700,000       668,500
DaVita, Inc. 7.250%, due 03/15/15                                                  200,000       191,000
HCA, Inc. 6.375%, due 01/15/15                                                     750,000       594,375
Tenet Healthcare Corp. 9.250%, due 02/01/15                                      2,400,000     2,280,000
                                                                                             -----------
                                                                                               3,733,875
                                                                                             -----------
HOTELS, RESTAURANTS & LEISURE  -- 0.2%
MGM MIRAGE, Inc. 6.750%, due 04/01/13                                              200,000       157,000
                                                                                             -----------
HOUSEHOLD DURABLES  -- 0.1%
KB HOME 6.375%, due 08/15/11                                                       100,000        91,000
                                                                                             -----------
INSURANCE  -- 0.9%
American International Group, Inc.
   8.250%, due 08/15/18 (144A)(a)                                                  500,000       290,883
   8.175%, due 05/15/58 (144A)(a)                                                  300,000        48,082
Liberty Mutual Group, Inc. 10.750%, due 06/15/58 (144A) (a)                        500,000       360,603
                                                                                             -----------
                                                                                                 699,568
                                                                                             -----------
IT SERVICES  -- 0.4%
Freescale Semiconductor, Inc. 8.875%, due 12/15/14                                 500,000       347,500
                                                                                             -----------
MACHINERY  -- 0.6%
Terex Corp. 8.000%, due 11/15/17                                                   500,000       457,500
                                                                                             -----------
MANUFACTURING  -- 0.3%
RBS Global, Inc./Rexnord Corp. 9.500%, due 08/01/14                                250,000       236,250
                                                                                             -----------
MEDIA  -- 4.0%
Cablevision Systems Corp. 8.000%, due 04/15/12                                     425,000       401,625
CCH I Holdings LLC 11.750%, due 05/15/14                                           500,000       195,000
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15                                700,000       465,500
CCH II LLC/CCH II Capital Corp. 10.250%, due 09/15/10                            1,000,000       905,000
Dex Media, Inc. 8.000%, due 11/15/13                                                50,000        23,250
DirecTV Holdings LLC/DirecTV Financing Co. 7.625%, due 05/15/16 (144A) (a)         200,000       182,000
EchoStar DBS Corp. 7.750%, due 05/31/15                                            500,000       426,250
R.H. Donnelley Corp.
   8.875%, due 01/15/16-10/15/17                                                 1,100,000       379,500
   6.875%, due 01/15/13                                                            250,000        98,750
                                                                                             -----------
                                                                                               3,076,875
                                                                                             -----------
MULTILINE RETAIL  -- 0.1%
Dollar General Corp. 10.625%, due 07/15/15                                          50,000        49,500
                                                                                             -----------
OIL & GAS EXPLORATION & PRODUCTION  -- 0.2%
Sabine Pass LNG LP 7.250%, due 11/30/13                                            150,000       119,250
                                                                                             -----------
OIL, GAS & CONSUMABLE FUELS  -- 6.1%
Chesapeake Energy Corp.
   6.500%, due 08/15/17                                                            400,000       352,000
   7.250%, due 12/15/18                                                          1,000,000       925,000
Dynegy Holdings, Inc.
   6.875%, due 04/01/11                                                            500,000       457,500
   8.375%, due 05/01/16                                                            750,000       656,250
   7.750%, due 06/01/19                                                            200,000       161,000
El Paso Corp. 7.250%, due 06/01/18                                                 500,000       467,500
Mariner Energy, Inc. 7.500%, due 04/15/13                                          200,000       178,000

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                 SHARES/
SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                           -----------   -----------
Newfield Exploration Co. 6.625%, due 04/15/16                                  $   500,000   $   447,500
PetroHawk Energy Corp. 7.875%, due 06/01/15 (144A) (a)                             700,000       612,500
Plains Exploration & Production Co. 7.750%, due 06/15/15                           500,000       462,500
                                                                                             -----------
                                                                                               4,719,750
                                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 1.3%
Host Marriott LP 6.375%, due 03/15/15                                              700,000       572,250
iStar Financial, Inc.
   5.150%, due 03/01/12                                                            500,000       250,167
   8.625%, due 06/01/13                                                            350,000       182,144
                                                                                             -----------
                                                                                               1,004,561
                                                                                             -----------
SOFTWARE  -- 0.6%
First Data Corp. 9.875%, due 09/24/15 (144A) (a)                                   550,000       432,438
                                                                                             -----------
UTILITIES  -- 0.1%
Energy Future Holdings Corp. 10.875%, due 11/01/17 (144A) (a)                      100,000        90,750
                                                                                             -----------
Total Domestic Bonds & Debt Securities
   (Cost $31,693,116)                                                                         27,220,518
                                                                                             -----------
CONVERTIBLE BONDS -- 0.3%
PHARMACEUTICALS  -- 0.3%
Mylan, Inc. 3.750%, due 09/15/15 (144A) (a)
   (Cost -- $250,000)                                                              250,000       244,638
                                                                                             -----------
Total Convertible Bond
   (Cost $250,000)                                                                               244,638
                                                                                             -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.0%
Federal National Mortgage Assoc. 5.000%, due 04/01/38                            3,990,607     3,891,617
                                                                                             -----------
Total U.S. Government & Agency Obligations
   (Cost $3,730,282)                                                                           3,891,617
                                                                                             -----------

LOAN PARTICIPATION -- 1.2%
Clear Channel Communications 6.108%, due 11/13/15                                  881,000       735,635
Idearc, Inc. 1.000%, due 11/17/13                                                  301,700       222,503
                                                                                             -----------
                                                                                                 958,138
                                                                                             -----------
Total Loan Participation
   (Cost $954,634)                                                                               958,138
                                                                                             -----------
COMMON STOCKS -- 27.9%
CAPITAL MARKETS  -- 0.3%
Goldman Sachs Group, Inc. (The) (144A) (a)                                           5,000       218,334
                                                                                             -----------
CHEMICALS  -- 0.4%
Dow Chemical Co. (The)                                                              10,000       317,800
                                                                                             -----------
COMMERCIAL BANKS  -- 1.4%
HSBC Holdings Plc                                                                   37,000       600,018
Wells Fargo & Co.                                                                   12,000       450,360
                                                                                             -----------
                                                                                               1,050,378
                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES  -- 1.4%
Bank of America Corp.                                                               30,000     1,050,000
                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 1.9%
AT&T, Inc.                                                                          30,000       837,600
Verizon Communications, Inc.                                                        20,000       641,800
                                                                                             -----------
                                                                                               1,479,400
                                                                                             -----------
ELECTRIC UTILITIES  -- 7.4%
American Electric Power Co., Inc.                                                   12,000       444,360
Duke Energy Corp.                                                                   60,000     1,045,800
FirstEnergy Corp.                                                                   10,000       669,900
FPL Group, Inc.                                                                      7,500       377,250
Pinnacle West Capital Corp.                                                         12,000       412,920
Progress Energy, Inc.                                                                8,000       345,040
Southern Co.                                                                        30,000     1,130,700
TECO Energy, Inc.                                                                   25,000       393,250

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Xcel Energy, Inc.                                                                   43,900   $   877,561
                                                                                             -----------
                                                                                               5,696,781
                                                                                             -----------
GAS UTILITIES  -- 0.6%
AGL Resources, Inc.                                                                 15,000       470,700
                                                                                             -----------
INDUSTRIAL CONGLOMERATES  -- 0.5%
General Electric Co.                                                                15,000       382,500
                                                                                             -----------
MULTI-UTILITIES  -- 4.9%
Ameren Corp.                                                                        10,000       390,300
Consolidated Edison, Inc.                                                           10,000       429,600
Dominion Resources, Inc.                                                            15,000       641,700
PG&E Corp.                                                                          30,000     1,123,500
Public Service Enterprise Group, Inc.                                               15,000       491,850
Sempra Energy                                                                       14,100       711,627
                                                                                             -----------
                                                                                               3,788,577
                                                                                             -----------
MULTILINE RETAIL  -- 0.2%
Target Corp.                                                                         4,000       196,200
                                                                                             -----------
OIL, GAS & CONSUMABLE FUELS  -- 3.5%
Canadian Oil Sands Trust                                                            30,000     1,097,085
Chevron Corp.                                                                       10,000       824,800
ConocoPhillips                                                                      10,000       732,500
Spectra Energy Corp.                                                                 1,000        23,800
                                                                                             -----------
                                                                                               2,678,185
                                                                                             -----------
PHARMACEUTICALS  -- 3.7%
Bristol-Myers Squibb Co.                                                            15,000       312,750
Merck & Co., Inc.                                                                   35,000     1,104,600
Pfizer, Inc.                                                                        80,000     1,475,200
                                                                                             -----------
                                                                                               2,892,550
                                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.7%
Duke Realty Corp.                                                                   20,500       503,890
iStar Financial, Inc.                                                               21,300        55,380
                                                                                             -----------
                                                                                                 559,270
                                                                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 0.7%
Intel Corp.                                                                         30,000       561,900
                                                                                             -----------
SPECIALTY RETAIL  -- 0.3%
Home Depot, Inc. (The)                                                              10,000       258,900
                                                                                             -----------
Total Common Stocks
   (Cost $23,073,710)                                                                         21,601,475
                                                                                             -----------
PREFERRED STOCKS -- 0.1%
THRIFTS & MORTGAGE FINANCE  -- 0.1%
Federal Home Loan Mortgage Corp. 8.375%, due 12/31/12                               10,300        19,364
Federal National Mortgage Assoc. 8.250%, due 12/31/10                                6,900        15,042
                                                                                             -----------
                                                                                                  34,406
                                                                                             -----------
Total Preferred Stocks
   (Cost $425,350)                                                                                34,406
                                                                                             -----------
CONVERTIBLE PREFERRED STOCKS -- 2.9%
AUTOMOBILES  -- 0.2%
General Motors Corp. 6.250%, due 07/15/33                                           15,000       120,000
                                                                                             -----------
CAPITAL MARKETS  -- 0.2%
Legg Mason, Inc. 7.000%, due 06/30/11                                                5,000       175,000
Lehman Brothers Holdings, Inc.
   8.750%, due 07/01/11                                                                500           250
   7.250%, due 12/31/49                                                                700           700

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                 SHARES/
SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                           -----------   -----------
                                                                                             -----------
                                                                                             $   175,950
                                                                                             -----------
COMMERCIAL BANKS  -- 0.2%
Wachovia Corp. 7.500%, due 12/31/49                                                    500       192,500
                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES  -- 1.1%
Bank of America Corp. 7.250%, due 12/31/49                                             500       419,000
Citigroup, Inc. 6.500%, due 12/31/49                                                10,000       410,000
                                                                                             -----------
                                                                                                 829,000
                                                                                             -----------
INSURANCE  -- 0.0%
American International Group, Inc. 8.500%, due 08/01/11                              3,975        34,145
                                                                                             -----------
MULTI-UTILITIES  -- 0.4%
CMS Energy Trust I 7.750%, due 07/15/27                                              6,500       289,798
                                                                                             -----------
PHARMACEUTICALS  -- 0.6%
Schering-Plough Corp. 6.000%, due 08/13/10                                           2,750       475,805
                                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.2%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49                                     10,000       121,875
                                                                                             -----------
THRIFTS & MORTGAGE FINANCE  -- 0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11                                3,800         9,272
Washington Mutual, Inc. 7.750%, due 12/31/49                                           200            56
                                                                                             -----------
                                                                                                   9,328
                                                                                             -----------
Total Convertible Preferred Stocks
   (Cost $4,431,219)                                                                           2,248,401
                                                                                             -----------
SHORT-TERM INVESTMENTS -- 28.3%
Federal Home Loan Bank
   0.000%, due 10/01/08 (b)                                                    $ 2,985,000     2,985,000
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $18,934,210 on 10/01/08 collateralized by
   $19,220,000 FHLB at 2.584% due 01/08/09 with a value of $19,316,100.         18,934,000    18,934,000
                                                                                             -----------
Total Short-Term Investments
   (Cost $21,919,000)                                                                         21,919,000
                                                                                             -----------
TOTAL INVESTMENTS -- 100.9% (Cost $86,477,311#)                                               78,118,193
                                                                                             -----------
Other Assets and Liabilities (net) -- (0.9)%                                                    (677,993)
                                                                                             -----------
TOTAL NET ASSETS -- 100.0%                                                                   $77,440,200
                                                                                             ===========

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $641,808 and $9,000,926 respectively, resulting in a net unrealized depreciation of $8,359,118.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $5,292,319 of net assets.
(b) Zero coupon bond - Interest rate represents current yield to maturity. FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   --------------
LEVEL 1 - QUOTED PRICES                           $44,493,360           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      33,624,833            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   --------------
TOTAL                                             $78,118,193           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES        VALUE
--------------------                                                        -----------   -----------
COMMON STOCKS -- 86.2%
AEROSPACE & DEFENSE -- 0.1%
GenCorp, Inc. *                                                                  11,327   $    76,344
                                                                                          -----------
AIR FREIGHT & LOGISTICS -- 1.2%
Deutsche Post AG                                                                 37,822       797,943
TNT N.V.                                                                         10,765       301,131
                                                                                          -----------
                                                                                            1,099,074
                                                                                          -----------
AIRLINES -- 0.2%
ACE Aviation Holdings, Inc. - Class A *                                           7,580        56,212
Northwest Airlines Corp. *                                                       16,396       148,056
                                                                                          -----------
                                                                                              204,268
                                                                                          -----------
AUTO COMPONENTS -- 0.6%
Goodyear Tire & Rubber Co. (The) *                                               25,092       384,158
Lear Corp. *                                                                     13,402       140,721
                                                                                          -----------
                                                                                              524,879
                                                                                          -----------
AUTOMOBILES -- 0.8%
DaimlerChrysler AG                                                                7,046       356,168
Harley-Davidson, Inc.                                                             9,990       372,627
                                                                                          -----------
                                                                                              728,795
                                                                                          -----------
BEVERAGES -- 4.5%
Anheuser-Busch Cos., Inc.                                                        15,874     1,029,905
Brown-Forman Corp. - Class B                                                      4,366       313,522
Carlsberg A.S. - Class B                                                          4,918       376,088
Coca-Cola Enterprises, Inc.                                                      47,647       799,040
Dr. Pepper Snapple Group, Inc. *                                                 22,595       598,316
Pernod Ricard S.A.                                                               10,366       911,494
                                                                                          -----------
                                                                                            4,028,365
                                                                                          -----------
BIOTECHNOLOGY -- 0.6%
Genentech, Inc. *                                                                 6,506       576,952
                                                                                          -----------
BUILDING PRODUCTS -- 0.5%
Owens Corning, Inc. *                                                            19,654       469,927
                                                                                          -----------
CAPITAL MARKETS -- 0.4%
Goldman Sachs Group, Inc. (The)                                                   2,620       335,360
Legg Mason, Inc.                                                                    214         8,145
                                                                                          -----------
                                                                                              343,505
                                                                                          -----------
CHEMICALS -- 1.1%
Huntsman Corp.                                                                    1,007        12,688
Koninklijke DSM N.V.                                                              9,120       429,516
Linde AG                                                                          2,486       266,648
Rohm and Haas Co.                                                                 4,666       326,620
                                                                                          -----------
                                                                                            1,035,472
                                                                                          -----------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.0%
Suez Environnement S.A. *                                                           536        13,364
                                                                                          -----------
COMMERCIAL BANKS -- 2.2%
Banco Popolare Societa Cooperativa                                               20,680       322,296
Danske Bank A.S.                                                                 25,402       613,014
Fifth Third Bancorp                                                               6,500        77,350
Intesa Sanpaolo                                                                  78,202       426,961
Societe Generale                                                                  5,929       538,298
                                                                                          -----------
                                                                                            1,977,919
                                                                                          -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Motorola, Inc.                                                                   96,409       688,360

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Telefonaktiebolaget LM Ericsson                                                  38,219   $   358,943
                                                                                          -----------
                                                                                            1,047,303
                                                                                          -----------
COMPUTERS & PERIPHERALS -- 1.5%
Dell, Inc. *                                                                     81,130     1,337,022
                                                                                          -----------
CONSUMER FINANCE -- 0.4%
American Express Co.                                                             11,125       394,159
                                                                                          -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Hillenbrand, Inc.                                                                 8,217       165,655
                                                                                          -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.6%
CIT Group, Inc.                                                                  41,663       289,974
JPMorgan Chase & Co.                                                             25,218     1,177,681
                                                                                          -----------
                                                                                            1,467,655
                                                                                          -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
Koninklijke (Royal) KPN N.V.                                                     29,811       429,754
Qwest Communications International, Inc.                                         27,650        89,310
Telefonica S.A.                                                                  24,199       578,589
                                                                                          -----------
                                                                                            1,097,653
                                                                                          -----------
ELECTRIC UTILITIES -- 1.9%
E. On AG                                                                         10,641       538,991
Entergy Corp.                                                                     4,825       429,473
Exelon Corp.                                                                     12,163       761,647
                                                                                          -----------
                                                                                            1,730,111
                                                                                          -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.9%
Tyco Electronics, Ltd.                                                           29,253       809,138
                                                                                          -----------
ENERGY EQUIPMENT & SERVICES -- 2.1%
Baker Hughes, Inc.                                                                8,871       537,050
Exterran Holdings, Inc. *                                                        13,705       438,012
Pride International, Inc. *                                                      10,456       309,602
Transocean, Inc. *                                                                5,401       593,246
                                                                                          -----------
                                                                                            1,877,910
                                                                                          -----------
FOOD & STAPLES RETAILING -- 3.3%
Carrefour S.A.                                                                   15,245       719,640
CVS Caremark Corp.                                                               49,475     1,665,328
Kroger Co. (The)                                                                 21,564       592,579
                                                                                          -----------
                                                                                            2,977,547
                                                                                          -----------
FOOD PRODUCTS -- 4.6%
Cadbury Plc                                                                      65,183       657,260
Groupe Danone                                                                     6,680       473,426
Kraft Foods, Inc. - Class A                                                      32,535     1,065,521
Nestle S.A.                                                                      33,076     1,437,125
Wm. Wrigley Jr. Co.                                                               6,424       510,066
                                                                                          -----------
                                                                                            4,143,398
                                                                                          -----------
GAS UTILITIES -- 0.4%
GDF Suez                                                                          6,736       352,528
                                                                                          -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Hill-Rom Holdings, Inc.                                                           8,368       253,634
                                                                                          -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
Quest Diagnostics, Inc.                                                           9,891       511,068
Tenet Healthcare Corp. *                                                        149,972       832,345
                                                                                          -----------
                                                                                            1,343,413
                                                                                          -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc.                                                 15,184       368,971
                                                                                          -----------

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

INDUSTRIAL CONGLOMERATES -- 4.4%
Keppel Corp., Ltd.                                                               81,408   $   453,103
Koninklijke (Royal) Philips Electronics N.V.                                     22,610       619,196
Orkla A.S.A.                                                                    125,435     1,149,719
Siemens AG                                                                       10,492       984,895
Tyco International, Ltd.                                                         21,578       755,662
                                                                                          -----------
                                                                                            3,962,575
                                                                                          -----------
INSURANCE -- 9.0%
ACE, Ltd.                                                                         4,427       239,633
Allianz SE                                                                        3,223       443,346
Berkshire Hathaway, Inc. - Class B *                                                782     3,436,890
Conseco, Inc. *                                                                  21,710        76,419
Old Republic International Corp.                                                 35,980       458,745
Prudential Financial, Inc.                                                        8,381       603,432
Travelers Cos., Inc. (The)                                                        7,999       361,555
White Mountains Insurance Group, Ltd.                                             4,296     2,018,046
Zurich Financial Services AG                                                      1,800       501,222
                                                                                          -----------
                                                                                            8,139,288
                                                                                          -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Yahoo!, Inc. *                                                                   15,129       261,732
                                                                                          -----------
IT SERVICES -- 0.9%
Alliance Data Systems Corp. *                                                    12,481       791,046
                                                                                          -----------
LEISURE EQUIPMENT & PRODUCTS -- 2.2%
Eastman Kodak Co.                                                                50,487       776,490
Mattel, Inc.                                                                     69,376     1,251,543
                                                                                          -----------
                                                                                            2,028,033
                                                                                          -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.2%
MDS, Inc. *                                                                      15,781       189,241
                                                                                          -----------
MACHINERY -- 0.3%
SKF AB - Class B                                                                 22,127       282,705
                                                                                          -----------
MARINE -- 0.7%
A.P. Moller - Maersk A.S. - Class B                                                  76       664,017
                                                                                          -----------
MEDIA -- 6.8%
Comcast Corp. - Class A                                                         117,469     2,316,489
News Corp. - Class A                                                            133,101     1,595,881
Time Warner Cable, Inc. - Class A *                                              12,424       300,661
Time Warner, Inc.                                                                88,310     1,157,744
Viacom, Inc. - Class B *                                                         31,100       772,524
                                                                                          -----------
                                                                                            6,143,299
                                                                                          -----------
METALS & MINING -- 1.8%
AK Steel Holding Corp.                                                           13,215       342,533
Alcoa, Inc.                                                                      33,439       755,052
Cleveland-Cliffs, Inc.                                                            9,415       498,430
                                                                                          -----------
                                                                                            1,596,015
                                                                                          -----------
MULTI-UTILITIES -- 0.7%
RWE AG                                                                            6,650       639,512
                                                                                          -----------
OIL, GAS & CONSUMABLE FUELS -- 3.1%
BP Plc                                                                           50,559       421,461
Marathon Oil Corp.                                                               15,551       620,018
Noble Energy, Inc.                                                                6,873       382,070
Royal Dutch Shell Plc - Class A *                                                30,772       891,484
Total S.A.                                                                        7,750       467,648
                                                                                          -----------
                                                                                            2,782,681
                                                                                          -----------
PAPER & FOREST PRODUCTS -- 4.3%
Domtar Corp. *                                                                   92,963       427,630

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                              SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT      VALUE
--------------------                                                        -----------   -----------
International Paper Co.                                                          55,993   $ 1,465,897
Weyerhaeuser Co.                                                                 32,694     1,980,602
                                                                                          -----------
                                                                                            3,874,129
                                                                                          -----------
PHARMACEUTICALS -- 2.7%
Bristol-Myers Squibb Co.                                                         22,876       476,965
Novartis AG                                                                      12,476       655,536
Pfizer, Inc.                                                                     46,824       863,434
Valeant Pharmaceuticals International *                                          20,696       423,647
                                                                                          -----------
                                                                                            2,419,582
                                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.4%
Alexander's, Inc. *                                                               1,903       761,200
Link (The)                                                                       94,607       195,706
Ventas, Inc.                                                                      5,968       294,939
                                                                                          -----------
                                                                                            1,251,845
                                                                                          -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Forestar Real Estate Group, Inc. *                                                7,534       111,126
St. Joe Co. (The) *                                                               6,142       240,091
                                                                                          -----------
                                                                                              351,217
                                                                                          -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
LSI Corp. *                                                                     142,403       763,280
Maxim Integrated Products, Inc.                                                  34,440       623,364
                                                                                          -----------
                                                                                            1,386,644
                                                                                          -----------
SOFTWARE -- 1.9%
Microsoft Corp.                                                                  63,967     1,707,279
                                                                                          -----------
SPECIALTY RETAIL -- 0.7%
Home Depot, Inc.  (The)                                                          24,473       633,606
                                                                                          -----------
TOBACCO -- 8.8%
Altria Group, Inc.                                                               30,473       604,584
British American Tobacco Plc                                                     63,272     2,070,217
Imperial Tobacco Group Plc                                                       53,478     1,720,523
Japan Tobacco, Inc.                                                                 159       601,012
KT&G Corp.                                                                        6,348       473,032
Lorillard, Inc.                                                                   2,199       156,459
Philip Morris International, Inc.                                                 7,405       356,181
Reynolds American, Inc.                                                          28,157     1,368,993
UST, Inc.                                                                         8,723       580,428
                                                                                          -----------
                                                                                            7,931,429
                                                                                          -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Sprint Nextel Corp.                                                              60,971       371,923
                                                                                          -----------
Total Common Stocks
   (Cost $87,708,585)                                                                      77,852,759
                                                                                          -----------
SHORT-TERM INVESTMENTS -- 15.8%
Federal Home Loan Bank
   0.000%, due 10/01/08 (a)                                                 $11,200,000    11,200,000
   0.500%, due 10/02/08 (a)                                                   3,000,000     2,999,956
U.S. Treasury Bill 1.730%, due 11/20/08                                         100,000        99,760
                                                                                          -----------
Total Short-Term Investments
   (Cost $14,299,716)                                                                      14,299,716
                                                                                          -----------
TOTAL INVESTMENTS -- 102.0% (Cost $102,008,301#)                                           92,152,475
                                                                                          -----------
Other Assets and Liabilities (net) -- (2.0)%                                               (1,790,127)
                                                                                          -----------
TOTAL NET ASSETS -- 100.0%                                                                $90,362,348
                                                                                          ===========

PORTFOLIO FOOTNOTES:

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,126,736 and $10,982,562 respectively, resulting in a net unrealized depreciation of $9,855,826.
(a)  Zero coupon bond - Interest rate represents current yield to maturity.

Forward Foreign Currency Contracts to Buy:

                                              Value at        In Exchange   Net Unrealized
Settlement Date     Contracts to Buy     September 30, 2008    for U.S.$     Depreciation
---------------   --------------------   ------------------   -----------   --------------
11/13/2008              74,943 EUR            $105,874          $109,057       $(3,183)
11/19/2008             965,000 NOK             163,336           163,879          (543)
                                                                               -------
                                                                               $(3,726)
                                                                               =======

Forward Foreign Currency Contracts to Sell:

                                                                            Net Unrealized
                                              Value at        In Exchange    Appreciation/
Settlement Date   Contracts to Deliver   September 30, 2008    for U.S.$    (Depreciation)
---------------   --------------------   ------------------   -----------   --------------
   10/27/2008            39,800 CAD          $   37,608        $   39,462      $  1,854
   10/27/2008            25,900 CAD              24,473            25,953         1,480
   10/27/2008           120,000 CAD             113,390           118,231         4,841
   10/27/2008            17,017 CAD              16,079            16,900           821
    2/9/2009            927,441 CHF             836,551           882,017        45,466
    2/9/2009            418,225 CHF             377,239           378,656         1,417
    2/9/2009            158,000 CHF             142,516           142,900           384
   10/23/2008           950,000 DKK             179,622           196,248        16,626
   10/23/2008           960,418 DKK             181,591           198,106        16,515
   10/23/2008           400,000 DKK              75,630            83,230         7,600
   10/23/2008           633,500 DKK             119,779           123,141         3,362
   10/23/2008         1,400,000 DKK             264,705           265,860         1,155
   10/23/2008           560,000 DKK             105,882           118,732        12,850
   11/13/2008           700,000 EUR             988,905         1,071,840        82,935
   11/13/2008           533,886 EUR             754,232           815,777        61,545
   11/13/2008            24,302 EUR             343,319           379,254        35,935
   11/13/2008           113,189 EUR             159,904           175,374        15,470
   11/13/2008           203,684 EUR             287,749           313,492        25,743
   11/13/2008           900,000 EUR           1,271,450         1,385,046       113,596
   11/13/2008           219,743 EUR             310,436           346,748        36,312
   11/13/2008            71,835 EUR             101,483           112,260        10,777
   11/13/2008           184,835 EUR             261,121           288,657        27,536
   11/13/2008            81,610 EUR             115,293           127,162        11,869
   11/13/2008           600,000 EUR             847,633           931,140        83,507
   11/13/2008           141,591 EUR             200,029           217,085        17,056
   11/13/2008           191,042 EUR             269,889           282,360        12,471
   11/13/2008           148,972 EUR             210,457           219,229         8,772
   11/13/2008           112,305 EUR             158,655           163,638         4,983
   11/13/2008            86,455 EUR             122,137           126,862         4,725
   11/13/2008            81,804 EUR             115,566           120,142         4,576
   11/13/2008         1,600,000 EUR           2,260,355         2,317,016        56,661
   11/13/2008           300,000 EUR             423,817           474,180        50,363
   1/12/2009          2,176,870 GBP           3,885,146         3,789,441       (95,705)
   1/12/2009            125,000 GBP             223,092           219,015        (4,077)
   11/19/2008        46,100,000 JPY             438,007           441,444         3,437
   11/19/2008         1,000,000 NOK             169,261           196,537        27,276
   11/19/2008         1,600,000 NOK             270,817           304,431        33,614
   11/19/2008           850,000 NOK             143,871           162,336        18,465
   11/19/2008         2,321,011 NOK             392,855           418,972        26,117
   11/19/2008           770,000 NOK             130,331           150,238        19,907
   3/16/2009          3,100,000 SEK             445,450           455,527        10,077
   3/16/2009            726,400 SEK             104,379           106,711         2,332
   3/24/2009            327,600 SGD             230,510           233,501         2,991
                                                                               --------
                                                                               $823,637
                                                                               ========

CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $69,448,750        $      0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      22,703,725         819,911
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
                                                --------------   ---------------
TOTAL                                             $92,152,475        $819,911

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES        VALUE
--------------------                                                        ---------   ------------
INVESTMENT COMPANY SECURITIES-- 100.0%
Met/Franklin Income Portfolio (a)                                           7,930,967   $ 70,030,437
Met/Franklin Mutual Shares Portfolio (a)                                    8,224,815     69,746,434
Met/Templeton Growth Portfolio (a)                                          8,291,092     68,318,599
                                                                                        ------------
                                                                                         208,095,470
                                                                                        ------------
Total Investment Company Securities
   (Cost $230,986,602)                                                                   208,095,470
                                                                                        ------------
TOTAL INVESTMENTS -- 100.0% (Cost $230,986,602#)                                         208,095,470
                                                                                        ------------
Other Assets and Liabilities (net) -- 0.0%                                                   (68,027)
                                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                                              $208,027,443
                                                                                        ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $22,891,132 respectively, resulting in a net unrealized depreciation of $22,891,132.
(a)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $208,095,470          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------         ---
TOTAL                                            $208,095,470          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES        VALUE
--------------------                                                        -----------   -----------
COMMON STOCKS -- 85.9%
AEROSPACE & DEFENSE -- 0.6%
BAE Systems Plc                                                                  23,010   $   169,100
Empresa Brasileira de Aeronautica S.A. (ADR)                                      9,630       260,106
                                                                                          -----------
                                                                                              429,206
                                                                                          -----------
AIR FREIGHT & LOGISTICS -- 3.9%
Deutsche Post AG                                                                 42,240       891,151
FedEx Corp.                                                                       9,590       757,993
United Parcel Service, Inc. - Class B                                            18,090     1,137,680
                                                                                          -----------
                                                                                            2,786,824
                                                                                          -----------
AUTO COMPONENTS -- 0.8%
Compagnie Generale des Etablissements Michelin - Class B                          4,480       293,982
NGK Spark Plug Co., Ltd.                                                          2,000        19,569
NOK Corp.                                                                        20,700       232,604
                                                                                          -----------
                                                                                              546,155
                                                                                          -----------
AUTOMOBILES -- 3.2%
Bayerische Motoren Werke (BMW) AG                                                15,460       603,112
Harley-Davidson, Inc.                                                             8,790       327,867
Hyundai Motor Co.                                                                 7,710       486,420
Peugeot S.A.                                                                      2,020        76,726
Toyota Motor Corp.                                                               17,900       763,032
                                                                                          -----------
                                                                                            2,257,157
                                                                                          -----------
BIOTECHNOLOGY -- 1.7%
Amgen, Inc. *                                                                    20,250     1,200,218
                                                                                          -----------
BUILDING PRODUCTS -- 0.8%
USG Corp. *                                                                      21,790       557,824
                                                                                          -----------
CAPITAL MARKETS -- 0.3%
UBS AG *                                                                         10,460       181,649
                                                                                          -----------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.5%
Rentokil Initial Plc                                                            265,200       327,542
                                                                                          -----------
COMMERCIAL BANKS -- 3.8%
DBS Group Holdings, Ltd.                                                         29,000       343,681
HSBC Holdings Plc                                                                49,600       782,675
ICICI Bank, Ltd. (ADR)                                                           11,260       264,835
Intesa Sanpaolo                                                                  61,682       336,767
Mitsubishi UFJ Financial Group, Inc.                                             31,900       277,639
Royal Bank of Scotland Group Plc                                                103,708       344,000
UniCredito Italiano S.p.A.                                                      100,868       372,658
                                                                                          -----------
                                                                                            2,722,255
                                                                                          -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
Cisco Systems, Inc. *                                                            31,420       708,835
Telefonaktiebolaget LM Ericsson                                                  31,401       294,910
                                                                                          -----------
                                                                                            1,003,745
                                                                                          -----------
COMPUTERS & PERIPHERALS -- 0.8%
Lite-On Technology Corp.                                                        355,655       306,452
Seagate Technology                                                               20,850       252,702
                                                                                          -----------
                                                                                              559,154
                                                                                          -----------
CONSTRUCTION MATERIALS -- 0.5%
CRH Plc                                                                          14,910       324,041
                                                                                          -----------
CONSUMER FINANCE -- 0.2%
American Express Co.                                                              4,290       151,995
                                                                                          -----------

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

DIVERSIFIED FINANCIAL SERVICES -- 1.6%
Bank of America Corp.                                                            14,980   $   524,300
ING Groep N.V.                                                                   29,860       649,665
                                                                                          -----------
                                                                                            1,173,965
                                                                                          -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.0%
China Telecom Corp., Ltd. (ADR)                                                   3,480       142,332
France Telecom S.A.                                                              36,910     1,033,810
Singapore Telecommunications, Ltd.                                              357,000       818,998
Telefonica S.A.                                                                  34,146       816,418
Telekom Austria AG                                                               24,620       433,958
Telenor ASA                                                                      29,360       359,989
                                                                                          -----------
                                                                                            3,605,505
                                                                                          -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.7%
Flextronics International, Ltd. *                                                47,880       338,990
FUJIFILM Holdings Corp.                                                          10,500       273,208
Tyco Electronics, Ltd.                                                           22,850       632,031
                                                                                          -----------
                                                                                            1,244,229
                                                                                          -----------
ENERGY EQUIPMENT & SERVICES -- 1.6%
Aker Solutions ASA                                                               25,310       404,551
SBM Offshore N.V.                                                                34,110       734,595
                                                                                          -----------
                                                                                            1,139,146
                                                                                          -----------
FOOD & STAPLES RETAILING -- 0.9%
Tesco Plc                                                                        93,990       654,531
                                                                                          -----------
FOOD PRODUCTS -- 1.0%
Nestle S.A.                                                                      12,620       548,329
Premier Foods Plc                                                               128,020       172,194
                                                                                          -----------
                                                                                              720,523
                                                                                          -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
Boston Scientific Corp. *                                                        58,210       714,237
Covidien, Ltd.                                                                   17,210       925,209
Olympus Corp.                                                                    19,000       557,737
                                                                                          -----------
                                                                                            2,197,183
                                                                                          -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
Quest Diagnostics, Inc.                                                          12,520       646,908
                                                                                          -----------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
Accor S.A.                                                                        5,610       301,319
Compass Group Plc                                                                 2,680        16,709
                                                                                          -----------
                                                                                              318,028
                                                                                          -----------
HOUSEHOLD DURABLES -- 0.4%
Persimmon Plc                                                                    39,150       282,232
                                                                                          -----------
INDUSTRIAL CONGLOMERATES -- 4.5%
General Electric Co.                                                             52,000     1,326,000
Koninklijke (Royal) Philips Electronics N.V.                                      7,880       215,801
Siemens AG                                                                        9,900       929,324
Tyco International, Ltd.                                                         20,240       708,805
                                                                                          -----------
                                                                                            3,179,930
                                                                                          -----------
INSURANCE -- 4.3%
ACE, Ltd.                                                                        10,670       577,567
American International Group, Inc.                                               30,470       101,465
Aviva Plc                                                                        83,240       724,952
Old Mutual Plc                                                                   71,770       100,481
Progressive Corp. (The)                                                          36,500       635,100
Standard Life Plc                                                                55,430       239,974
Swiss Re.                                                                         7,550       423,585

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Torchmark Corp.                                                                   4,320   $   258,336
                                                                                          -----------
                                                                                            3,061,460
                                                                                          -----------
INTERNET & CATALOG RETAIL -- 0.4%
Expedia, Inc. *                                                                  19,030       287,543
                                                                                          -----------
IT SERVICES -- 2.1%
Accenture, Ltd. - Class A                                                        29,590     1,124,420
Cap Gemini S.A.                                                                   7,930       377,350
                                                                                          -----------
                                                                                            1,501,770
                                                                                          -----------
MACHINERY -- 1.2%
Atlas Copco AB                                                                   12,840       146,541
GEA Group AG                                                                      8,560       166,866
Pentair, Inc.                                                                    14,780       510,944
                                                                                          -----------
                                                                                              824,351
                                                                                          -----------
MEDIA -- 7.7%
British Sky Broadcasting Group Plc                                               49,250       366,743
Comcast Corp. - Class A                                                          58,820     1,159,930
Focus Media Holding, Ltd. (ADR) *                                                12,670       361,222
News Corp. - Class A                                                             45,650       547,343
Pearson Plc                                                                      43,460       470,308
Reed Elsevier N.V.                                                               29,330       437,299
Time Warner, Inc.                                                                44,380       581,822
Viacom, Inc. - Class B *                                                         25,690       638,140
Vivendi                                                                          29,340       918,301
                                                                                          -----------
                                                                                            5,481,108
                                                                                          -----------
METALS & MINING -- 0.5%
Alumina, Ltd.                                                                    73,681       185,286
Cia Vale do Rio Doce (ADR)                                                        8,360       147,972
                                                                                          -----------
                                                                                              333,258
                                                                                          -----------
MULTILINE RETAIL -- 0.4%
Target Corp.                                                                      5,650       277,133
                                                                                          -----------
OFFICE ELECTRONICS -- 0.5%
Konica Minolta Holdings, Inc.                                                    28,500       329,820
                                                                                          -----------
OIL, GAS & CONSUMABLE FUELS -- 7.0%
BP Plc                                                                           86,380       720,065
Chevron Corp.                                                                     3,730       307,650
El Paso Corp.                                                                    46,180       589,257
Eni S.p.A.                                                                       26,640       703,290
Gazprom (ADR) *                                                                  12,100       374,495
Petroleo Brasileiro S.A. (ADR)                                                    4,780       178,868
Repsol YPF S.A.                                                                   8,596       253,986
Royal Dutch Shell Plc                                                            21,900       622,130
Sasol, Ltd.                                                                       6,762       286,024
Total S.A.                                                                       16,440       992,016
                                                                                          -----------
                                                                                            5,027,781
                                                                                          -----------
PAPER & FOREST PRODUCTS -- 0.2%
Stora Enso Oyj                                                                      970         9,568
Svenska Cellulosa AB                                                                870         9,184
UPM-Kymmene Oyj                                                                   9,300       146,293
                                                                                          -----------
                                                                                              165,045
                                                                                          -----------
PHARMACEUTICALS -- 8.6%
Abbott Laboratories                                                               6,530       375,997
Bristol-Myers Squibb Co.                                                         26,610       554,818
GlaxoSmithKline Plc                                                              46,970     1,016,128
Merck & Co., Inc.                                                                16,210       511,588
Merck KGaA                                                                        6,840       734,438
Novartis AG                                                                      20,090     1,055,604

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT      VALUE
--------------------                                                        -----------   -----------
Pfizer, Inc.                                                                     47,950   $   884,198
Sanofi-Aventis                                                                   15,890     1,044,657
                                                                                          -----------
                                                                                            6,177,428
                                                                                          -----------
PROFESSIONAL SERVICES -- 1.3%
Adecco S.A.                                                                       8,730       383,192
Randstad Holding N.V.                                                            20,940       553,676
                                                                                          -----------
                                                                                              936,868
                                                                                          -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Cheung Kong Holdings, Ltd.                                                       17,000       192,789
Swire Pacific, Ltd.                                                              18,500       163,031
                                                                                          -----------
                                                                                              355,820
                                                                                          -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
Infineon Technologies AG *                                                       20,600       116,437
Samsung Electronics Co., Ltd.                                                     1,313       604,602
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                               97,516       913,725
                                                                                          -----------
                                                                                            1,634,764
                                                                                          -----------
SOFTWARE -- 5.2%
Check Point Software Technologies, Ltd. *                                        22,410       509,603
Microsoft Corp.                                                                  53,540     1,428,983
Oracle Corp. *                                                                   40,270       817,884
SAP AG                                                                           18,130       973,718
                                                                                          -----------
                                                                                            3,730,188
                                                                                          -----------
SPECIALTY RETAIL -- 0.9%
Chico's FAS, Inc. *                                                              16,850        92,170
Kingfisher Plc                                                                   86,430       205,218
USS Co., Ltd.                                                                     5,720       368,833
                                                                                          -----------
                                                                                              666,221
                                                                                          -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
Wolseley Plc                                                                     38,540       293,909
                                                                                          -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.8%
Sprint Nextel Corp.                                                              91,760       559,736
Turkcell Iletisim Hizmetleri A.S. (ADR)                                          32,990       494,520
Vodafone Group Plc                                                              443,810       981,787
                                                                                          -----------
                                                                                            2,036,043
                                                                                          -----------
Total Common Stocks
   (Cost $71,536,024)                                                                      61,330,455
                                                                                          -----------
SHORT-TERM INVESTMENT -- 21.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $15,618,174 on 10/01/08 collateralized by
   $15,950,000 FHLB at 2.980% due 01/19/10 with a value of $15,933,412.
   (Cost -- $15,618,000)                                                    $15,618,000    15,618,000
                                                                                          -----------
TOTAL INVESTMENTS -- 107.8% (Cost $87,154,024#)                                            76,948,455
                                                                                          -----------
Other Assets and Liabilities (net) -- (7.8)%                                               (5,548,566)
                                                                                          -----------
TOTAL NET ASSETS -- 100.0%                                                                $71,399,889
                                                                                          ===========

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $354,430 and $10,559,999 respectively, resulting in a net unrealized depreciation of $10,205,569.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $42,999,298          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      33,949,157           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                             $76,948,455          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES       VALUE
--------------------                                                        ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Clarion Global Real Estate Portfolio (Class A)(b)                           2,147,192   $ 22,867,595
Davis Venture Value Portfolio (Class A)(a)                                  2,002,966     57,324,896
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)                          1,074,733     11,209,470
Harris Oakmark Focused Value Portfolio (Class A)(a)                           147,934     22,216,791
Harris Oakmark International Portfolio (Class A)(b)                         2,628,705     28,863,181
Jennison Growth Portfolio (Class A)(a)                                      1,695,246     16,749,026
Julius Baer International Stock Portfolio (Class A)(a)                      2,126,505     20,435,713
Lazard Mid Cap Portfolio (Class A)(b)                                       1,824,505     17,150,349
Legg Mason Partners Aggressive Growth Portfolio (Class A)(b)                6,481,194     38,044,610
Legg Mason Value Equity Portfolio (Class A)(b)                              6,017,820     39,176,006
Lord Abbett Growth and Income Portfolio (Class A)(b)                        2,850,424     58,490,707
Met/AIM Small Cap Growth Portfolio (Class A)(b)                             2,025,359     23,109,349
MFS(R) Emerging Markets Equity Portfolio (Class A)(b)                       2,881,300     23,569,034
MFS(R) Research International Portfolio (Class A)(b)                        2,220,681     20,696,743
Rainier Large Cap Equity Portfolio (Class A)(b)                             4,254,599     32,505,136
Third Avenue Small Cap Value Portfolio (Class A)(b)                         3,785,374     53,146,644
Turner Mid Cap Growth Portfolio (Class A)(b)                                1,021,206     10,457,145
Van Kampen Comstock Portfolio (Class A)(b)                                  7,280,166     64,720,677
                                                                                        ------------
Total Investment Company Securities
(Cost $725,664,920)                                                                      560,733,072
                                                                                        ------------
TOTAL INVESTMENTS -- 100.0% (Cost $725,664,920#)
                                                                                         560,733,072
Other Assets and Liabilities (net) -- 0.0%                                              ------------
                                                                                            (202,993)
TOTAL NET ASSETS -- 100.0%                                                              ------------
                                                                                        $560,530,079
                                                                                        ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $164,931,848 respectively, resulting in a net unrealized depreciation of $164,931,848.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $560,733,072           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                            $560,733,072           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES         VALUE
--------------------                                                        ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(b)                                 16,287,597   $  115,967,687
Clarion Global Real Estate Portfolio (Class A)(b)                           10,723,036      114,200,337
Davis Venture Value Portfolio (Class A)(a)                                  13,995,154      400,541,304
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)                          10,728,793      111,901,312
Harris Oakmark Focused Value Portfolio (Class A)(a)                          1,106,471      166,169,855
Harris Oakmark International Portfolio (Class A)(b)                         15,726,878      172,681,118
Jennison Growth Portfolio (Class A)(a)                                      11,280,511      111,451,448
Julius Baer International Stock Portfolio (Class A)(a)                      15,935,005      153,135,397
Lazard Mid Cap Portfolio (Class A)(b)                                       18,208,688      171,161,665
Legg Mason Partners Aggressive Growth Portfolio Class A)(b)                 36,968,159      217,003,093
Legg Mason Value Equity Portfolio (Class A)(b)                              42,890,709      279,218,512
Loomis Sayles Global Markets Portfolio (Class A(b)                          23,476,665      207,533,717
Lord Abbett Bond Debenture Portfolio (Class A)(b)                           26,315,379      288,153,404
Lord Abbett Growth and Income Portfolio (Class A)(b)                        17,071,017      350,297,275
Met/AIM Small Cap Growth Portfolio (Class A)(b)                             10,106,025      115,309,745
MFS(R) Emerging Markets Equity Portfolio (Class A)(b)                       17,297,693      141,495,130
MFS(R) Research International Portfolio (Class A)(b)                        16,637,959      155,065,772
PIMCO Inflation Protected Bond Portfolio (Class A)(b)                       27,819,415      291,269,279
PIMCO Total Return Portfolio (Class A)(b)                                   63,944,421      713,619,740
Rainier Large Cap Equity Portfolio (Class A)(b)                             21,241,584      162,285,704
T. Rowe Price Mid Cap Growth Portfolio (Class A)(b)                         15,463,098      109,633,365
Third Avenue Small Cap Value Portfolio (Class A)(b)                         16,794,376      235,793,044
Turner Mid Cap Growth Portfolio (Class A)(b)                                10,202,403      104,472,606
Van Kampen Comstock Portfolio (Class A)(b)                                  52,835,171      469,704,668
Western Asset Management U.S. Government Portfolio (Class A)(a)             26,075,459      310,558,717
                                                                                         --------------
Total Investment Company Securities
   (Cost $6,933,232,638)                                                                  5,668,623,894
                                                                                         --------------
TOTAL INVESTMENTS -- 100.0% (Cost $6,933,232,638#)                                        5,668,623,894
                                                                                         --------------
Other Assets and Liabilities (net) -- 0.0%                                                   (1,546,657)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $5,667,077,237
                                                                                         ==============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $2,223,008 and $1,266,831,752 respectively, resulting in a net unrealized depreciation of $1,264,608,744.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $5,668,623,894         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------   ---------------
TOTAL                                           $5,668,623,894         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                SHARES          VALUE
--------------------                                              ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(b)                        5,081,809   $   36,182,481
Clarion Global Real Estate Portfolio (Class A)(b)                  2,237,826       23,832,852
Davis Venture Value Portfolio (Class A)(a)                           833,285       23,848,623
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)                 2,236,652       23,328,283
Harris Oakmark International Portfolio (Class A)(b)                2,178,860       23,923,878
Jennison Growth Portfolio (Class A)(a)                             2,354,747       23,264,898
Julius Baer International Stock Portfolio (Class A)(a)             2,240,526       21,531,452
Lazard Mid Cap Portfolio (Class A)(b)                              2,524,733       23,732,495
Legg Mason Value Equity Portfolio (Class A)(b)                     7,172,603       46,693,648
Loomis Sayles Global Markets Portfolio (Class A)(b)                4,935,968       43,633,955
Lord Abbett Bond Debenture Portfolio (Class A)(b)                 10,954,711      119,954,086
Lord Abbett Growth and Income Portfolio (Class A)(b)               2,961,215       60,764,128
MFS(R) Research International Portfolio (Class A)(b)               2,334,405       21,756,657
PIMCO Inflation Protected Bond Portfolio (Class A)(b)             12,730,329      133,286,545
PIMCO Total Return Portfolio (Class A)(b)                         26,562,808      296,440,933
Rainier Large Cap Equity Portfolio (Class A)(b)                    2,965,808       22,658,774
T. Rowe Price Mid Cap Growth Portfolio (Class A)(b)                3,230,859       22,906,789
Third Avenue Small Cap Value Portfolio (Class A)(b)                1,743,603       24,480,184
Van Kampen Comstock Portfolio (Class A)(b)                         6,861,572       60,999,379
Western Asset Management U.S. Government Portfolio (Class A)(a)   12,969,560      154,467,456
                                                                               --------------
Total Investment Company Securities
   (Cost $1,372,623,866)                                                        1,207,687,496
                                                                               --------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,372,623,866#)                                                       1,207,687,496
                                                                               --------------
Other Assets and Liabilities (net) -- 0.0%                                           (369,737)
                                                                               --------------
TOTAL NET ASSETS -- 100.0%                                                     $1,207,317,759
                                                                               ==============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $164,936,370 respectively, resulting in a net unrealized depreciation of $164,936,370.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,207,687,496          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------   ---------------
TOTAL                                           $1,207,687,496          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES          VALUE
--------------------                                                        ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Clarion Global Real Estate Portfolio (Class A)(b)                           19,032,863   $  202,699,989
Davis Venture Value Portfolio (Class A)(a)                                  23,665,129      677,295,987
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)                          12,698,588      132,446,275
Harris Oakmark Focused Value Portfolio (Class A)(a)                            873,749      131,219,661
Harris Oakmark International Portfolio (Class A)(b)                         24,835,854      272,697,681
Jennison Growth Portfolio (Class A)(a)                                      13,353,102      131,928,643
Julius Baer International Stock Portfolio (Class A)(a)                      18,856,345      181,209,472
Lazard Mid Cap Portfolio (Class A)(b)                                       14,369,573      135,073,983
Legg Mason Partners Aggressive Growth Portfolio (Class A)(b)                65,637,098      385,289,766
Legg Mason Value Equity Portfolio (Class A)(b)                              50,781,331      330,586,466
Loomis Sayles Global Markets Portfolio (Class A)(b)                         27,774,887      245,530,004
Lord Abbett Bond Debenture Portfolio (Class A)(b)                           12,460,187      136,439,049
Lord Abbett Growth and Income Portfolio (Class A)(b)                        33,677,878      691,070,062
Met/AIM Small Cap Growth Portfolio (Class A)(b)                             11,962,884      136,496,512
MFS(R) Emerging Markets Equity Portfolio (Class A)(b)                       27,272,337      223,087,719
MFS(R) Research International Portfolio (Class A)(b)                        26,252,823      244,676,310
PIMCO Inflation Protected Bond Portfolio (Class A)(b)                       13,173,213      137,923,542
PIMCO Total Return Portfolio (Class A)(b)                                   25,235,315      281,626,112
Rainier Large Cap Equity Portfolio (Class A)(b)                             41,900,120      320,116,913
T. Rowe Price Mid Cap Growth Portfolio (Class A)(b)                         18,300,764      129,752,415
Third Avenue Small Cap Value Portfolio (Class A)(b)                         39,752,698      558,127,885
Turner Mid Cap Growth Portfolio (Class A)(b)                                12,071,714      123,614,351
Van Kampen Comstock Portfolio (Class A)(b)                                  93,822,028      834,077,826
                                                                                         --------------
Total Investment Company Securities
(Cost $8,453,789,518)                                                                     6,642,986,623
                                                                                         --------------
TOTAL INVESTMENTS -- 100.0% (Cost $8,453,789,518#)                                        6,642,986,623
                                                                                         --------------
Other Assets and Liabilities (net) -- 0.0%                                                   (1,809,507)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $6,641,177,116
                                                                                         ==============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,874,860 and $1,812,677,755 respectively, resulting in a net unrealized depreciation of $1,810,802,895.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $6,642,986,623         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------   ---------------
TOTAL                                           $6,642,986,623         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES          VALUE
--------------------                                                        ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(b)                                  6,241,375   $   44,438,593
Clarion Global Real Estate Portfolio (Class A)(b)                            4,109,228       43,763,279
Davis Venture Value Portfolio (Class A)(a)                                   3,829,001      109,586,018
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)                           4,109,607       42,863,202
Harris Oakmark International Portfolio (Class A)(b)                          4,013,842       44,071,982
Jennison Growth Portfolio (Class A)(a)                                       4,319,274       42,674,427
Julius Baer International Stock Portfolio (Class A)(a)                       4,068,349       39,096,830
Lazard Mid Cap Portfolio (Class A)(b)                                        6,975,331       65,568,113
Legg Mason Value Equity Portfolio (Class A)(b)                              16,417,815      106,879,978
Loomis Sayles Global Markets Portfolio (Class A)(b)                          8,993,179       79,499,704
Lord Abbett Bond Debenture Portfolio (Class A)(b)                           16,134,817      176,676,250
Lord Abbett Growth and Income Portfolio (Class A)(b)                         6,540,361      134,208,196
MFS(R) Emerging Markets Equity Portfolio (Class A)(b)                        4,412,325       36,092,818
MFS(R) Research International Portfolio (Class A)(b)                         6,371,314       59,380,649
PIMCO Inflation Protected Bond Portfolio (Class A)(b)                       17,058,810      178,605,735
PIMCO Total Return Portfolio (Class A)(b)                                   38,800,955      433,018,657
Rainier Large Cap Equity Portfolio (Class A)(b)                              8,132,992       62,136,060
T. Rowe Price Mid Cap Growth Portfolio (Class A)(b)                          5,922,072       41,987,493
Third Avenue Small Cap Value Portfolio (Class A)(b)                          4,826,446       67,763,296
Turner Mid Cap Growth Portfolio (Class A)(b)                                 3,907,554       40,013,351
Van Kampen Comstock Portfolio (Class A)(b)                                  17,712,427      157,463,477
Western Asset Management U.S. Government Portfolio (Class A)(a)             15,993,860      190,486,867
                                                                                         --------------
Total Investment Company Securities
(Cost $2,591,263,142)                                                                     2,196,274,975
                                                                                          -------------
TOTAL INVESTMENTS -- 100.0% (Cost $2,591,263,142#)                                        2,196,274,975
                                                                                         --------------
Other Assets and Liabilities (net) -- 0.0%                                                     (647,165)
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                               $2,195,627,810
                                                                                         ==============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $800,320 and $395,788,487 respectively, resulting in a net unrealized depreciation of $394,988,167.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $2,196,274,975         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------   ---------------
TOTAL                                           $2,196,274,975         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES          VALUE
--------------------                                                        ------------   -------------
COMMON STOCKS -- 95.6%
BRAZIL -- 18.2%
Banco Itau Holding Financeira S.A. (ADR) (a)                                     598,280   $  10,469,900
Companhia Paranaense de Energia-Copel (ADR) (a)                                  221,470       3,038,568
Companhia Vale do Rio Doce (ADR) (a)                                           1,669,470      31,970,350
CSU Cardsystem S.A. *                                                          1,094,770       1,622,345
LPS Brasil-Consultoria de Imoveis S.A.                                           318,003       2,182,633
Natura Cosmeticos S.A.                                                           546,620       5,258,148
OdontoPrev S.A.                                                                  197,200       2,922,317
Petroleo Brasileiro S.A. (ADR)                                                 1,134,310      48,766,006
Redecard S.A.                                                                    328,800       4,253,611
Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)                                   61,680       6,224,746
                                                                                           -------------
                                                                                             116,708,624
                                                                                           -------------
CAYMAN ISLANDS -- 0.9%
Soho China, Ltd.                                                               8,544,500       2,897,921
Stella International Holdings, Ltd.                                            2,662,500       2,852,323
                                                                                           -------------
                                                                                               5,750,244
                                                                                           -------------
CHILE -- 1.2%
Banco Santander Chile S.A. (ADR)                                                  91,840       3,929,833
Enersis S.A. (ADR)                                                               235,880       3,849,562
                                                                                           -------------
                                                                                               7,779,395
                                                                                           -------------
CHINA -- 3.3%
Bank of Communications Co., Ltd.                                               3,489,000       3,191,045
China Construction Bank Corp.                                                 14,905,000       9,891,077
China COSCO Holdings Co., Ltd.                                                 1,584,000       1,446,770
China Merchants Bank Co., Ltd.                                                 1,463,000       3,465,891
China Oilfield Services, Ltd.                                                  3,392,000       3,140,192
                                                                                           -------------
                                                                                              21,134,975
                                                                                           -------------
CZECH REPUBLIC -- 1.6%
CEZ                                                                              168,130      10,341,195
                                                                                           -------------
EGYPT -- 0.8%
Egyptian Co. for Mobile Services                                                 135,993       2,644,729
Orascom Construction Industries                                                   42,920       2,474,795
                                                                                           -------------
                                                                                               5,119,524
                                                                                           -------------
ESTONIA -- 0.8%
AS Eesti Telekom (GDR)                                                           140,030       5,321,140
                                                                                           -------------
HONG KONG -- 6.3%
China Mobile (Hong Kong), Ltd.                                                 1,923,000      19,249,983
China Mobile, Ltd. (ADR) (a)                                                     170,600       8,543,648
China Unicom, Ltd. (ADR) (a)                                                     217,180       3,283,762
CNOOC, Ltd.                                                                    8,436,000       9,678,572
                                                                                           -------------
                                                                                              40,755,965
                                                                                           -------------
HUNGARY -- 0.7%
OTP Bank Nyrt. (GDR) *                                                           242,840       4,412,403
                                                                                           -------------
INDIA -- 2.0%
Gail India, Ltd.                                                                 486,310       4,304,583
Larsen & Toubro, Ltd.                                                             65,659       3,461,338
Oil & Natural Gas Corp., Ltd.                                                    133,158       2,985,755
Satyam Computer Services, Ltd.                                                   359,200       2,273,931
                                                                                           -------------
                                                                                              13,025,607
                                                                                           -------------
INDONESIA -- 3.5%
PT Astra International Tbk                                                     1,922,500       3,443,405
PT Bank Central Asia Tbk                                                      10,378,000       3,425,289
PT Bank Rakyat Indonesia Tbk                                                   5,057,000       2,859,098

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

PT Bumi Resources Tbk                                                          9,142,500   $   3,025,225
PT Hanjaya Mandala Sampoerna Tbk                                               2,459,500       2,660,329
PT International Nickel Indonesia Tbk                                          6,220,500       2,003,740
PT Telekomunikasi Indonesia Tbk                                                7,115,500       5,349,169
                                                                                           -------------
                                                                                              22,766,255
                                                                                           -------------
ISRAEL -- 4.7%
Delek Automotive Systems, Ltd.                                                   340,732       3,356,178
Israel Chemicals, Ltd.                                                           287,020       4,346,590
Makhteshim-Agan Industries, Ltd.                                                 614,200       4,027,967
Teva Pharmaceutical Industries, Ltd. (ADR) (a)                                   406,100      18,595,319
                                                                                           -------------
                                                                                              30,326,054
                                                                                           -------------
LUXEMBOURG -- 0.3%
Evraz Group S.A. (GDR)                                                            48,170       1,820,826
                                                                                           -------------
MALAYSIA -- 2.7%
Asiatic Development Berhad                                                     1,885,700       2,551,651
Bumiputra-Commerce Holdings Berhad                                             1,120,300       2,515,778
Genting Berhad                                                                 2,580,000       3,971,842
IOI Corp. Berhad                                                               1,926,500       2,370,122
Sime Darby Berhad                                                              1,322,100       2,549,583
Tradewinds (Malaysia) Berhad                                                   3,682,200       3,380,968
                                                                                           -------------
                                                                                              17,339,944
                                                                                           -------------
MEXICO -- 6.4%
Corporacion Moctezuma S.A.B. de C.V.                                           2,155,400       4,869,174
Desarrolladora Homex S.A. de C.V. (ADR) *(a)                                      86,790       3,837,854
Genomma Lab Internacional S.A. de C.V. *                                       3,039,400       3,877,634
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (a)                        2,129,600       3,202,085
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)                              152,890       3,907,868
Grupo Continental S.A. (a)                                                     2,006,340       4,281,957
Grupo Financiero Banorte S.A.B de C.V. (a)                                     1,013,600       3,223,613
Grupo Mexico S.A. de C.V.                                                      5,392,936       5,651,633
Grupo Televisa S.A.  (ADR)                                                       287,670       6,291,343
SARE Holding S.A. de C.V. *                                                    4,388,400       1,755,584
                                                                                           -------------
                                                                                              40,898,745
                                                                                           -------------
PHILIPPINES -- 2.6%
Ayala Land, Inc.                                                              18,464,200       3,696,172
Globe Telecom, Inc.                                                              135,260       2,976,941
Manila Water Co.                                                              27,805,000       9,826,975
                                                                                           -------------
                                                                                              16,500,088
                                                                                           -------------
POLAND -- 1.0%
Bank Pekao S.A.                                                                   59,600       4,315,008
KGHM Polska Miedz S.A.                                                           104,530       2,198,909
                                                                                           -------------
                                                                                               6,513,917
                                                                                           -------------
RUSSIA -- 11.2%
Cherkizovo Group (GDR) *                                                         325,750       2,573,425
Gazprom (ADR) *                                                                  949,480      30,512,169
GMK Norilsk Nickel (ADR) (a)                                                     443,450       6,061,962
LUKOIL (ADR) (a)                                                                 259,180      15,239,784
Mechel (ADR) *(a)                                                                145,500       2,613,180
Mobile Telesystems (ADR)                                                         141,550       7,928,216
Novolipetk Steel (GDR)                                                           101,590       1,886,526
Rosneft Oil Co. (GDR) *                                                          716,550       4,815,216
                                                                                           -------------
                                                                                              71,630,478
                                                                                           -------------
SINGAPORE -- 0.3%
Capitaland, Ltd. (a)                                                             986,000       2,153,912
                                                                                           -------------
SOUTH AFRICA -- 5.4%
Adcock Ingram Holdings, Ltd. *                                                   150,760         610,661
ArcelorMittal South Africa, Ltd.                                                 189,111       3,788,509

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Impala Platinum Holdings, Ltd.                                                   259,550   $   5,249,355
MTN Group, Ltd.                                                                  822,463      11,597,672
Pretoria Portland Cement Co., Ltd.                                               979,012       3,726,741
Standard Bank Group, Ltd.                                                        601,276       6,875,491
Tiger Brands, Ltd.                                                               151,170       2,597,488
                                                                                           -------------
                                                                                              34,445,917
                                                                                           -------------
SOUTH KOREA -- 6.5%
KT&G Corp.                                                                        50,304       3,748,484
LG Chem, Ltd.                                                                     70,220       5,531,990
LG.Philips LCD Co., Ltd. (a)                                                     234,710       2,980,817
Samsung Electronics Co., Ltd.                                                     64,365      29,638,424
                                                                                           -------------
                                                                                              41,899,715
                                                                                           -------------
TAIWAN -- 10.2%
Acer, Inc.                                                                     2,201,000       3,762,265
AU Optronics Corp.                                                             3,698,043       4,175,387
Cathay Financial Holding Co., Ltd.                                             2,905,391       4,078,127
Chi Mei Optoelectronics Corp.                                                  3,947,350       2,574,998
Chunghwa Telecom Co., Ltd. *                                                   2,989,454       6,941,306
Delta Electronics, Inc.                                                        1,626,400       4,227,119
First Financial Holding Co., Ltd.                                              5,461,560       3,444,343
High Tech Computer Corp.                                                         308,696       4,803,136
Innolux Display Corp.                                                          1,998,976       2,708,084
MediaTek, Inc.                                                                   523,880       5,476,459
Siliconware Precision Industries Co. (ADR) (a)                                   570,371       3,291,041
Taiwan Semiconductor Manufacturing Co., Ltd.                                   5,787,755       9,526,228
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)                         1,121,737      10,510,676
                                                                                           -------------
                                                                                              65,519,169
                                                                                           -------------
THAILAND -- 1.8%
PTT Exploration and Production Public Co., Ltd.                                  901,200       3,381,164
Siam Cement Public Co., Ltd.                                                   1,065,300       4,267,771
Siam Commercial Bank Public Co., Ltd.                                          1,846,400       3,627,344
                                                                                           -------------
                                                                                              11,276,279
                                                                                           -------------
TURKEY -- 1.9%
Akbank T.A.S. (a)                                                                741,988       3,772,769
Tupras-Turkiye Petrol Rafinerileri A.S.                                          199,291       3,644,949
Turkiye Garanti Bankasi A.S. *                                                 2,001,560       4,745,448
                                                                                           -------------
                                                                                              12,163,166
                                                                                           -------------
UNITED KINGDOM -- 0.8%
Anglo American Plc                                                               148,441       4,982,747
                                                                                           -------------
UNITED STATES -- 0.5%
Southern Copper Corp. (a)                                                        172,090       3,283,477
                                                                                           -------------
Total Common Stocks
   (Cost $797,454,984)                                                                       613,869,761
                                                                                           -------------
PREFERRED STOCKS -- 3.2%
BRAZIL -- 3.2%
Companhia de Bebidas das Americas (ADR)                                           97,930       5,347,957
Duratex S.A.                                                                     231,200       2,704,867
Eletropaulo Metropolitana de Sao Paulo S.A.                                      459,480       6,331,229
Universo Online S.A.                                                             789,200       2,995,612
Usinas Siderurgicas de Minas Gerais S.A. - Class A                               156,050       3,287,014
                                                                                           -------------
                                                                                              20,666,679
                                                                                           -------------
Total Preferred Stocks
   (Cost $29,171,364)                                                                         20,666,679
                                                                                           -------------

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         PAR AMOUNT        VALUE
--------------------                                                        ------------   -------------
SHORT-TERM INVESTMENT -- 17.4%
State Street Navigator Securities Lending Trust Prime Portfolio (b)
   (Cost -- $111,505,619)                                                   $111,505,619     111,505,619
                                                                                           -------------
TOTAL INVESTMENTS -- 116.2% (Cost $938,131,967)                                              746,042,059
                                                                                           -------------
Other Assets and Liabilities (net) -- (16.2)%                                               (103,989,119)
                                                                                           -------------
TOTAL NET ASSETS -- 100.0%                                                                 $ 642,052,940
                                                                                           =============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $10,452,663 and $202,734,553 respectively, resulting in a net unrealized depreciation of $192,281,890.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Forward Foreign Currency Contracts to Sell:

                                              Value at        In Exchange   Net Unrealized
Settlement Date   Contracts to Deliver   September 30, 2008    for U.S.$     Appreciation
---------------   --------------------   ------------------   -----------   --------------
   10/2/2008           197,787 ILS             $56,892          $57,461          $569
                                                                                 ====

ILS - Israeli Shekel

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

Summary of Total Foreign Securities by Industry Classification at 09/30/2008

                                                   VALUE    PERCENT OF
INDUSTRY                                           (000)    NET ASSETS
----------------------------------------------   --------   ----------
Automobiles                                      $  3,443       0.5%
Beverages                                           9,630       1.5%
Building Products                                   2,705       0.4%
Chemicals                                          13,906       2.2%
Commercial Banks                                   80,389      12.5%
Computers & Peripherals                            11,273       1.8%
Construction & Engineering                          5,936       0.9%
Construction Materials                             12,864       2.0%
Diversified Telecommunication Services             17,612       2.7%
Electric Utilities                                 23,561       3.7%
Electronic Equipment, Instruments & Components     13,958       2.2%
Energy Equipment & Services                         3,140       0.5%
Food Products                                      10,900       1.7%
Gas Utilities                                       4,305       0.7%
Health Care Providers & Services                    2,922       0.5%
Health Care Technology                              2,573       0.4%
Hotels, Restaurants & Leisure                       3,972       0.6%
Household Durables                                  5,593       0.9%
Industrial Conglomerates                            2,550       0.4%
Insurance                                           4,078       0.6%
Internet Software & Services                        2,996       0.5%
IT Services                                         8,150       1.3%
Marine                                              1,447       0.2%
Media                                               6,291       1.0%
Metals & Mining                                    77,727      12.1%
Oil, Gas & Consumable Fuels                       119,120      18.5%
Personal Products                                   5,258       0.8%
Pharmaceuticals                                    23,084       3.6%
Real Estate Management & Development               10,931       1.7%
Semiconductors & Semiconductor Equipment           58,443       9.1%
Specialty Retail                                    3,356       0.5%
Textiles, Apparel & Luxury Goods                    2,852       0.4%
Tobacco                                             6,409       1.0%
Transportation Infrastructure                       7,110       1.1%
Water Utilities                                     9,827       1.5%
Wireless Telecommunication Services                56,225       8.8%
                                                 --------     -----
                                                 $634,536      98.8%
                                                 ========     =====

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $292,421,626          $  0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     342,114,814           569
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0             0
                                                --------------   ---------------
TOTAL                                            $634,536,440          $569

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES           VALUE
--------------------                                                        ------------   --------------
COMMON STOCKS -- 97.8%
AUSTRALIA -- 2.0%
Billabong International, Ltd. (a)                                                678,170   $    7,422,447
Brambles, Ltd.                                                                 3,420,221       21,359,267
Paladin Energy, Ltd. *(a)                                                      1,986,282        6,292,142
                                                                                           --------------
                                                                                               35,073,856
                                                                                           --------------
AUSTRIA -- 1.1%
Erste Bank der Oesterreichischen Sparkassen AG (a)                               390,223       19,670,849
                                                                                           --------------
BELGIUM -- 0.0%
Fortis-Strip VVPR *                                                              377,630            5,317
                                                                                           --------------
BRAZIL -- 1.7%
CSU Cardsystem S.A. *                                                            600,530          889,929
Petroleo Brasileiro S.A. (ADR)                                                   150,430        6,611,398
Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)                                  223,520       22,557,638
                                                                                           --------------
                                                                                               30,058,965
                                                                                           --------------
CANADA -- 0.7%
Rogers Communications, Inc. (a)                                                  218,800        7,126,121
Talisman Energy, Inc. (a)                                                        348,770        4,942,472
                                                                                           --------------
                                                                                               12,068,593
                                                                                           --------------
CHINA -- 1.1%
Bank of Communications Co., Ltd. (a)                                          20,740,000       18,968,838
                                                                                           --------------
CYPRUS -- 0.9%
Bank of Cyprus Public Co., Ltd.                                                1,960,550       15,680,524
                                                                                           --------------
FINLAND -- 1.1%
Nokia OYJ                                                                      1,058,230       19,731,781
                                                                                           --------------
FRANCE -- 12.3%
Axa (a)                                                                        1,170,210       38,369,732
BNP Paribas                                                                      513,905       49,412,175
Compagnie Generale des Etablissements Michelin - Class B                         150,330        9,864,803
GDF Suez (a)                                                                     434,395       22,733,997
Groupe DANONE                                                                    146,684       10,099,729
LVMH Moet Hennessy Louis Vuitton S.A. (a)                                        313,950       27,725,795
Schneider Electric S.A. (a)                                                      211,370       18,337,731
Suez S.A.                                                                             12              589
Total S.A.                                                                       599,310       36,163,325
Vallourec S.A.                                                                    13,910        3,025,899
                                                                                           --------------
                                                                                              215,733,775
                                                                                           --------------
GERMANY -- 9.5%
Bayer AG                                                                         320,480       23,396,914
Beiersdorf AG                                                                     11,800          743,687
E. On AG                                                                       1,048,407       53,104,184
Linde AG                                                                         253,850       27,227,937
Merck KGaA                                                                       244,130       26,213,212
Siemens AG                                                                       360,830       33,871,492
Symrise AG                                                                       149,752        2,563,335
                                                                                           --------------
                                                                                              167,120,761
                                                                                           --------------
HONG KONG -- 1.8%
BOC Hong Kong Holdings, Ltd. (a)                                              11,419,500       20,338,902
Li & Fung, Ltd. (a)                                                            1,316,000        3,213,366
Sino Land Co., Ltd.                                                            7,594,000        8,554,466
                                                                                           --------------
                                                                                               32,106,734
                                                                                           --------------
INDIA -- 1.3%
HCL Technologies, Ltd.                                                           697,600        2,975,044
NTPC, Ltd.                                                                     2,035,746        7,605,617

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Satyam Computer Services, Ltd.                                                 2,024,050   $   12,813,333
                                                                                           --------------
                                                                                               23,393,994
                                                                                           --------------
IRELAND -- 1.1%
Anglo Irish Bank Corp. Plc (a)                                                 1,981,048       11,120,315
CRH Plc                                                                          414,030        8,996,948
                                                                                           --------------
                                                                                               20,117,263
                                                                                           --------------
ISRAEL -- 0.3%
Makhteshim-Agan Industries, Ltd.                                                 846,550        5,551,735
                                                                                           --------------
ITALY -- 5.1%
Eni S.p.A.                                                                       837,780       22,117,202
Saipem S.p.A.                                                                    195,060        5,772,023
UniCredito Italiano S.p.A.                                                     8,472,601       31,302,140
Unione Di Banche Italiance SCPA (a)                                            1,389,140       30,331,843
                                                                                           --------------
                                                                                               89,523,208
                                                                                           --------------
JAPAN -- 14.9%
Aeon Credit Service Co., Ltd. (a)                                              1,098,700       11,116,065
Astellas Pharma, Inc. (a)                                                        374,100       15,781,517
Bridgestone Corp. (a)                                                            722,900       13,611,115
Chiba Bank, Ltd. (The) (a)                                                     1,606,000        8,325,721
Daiwa Securities Group, Inc. (a)                                               3,202,000       23,037,727
East Japan Railway Co.                                                             2,654       19,863,715
GLORY, Ltd.                                                                      791,700       18,156,602
Inpex Holdings, Inc. (a)                                                           1,385       12,043,837
Japan Tobacco, Inc.                                                                3,827       14,465,879
JGC Corp.                                                                        416,000        6,615,982
KDDI Corp.                                                                         1,975       11,106,416
Konica Minolta Holdings, Inc.                                                    747,500        8,650,531
Mitsubishi Corp. (a)                                                             520,800       10,881,203
Mitsui & Co., Ltd.                                                               244,000        3,027,125
OMRON Corp. (a)                                                                  365,100        5,630,944
Ricoh Co., Ltd.                                                                1,673,000       23,355,066
Sumitomo Mitsui Financial Group, Inc. (a)                                          4,147       26,084,665
Tokyo Electron, Ltd. (a)                                                         208,700        9,334,778
Yamato Holdings Co., Ltd. (a)                                                  1,770,000       19,883,085
                                                                                           --------------
                                                                                              260,971,973
                                                                                           --------------
MEXICO -- 3.8%
America Movil, S.A.B. de C.V. (ADR)                                              418,400       19,397,024
Corporacion Moctezuma S.A.B. de C.V.                                             643,100        1,452,800
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                            2,538,900        3,817,512
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)                              180,610        4,616,392
Grupo Televisa S.A. (ADR)                                                        997,520       21,815,762
Kimberly-Clark de Mexico S.A. de C.V. - Class A (a)                            2,573,170       11,138,147
SARE Holding S.A. de C.V. *(a)                                                 1,195,600          478,301
Urbi, Desarrollos Urbanos, S.A. de C.V. *(a)                                   1,864,200        4,337,048
                                                                                           --------------
                                                                                               67,052,986
                                                                                           --------------
NETHERLANDS -- 5.3%
Akzo Nobel N.V.                                                                  750,820       36,103,308
Heineken N.V.                                                                    369,580       14,895,827
Koninklijke (Royal) Philips Electronics N.V.                                     376,330       10,306,157
TNT N.V.                                                                         281,690        7,879,777
Unilever N.V.                                                                    865,940       24,467,891
                                                                                           --------------
                                                                                               93,652,960
                                                                                           --------------
NORWAY -- 1.5%
StatoilHydro ASA (a)                                                           1,135,380       26,993,162
                                                                                           --------------
RUSSIA -- 0.5%
Gazprom (ADR) *                                                                  247,290        7,946,828
                                                                                           --------------

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

SINGAPORE -- 2.2%
Capitaland, Ltd. (a)                                                           4,737,000   $   10,347,955
DBS Group Holdings, Ltd.                                                       2,160,000       25,598,317
Venture Corp., Ltd.                                                              588,000        3,219,430
                                                                                           --------------
                                                                                               39,165,702
                                                                                           --------------
SOUTH AFRICA -- 0.7%
Standard Bank Group, Ltd.                                                      1,012,565       11,578,512
                                                                                           --------------
SOUTH KOREA -- 1.2%
LS Industrial Systems Co., Ltd.                                                  220,980        9,242,130
Samsung Electronics Co., Ltd.                                                     25,455       11,721,372
                                                                                           --------------
                                                                                               20,963,502
                                                                                           --------------
SPAIN -- 3.1%
Inditex S.A. (a)                                                                 434,930       18,557,133
Telefonica S.A.                                                                1,470,590       35,161,263
                                                                                           --------------
                                                                                               53,718,396
                                                                                           --------------
SWEDEN -- 0.8%
Assa Abloy AB - Class B (a)                                                    1,134,450       13,740,038
                                                                                           --------------
SWITZERLAND -- 8.6%
Actelion, Ltd. *(a)                                                              211,284       10,851,923
Geberit AG (a)                                                                   131,453       16,263,424
Julius Baer Holding AG                                                           227,437       11,232,905
Nestle S.A.                                                                      926,224       40,243,665
Novartis AG                                                                      453,560       23,831,741
Roche Holdings AG                                                                306,820       48,047,195
                                                                                           --------------
                                                                                              150,470,853
                                                                                           --------------
TAIWAN -- 0.3%
Acer, Inc.                                                                     3,020,000        5,162,218
                                                                                           --------------
UNITED KINGDOM -- 13.5%
Anglo American Plc                                                               332,830       11,141,988
Barclays Plc                                                                   4,937,344       30,033,717
BHP Billiton Plc                                                               1,812,310       41,050,534
Bunzl Plc                                                                        834,510        9,778,314
Diageo Plc                                                                       524,100        8,883,938
Drax Group Plc                                                                   445,221        5,970,751
Kingfisher Plc                                                                 4,536,270       10,770,866
NXT Plc                                                                          326,300        5,991,670
Royal Dutch Shell Plc - A Share                                                  720,060       20,828,284
Standard Chartered Plc                                                           881,669       21,444,866
Vodafone Group Plc                                                            15,660,430       34,643,675
WPP Group Plc                                                                  3,546,820       28,822,927
Xstrata Plc                                                                      211,730        6,562,838
                                                                                           --------------
                                                                                              235,924,368
                                                                                           --------------
UNITED STATES -- 1.4%
Bucyrus International, Inc.                                                      330,790       14,779,697
Chevron Corp. (a)                                                                109,450        9,027,436
                                                                                           --------------
                                                                                               23,807,133
                                                                                           --------------
Total Common Stocks
   (Cost $2,158,055,413)                                                                    1,715,954,824
                                                                                           --------------
PREFERRED STOCKS -- 0.5%
BRAZIL -- 0.5%
Duratex S.A.                                                                     320,100        3,744,930

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT         VALUE
--------------------                                                        ------------   --------------
Universo Online S.A.                                                           1,054,300   $    4,001,867
                                                                                           --------------
                                                                                                7,746,797
                                                                                           --------------
Total Preferred Stocks
   (Cost $11,671,739)                                                                           7,746,797
                                                                                           --------------
RIGHT -- 0.1%
FRANCE -- 0.1%
Suez Environnement S.A.*
   (Cost -- $1,593,133)                                                          223,672        1,368,174
                                                                                           --------------
SHORT-TERM INVESTMENT -- 12.8%
State Street Navigator Securities Lending Trust Prime Portfolio (b)
   (Cost -- $224,684,568)                                                   $224,684,568      224,684,568
                                                                                           --------------
TOTAL INVESTMENTS -- 111.2% (Cost $2,396,004,853#)                                          1,949,754,363
                                                                                           --------------
Other Assets and Liabilities (net) -- (11.2)%                                                (195,693,007)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0%                                                                 $1,754,061,356
                                                                                           ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $15,977,833 and $462,228,323 respectively, resulting in a net unrealized depreciation of $446,250,490.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Summary of Total Foreign Securities by Industry Classification at 09/30/2008

                                                   VALUE     PERCENT OF
INDUSTRY                                           (000)     NET ASSETS
--------                                         ---------   ----------
Air Freight & Logistics                           $ 27,763       1.6%
Auto Components                                     23,476       1.3%
Beverages                                           23,780       1.4%
Biotechnology                                       10,852       0.6%
Building Products                                   33,748       1.9%
Capital Markets                                     34,271       2.0%
Chemicals                                           71,446       4.1%
Commercial & Professional Services                  22,727       1.3%
Commercial Banks                                   342,449      19.6%
Communications Equipment                            19,732       1.1%
Computers & Peripherals                              5,162       0.3%
Construction & Engineering                           6,616       0.4%
Construction Materials                              10,450       0.6%
Consumer Finance                                    11,116       0.6%
Distributors                                         3,213       0.2%
Diversified Financial Services                           5       0.0%
Diversified Telecommunication Services              35,161       2.0%
Electric Utilities                                  53,104       3.0%
Electrical Equipment                                27,580       1.6%
Electronic Equipment, Instruments & Components       8,850       0.5%
Energy Equipment & Services                          5,772       0.3%
Food Products                                       74,811       4.3%
Gas Utilities                                       22,734       1.3%
Household Durables                                   4,815       0.3%
Household Products                                  11,138       0.6%
Independent Power Producers & Energy Traders        13,576       0.8%
Industrial Conglomerates                            44,178       2.5%
Insurance                                           38,370       2.2%
Internet Software & Services                         4,002       0.2%
IT Services                                         16,678       1.0%
Machinery                                           35,962       2.1%
Media                                               50,639       2.9%
Metals & Mining                                     58,755       3.3%
Multiline Retail                                     5,992       0.3%
Multi-Utilities                                          1       0.0%
Office Electronics                                  32,006       1.8%
Oil, Gas & Consumable Fuels                        152,967       8.7%
Personal Products                                      744       0.0%
Pharmaceuticals                                    137,271       7.8%
Real Estate Management & Development                18,902       1.1%
Road & Rail                                         19,864       1.1%
Semiconductors & Semiconductor Equipment            21,056       1.2%
Specialty Retail                                    29,328       1.7%
Textiles, Apparel & Luxury Goods                    35,148       2.0%
Tobacco                                             14,466       0.8%
Trading Companies & Distributors                    23,687       1.4%

Transportation Infrastructure                        8,434       0.5%
Wireless Telecommunication Services                 72,273       4.1%
                                                ----------      ----
                                                $1,725,070      98.4%
                                                ==========      ====

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $  147,302,630          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS    1,577,767,165           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------   ---------------
TOTAL                                           $1,725,069,795          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES          VALUE
--------------------                                                        ------------   -------------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 5.2%
General Dynamics Corp.                                                           111,790   $   8,229,980
Lockheed Martin Corp.                                                            156,450      17,157,871
Precision Castparts Corp.                                                         56,000       4,411,680
United Technologies Corp.                                                        210,920      12,667,855
                                                                                           -------------
                                                                                              42,467,386
                                                                                           -------------
BEVERAGES -- 0.9%
PepsiCo, Inc.                                                                    104,280       7,432,036
                                                                                           -------------
BIOTECHNOLOGY -- 3.1%
Celgene Corp. *                                                                  189,810      12,011,177
Gilead Sciences, Inc. *                                                          289,530      13,196,777
                                                                                           -------------
                                                                                              25,207,954
                                                                                           -------------
CAPITAL MARKETS -- 4.4%
Credit Suisse Group                                                              197,070       9,425,538
Fortress Investment Group LLC - Class A (a)                                      352,250       3,698,625
Goldman Sachs Group, Inc. (The)                                                   86,690      11,096,320
Julius Baer Holding AG                                                            52,337       2,584,877
Northern Trust Corp.                                                              15,760       1,137,872
Och-Ziff Capital Management Group LLC - Class A (a)                              256,610       2,999,771
T. Rowe Price Group, Inc. (a)                                                     94,040       5,050,888
                                                                                           -------------
                                                                                              35,993,891
                                                                                           -------------
CHEMICALS -- 6.7%
Monsanto Co.                                                                     304,640      30,153,267
Potash Corp. of Saskatchewan, Inc.                                                69,600       9,187,896
Praxair, Inc.                                                                    213,590      15,322,947
                                                                                           -------------
                                                                                              54,664,110
                                                                                           -------------
COMMUNICATIONS EQUIPMENT -- 9.0%
Cisco Systems, Inc. *                                                            960,280      21,663,917
Corning, Inc.                                                                    331,480       5,184,347
F5 Networks, Inc. *(a)                                                           285,870       6,683,640
QUALCOMM, Inc.                                                                   533,270      22,914,612
Research In Motion, Ltd. *                                                       248,690      16,985,527
                                                                                           -------------
                                                                                              73,432,043
                                                                                           -------------
COMPUTERS & PERIPHERALS -- 3.8%
Apple, Inc. *                                                                    208,420      23,689,017
NetApp, Inc. *                                                                   399,960       7,291,271
                                                                                           -------------
                                                                                              30,980,288
                                                                                           -------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
BM&F Bovespa S.A.                                                                805,800       3,561,408
CME Group, Inc.                                                                   16,640       6,181,926
IntercontinentalExchange, Inc. *                                                 114,560       9,242,701
MSCI, Inc. *                                                                     221,610       5,318,640
                                                                                           -------------
                                                                                              24,304,675
                                                                                           -------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.5%
ABB, Ltd. *                                                                      632,210      12,184,026
                                                                                           -------------
ENERGY EQUIPMENT & SERVICES -- 4.2%
Schlumberger, Ltd.                                                               223,750      17,472,637
Smith International, Inc.                                                         97,340       5,708,018
Transocean, Inc. *                                                                41,600       4,569,344
Weatherford International, Ltd. *                                                240,300       6,041,142
                                                                                           -------------
                                                                                              33,791,141
                                                                                           -------------
FOOD & STAPLES RETAILING -- 2.3%
Burger King Holdings, Inc. (a)                                                   203,880       5,007,293

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Costco Wholesale Corp.                                                           129,470   $   8,406,487
Wal-Mart Stores, Inc.                                                             85,650       5,129,578
                                                                                           -------------
                                                                                              18,543,358
                                                                                           -------------
FOOD PRODUCTS -- 3.5%
Cadbury Plc                                                                    1,037,444      10,460,857
Nestle S.A.                                                                      416,987      18,117,739
                                                                                           -------------
                                                                                              28,578,596
                                                                                           -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
Baxter International, Inc.                                                       221,730      14,552,140
C.R. Bard, Inc. (a)                                                               81,990       7,778,391
DENTSPLY International, Inc.                                                     133,100       4,996,574
Medtronic, Inc.                                                                  101,640       5,092,164
Stryker Corp.                                                                     76,000       4,734,800
                                                                                           -------------
                                                                                              37,154,069
                                                                                           -------------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
Aetna, Inc.                                                                      138,130       4,987,874
Express Scripts, Inc. *                                                          232,280      17,146,910
Henry Schein, Inc. *                                                             147,090       7,919,326
                                                                                           -------------
                                                                                              30,054,110
                                                                                           -------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Las Vegas Sands Corp. *(a)                                                       350,190      12,645,361
                                                                                           -------------
INDUSTRIAL CONGLOMERATES -- 0.9%
McDermott International, Inc. *                                                  280,320       7,162,176
                                                                                           -------------
INSURANCE -- 1.0%
Prudential Financial, Inc.                                                       112,180       8,076,960
                                                                                           -------------
INTERNET SOFTWARE & SERVICES -- 4.6%
eBay, Inc. *                                                                     386,730       8,655,017
Google, Inc. - Class A *                                                          71,780      28,749,326
                                                                                           -------------
                                                                                              37,404,343
                                                                                           -------------
IT SERVICES -- 4.9%
Affiliated Computer Services, Inc. - Class A *                                   174,550       8,837,466
Cognizant Technology Solutions Corp. - Class A *                                 382,210       8,725,854
MasterCard, Inc. - Class A (a)                                                    69,260      12,281,876
Visa, Inc. - Class A                                                             166,840      10,242,308
                                                                                           -------------
                                                                                              40,087,504
                                                                                           -------------
LIFE SCIENCES TOOLS & SERVICES -- 3.0%
Covance, Inc. *(a)                                                                75,630       6,686,448
Illumina, Inc. *                                                                  80,760       3,273,203
Thermo Fisher Scientific, Inc. *                                                 263,190      14,475,450
                                                                                           -------------
                                                                                              24,435,101
                                                                                           -------------
MACHINERY -- 0.6%
Joy Global, Inc.                                                                 102,320       4,618,725
                                                                                           -------------
MEDIA -- 3.2%
Cablevision Systems Corp. - Class A                                              139,070       3,499,001
Focus Media Holding, Ltd. (ADR) *(a)                                             425,700      12,136,707
Liberty Global, Inc. *(a)                                                        147,700       4,475,310
McGraw-Hill Cos., Inc. (The) (a)                                                 174,780       5,524,796
                                                                                           -------------
                                                                                              25,635,814
                                                                                           -------------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Devon Energy Corp.                                                                69,250       6,315,600
Occidental Petroleum Corp.                                                       223,540      15,748,393
Range Resources Corp.                                                            248,810      10,666,485

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT        VALUE
--------------------                                                        ------------   -------------
XTO Energy, Inc. (a)                                                             346,247   $  16,107,410
                                                                                           -------------
                                                                                              48,837,888
                                                                                           -------------
PHARMACEUTICALS -- 3.4%
Allergan, Inc.                                                                   163,940       8,442,910
Roche Holdings AG                                                                 73,689      11,539,501
Shire, Ltd.                                                                      479,030       7,550,896
                                                                                           -------------
                                                                                              27,533,307
                                                                                           -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
Jones Lang LaSalle, Inc. (a)                                                     121,100       5,265,428
                                                                                           -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.9%
Broadcom Corp. - Class A *                                                       441,190       8,219,370
Microchip Technology, Inc. (a)                                                   252,580       7,433,430
NVIDIA Corp. *(a)                                                                504,440       5,402,552
Texas Instruments, Inc.                                                          118,090       2,538,935
                                                                                           -------------
                                                                                              23,594,287
                                                                                           -------------
SOFTWARE -- 5.4%
Adobe Systems, Inc. *                                                            349,620      13,799,501
Autodesk, Inc. *                                                                 343,110      11,511,341
Microsoft Corp.                                                                  208,670       5,569,402
Oracle Corp. *                                                                   327,100       6,643,401
Salesforce.com, Inc. *                                                           128,400       6,214,560
                                                                                           -------------
                                                                                              43,738,205
                                                                                           -------------
SPECIALTY RETAIL -- 0.5%
Abercrombie & Fitch Co. - Class A (a)                                            100,270       3,955,652
                                                                                           -------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
Coach, Inc. *                                                                    146,220       3,661,349
Polo Ralph Lauren Corp. (a)                                                      163,800      10,915,632
                                                                                           -------------
                                                                                              14,576,981
                                                                                           -------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.6%
America Movil, S.A.B. de C.V. (ADR)                                              181,500       8,414,340
Crown Castle International Corp. *                                               385,530      11,168,804
NII Holdings, Inc. *                                                             255,730       9,697,282
                                                                                           -------------
                                                                                              29,280,426
                                                                                           -------------
Total Common Stocks
   (Cost $967,005,983)                                                                       811,635,841
                                                                                           -------------
SHORT-TERM INVESTMENT -- 14.5%
State Street Navigator Securities Lending Trust Prime Portfolio (b)
   (Cost -- $117,878,672)                                                   $117,878,672     117,878,672
                                                                                           -------------
TOTAL INVESTMENTS -- 114.4% (Cost $1,084,884,655#)                                           929,514,513
                                                                                           -------------
Other Assets and Liabilities (net) -- (14.4)%                                               (116,793,175)
                                                                                           -------------
TOTAL NET ASSETS -- 100.0%                                                                 $ 812,721,338
                                                                                           =============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,686,577 and $164,056,719 respectively, resulting in a net unrealized depreciation of $155,370,142.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $739,772,407         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       71,863,434          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------  ----------------
TOTAL                                             $811,635,841         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT            VALUE
--------------------                                                                          --------------   ---------------
MUNICIPALS -- 0.8%
Badger Tobacco Asset Securitization Corp. 6.375%, due 06/01/32                                $    1,000,000   $       947,310
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47                                1,000,000           757,290
California County Tobacco Securitization Agency 5.625%, due 06/01/23                                 145,000           144,617
Dallas, Texas Area Rapid Transit 5.000%, due 12/01/36 (AMBAC)                                      3,400,000         3,128,850
Golden State Tobacco Securitization Corp. 5.750%, due 06/01/47                                       100,000            73,673
Los Angeles Department of Water & Power, Systems Subser A-2 5.000%, due 07/01/44 (AMBAC)           3,800,000         3,403,204
New York City Municipal Water Finance Authority
   4.750%, due 06/15/38                                                                              300,000           264,771
   5.000%, due 06/15/38                                                                              900,000           840,663
Tobacco Settlement Financing Corp.
   6.000%, due 06/01/23                                                                              970,000           928,911
   7.467%, due 06/01/47                                                                            1,180,000         1,013,089
University of Arkansas, Various Facility Fayetteville Campus, 5.000%, due 11/01/36 (AMBAC)         2,100,000         1,932,777
                                                                                                               ---------------
Total Municipals
   (Cost $15,029,374)                                                                                               13,435,155
                                                                                                               ---------------
ASSET-BACKED SECURITIES -- 13.2%
Ace Securities Corp. 3.257%, due 07/25/36 - 12/25/36 +                                               382,925           366,930
American Home Mortgage Investment Trust 3.357%, due 09/25/35  +                                        3,434             3,434
Argent Securities, Inc. 3.257%, due 10/25/36  +                                                      378,478           370,188
Asset Backed Funding Certificates
   3.557%, due 06/25/34 +                                                                            877,507           717,919
   3.267%, due 11/25/36 +                                                                             63,481            61,070
Asset Backed Securities Corp. Home Equity 3.257%, due 11/25/36 - 12/25/36 +                        1,578,707         1,514,727
Banc of America Commercial Mortgage, Inc.
   5.658%, due 06/10/49 +                                                                          1,100,000           937,613
   5.745%, due 02/10/51 +                                                                          1,100,000           942,907
Banc of America Funding Corp. 4.625%, due 02/20/36  +                                              2,548,087         2,265,380
Banc of America Large Loan, Inc. 3.000%, due 08/15/29 (144A) + (a)                                 6,240,505         5,632,597
Banc of America Mortgage Securities 6.500%, due 09/25/33                                             180,636           171,084
Bank of America Credit Card Trust 3.688%, due 12/16/13  +                                         13,800,000        13,564,750
Bear Stearns ALT-A Trust 3.367%, due 02/25/34  +                                                     529,408           324,783
Bear Stearns ARM Trust
   4.857%, due 01/25/35 +                                                                          7,361,621         6,730,704
   4.125%, due 03/25/35 +                                                                          2,215,082         2,062,096
Bear Stearns Asset Backed Securities Trust
   3.867%, due 10/25/32 +                                                                             48,087            42,288
   3.537%, due 01/25/36 +                                                                             53,308            50,276
   3.257%, due 11/25/36 +                                                                             80,087            75,919
   4.207%, due 10/25/37 +                                                                          5,154,122         4,206,482
Bear Stearns Commercial Mortgage Securities 6.440%, due 06/16/30                                      30,627            30,551
Bear Stearns Mortgage Funding Trust 3.277%, due 02/25/37  +                                        3,409,704         3,071,760
Bear Stearns Structured Products, Inc. 4.639%, due 01/26/36  +                                     1,342,858         1,069,192
Capital Auto Receivables Asset Trust
   3.408%, due 03/15/11 +                                                                          1,200,000         1,195,738
   3.938%, due 10/15/12 +                                                                          7,100,000         6,930,771
Carrington Mortgage Loan Trust 3.527%, due 10/25/35  +                                               853,242           809,079
Chase Credit Card Master Trust 2.598%, due 02/15/11  +                                             1,200,000         1,199,124
Chase Issuance Trust
   2.738%, due 09/15/11 +                                                                          1,300,000         1,284,854
   3.138%, due 11/15/11 +                                                                         14,700,000        14,583,114
Citigroup Commercial Mortgage Trust 2.558%, due 08/15/21 (144A) + (a)                                 10,683            10,093
Citigroup Mortgage Loan Trust, Inc.
   4.700%, due 12/25/35 +                                                                          3,326,923         3,094,307

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   4.900%, due 12/25/35 +                                                                     $      160,768   $       153,281
   2.520%, due 11/25/36 +                                                                             49,381            48,983
Countrywide Alternative Loan Trust
   3.487%, due 12/25/35 +                                                                             87,837            55,797
   3.268%, due 09/20/46 +                                                                            224,998           221,070
   3.368%, due 02/20/47 +                                                                          1,225,329           749,211
   3.387%, due 05/25/47 +                                                                            405,369           247,100
Countrywide Asset-Backed Certificates
   3.257%, due 01/25/37-05/25/47 +                                                                   769,921           742,644
   3.287%, due 06/25/37 +                                                                          1,772,357         1,698,013
   3.237%, due 01/25/46 +                                                                            186,062           184,477
   3.267%, due 09/25/46 +                                                                             86,303            85,848
   3.317%, due 10/25/46 +                                                                            439,881           426,506
Countrywide Home Loans
   3.781%, due 11/19/33 +                                                                            192,985           181,918
   3.497%, due 04/25/35 +                                                                          1,855,391         1,177,764
   3.547%, due 06/25/35 (144A)+ (a)                                                                  520,374           437,104
Credit Suisse First Boston Mortgage Securities Corp. 4.938%, due 12/15/40                            527,722           521,529
Daimler Chrysler Auto Trust
   3.417%, due 07/08/11 +                                                                         18,600,000        18,500,667
   3.967%, due 09/10/12 +                                                                          1,000,000           982,310
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
   3.307%, due 10/25/36 +                                                                            467,054           458,445
   5.869%, due 10/25/36                                                                            1,400,000           916,416
   5.886%, due 10/25/36                                                                            1,400,000           924,509
Equity One ABS, Inc. 3.507%, due 04/25/34  +                                                         121,664            82,693
First Franklin Mortgage Loan Asset Backed Certificates
   3.257%, due 11/25/36-12/25/36 +                                                                 1,386,033         1,307,859
   3.247%, due 01/25/38 +                                                                            938,946           882,806
First Horizon Pass Trust Mortgage 4.740%, due 06/25/34  +                                            695,229           579,018
Ford Credit Auto Owner Trust 3.388%, due 01/15/11  +                                              15,000,000        14,843,822
Fremont Home Loan Trust
   3.257%, due 10/25/36 +                                                                             74,217            70,964
   3.267%, due 01/25/37 +                                                                            388,759           366,087
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37                                          4,331,444         4,234,543
Greenpoint Mortgage Funding Trust
   3.427%, due 06/25/45 +                                                                            921,044           722,483
   3.477%, due 11/25/45 +                                                                            437,954           276,620
   3.287%, due 10/25/46 +                                                                            500,420           430,565
GS Mortgage Loan Trust 4.539%, due 09/25/35  +                                                     1,737,110         1,486,948
GSAMP Trust
   3.497%, due 03/25/34 +                                                                            120,950           119,123
   3.277%, due 10/25/36 +                                                                             21,636            20,289
   3.247%, due 10/25/46 +                                                                            101,386            99,011
   3.307%, due 01/25/47 +                                                                            654,406           633,404
Harborview Mortgage Loan Trust
   3.250%, due 05/19/35 +                                                                            203,348           131,561
   3.120%, due 01/19/38 +                                                                            216,032           199,027
HSI Asset Securitization Corp. Trust 3.257%, due 10/25/36  +                                         148,287           136,593
Impac Secured Assets Corp. 3.287%, due 01/25/37  +                                                   189,339           178,661
Indymac Index Mortgage Loan Trust 3.297%, due 11/25/46  +                                            623,346           585,944
Indymac Residential Asset Backed Trust 3.257%, due 11/25/36  +                                        89,725            88,549
JPMorgan Chase Commercial Mortgage Securities Corp. 5.794%, due 02/12/51  +                        1,500,000         1,273,276
JPMorgan Mortgage Acquisition Corp.
   2.519%, due 07/25/36 +                                                                            170,387           165,819
   3.247%, due 08/25/36 +                                                                             59,570            58,730
   3.257%, due 08/25/36 +                                                                            364,885           358,378
   2.541%, due 11/25/36 +                                                                            112,305           107,783
   3.267%, due 04/25/37 +                                                                          1,879,697         1,731,409

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

JPMorgan Mortgage Trust 5.003%, due 07/25/35  +                                               $    1,201,513   $     1,107,905
Lehman XS Trust
   3.287%, due 04/25/46-11/25/46 +                                                                   984,384           949,862
   3.277%, due 05/25/46 +                                                                            147,643           143,062
Long Beach Mortgage Loan Trust
   3.387%, due 08/25/35 +                                                                             62,792            61,173
   3.247%, due 11/25/36 +                                                                             66,118            63,989
Master Adjustable Rate Mortgages Trust
   5.157%, due 12/25/33 +                                                                            705,981           722,680
   3.788%, due 11/21/34 +                                                                            600,000           487,422
MBNA Credit Card Master Note Trust 2.588%, due 12/15/11  +                                           100,000            99,078
Mellon Residential Funding Corp.
   2.928%, due 12/15/30 +                                                                            186,336           173,224
   2.838%, due 11/15/31 +                                                                            866,313           785,255
Merrill Lynch Floating Trust 2.558%, due 06/15/22 (144A) + (a)                                       252,297           229,517
Merrill Lynch Mortgage Investment, Inc. 4.250%, due 10/25/35  +                                    4,689,397         4,381,053
Merrill Lynch Mortgage Investors Trust
   3.277%, due 08/25/36-07/25/37 +                                                                 1,166,464         1,135,663
   3.257%, due 05/25/37 +                                                                            247,667           244,045
   3.237%, due 06/25/37 +                                                                             76,733            75,639
Morgan Stanley ABS Capital I
   3.247%, due 07/25/36-10/25/36 +                                                                   866,777           854,617
   3.257%, due 09/25/36-11/25/36 +                                                                 1,810,347         1,756,817
Morgan Stanley IXIS Real Estate Capital Trust 3.257%, due 11/25/36  +                                 62,637            60,601
Mystic Re, Ltd. 11.811%, due 12/05/08 (144A) + (b)                                                   700,000           700,000
Nelnet Student Loan Trust 2.890%, due 07/25/16  +                                                     17,072            17,049
Nomura Asset Acceptance Corp. 3.347%, due 01/25/36 (144A) + (a)                                       88,026            75,835
Option One Mortgage Loan Trust
   3.257%, due 01/25/37 +                                                                          1,396,637         1,345,141
   3.247%, due 02/25/37 +                                                                             22,228            21,935
Park Place Securities, Inc. 3.467%, due 09/25/35  +                                                   30,826            29,227
Residential Accredit Loans, Inc.
   3.507%, due 08/25/35 +                                                                            349,038           215,784
   4.215%, due 09/25/45 +                                                                            373,793           235,785
Residential Asset Mortgage Products, Inc. 3.277%, due 11/25/36  +                                     35,907            35,598
Residential Asset Securities Corp. 3.277%, due 11/25/36 +                                            707,505           695,186
Residential Asset Securitization Trust 6.500%, due 08/25/36                                        1,000,000           551,635
Securitized Asset Backed Receivables LLC Trust 3.257%, due 09/25/36  +                                83,904            82,120
Securitized Asset Sales, Inc. 6.282%, due 11/26/23  +                                                  9,349             9,333
Sequoia Mortgage Trust 3.380%, due 10/19/26  +                                                       327,136           298,702
SLM Student Loan Trust
   2.780%, due 04/25/14 +                                                                          2,073,385         2,055,310
   4.173%, due 04/25/23 +                                                                         32,200,000        32,320,750
Small Business Administration Participation Certificates
   4.880%, due 11/01/24                                                                            3,851,082         3,756,191
   5.510%, due 11/01/27                                                                            7,553,131         7,566,762
   5.170%, due 01/01/28                                                                            6,281,803         6,140,408
Soundview Home Equity Loan Trust
   3.257%, due 10/25/36 +                                                                            117,236           116,420
   3.307%, due 10/25/36 +                                                                             52,188            51,806
   3.267%, due 11/25/36 (144A)+ (a)                                                                  234,086           225,228
   3.287%, due 01/25/37 +                                                                            571,230           558,155
Specialty Underwriting & Residential Finance Trust
   3.237%, due 06/25/37 +                                                                             21,569            21,393
   3.252%, due 11/25/37 +                                                                             29,944            28,727
Structured Adjustable Rate Mortgage Loan Trust
   4.580%, due 02/25/34 +                                                                            508,454           459,087
   4.065%, due 01/25/35 +                                                                            265,479           106,364
Structured Asset Investment Loan Trust 3.257%, due 07/25/36  +                                        56,445            53,505

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Structured Asset Mortgage Investments, Inc.
   3.360%, due 10/19/34 +                                                                     $      206,725   $       148,586
   3.397%, due 06/25/36 +                                                                            253,735           155,576
   3.277%, due 08/25/36 +                                                                            342,312           333,553
Structured Asset Securities Corp.
   4.900%, due 04/25/35 +                                                                          1,055,667           699,444
   5.034%, due 10/25/35 (144A)+ (a)                                                                  392,868           332,776
   3.257%, due 05/25/36-10/25/36 +                                                                   585,964           556,295
TBW Mortgage Backed Pass Through Certificates
   3.307%, due 09/25/36 +                                                                             41,375            39,755
   3.317%, due 01/25/37 +                                                                            558,956           530,627
   6.015%, due 07/25/37                                                                              600,000           432,929
Thornburg Mortgage Securities Trust
   3.327%, due 04/25/36 +                                                                          1,855,229         1,739,254
   3.317%, due 08/25/36 +                                                                             77,410            74,811
Truman Capital Mortgage Loan Trust 3.547%, due 01/25/34 (144A) + (a)                                  17,104            16,768
Wachovia Bank Commercial Mortgage Trust
   2.936%, due 03/02/09 +                                                                            300,000           293,627
   2.843%, due 05/08/09 +                                                                            400,000           397,928
   2.550%, due 06/15/20 (144A)+ (a)                                                                4,152,235         3,673,421
   2.560%, due 09/15/21 (144A)+ (a)                                                                2,881,880         2,633,765
WaMu Mortgage Pass Through Certificates
   4.055%, due 11/25/42 +                                                                             68,280            60,903
   3.497%, due 08/25/45-10/25/45 +                                                                 2,502,518         1,589,418
   3.467%, due 11/25/45 +                                                                            388,872           246,706
   3.855%, due 02/25/46 +                                                                            400,364           240,038
   4.198%, due 07/25/46 +                                                                          1,511,790         1,122,959
   4.355%, due 11/25/46 +                                                                            311,928           209,968
   3.665%, due 12/25/46 +                                                                            213,537           129,035
Wells Fargo Mortgage Backed Securities Trust 3.621%, due 09/25/34  +                                 463,914           410,099
                                                                                                               ---------------
Total Asset-Backed Securities
   (Cost $234,029,072)                                                                                             220,378,566
                                                                                                               ---------------
DOMESTIC BONDS & DEBT SECURITIES -- 22.4%
AIRLINES  -- 0.1%
Southwest Airlines Co. 5.125%, due 03/01/17                                                        1,000,000           863,823
                                                                                                               ---------------
AUTOMOBILES  -- 0.2%
DaimlerChrysler NA Holding Corp. 3.169%, due 03/13/09  +                                           2,900,000         2,889,662
                                                                                                               ---------------
CAPITAL MARKETS  -- 4.3%
Bear Stearns Cos., Inc.
   2.999%, due 11/28/11 +                                                                          1,000,000           959,908
   7.250%, due 02/01/18                                                                            2,000,000         1,927,944
Goldman Sachs Group, Inc.
   3.294%, due 12/22/08 +                                                                          3,800,000         3,745,994
   3.250%, due 12/23/08 +                                                                          6,200,000         6,109,964
   2.887%, due 11/16/09 +                                                                          7,000,000         6,478,227
   4.069%, due 06/28/10 +                                                                          4,400,000         3,926,789
   6.150%, due 04/01/18                                                                            2,100,000         1,749,145
   6.750%, due 10/01/37                                                                            6,400,000         4,282,874
Lehman Brothers Holdings, Inc.
   5.370%, due 11/24/08 (c)                                                                          300,000            39,000
   5.415%, due 12/23/08 (c)                                                                        6,300,000           819,000
   6.200%, due 09/26/14 (c)                                                                          700,000            91,000
   7.000%, due 09/27/27 (c)                                                                          400,000            52,000
Merrill Lynch & Co., Inc.
   2.839%, due 10/23/08 +                                                                          2,500,000         2,498,485
   3.234%, due 12/22/08 +                                                                          4,100,000         3,964,913
   5.054%, due 05/12/10 +                                                                          6,800,000         6,561,979

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   6.400%, due 08/28/17                                                                       $    2,700,000   $     2,339,069
   6.875%, due 04/25/18                                                                            8,900,000         7,887,474
Morgan Stanley
   3.228%, due 11/21/08 +                                                                          1,100,000         1,085,349
   3.031%, due 01/22/09 +                                                                            300,000           291,949
   2.913%, due 02/09/09 +                                                                          2,100,000         1,830,314
   3.035%, due 01/18/11 +                                                                          4,000,000         2,608,668
   6.000%, due 04/28/15                                                                           16,600,000        11,305,679
Small Business Administration 4.504%, due 02/01/14                                                 1,280,398         1,222,298
                                                                                                               ---------------
                                                                                                                    71,778,022
                                                                                                               ---------------
COMMERCIAL BANKS  -- 6.1%
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A) (a)                                   3,600,000         3,577,392
Bank of Ireland
   3.073%, due 12/19/08 +                                                                         12,400,000        12,380,557
   2.926%, due 12/18/09 +                                                                          1,100,000         1,089,756
Barclays Bank Plc
   5.450%, due 09/12/12                                                                            7,300,000         7,285,488
   7.434%, due 09/29/49 (144A)+ (a)                                                                  700,000           570,905
Charter One Bank NA 2.845%, due 04/24/09  +                                                        8,000,000         7,983,664
Commonwealth Bank of Australia 2.527%, due 06/08/09 (144A) + (a)                                     400,000           399,972
DNB North Bank ASA 2.858%, due 10/13/09 (144A) + (a)                                               1,200,000         1,198,372
Export-Import Bank of Korea 3.011%, due 10/04/11 (144A) + (a)                                      1,600,000         1,605,134
National Australia Bank, Ltd.
   3.253%, due 02/08/10 (144A)+ (a)                                                               11,500,000        11,490,892
   5.350%, due 06/12/13 (144A)(a)                                                                  3,100,000         2,981,549
Rabobank Nederland 2.811%, due 01/15/09 (144A) + (a)                                                 800,000           799,472
Royal Bank of Scotland Plc 7.092%, due 10/29/49  + (d)                                               500,000           455,334
Skandinaviska Enskilda Banken AB 2.794%, due 02/13/09  +                                           6,600,000         6,590,331
UBS AG
   3.714%, due 05/05/10 +                                                                         11,500,000        11,455,679
   5.875%, due 12/20/17                                                                            1,200,000         1,067,333
   5.750%, due 04/25/18                                                                            6,000,000         5,227,692
Unicredit Luxembourg Finance S.A. 2.846%, due 10/24/08 (144A) + (a)                                1,700,000         1,698,684
Unicredito Italiano S.p.A. 3.088%, due 05/18/09  +                                                22,400,000        22,379,078
Wachovia Bank National Association
   2.811%, due 02/23/09 +                                                                            300,000           285,196
   2.881%, due 12/02/10 +                                                                          2,300,000         1,732,240
                                                                                                               ---------------
                                                                                                                   102,254,720
                                                                                                               ---------------
COMPUTERS & PERIPHERALS  -- 0.3%
Lexmark International, Inc. 5.900%, due 06/01/13                                                   5,000,000         4,908,875
                                                                                                               ---------------
CONSUMER FINANCE  -- 1.1%
American Express Bank FSB S.A.
   5.500%, due 04/16/13                                                                            1,500,000         1,374,178
   6.000%, due 09/13/17                                                                            2,700,000         2,258,626
American Express Centurion Bank
   2.568%, due 07/13/10 +                                                                          5,000,000         4,581,210
   6.000%, due 09/13/17                                                                            2,600,000         2,179,255
American Express Co.
   7.000%, due 03/19/18                                                                            2,490,000         2,201,252
   8.150%, due 03/19/38                                                                              720,000           645,643
American Express Credit Corp. 2.546%, due 03/02/09  +                                              1,800,000         1,762,362
Ford Motor Credit Co. LLC
   7.250%, due 10/25/11                                                                            5,800,000         3,690,412
   7.800%, due 06/01/12                                                                              400,000           248,544
                                                                                                               ---------------
                                                                                                                    18,941,482
                                                                                                               ---------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

DIVERSIFIED FINANCIAL SERVICES  -- 4.6%
Atlas Reinsurance Plc 9.237%, due 01/10/10 (144A) + (b) (d)                                   $      400,000   $       566,318
Bank of America Corp.
   2.918%, due 11/06/09 +                                                                            900,000           880,176
   8.000%, due 12/29/49 +                                                                          1,700,000         1,348,205
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) + (a)                                              600,000           557,114
Citigroup Funding, Inc. 3.190%, due 04/23/09  +                                                    7,000,000         6,884,815
Citigroup, Inc.
   3.809%, due 12/26/08 +                                                                          1,300,000         1,290,988
   2.836%, due 01/30/09 +                                                                            900,000           890,562
   3.799%, due 12/28/09 +                                                                         10,000,000         9,679,760
   8.400%, due 04/29/49 +                                                                          5,000,000         3,409,550
Countrywide Financial Corp. 3.418%, due 03/24/09  +                                               15,000,000        14,643,375
General Electric Capital Corp.
   2.795%, due 10/24/08 +                                                                            800,000           799,354
   2.859%, due 12/12/08 +                                                                            800,000           797,558
   2.825%, due 10/26/09 +                                                                          1,000,000           993,669
   2.953%, due 05/08/13 +                                                                          9,300,000         8,612,284
   3.712%, due 05/22/13 +                                                                         12,200,000        11,655,490
Green Valley, Ltd. 8.562%, due 01/10/11 (144A) + (b) (d)                                             500,000           701,772
HSBC Finance Corp. 2.846%, due 10/21/09  +                                                         2,100,000         1,992,812
International Lease Finance Corp. 6.625%, due 11/15/13                                             1,100,000           674,970
JPMorgan Chase & Co. 3.479%, due 06/26/09  +                                                         700,000           698,309
Longpoint Re, Ltd. 8.069%, due 05/08/10 (144A) + (b)                                               1,400,000         1,424,378
Residential Reinsurance 2007, Ltd. 10.061%, due 06/07/10 (144A) + (b)                              1,600,000         1,634,980
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A) + (a)                             3,000,000         2,801,055
TransCapitalInvest, Ltd. 7.700%, due 08/07/13 (144A) (a)                                           2,700,000         2,470,249
Vita Capital III, Ltd. 3.911%, due 01/01/12 (144A) + (b)                                             800,000           763,863
Vita Capital, Ltd. 3.691%, due 01/01/10 (144A) + (b)                                                 400,000           391,640
                                                                                                               ---------------
                                                                                                                    76,563,246
                                                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.8%
AT&T, Inc. 2.894%, due 02/05/10  +                                                                12,300,000        12,258,647
Qwest Capital Funding, Inc. 7.000%, due 08/03/09                                                   2,000,000         1,975,000
                                                                                                               ---------------
                                                                                                                    14,233,647
                                                                                                               ---------------
ELECTRIC UTILITIES  -- 0.2%
Exelon Corp. 4.900%, due 06/15/15                                                                  1,000,000           881,760
NiSource Finance Corp. 3.381%, due 11/23/09  +                                                       800,000           779,788
Public Service Electric & Gas Co. 5.300%, due 05/01/18                                             1,000,000           935,671
                                                                                                               ---------------
                                                                                                                     2,597,219
                                                                                                               ---------------
FOOD PRODUCTS  -- 0.1%
Kraft Foods, Inc. 6.125%, due 02/01/18                                                             1,600,000         1,501,438
                                                                                                               ---------------
HEALTH CARE PROVIDERS & SERVICES  -- 0.0%
UnitedHealth Group, Inc. 4.875%, due 02/15/13                                                        200,000           191,343
                                                                                                               ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 0.0%
Constellation Energy Group, Inc. 4.550%, due 06/15/15                                                200,000           171,718
                                                                                                               ---------------
INSURANCE  -- 3.5%
Allstate Life Global Funding II
   3.461%, due 05/21/10 +                                                                         11,800,000        11,742,581
   5.375%, due 04/30/13                                                                            4,600,000         4,445,008
American International Group, Inc.
   8.250%, due 08/15/18 (144A)(a)                                                                  1,700,000           989,000
   8.175%, due 05/15/58 (144A)+ (a)                                                                2,700,000           432,740
Berkshire Hathaway Finance Corp. 5.400%, due 05/15/18 (144A) (a)                                  19,500,000        18,924,750
Foundation Re II, Ltd. 9.557%, due 11/26/10 (144A) + (b)                                           1,000,000           993,760
Merna Reinsurance, Ltd. 4.412%, due 07/07/10 (144A) + (b)                                          4,000,000         3,795,600

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Pricoa Global Funding I 3.606%, due 06/26/12 (144A) + (a)                                     $   17,300,000   $    16,629,954
                                                                                                               ---------------
                                                                                                                    57,953,393
                                                                                                               ---------------
IT SERVICES  -- 0.1%
Western Union Co. (The) 5.930%, due 10/01/16                                                       2,000,000         1,800,930
                                                                                                               ---------------
MEDIA  -- 0.3%
EchoStar DBS Corp. 7.000%, due 10/01/13                                                            6,200,000         5,378,500
                                                                                                               ---------------
OIL, GAS & CONSUMABLE FUELS  -- 0.0%
Suncor Energy, Inc. 6.100%, due 06/01/18                                                             700,000           640,142
                                                                                                               ---------------
PAPER & FOREST PRODUCTS  -- 0.2%
Weyerhaeuser Co. 4.198%, due 09/24/09  +                                                           2,900,000         2,869,733
                                                                                                               ---------------
PHARMACEUTICALS  -- 0.5%
GlaxoSmithKline Capital, Inc. 3.429%, due 05/13/10  +                                              8,300,000         8,268,900
                                                                                                               ---------------
Total Domestic Bonds & Debt Securities
   (Cost $616,263,170)                                                                                             373,806,793
                                                                                                               ---------------
FOREIGN BONDS & DEBT SECURITIES -- 3.4%
CAYMAN ISLANDS  -- 0.1%
Atlantic & Western, Ltd. 9.041%, due 01/09/09 (144A) + (b)                                         1,200,000         1,194,600
                                                                                                               ---------------
FRANCE  -- 0.7%
Government of France 3.000%, due 07/25/12  (d)                                                     8,159,480        11,993,839
                                                                                                               ---------------
ITALY  -- 0.1%
Buoni Poliennali Del Tesoro 2.350%, due 09/15/19  (d)                                                817,744         1,097,570
                                                                                                               ---------------
JAPAN  -- 2.5%
Japanese Government CPI Linked Bond
   0.800%, due 12/10/15 (e)                                                                    2,693,120,000        23,896,285
   1.100%, due 12/10/16 (e)                                                                      927,290,000         8,332,479
   1.200%, due 12/10/17 (e)                                                                      316,510,000         2,838,252
   1.400%, due 06/10/18 (e)                                                                      873,270,000         7,942,388
                                                                                                               ---------------
                                                                                                                    43,009,404
                                                                                                               ---------------
Total Foreign Bonds & Debt Securities
   (Cost $56,248,689)                                                                                               57,295,413
                                                                                                               ---------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 135.6%
Federal Home Loan Mortgage Corp.
   5.500%, due 05/15/16-04/01/38                                                                 109,684,873       109,296,268
   4.500%, due 05/15/17                                                                              354,013           355,015
   5.000%, due 12/14/18-02/15/20                                                                   6,600,700         6,512,538
   2.718%, due 02/15/19 +                                                                         17,657,459        17,215,143
   2.638%, due 07/15/19-10/15/20 +                                                                10,939,274        10,698,275
   4.000%, due 03/15/23-10/15/23                                                                     386,022           385,887
   2.838%, due 12/15/30 +                                                                            342,914           337,865
   3.467%, due 08/25/31 +                                                                            131,121           118,783
   4.556%, due 01/01/34 +                                                                            368,739           374,905
   6.000%, due 05/01/35                                                                              126,614           128,786
   4.278%, due 10/25/44 +                                                                          7,598,177         7,334,075
   4.278%, due 02/25/45 +                                                                          2,235,701         2,033,378
Federal National Mortgage Assoc.
   5.500%, due 05/01/34-07/01/38                                                                 279,237,142       278,752,389
   3.357%, due 08/25/34 +                                                                            297,443           288,530
   4.527%, due 11/01/34 +                                                                          3,765,181         3,795,567
   4.655%, due 01/01/35 +                                                                            464,763           469,659
   4.665%, due 05/25/35 +                                                                          2,447,789         2,525,446
   5.000%, due 02/01/36-05/01/38                                                                  92,507,619        90,216,582
   6.000%, due 02/01/36-07/01/38                                                                  83,295,364        84,473,836
   3.267%, due 12/25/36 +                                                                            459,591           442,500

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                               PAR AMOUNT/
                                                                                                  SHARES           VALUE
                                                                                              ------------   --------------
   3.407%, due 10/27/37 +                                                                     $  6,400,000   $    5,895,040
   3.557%, due 05/25/42 +                                                                          224,039          219,982
   5.950%, due 02/25/44                                                                            648,215          655,147
   4.055%, due 03/01/44-07/01/44 +                                                               4,274,455        4,264,409
   4.056%, due 09/01/44 +                                                                          145,525          145,185
   5.000%, due TBA (f)                                                                          11,500,000       11,207,106
   6.000%, due TBA (f)                                                                          22,500,000       22,791,802
Government National Mortgage Assoc.
   5.500%, due 07/15/33                                                                              5,474            5,496
   6.000%, due 08/15/36-07/15/37                                                                   846,164          859,980
   5.500%, due TBA (f)                                                                             900,000          900,985
   6.000%, due TBA (f)                                                                             800,000          811,875
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/27                                                               343,673,357      341,670,162
   2.000%, due 04/15/12-01/15/26                                                               135,655,265      129,253,440
   0.625%, due 04/15/13                                                                        119,842,800      113,139,153
   2.625%, due 07/15/17                                                                         83,143,511       85,650,870
   1.625%, due 01/15/18                                                                         33,172,465       31,430,944
   1.750%, due 01/15/28                                                                        113,780,881       99,300,557
   3.625%, due 04/15/28                                                                         76,852,881       88,440,912
   3.875%, due 04/15/29                                                                         97,375,681      116,478,063
   3.375%, due 04/15/32                                                                          2,099,653        2,407,712
   1.375%, due 07/15/18                                                                         42,809,956       39,555,757
U.S. Treasury Inflation Index Note
   3.500%, due 01/15/11                                                                         56,326,023       58,592,301
   3.375%, due 01/15/12                                                                          3,828,841        4,016,994
   3.000%, due 07/15/12                                                                         55,986,984       58,292,080
   1.875%, due 07/15/13-07/15/15                                                                49,805,193       49,498,541
   2.000%, due 01/15/14-01/15/16                                                               307,346,814      306,259,446
   4.250%, due 01/15/10                                                                         32,914,132       33,886,152
   0.875%, due 04/15/10                                                                         11,113,536       10,920,794
   1.625%, due 01/15/15                                                                         19,058,792       18,562,978
   2.500%, due 07/15/16                                                                          1,056,756        1,081,937
U.S. Treasury Note 2.500%, due 03/31/13                                                         13,900,000       13,641,557
                                                                                                             --------------
Total U.S. Government & Agency Obligations
   (Cost $2,296,528,609)                                                                                      2,265,592,784
                                                                                                             --------------
LOAN PARTICIPATION -- 0.6%
Chrysler Finco 5.000%, due 08/03/14 (144A) (a)                                                   6,536,481        4,531,958
Ford Motor Corp. 8.000%, due 12/15/13 (144A) (a)                                                   992,424          681,051
HCA, Inc. 1.000%, due 11/14/13 (144A) (a)                                                        6,205,500        5,510,708
                                                                                                             --------------
Total Loan Participation
   (Cost $13,357,379)                                                                                            10,723,717
                                                                                                             --------------
PREFERRED STOCK -- 0.1%
COMMERCIAL BANKS  -- 0.0%
Wachovia Corp. 7.500%                                                                                  900          346,500
                                                                                                             --------------
DIVERSIFIED FINANCIAL SERVICES  -- 0.1%
Bank of America Corp. 7.250%                                                                         1,000          838,000
                                                                                                             --------------
Total Preferred Stocks
   (Cost $1,900,000)                                                                                              1,184,500
                                                                                                             --------------
PURCHASED OPTIONS -- 0.0%
Option on TBA Puts, Expires 12/04/08                                                          $ 15,500,000              219
Option on TIPS Puts, Expires 10/14/08                                                           56,000,000          264,880
Option on TIPS Puts, Expires 10/14/08                                                           59,000,000           14,750
Option on TIPS Puts, Expires 10/14/08                                                           20,000,000            9,200
Option on TIPS Puts, Expires 10/27/08                                                           50,000,000           42,000
Option on TIPS Puts, Expires 10/27/08                                                          145,000,000           24,650

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                               PAR AMOUNT       VALUE
                                                                                              -----------   ------------
Option on TIPS Puts, Expires 10/27/08                                                         $83,100,000         14,958
U.S. Treasury Bonds Calls, Expires 11/21/08                                                       494,000          7,719
U.S. Treasury Bonds Calls, Expires 11/21/08                                                       409,000          6,391
U.S. Treasury Bonds Puts, Expires 11/21/08                                                         97,000          1,516
U.S. Treasury Notes 10 Year Future Calls, Expires 11/21/08                                        866,000         13,531
U.S. Treasury Notes 10 Year Future Puts, Expires 11/21/08                                         863,000         13,484
U.S. Treasury Notes 5 Year Futures Calls, Expires 11/21/08                                        194,000          3,031
                                                                                                            ------------
Total Purchased Options
   (Cost $101,765)                                                                                               416,329
                                                                                                            ------------
SHORT-TERM INVESTMENTS -- 28.5%
COMMERCIAL PAPER  -- 0.7%
Nordea Bank Finland Plc
   2.448%, due 12/01/08 +                                                                       5,500,000      5,499,753
   5.298%, due 04/09/09 +                                                                       7,000,000      6,999,387
                                                                                                            ------------
                                                                                                              12,499,140
                                                                                                            ------------
REPURCHASE AGREEMENTS  -- 20.3%
JPMorgan, Repurchase Agreement, dated 09/29/08 at 0.100% to be repurchased at $7,710,775 on
   10/06/08 collateralized by $7,710,625 U.S. Treasury Note 4.125% due 08/31/12 with a
   value of $8,249,745.                                                                         7,710,625      7,710,625
Lehman Brothers, Inc., Repurchase Agreement, dated 09/30/08 at 0.000% to be repurchased at
   $65,300,000 on 10/01/08 collateralized by $65,300,000 FHLMC 3.639% due 09/28/09 with a
   value of $66,568,072.                                                                      130,600,000    130,600,000
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at 0.400% to be repurchased at $104,156,656 on 10/01/08 collateralized by 105,335,000 FHLMC at 3.650%
   due 12/30/09 with a value of $106,238,609.                                                 104,155,499    104,155,499
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at 0.400% to be repurchased at $24,779,552 on 10/01/08 collateralized by 25,370,000 FHLB at 0.000% due
   11/12/08 with a value of $25,274,863.                                                       24,779,277     24,779,277
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at 0.400% to be repurchased at $71,588,019 on 10/01/08 collateralized by 72,660,000 FHLB at 2.584% due
   01/08/09 with a value of $73,023,300.                                                       71,587,224     71,587,224
                                                                                                            ------------
                                                                                                             338,832,625
                                                                                                            ------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES  -- 7.5%
Federal Home Loan Bank
   0.000%, due 10/01/08 (g)                                                                    43,000,000     43,000,000
   0.100%, due 10/07/08 (g)                                                                    34,000,000     33,999,433
Federal Home Loan Mortgage Corp. 2.500%, due 11/24/08  (g)                                     33,800,000     33,673,250
U.S. Treasury Bill
   1.600%, due 11/28/08 (g) (h)                                                                 1,750,000      1,745,489
   1.690%, due 11/28/08 (g) (h)                                                                 1,500,000      1,495,916
   0.350%, due 12/04/08 (g) (h)                                                                   620,000        619,614
   0.785%, due 12/11/08 (g) (h)                                                                 1,000,000        998,453
   1.460%, due 12/11/08 (g) (h)                                                                   500,000        498,560
   1.620%, due 12/11/08 (g) (h)                                                                   750,000        747,604
   1.695%, due 12/11/08 (g) (h)                                                                 1,500,000      1,494,956
   1.700%, due 12/11/08 (g) (h)                                                                   750,000        747,486
   0.500%, due 12/26/08 (g) (h)                                                                 2,500,000      2,497,014
   1.410%, due 12/26/08 (g) (h)                                                                   250,000        249,158
   1.420%, due 12/26/08 (g) (h)                                                                 2,750,000      2,740,671
                                                                                                            ------------
                                                                                                             124,507,604
                                                                                                            ------------
Total Short-Term Investments
   (Cost $475,839,369)                                                                                       475,839,369
                                                                                                            ------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 204.6% (Cost $3,709,297,427#)                                                             $ 3,418,672,626
                                                                                                               ---------------
Other Assets and Liabilities (net) -- (104.6)%                                                                  (1,747,998,452)
                                                                                                               ---------------
TOTAL NET ASSETS -- 100.0%                                                                                     $ 1,670,674,174
                                                                                                               ===============
PORTFOLIO FOOTNOTES:
+    Variable or floating rate security. The stated rate represents the rate at
     September 30, 2008.
#    Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,817,635 and $302,442,436 respectively, resulting in a net unrealized depreciation of $290,624,801.
(a)  Securities that may be resold to "qualified institutional buyers" under
     Rule 144A or securities offered pursuant to Section 4(2) of the Securities
     Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $91,118,055 of net assets.
(b)  Securities that may be resold to "qualified institutional buyers" under
     Rule 144A or securities offered pursuant to Section 4(2) of the Securities
     Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $12,166,911 of net assets.
(c)  Security is in default and/or issuer is in bankruptcy.
(d)  Par shown in Euro Currency. Value is shown in USD.
(e)  Par shown in Japanese Yen. Value is shown in USD.
(f)  This security is traded on a "to-be-announced" basis.
(g)  Zero coupon bond - Interest rate represents current yield to maturity.
(h)  Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $13,834,921.
AMBAC - Ambac Indemnity Corporation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Bond Portfolio at September 30, 2008, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                          PERCENT OF
                                           PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY   (UNAUDITED)
---------------------------------------   ----------
AAA                                          84.79%
AA                                            7.85
A                                             3.93
BBB                                           0.63
BB                                            0.31
B                                             0.24
CCC                                           0.04
Other                                         2.21
                                            -------
Total:                                      100.00%
                                            =======

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,994,940,411     $11,679,010
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS    1,423,732,215      (1,484,971)
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0               0
                                               ---------------   ---------------
TOTAL                                           $3,418,672,626     $10,194,039

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                                                       STRIKE      NUMBER OF
WRITTEN CALL OPTIONS                     EXPIRATION     PRICE      CONTRACTS         VALUE
--------------------------------------   ----------   ---------   ------------   ------------
OTC EPUT on Interest Rate Swap           09/20/2010    $  5.37    (14,000,000)   $  (805,363)
U.S. Treasury Bond Futures               11/21/2008     120.00        (36,000)       (56,250)
U.S. Treasury Bond Futures               11/21/2008     121.00        (48,000)       (61,500)
U.S. Treasury Notes 10 Year Futures      11/21/2008     119.00        (13,000)        (7,922)
U.S. Treasury Notes 10 Year Futures      11/21/2008     118.00       (342,000)      (277,875)
                                                                                 ------------
(Written Option Premium $759,695)                                                $(1,208,910)
                                                                                 ============

                                                        STRIKE      NUMBER OF
WRITTEN PUT OPTIONS                      EXPIRATION     PRICE       CONTRACTS      VALUE
--------------------------------------   ----------   ---------   ------------   ---------
OTC EPUT Options on Interest Rate Swap   09/20/2010    $  5.37    (14,000,000)   $(350,762)
OTC EPUT U.S. Dollar Vs. Japanese Yen    03/05/2009      95.00     (7,190,000)     (93,815)
OTC EPUT U.S. Dollar Vs. Japanese Yen    03/05/2009      95.00     (7,190,000)     (93,815)
U.S. Treasury Bond Futures               11/21/2008     111.00        (36,000)     (25,875)
U.S. Treasury Notes 10 Year Futures      11/21/2008     113.00       (340,000)    (435,625)
                                                                                 ---------
(Written Option Premium $939,129)                                                $(999,892)
                                                                                 =========

SECURITY SOLD SHORT                   INTEREST RATE   MATURITY     PROCEEDS         VALUE
-----------------------------------   -------------   --------   ------------   ------------
Federal Home Loan Mortgage Corp.          5.500%         TBA     $ 67,455,469   $ 67,649,392
Federal Home Loan Mortgage Corp.          6.000%         TBA        9,999,000     10,022,206
Federal National Mortgage Assoc.          5.500%         TBA       37,887,910     38,397,744
Federal National Mortgage Assoc.          6.000%         TBA          823,344        814,875
Government National Mortgage Assoc.       5.500%         TBA        1,006,719      1,001,094
Government National Mortgage Assoc.       6.500%         TBA          619,500        614,156
U.S. Treasury Bond                        5.000%      05/15/37     38,828,557     38,389,358
U.S. Treasury Bond                        7.500%      11/15/24      2,617,625      2,588,009
U.S. Treasury Note                        3.500%      02/15/18     34,407,967     34,627,111
U.S. Treasury Note                        4.250%      11/15/13     15,398,778     15,528,473
U.S. Treasury Note                        4.000%      02/15/15     15,433,375     15,441,894
U.S. Treasury Note                        4.250%      08/15/14     14,110,545     14,272,059
U.S. Treasury Note                        2.500%      03/31/13     13,590,190     13,641,557
U.S. Treasury Note                        4.750%      08/15/17     11,440,012     11,258,793
U.S. Treasury Note                        4.125%      08/31/12      7,665,256      7,696,368
U.S. Treasury Note                        3.625%      12/31/12      7,642,722      7,638,307
                                                                 ------------   ------------
                                                                 $278,926,969   $279,581,396
                                                                 ============   ============

                                                                                        ACQUISITION
                                                                                         COST AS A                     VALUE AS A
ILLIQUID AND                                               ACQUISITION   ACQUISITION   PERCENTAGE OF                 PERCENTAGE OF
RESTRICTED SECURITIES                                         DATES         COST         NET ASSETS       VALUE        NET ASSETS
--------------------------------------------------------   -----------   -----------   -------------   -----------   -------------
Atlantic & Western, Ltd. 10.979%, due 01/09/09               12/16/05    $1,200,000        0.07%       $ 1,194,600        0.07%
Atlas Reinsurance Plc 8.731%, due 01/10/10                   12/15/06       400,000        0.02            566,318        0.03
Green Valley, Ltd. 8.376%, due 01/10/11                      12/11/07       500,000        0.03            701,772        0.04
Foundation Re II, Ltd. 9.820%, due 11/26/10                  11/10/06     1,000,000        0.06            993,760        0.06
Longpoint Re, Ltd. 8.050%, due 05/08/10                      04/27/07     1,400,000        0.08          1,424,378        0.09
Merna Reinsurance, Ltd. 3.346%, due 07/07/10                 09/21/07     3,960,000        0.24          3,795,600        0.23
Mystic Re, Ltd. 12.090%, due 12/05/08                        11/20/06       700,000        0.04            700,000        0.04
Residential Reinsurance 2007, Ltd. 10.326%, due 06/07/10     05/16/07     1,600,000        0.10          1,634,980        0.10
Vita Capital II, Ltd. 5.603%, due 01/01/10                   04/18/07       399,280        0.02            391,640        0.02
Vita Capital III, Ltd. 5.823%, due 01/01/12                  12/12/06       800,000        0.05            763,864        0.05
                                                                         -----------       ----        -----------        ----
                                                                         $11,959,280       0.71%       $12,166,912        0.73%
                                                                         ===========       ====        ===========        ====

The futures contracts outstanding as of September 30, 2008 and the description and unrealized appreciation (depreciation) were as follows:

                                                                                                         Unrealized
                                                                         Number of                      Appreciation/
Description                                      Expiration Date         Contracts    Notional Value   (Depreciation)
----------------------------------------------   ---------------------   ---------   ---------------   --------------
Euribor Futures                                  December 2008-Long          191     $    45,357,725    $  (368,328)
Euribor Futures                                  March 2009 - Long           237          56,631,150        746,566
Euro Dollar Futures                              December 2008-Long          848         204,675,400      1,011,019
Euro Dollar Futures                              March 2009 - Long         2,285         554,312,438      6,110,804
Euro Dollar Futures                              June 2009 - Long          1,043         252,823,200      2,238,215
Euro Dollar Futures                              September 2009 - Long       914         221,359,375      1,821,523
Euro Dollar Futures                              December 2009-Long          611         147,495,400        409,078
Euro Dollar Futures                              March 2010 - Long           297          71,577,000        208,080
LIBOR Futures                                    December 2008-Long          537          63,184,763     (1,117,885)
LIBOR Futures                                    March 2009 - Long            82           9,736,475         12,773
Sterling Futures                                 June 2009 - Long            405          48,220,313        679,588
Germany Federal Republic Bonds 10 Year Futures   December 2008 - Short      (170)        (19,561,900)      (184,272)
Japanese Government Bonds 10 Year Futures        December 2008 - Short       (34)     (4,676,360,000)       339,092
U.K. Treasury Bonds Futures                      December 2008 - Short       (24)         (2,691,600)       (16,236)
U.S. Treasury Bonds 5 Year Futures               December 2008 - Short       (45)         (5,050,547)           703
                                                                                                        -----------
                                                                                                        $11,890,720
                                                                                                        ===========

Forward Foreign Currency Contracts to Buy:

                                                                        Net Unrealized
                                          Value at        In Exchange    Appreciation/
Settlement Date   Contracts to Buy   September 30, 2008    for U.S.$    (Depreciation)
---------------   ----------------   ------------------   -----------   --------------
    12/2/2008         930,618 BRL        $   478,506      $   503,581    $   (25,075)
    12/2/2008      31,801,313 BRL         16,353,172       18,561,023     (2,207,851)
    12/2/2008       3,520,875 BRL          1,810,367        2,050,000       (239,633)
    12/9/2008      19,611,550 CNY          2,840,671        2,863,000        (22,329)
     3/2/2009      43,461,700 CNY          6,270,424        6,130,000        140,424
     3/2/2009      16,098,390 CNY          2,322,590        2,277,000         45,590
     3/2/2009      17,335,640 CNY          2,501,094        2,452,000         49,094
     3/2/2009      18,414,165 CNY          2,656,698        2,607,500         49,198
    7/15/2009       5,017,312 CNY            723,267          782,000        (58,733)
    7/15/2009      10,205,220 CNY          1,471,126        1,580,000       (108,874)
    7/15/2009      15,865,956 CNY          2,287,146        2,430,000       (142,854)
     9/8/2009      18,343,680 CNY          2,645,351        2,720,000        (74,649)
     9/8/2009      20,664,180 CNY          2,979,991        3,060,000        (80,009)
    10/3/2008       5,068,334 EUR          7,136,468        7,458,966       (322,498)
    10/3/2008       2,551,175 EUR          3,592,182        3,742,574       (150,392)
    10/3/2008       1,650,127 EUR          2,323,461        2,423,789       (100,328)
    10/3/2008         800,289 EUR          1,126,847        1,169,542        (42,695)
    10/3/2008      11,536,347 EUR         16,243,754       16,197,031         46,723
    10/3/2008       2,899,000 GBP          5,160,943        5,259,945        (99,002)
    10/3/2008       2,202,377 GBP          3,920,781        4,087,266       (166,485)
    10/3/2008         671,000 GBP          1,194,547        1,246,171        (51,624)
    10/3/2008       2,193,805 GBP          3,905,520        4,074,743       (169,223)
    10/3/2008       2,806,617 GBP          4,996,479        5,213,712       (217,233)
    10/3/2008         645,314 GBP          1,148,821        1,184,765        (35,944)
    10/3/2008     149,382,000 JPY          1,410,195        1,406,676          3,519
   11/19/2008      11,743,543 MXN          1,064,320        1,113,027        (48,707)
   11/19/2008      11,609,768 MXN          1,052,196        1,100,332        (48,136)
   11/19/2008      84,321,492 MXN          7,642,073        7,916,544       (274,471)
   11/19/2008          25,000 MXN              2,266            2,377           (111)
   11/19/2008          25,000 MXN              2,266            2,379           (113)
   11/19/2008          25,000 MXN              2,266            2,378           (112)
    5/19/2009      10,108,159 MXN            895,435          926,249        (30,814)
   11/12/2008       2,141,096 MYR            624,260          667,008        (42,748)
    2/12/2009       2,633,504 MYR            772,021          824,000        (51,979)
     5/6/2009      16,342,519 PLN          6,719,938        7,241,457       (521,519)
    11/5/2008       2,538,000 RUB             98,527          101,897         (3,370)
   11/19/2008      84,656,898 RUB          3,280,872        3,414,273       (133,401)
   11/19/2008      37,435,650 RUB          1,450,816        1,515,000        (64,184)
   11/19/2008      28,060,000 RUB          1,087,463        1,145,072        (57,609)
   11/21/2008         133,447 SGD             93,277           95,000         (1,723)
   11/21/2008         137,993 SGD             96,455           98,191         (1,736)
   11/21/2008       2,051,486 SGD          1,433,954        1,510,000        (76,046)
   11/21/2008       2,052,241 SGD          1,434,482        1,510,000        (75,518)
   11/21/2008       2,188,480 SGD          1,529,710        1,600,000        (70,290)
   11/21/2008       2,060,757 SGD          1,440,434        1,504,586        (64,152)
                                                                         -----------
                                                                         $(5,547,622)
                                                                         ===========

Forward Foreign Currency Contracts to Sell:

                                                                            Net Unrealized
                                              Value at        In Exchange    Appreciation/
Settlement Date   Contracts to Deliver   September 30, 2008    for U.S.$    (Depreciation)
---------------   --------------------   ------------------   -----------   --------------
   10/16/2008             637,000 AUD        $   503,502      $   547,081    $   43,579
    12/2/2008           4,985,295 BRL          2,563,344        2,765,000       201,656
    12/2/2008           1,419,660 BRL            729,962          792,000        62,038
    12/2/2008           4,707,583 BRL          2,420,549        2,641,000       220,451
    12/2/2008             458,250 BRL            235,623          250,000        14,377
    12/2/2008           3,304,026 BRL          1,698,867        1,804,000       105,133
    12/2/2008           2,727,956 BRL          1,402,663        1,496,000        93,337
    12/2/2008           4,079,582 BRL          2,097,643        2,236,000       138,357
    12/2/2008           6,865,478 BRL          3,530,098        3,765,000       234,902
    12/9/2008           1,032,000 CHF            927,971          934,850         6,879
     3/2/2009          39,688,280 CNY          5,726,015        5,686,000       (40,015)
     3/2/2009          19,935,750 CNY          2,876,224        2,850,000       (26,224)
     3/2/2009          13,173,762 CNY          1,900,640        1,876,604       (24,036)
     3/2/2009          22,512,104 CNY          3,247,927        3,183,723       (64,204)
    10/3/2008          21,608,000 EUR         30,425,147       31,627,630     1,202,483
   10/16/2008          11,537,000 EUR         16,268,101       16,226,790       (41,311)
    11/3/2008          11,576,000 GBP         20,656,776       21,030,119       373,343
    10/3/2008         149,382,000 JPY          1,410,195        1,413,330         3,135
   10/20/2008       3,671,605,000 JPY         34,739,716       33,965,836      (773,880)
   10/20/2008          54,000,000 JPY            510,933          518,284         7,351
    11/5/2008         149,382,000 JPY          1,417,672        1,414,736        (2,936)
   11/19/2008          97,641,644 MXN          8,849,281        9,465,527       616,246
   11/19/2008          10,108,159 MXN            916,104          948,410        32,306
   11/12/2008           4,763,489 MYR          1,388,848        1,374,744       (14,104)
   11/19/2008          84,938,930 RUB          3,291,802        3,382,000        90,198
   11/19/2008          69,296,862 RUB          2,685,595        2,757,261        71,666
                                                                             ----------
                                                                             $2,530,727
                                                                             ==========

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CNY - China Yuan Renminbi
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar

Open swap agreements at September 30, 2008 were as follows:

                        Expiration
Notional Amount            Date                                Description                                Value
---------------------   ----------   ---------------------------------------------------------------   -----------
      7,300,000   USD   12/17/2008   Interest Rate Swap Agreement with Merrill Lynch Capital           $ (283,948)
                                     Services, Inc.., dated 09/22/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive
                                     semi-annually the notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA.

      4,700,000   USD   12/17/2008   Interest Rate Swap Agreement with Goldman Sachs Capital Market      (220,434)
                                     L.P., dated 12/17/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

      3,400,000   USD   12/20/2008   Agreement with Morgan Stanley Capital Services, Inc., dated           (3,766)
                                     12/06/2006 to receive the notional amount multiplied by 0.300%
                                     and to pay par in the event of default of the Republic of
                                     Panama.

      2,000,000   USD   9/20/2009    Agreement with JPMorgan Chase Bank N.A., dated 07/17/2008 to           9,584
                                     receive the notional amount multiplied by 3.250% and to pay par in the event of default of underlying entities of the Qwest
                                     Capital Funding, Inc..

     21,100,000   USD   12/17/2009   Interest Rate Swap Agreement with Morgan Stanley Capital            (164,419)
                                     Services, Inc., dated 05/15/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

        700,000   USD   6/20/2012    Agreement with Bank of America, N.A., dated 09/17/2007 to             89,016
                                     receive the notional amount multiplied by 1.400% and to pay par in the event of default of underlying entities of the
                                     CDX.NA.XO.8.

      2,600,000   USD   6/20/2012    Agreement with Bank of America, N.A., dated 09/17/2007 to            145,353
                                     receive the notional amount multiplied by 0.350% and to pay par in the event of default of underlying entities of the
                                     CDX.NA.HY.8.

      1,300,000   USD   12/20/2012   Agreement with Bank of America, N.A., dated 10/25/2007 to            161,601
                                     receive the notional amount multiplied by 0.950% and to pay par in the event of default of Merrill Lynch & Co., Inc.

     19,800,000   USD   12/20/2012   Agreement with Merrill Lynch International, dated 10/16/2007 to      937,823
                                     receive the notional amount multiplied by 0.600% and to pay par in the event of default of underlying entities of the
                                     CDX.NA.IG.9

     19,800,000   USD   12/20/2012   Agreement with Morgan Stanley Capital Services, Inc., dated          937,823
                                     10/16/2007 to receive semi-annually the notional amount
                                     multiplied by 0.600% and to pay par in the event of default of underlying entities of the CAD.NA.HY.9.

      5,000,000   USD   6/20/2013    Agreement with JPMorgan Chase Bank N.A., dated 08/06/2008 to          31,113
                                     pay the notional amount multiplied by 1.170% and to receive par in the event of default of underlying sovereign entities of the Lexmark International, Inc.

     80,900,000   USD   6/20/2013    Agreement with Morgan Stanley Capital Services, Inc., dated       $   828,934
                                     06/04/2008 to pay semi-annually the notional amount multiplied by 1.550% and to receive par in the event of default of
                                     underlying entities of the CDX.NA.IG.10.

     33,000,000   USD   6/20/2013    Agreement with Merrill Lynch International, dated 06/27/2008 to       338,131
                                     pay semi-annually the notional amount multiplied by 1.550% and to receive par in the event of default of underlying entities of the CDX.NA.IG.10.

     43,800,000   USD   6/20/2013    Agreement with Goldman Sachs International, dated 06/05/2008 to       448,792
                                     pay semi-annually the notional amount multiplied by 1.550% and to receive par in the event of default of underlying entities of the CDX.NA.IG.10.

     10,100,000   USD   12/17/2013   Interest Rate Swap Agreement with Morgan Stanley Capital              (59,864)
                                     Services, Inc.., dated 06/02/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by the 6 month USD-LIBOR-BBA.

      1,100,000   USD   12/20/2013   Agreement with J.P. Morgan Chase Bank, N.A., dated 04/28/2008         209,117
                                     to pay quarterly the notional amount multiplied by 1.530% and to receive par in event of default entities of International
                                     Lease Finance Corp.

        200,000   USD   6/20/2015    Agreement with J.P. Morgan Chase Bank, N.A., dated 04/28/2008          13,498
                                     to pay quarterly the notional amount multiplied by 0.960% and to receive par in event of default entities of Constellation
                                     Energy Group, Inc.

      1,000,000   USD   6/20/2015    Agreement with Citibank, N.A., New York, dated 01/15/2008 to           83,832
                                     pay quarterly the notional amount multiplied by 0.960% and to receive par in event of default entities of Exelon Corp.

      7,600,000   USD   6/20/2015    Agreement with Goldman Sachs International,, dated 05/13/2008       2,328,902
                                     to pay quarterly the notional amount multiplied by 1.200% and to receive par in event of default entities of Morgan Stanley
                                     Capital Services, Inc.

      9,000,000   USD   6/20/2015    Agreement with Citibank, N.A., New York., dated 05/13/2008 to       2,757,911
                                     pay quarterly the notional amount multiplied by 1.200% and to receive par in event of default entities of Morgan Stanley
                                     Capital Services, Inc.

      2,000,000   USD   12/20/2016   Agreement with Bank of America, N.A., dated 01/16/2008 to              79,730
                                     receive quarterly the notional amount multiplied by 0.795% and to pay par in the event of default of The Western Union Co.

      1,000,000   USD   3/20/2017    Agreement with Bank of America, N.A., dated 04/29/2008 to pay          21,665
                                     quarterly the notional amount multiplied by 1.320% and to
                                     receive par in event of default entities of Southwest Airlines,
                                     Co.

      1,600,000   USD   12/20/2017   Agreement with Morgan Stanley Capital Services, Inc., dated            97,675
                                     12/19/2007 to pay semi-annually the notional amount multiplied by 0.800% and to receive par in event of default of underlying entities of the CDX.NA.IG.9.

      4,000,000   USD   12/20/2017   Agreement with Bank of America, N.A., dated 12/19/2007 to pay         244,187
                                     quarterly the notional amount multiplied by 0.800% and to
                                     receive par in event of default of underlying entities of the
                                     CDX.NA.IG.9.

      5,500,000   USD   12/20/2017   Agreement with Goldman Sachs International, dated 12/21/2007 to   $   335,757
                                     pay the notional amount multiplied by 0.800% and to receive par in event of default of underlying entities of the CDX.NA.IG.9.

      8,800,000   USD   12/20/2017   Agreement with J.P. Morgan Chase Bank dated 12/20/2007 to pay         537,211
                                     quarterly the notional amount multiplied by 0.800% and to
                                     receive par in event of default of underlying entities of the
                                     CDX.NA.IG.9.

      2,000,000   USD   3/20/2018    Agreement with JPMorgan Chase Bank, N.A., dated 01/29/2008 to        (103,675)
                                     receive quarterly the notional amount multiplied by 2.275% and to pay par in the event of default of underlying entities of
                                     The Bear Stearns Co., Inc.

     76,800,000   USD   12/17/2018   Agreement with Morgan Stanley Capital Services, Inc., dated        (2,987,287)
                                     05/20/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

     14,000,000   USD   12/17/2018   Agreement with Bank of America, N.A., dated 05/29/2008 to pay        (544,557)
                                     semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

     37,900,000   USD   12/17/2018   Agreement with JPMorgan Chase Bank, N.A., dated 06/04/2008 to      (1,474,195)
                                     pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the
                                     3 month USD-LIBOR-BBA.

     10,000,000   USD   12/17/2023   Agreement with Merrill Lynch Capital Services, Inc., dated           (376,965)
                                     05/30/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

     22,800,000   USD   12/17/2023   Agreement with Bank of America, N.A., dated 06/10/2008 to pay        (859,479)
                                     semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

      7,700,000   USD   12/17/2028   Agreement with Morgan Stanley Capital Services, Inc.., dated         (299,770)
                                     12/17/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

        700,000   USD   12/17/2028   Agreement with Goldman Sachs Capital Market L.P., dated               (27,252)
                                     09/17/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

     11,400,000   USD   12/17/2038   Agreement with Merrill Lynch Capital Services, Inc.., dated          (534,669)
                                     07/17/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

      5,600,000   USD   12/17/2038   Agreement with Morgan Stanley Capital Services, Inc.., dated         (262,644)
                                     06/09/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

     57,000,000   USD   12/17/2038   Agreement with Bank of America N.A., dated 12/17/2008 to pay       (2,673,346)
                                     semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month
                                     USD-LIBOR-BBA.

     30,400,000   AUD   12/15/2009   Interest Rate Swap Agreement with Morgan Stanley Capital          $   177,237
                                     Services, Inc., dated 07/24/2007 to receive semi-annually the notional amount multiplied by 7.00% and to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW.

      3,600,000   AUD   1/15/2010    Interest Rate Swap Agreement with J.P. Morgan Chase Bank dated         (2,100)
                                     01/23/2007 to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW and to receive semi-annually the notional amount multiplied by 6.500%.

      3,800,000   AUD   12/15/2017   Interest Rate Swap Agreement with Morgan Stanley Capital              (98,178)
                                     Services, Inc., dated 07/24/2007 to receive semi-annually the notional amount multiplied by 6.750% and to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW.

      3,400,000   BRL    1/2/2012    Interest Rate Swap Agreement with Morgan Stanley Capital              (52,390)
                                     Services, Inc. dated 02/12/2008 to receive annually the
                                     notional amount multiplied by 12.540% and to pay annually the notional amount multiplied by 3 month CDI, as determined on each Reset Date.

     11,900,000   BRL    1/2/2012    Agreement with Merrill Lynch Capital Services, Inc. dated            (183,364)
                                     12/12/2007 to receive annually the notional amount multiplied by 12.540% and pay semi-annually multiplied by the BRL PTAX
                                     (BRL09).

     66,200,000   BRL    1/2/2012    Interest Rate Swap Agreement with Morgan Stanley Capital           (3,353,577)
                                     Services, Inc. dated 08/10/07 to receive annually the notional amount multiplied by 10.115% and pay semi-annually multiplied by the BRL PTAX (BRL09).

      1,200,000   EUR   3/18/2009    Interest Rate Swap Agreement with Goldman Sachs Capital Market          3,193
                                     L.P., dated 09/26/2008 to receive annually the notional amount multiplied by 4.500% and to pay semi-annually the notional amount multiplied by the 6 month EUR-EURIBOR Reuters.

     23,500,000   EUR   3/19/2010    Interest Rate Swap Agreement with Morgan Stanley Capital              (53,698)
                                     Services, Inc., dated 12/18/2007 to receive annually the
                                     notional amount multiplied by 4.50% and pay semi-annually
                                     notional amount multiplied by EUR-EURIBOR-Telerate.

    104,947,393   EUR   7/14/2011    Agreement with J.P. Morgan Chase Bank dated 10/26/2006 to pay        (348,280)
                                     July 14, 2011 [(FRCPxtob End Index/FRCPxtob Start
                                     Index)-1}*Notion and to receive July 14, 2011 {[ 1+2.26125%)
                                     ^5]-1}*Notional.

      2,500,000   EUR   10/15/2016   Agreement with J.P. Morgan Chase Bank dated 10/02/2006 to pay         (36,584)
                                     October 15, 2016 [(FRCPxtob End Index/FRCPxtob Start
                                     Index)-1}*Notional and to receive October 15, 2011
                                     {[1+2.3525%)^5]-1}*Notional

     19,900,000   GBP   9/17/2008    Interest Rate Swap Agreement with Goldman Sachs Capital Market       (229,400)
                                     L.P., dated 09/04/2008 to pay semi-annually the notional
                                     amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA.

     15,700,000   GBP   9/17/2013    Interest Rate Swap Agreement with Morgan Stanley Capital dated       (183,992)
                                     03/20/2008 to pay semi-annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 5.000%.

     11,900,000   GBP   3/18/2039    Interest Rate Swap Agreement with Goldman Sachs Capital Market    $(2,116,624)
                                     L.P., dated 07/28/2008 to receive semi-annually the notional amount multiplied by 5.000% and to pay semi-annually the
                                     notional amount multiplied by GBP-LIBOR-BBA.

  3,200,000,000   JPY   3/18/2009    Agreement with Morgan Stanley Capital Services Inc., dated                705
                                     01/05/2007 to receive semi-annually the notional amount
                                     multiplied by the 6 month JPY-LIBOR-BBA and to pay
                                     semi-annually the notional amount multiplied by 1.00%.

    135,800,000   MXN   11/4/2016    Agreement with Goldman Sachs Capital Markets, LLC., dated            (451,396)
                                     08/08/2007 to receive the notional amount multiplied by 8.170%
                                     and to pay the notional amount multiplied by the 28 days
                                     MXN-TIIE-BANXICO.                                                 -----------
                                                                                                       $(7,167,063)
                                                                                                       ===========

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
USD - United States Dollar

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT            VALUE
--------------------                                                                          --------------   ---------------
MUNICIPALS -- 2.3%
Badger Tobacco Asset Securitization Corp.
   5.750%, due 06/01/11                                                                       $    2,000,000   $     2,029,320
   6.125%, due 06/01/27                                                                              245,000           247,296
   6.375%, due 06/01/32                                                                              360,000           341,031
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47                                4,600,000         3,483,534
Chicago Transit Authority
   Pension Funding, Series A
      6.300%, due 12/01/21                                                                           400,000           407,704
      6.899%, due 12/01/40                                                                         7,300,000         7,601,928
   Retiree Health, Series B
      6.300%, due 12/01/21                                                                           700,000           713,482
      6.899%, due 12/01/40                                                                         7,200,000         7,497,792
Dallas, Texas Area Rapid Transit 5.000%, due 12/01/36(AMBAC)                                      19,500,000        17,944,875
Golden State Tobacco Securitization Corp., Series A-1 5.000%, due 06/01/33                        10,000,000         6,965,200
Houston, Texas Utilities System, Series A 5.000%, due 11/15/36                                     2,700,000         2,347,488
Illinois Finance Authority, Peoples Gas Light & Coke 5.000%, due 02/01/33(AMBAC)                   7,410,000         6,759,402
Los Angeles Community College District, Election 2001, Series A 5.000%, due 08/01/32(FGIC)         4,300,000         4,065,134
Los Angeles Department of Water & Power, Systems Subser A-2 5.000%, due 07/01/44(AMBAC)            8,600,000         7,701,988
Los Angeles Unified School District, Refunding, Series A 4.500%,  due 07/01/25- 01/01/28           8,700,000         7,480,639
Palomar Community College District, Series A 4.750%, due 05/01/32                                    300,000           261,033
State of California General Obligation Unlimited Refunding
   4.500%, due 08/01/28(AMBAC)                                                                     1,000,000           833,190
   Various Purpose 5.000%, due 06/01/37                                                            3,500,000         3,168,795
State of Texas Transportation Commission Mobility Funding, Series A 4.750%, due 04/01/35           4,800,000         4,203,552
State of Texas Transportation Commission Revenue, First Tier, Series A 4.750%, due 04/01/24       10,000,000         9,294,000
Tobacco Settlement Financing Corp.
   5.000%, due 06/01/41                                                                              900,000           562,266
   7.467%, due 06/01/47                                                                            8,280,000         7,108,794
Tobacco Settlement Funding Corp.
   5.875%, due 05/15/39                                                                            2,000,000         1,717,500
   6.250%, due 06/01/42                                                                            1,300,000         1,133,938
University of Arkansas, Various Facility Fayetteville Campus 5.000%, due 11/01/31(AMBAC)           1,300,000         1,214,226
University of California, Ltd. Project Series D 5.000%, due 05/15/37(FSA)                          2,700,000         2,396,196
                                                                                                               ---------------
Total Municipals
   (Cost $116,737,103)                                                                                             107,480,303
                                                                                                               ---------------
ASSET-BACKED SECURITIES -- 12.3%
Adjustable Rate Mortgage Trust
   4.577%, due 05/25/35 (a)                                                                        3,549,899         3,321,852
   5.381%, due 11/25/35 (a)                                                                        1,461,930         1,192,390
American Home Mortgage Assets 3.775%, due 11/25/46 (a)                                             7,186,146         4,152,903
American Home Mortgage Investment Trust 4.390%, due 02/25/45 (a)                                   4,576,473         3,075,722
Asset Backed Funding Certificates
   3.557%, due 06/25/34 (a)                                                                        4,350,587         3,559,366
   3.267%, due 01/25/37 (a)                                                                        1,459,561         1,377,515
Asset Backed Securities Corp. 3.287%, due 05/25/37 (a)                                             1,169,009         1,146,645
Aurum CLO, Ltd. 3.220%, due 04/15/14 (144A) (a) (b) (c)                                            8,122,849         7,865,100
Banc of America Funding Corp.
   4.135%, due 05/25/35 (a)                                                                        7,563,186         6,447,900
   4.625%, due 02/20/36 (a)                                                                       15,943,743        14,174,805
   6.129%, due 01/20/47 (a)                                                                          893,015           605,681
Banc of America Mortgage Securities, Inc.
   3.657%, due 01/25/34 (a)                                                                        1,456,787         1,396,740

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   5.000%, due 05/25/34                                                                       $    3,057,200   $     2,770,812
Bank of America Commercial Mortgage, Inc. 4.890%, due 04/11/37                                       809,404           801,849
BCAP LLC Trust 3.377%, due 01/25/37 (a)                                                            5,801,109         3,580,816
Bear Stearns Adjustable Rate Mortgage Trust
   6.752%, due 02/25/33 (a)                                                                           70,944            70,518
   4.350%, due 08/25/35 (a)                                                                          116,848           110,187
   4.550%, due 08/25/35 (a)                                                                        3,299,799         3,155,740
   4.750%, due 10/25/35 (a)                                                                        4,653,949         4,572,007
Bear Stearns ALT-A Trust
   4.047%, due 11/25/34 (a)                                                                        2,232,821         1,450,806
   5.370%, due 05/25/35                                                                            3,981,986         3,386,918
   5.504%, due 09/25/35 (a)                                                                        3,067,002         2,474,185
   5.775%, due 11/25/36 (a)                                                                        5,308,553         3,443,527
   5.787%, due 11/25/36 (a)                                                                        9,138,718         6,132,292
Bear Stearns Asset Backed Securities Trust
   3.607%, due 10/27/32 (a)                                                                           63,556            52,031
   3.707%, due 06/25/35 (a)                                                                          126,939           123,568
   4.207%, due 10/25/37 (a)                                                                       10,397,108         8,485,490
Bear Stearns Commercial Mortgage Securities, Inc.
   5.060%, due 11/15/16                                                                               81,040            80,200
   5.331%, due 02/11/44                                                                              400,000           336,279
   5.700%, due 06/11/50                                                                            6,400,000         5,456,803
Bear Stearns Mortgage Funding Trust 3.277%, due 02/25/37 (a)                                       8,427,758         7,592,462
Bear Stearns Structured Products, Inc.
   4.639%, due 01/26/36 (a)                                                                        3,189,287         2,539,330
   5.772%, due 12/26/46 (a)                                                                        2,243,101         1,785,696
Carrington Mortgage Loan Trust 3.527%, due 10/25/35 (a)                                            2,077,459         1,969,931
Cendant Mortgage Corp. 5.988%, due 07/25/43 (144A) (a) (b)                                           197,051           186,296
Chase Issuance Trust 3.140%, due 11/15/11 (a)                                                     48,800,000        48,411,972
Chevy Chase Mortgage Funding Corp.
   3.457%, due 08/25/35 (144A)(a) (b)                                                                158,237           140,698
   3.337%, due 05/25/48 (144A)(a) (b)                                                              6,144,633         3,714,338
Citibank Omni Master Trust 4.288%, due 12/23/13 (144A) (a) (b)                                     4,700,000         4,673,771
Citigroup Mortgage Loan Trust, Inc.
   4.248%, due 08/25/35 (a)                                                                        3,810,336         3,635,004
   4.748%, due 08/25/35 (a)                                                                       11,511,806        10,953,070
   4.700%, due 12/25/35 (a)                                                                       17,226,069        16,021,636
   3.267%, due 01/25/37-07/25/45 (a)                                                               2,878,830         2,670,856
Commercial Mortgage Pass Through Certificates 5.306%, due 12/10/46                                 1,300,000         1,128,902
Countrywide Alternative Loan Trust
   1.793%, due 05/25/35 (144A)(a) (d)                                                             11,096,145           469,813
   3.400%, due 03/20/46 (a)                                                                          406,115           250,939
Countrywide Asset-Backed Certificates 3.287%, due 06/25/37 (a)                                     1,303,203         1,248,539
Countrywide Home Loans
   5.750%, due 05/25/33                                                                              249,159           249,140
   3.527%, due 03/25/35 (a)                                                                        2,047,798         1,220,618
   3.497%, due 04/25/35 (a)                                                                          218,281           138,561
   3.547%, due 06/25/35 (144A)(a) (b)                                                              9,991,171         8,392,395
   5.807%, due 09/20/36 (a)                                                                       11,170,068         7,690,649
Credit Suisse First Boston Mortgage Securities Corp.
   3.076%, due 03/25/32 (144A)(a) (b)                                                                277,431           253,387
   6.500%, due 04/25/33                                                                              239,441           222,573
   6.000%, due 11/25/35                                                                            5,854,997         5,527,520
Credit Suisse Mortgage Capital Certificates 5.467%, due 09/15/39                                  22,300,000        19,653,090
Daimler Chrysler Auto Trust
   3.420%, due 07/08/11 (a)                                                                       11,500,000        11,438,584
   3.970%, due 09/10/12 (a)                                                                        4,600,000         4,518,628
Deutsche Alt-A Securities,  Inc. 3.297%, due 08/25/37 (a)                                            902,517           855,419
DSLA Mortgage Loan Trust 5.206%, due 07/19/44 (a)                                                  1,902,799         1,562,329

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

First Horizon Alternative Mortgage Securities
   5.357%, due 08/25/35 (a)                                                                   $      691,394   $       598,255
   1.493%, due 01/25/36 (144A)(a) (d)                                                            110,960,116         4,361,409
GMAC Mortgage Corp. 5.940%, due 07/01/13 (c)                                                          21,522            21,290
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34                                                2,821,938         2,796,109
Green Tree Financial Corp. 6.220%, due 03/01/30                                                      156,098           137,536
Greenpoint Mortgage Funding Trust
   3.427%, due 06/25/45 (a)                                                                          179,716           140,972
   3.287%, due 01/25/47 (a)                                                                          383,720           364,643
Greenwich Capital Commercial Funding Corp. 5.444%, due 03/10/39                                    9,200,000         7,797,670
GS Mortgage Loan Trust 4.539%, due 09/25/35 (a)                                                      267,248           228,761
GS Mortgage Securities Corp. II
   2.580%, due 03/06/20 (144A)(a) (b)                                                              5,711,013         5,132,532
   5.799%, due 08/10/45 (a)                                                                        2,300,000         1,969,569
GSR Mortgage Loan Trust
   6.000%, due 03/25/32                                                                                2,187             2,140
   5.500%, due 11/25/35                                                                            2,122,965         2,125,817
   5.441%, due 04/25/36                                                                            6,410,328         5,495,738
Harborview Mortgage Loan Trust
   3.250%, due 05/19/35 (a)                                                                        2,389,340         1,545,843
   3.120%, due 01/19/38 (a)                                                                          180,026           165,856
   3.220%, due 01/19/38 (a)                                                                          382,065           230,927
HFC Home Equity Loan Asset Backed Certificates 3.988%, due 11/20/36 (a)                            1,217,856         1,170,818
Indymac ARM Trust
   5.184%, due 01/25/32 (a)                                                                           60,340            49,339
   5.371%, due 01/25/32 (a)                                                                            1,701             1,673
Indymac Index Mortgage Loan Trust
   5.048%, due 12/25/34 (a)                                                                          411,638           336,443
   3.297%, due 11/25/46 (a)                                                                          239,749           225,363
Indymac Residential Asset Backed Trust 3.287%, due 07/25/37 (a)                                    1,269,317         1,217,751
JPMorgan Chase Commercial Mortgage Securities
   3.890%, due 01/12/37                                                                            1,310,372         1,292,880
   5.420%, due 01/15/49                                                                              400,000           333,371
   5.882%, due 02/15/51 (a)                                                                          900,000           769,457
JPMorgan Mortgage Trust
   5.021%, due 02/25/35 (a)                                                                        2,968,665         2,587,718
   4.766%, due 07/25/35 (a)                                                                       14,336,309        12,859,868
Lehman Brothers-UBS Commercial Mortgage Trust
   3.323%, due 03/15/27                                                                              136,345           135,529
   5.866%, due 09/15/45 (a)                                                                       15,200,000        13,064,348
Lehman XS Trust
   3.287%, due 04/25/46 (a)                                                                           29,921            29,667
   3.297%, due 05/25/46 (a)                                                                          117,573           115,446
Master Alternative Loans Trust 3.607%, due 03/25/36 (a)                                            1,515,749           832,925
Master Asset Securitization Trust 4.500%, due 03/25/18                                             2,219,845         2,195,918
Merrill Lynch Commercial Mortgage Pass-Through Certificates 2.986%, due 07/09/09
   (144A) (b) (c)                                                                                 13,300,000        12,130,592
Merrill Lynch First Franklin Mortgage Loan Trust 3.267%, due 07/25/37 (a)                          1,255,475         1,212,948
Merrill Lynch Mortgage Investments, Inc.
   4.250%, due 10/25/35 (a)                                                                        1,974,951         1,766,767
   4.610%, due 10/25/35 (a)                                                                          452,242           411,416
   3.457%, due 11/25/35 (a)                                                                          386,437           350,020
   3.417%, due 02/25/36 (a)                                                                        2,296,033         1,866,290
Merrill Lynch Mortgage Investors Trust
   4.863%, due 12/25/32                                                                            1,102,629         1,088,954
   3.277%, due 08/25/36 (a)                                                                        2,390,449         2,325,458
Merrill Lynch/Countrywide Commercial Mortgage Trust
   5.960%, due 08/12/49                                                                           11,800,000        10,274,897
   5.485%, due 03/12/51                                                                            2,200,000         1,850,749

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Mid-State Trust 7.791%, due 03/15/38                                                          $      223,990   $       200,179
MLCC Mortgage Investors, Inc. 2.870%, due 03/15/25 (a)                                                56,995            43,417
Morgan Stanley ABS Capital I
   2.550%, due 10/15/20 (144A)(a) (b)                                                              1,148,461         1,031,875
   3.267%, due 05/25/37 (a)                                                                        5,739,040         5,355,266
Option One Mortgage Loan Trust
   3.527%, due 08/25/33 (a)                                                                           39,620            35,268
   3.267%, due 07/25/37 (a)                                                                        1,927,850         1,850,030
Popular ABS Mortgage Pass-Through Trust 3.297%, due 06/25/47 (a)                                   3,465,107         3,286,794
Renaissance Home Equity Loan Trust 3.647%, due 08/25/33 (a)                                          306,638           239,949
Residential Accredit Loans, Inc.
   3.607%, due 03/25/33 (a)                                                                        1,728,339         1,605,788
   6.000%, due 06/25/36                                                                            5,857,788         4,417,397
   3.387%, due 06/25/46 (a)                                                                        3,481,395         2,183,651
Residential Asset Securities Corp. 3.317%, due 04/25/37 (a)                                        3,225,912         3,077,122
Residential Asset Securitization Trust 3.607%,  due 05/25/33 - 01/25/46 (a)                        4,906,946         3,508,670
Residential Funding Mortgage Securities I 3.557%, due 06/25/18 (a)                                   886,084           883,022
Residential Funding Mortgage Securities II 3.327%, due 05/25/37 (a)                                2,274,898         2,069,841
Sequoia Mortgage Trust 3.540%, due 07/20/33 (a)                                                      830,317           687,375
SLC Student Loan Trust 2.784%, due 02/15/15  (a)                                                   1,182,999         1,174,995
SLM Student Loan Trust
   2.850%, due 10/25/16-01/25/19 (a)                                                              39,406,263        39,171,149
   3.250%, due 01/25/17 (a)                                                                        3,000,000         2,967,396
   2.840%, due 04/25/17 (a)                                                                        9,126,102         9,008,200
   2.790%, due 07/25/17 (a)                                                                        2,551,793         2,542,343
   2.930%, due 01/25/19 (a)                                                                       14,112,426        13,702,938
Soundview Home Equity Loan Trust 3.287%, due 06/25/37 (a)                                            197,376           189,803
Sovereign Commercial Mortgage Securities Trust 5.835%, due 07/22/30 (144A) (a) (b)                 1,400,000         1,297,010
Structured Adjustable Rate Mortgage Loan Trust
   5.344%, due 01/25/35 (a)                                                                        5,497,383         4,024,883
   5.535%, due 08/25/35 (a)                                                                          437,792           354,687
Structured Asset Mortgage Investments, Inc.
   3.280%, due 07/19/35 (a)                                                                        2,633,252         2,179,322
   3.437%, due 05/25/45 (a)                                                                        2,489,429         1,667,834
Structured Asset Securities Corp.
   5.000%, due 12/25/34                                                                            2,296,639         2,286,235
   5.034%, due 10/25/35 (144A)(a) (b)                                                                210,218           178,064
Wachovia Asset Securitization, Inc. 3.467%, due 06/25/33 (a)                                          61,779            48,346
Wachovia Bank Commercial Mortgage Trust
   2.580%, due 09/15/21 (144A)(a) (b)                                                              3,499,426         3,198,143
   5.342%, due 12/15/43                                                                           16,700,000        13,807,258
   5.509%, due 04/15/47                                                                            1,300,000         1,084,781
Washington Mutual, Inc.
   3.747%, due 12/25/27 (a)                                                                        4,296,271         3,701,607
   3.948%, due 02/27/34 (a)                                                                          726,190           686,321
   3.795%, due 06/25/34 (a)                                                                       22,700,000        22,152,249
   4.255%, due 06/25/42-08/25/42 (a)                                                                 728,514           659,205
Wells Fargo Mortgage Backed Securities Trust
   4.649%, due 09/25/33                                                                            4,803,451         4,498,493
   4.950%, due 03/25/36                                                                           15,238,463        13,482,775
   5.240%, due 04/25/36                                                                           13,652,908        12,815,381
   5.774%, due 04/25/36 (a)                                                                        3,049,708         2,071,970
   5.511%, due 08/25/36 (a)                                                                        6,837,448         6,127,836
                                                                                                               ---------------
Total Asset-Backed Securities
   (Cost $618,187,101)                                                                                             563,083,333
                                                                                                               ---------------
DOMESTIC BONDS & DEBT SECURITIES -- 31.6%
AUTOMOBILES  -- 0.1%
Daimler N.A. Holdings Corp. 7.200%, due 09/01/09                                                     255,000           257,779

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

General Motors Corp. 8.375%, due 07/05/33 (e)                                                 $    6,800,000   $     3,686,275
                                                                                                               ---------------
                                                                                                                     3,944,054
                                                                                                               ---------------
BUILDING PRODUCTS  -- 0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49                                                             6,800,000         6,191,400
                                                                                                               ---------------
CAPITAL MARKETS  -- 2.5%
Bear Stearns Cos., Inc.
   4.550%, due 06/23/10                                                                           12,100,000        11,832,989
   6.950%, due 08/10/12                                                                            8,200,000         8,289,938
   6.400%, due 10/02/17                                                                           19,300,000        18,054,204
   7.250%, due 02/01/18                                                                            5,000,000         4,819,860
Goldman Sachs Group, Inc.
   5.700%, due 09/01/12                                                                               55,000            47,417
   6.250%, due 09/01/17                                                                           14,200,000        11,907,467
   6.150%, due 04/01/18                                                                            1,800,000         1,499,267
   6.750%, due 10/01/37                                                                           13,500,000         9,034,187
Lehman Brothers Holdings, Inc.
   2.851%, due 12/23/08 (a) (f)                                                                   12,500,000         1,625,000
   5.625%, due 01/24/13 (f)                                                                       32,500,000         4,225,000
   6.750%, due 12/28/17 (f)                                                                       14,800,000            74,000
   6.875%, due 05/02/18 (f)                                                                        3,900,000           507,000
Merrill Lynch & Co., Inc.
   6.050%, due 08/15/12                                                                           11,500,000        10,791,841
   6.400%, due 08/28/17                                                                            3,100,000         2,685,598
   6.875%, due 04/25/18                                                                           23,400,000        20,737,852
Morgan Stanley
   5.300%, due 03/01/13                                                                              800,000           549,937
   3.235%, due 10/18/16 (a)                                                                        3,900,000         2,546,322
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35                                              495,000           465,078
Small Business Administration
   7.449%, due 08/10/10                                                                              152,537           155,016
   6.353%, due 03/10/11                                                                               41,354            42,176
   5.471%, due 03/10/18                                                                            4,284,648         4,225,352
   5.500%, due 10/01/18                                                                              113,366           114,352
                                                                                                               ---------------
                                                                                                                   114,229,853
                                                                                                               ---------------
CHEMICALS  -- 0.7%
Dow Chemical Co. 7.375%, due 11/01/29                                                                185,000           179,793
ICI Wilmington, Inc. 5.625%, due 12/01/13                                                            340,000           346,670
NGPL PipeCo LLC
   7.119%, due 12/15/17 (144A)(b)                                                                 16,400,000        15,591,349
   7.768%, due 12/15/37 (144A)(b)                                                                  6,700,000         6,588,746
Rohm & Haas Co. 6.000%, due 09/15/17                                                               8,500,000         7,911,919
                                                                                                               ---------------
                                                                                                                    30,618,477
                                                                                                               ---------------
COMMERCIAL & PROFESSIONAL SERVICES  -- 0.2%
Allied Waste North America, Inc. 7.250%, due 03/15/15                                                300,000           288,750
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (b)                                               2,100,000         1,969,000
RR Donnelley & Sons Co. 4.950%, due 04/01/14                                                       6,200,000         5,502,432
                                                                                                               ---------------
                                                                                                                     7,760,182
                                                                                                               ---------------
COMMERCIAL BANKS  -- 6.7%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49 (144A) (b)                                        345,000           296,407
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A) (b)                                   8,000,000         7,949,760
Bank of Ireland
   3.073%, due 12/19/08 (a)                                                                        7,700,000         7,687,926
   2.926%, due 12/18/09 (a)                                                                        5,400,000         5,349,710
Barclays Bank Plc
   5.450%, due 09/12/12                                                                           39,300,000        39,221,872

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   6.050%, due 12/04/17 (144A) (b)                                                            $   59,400,000   $    55,340,545
   7.434%, due 09/29/49 (144A) (b)                                                                 6,700,000         5,464,379
   7.700%, due 12/31/49 (144A) (b)                                                                22,600,000        19,917,064
Credit Agricole S.A. London 2.809%, due 05/28/09 (144A) (a) (b)                                   18,100,000        18,027,564
Deutsche Bank AG London 6.000%, due 09/01/17                                                      26,200,000        24,794,632
Fleet Boston Financial Corp. 7.375%, due 12/01/09                                                     70,000            71,302
Glitnir Banki HF 3.046%, due 04/20/10 (144A) (a) (b)                                               4,700,000         4,050,972
HSBC Capital Funding LP
   1.000%, due 12/29/49 (144A) (b)                                                                   585,000           499,171
   9.547%, due 12/31/49 (144A) (b)                                                                   350,000           321,422
ICICI Bank, Ltd. 3.328%, due 01/12/10 (144A) (a) (b)                                               3,000,000         2,914,521
JPMorgan Chase Bank N.A. 6.000%, due 10/01/17                                                     28,900,000        26,534,015
KeyBank N.A. 5.061%, due 06/02/10 (144A) (a) (b)                                                  11,300,000        11,250,031
Popular N.A., Inc. 4.700%, due 06/30/09                                                               50,000            48,592
Rabobank Capital Fund Trust III 5.254%, due 12/29/49 (144A) (b)                                      370,000           319,422
RBS Capital Trust II 6.425%, due 12/29/49 (a)                                                        120,000           102,205
RBS Capital Trust III 5.512%, due 09/29/49 (a)                                                       815,000           659,351
Royal Bank of Scotland Group Plc
   7.640%, due 03/31/49                                                                           14,500,000        10,818,653
   6.990%, due 10/29/49 (144A) (b)                                                                 2,000,000         1,492,770
UBS AG 5.875%, due 12/20/17                                                                       21,700,000        19,300,935
Unicredit Luxembourg Finance S.A. 2.846%, due 10/24/08 (144A) (a) (b)                             13,100,000        13,089,861
Wachovia Corp.
   2.921%, due 10/15/11 (a)                                                                       14,900,000        10,280,747
   7.980%, due 12/31/49                                                                           46,000,000        19,250,540
Westpac Capital Trust III 5.819%, due 12/29/49 (144A) (b)                                             80,000            69,930
Westpac Capital Trust IV 5.256%, due 12/29/49 (144A) (b)                                             165,000           127,729
                                                                                                               ---------------
                                                                                                                   305,252,028
                                                                                                               ---------------
COMPUTERS & PERIPHERALS  -- 0.4%
International Business Machines Corp. 5.700%, due 09/14/17                                        19,300,000        18,727,697
                                                                                                               ---------------
CONSUMER FINANCE  -- 2.5%
American Express Bank FSB S.A.
   2.507%, due 06/12/09 (a)                                                                       18,100,000        17,855,596
   5.500%, due 04/16/13                                                                           16,700,000        15,299,187
   6.000%, due 09/13/17                                                                           34,000,000        28,441,952
American Express Centurion Bank 6.000%, due 09/13/17                                              34,000,000        28,497,950
Capital One Financial Corp. 6.750%, due 09/15/17                                                  10,600,000         9,346,147
Ford Motor Credit Co. LLC
   7.250%, due 10/25/11                                                                            1,300,000           827,162
   9.750%, due 09/15/10                                                                            4,100,000         2,941,188
   7.800%, due 06/01/12                                                                              800,000           497,087
General Motors Acceptance Corp. LLC
   4.054%, due 05/15/09 (a)                                                                        1,600,000         1,157,826
   7.250%, due 03/02/11                                                                            5,000,000         2,365,960
   5.375%, due 06/06/11 (e)                                                                        1,000,000           605,462
   7.000%, due 02/01/12                                                                            7,700,000         3,140,437
   6.625%, due 05/15/12                                                                           10,300,000         4,363,502
                                                                                                               ---------------
                                                                                                                   115,339,456
                                                                                                               ---------------
DIVERSIFIED FINANCIAL SERVICES  -- 6.7%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (b)                                                 525,000           469,350
Bank of America Corp.
   5.650%, due 05/01/18                                                                           17,800,000        15,019,177
   8.000%, due 12/29/49 (a)                                                                       29,600,000        23,474,635
   8.125%, due 12/29/49 (a)                                                                       43,400,000        35,118,846
Citigroup Capital XXI 8.300%, due 12/21/57                                                        14,000,000        10,453,786
Citigroup, Inc.
   5.625%, due 08/27/12                                                                            1,000,000           862,662

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   5.500%, due 04/11/13                                                                       $   17,900,000   $    15,639,266
   6.125%, due 11/21/17-05/15/18                                                                  47,500,000        40,265,556
   5.875%, due 05/29/37                                                                            7,000,000         4,866,883
GATX Financial Corp. 5.800%, due 03/01/16                                                          5,000,000         4,933,445
General Electric Capital Corp.
   2.795%, due 10/24/08 (a)                                                                       52,000,000        51,958,036
   5.450%, due 01/15/13                                                                              375,000           350,670
   6.750%, due 03/15/32                                                                              165,000           138,089
   6.500%, due 09/15/67 (144A)(a) (b) (g)                                                         11,900,000        12,683,717
   6.375%, due 11/15/67                                                                            5,400,000         4,376,608
HSBC Finance Corp. 2.846%, due 10/21/09 (a)                                                       11,600,000        11,007,913
JPMorgan Chase & Co.
   6.000%, due 01/15/18                                                                           15,000,000        13,701,660
   7.900%, due 04/29/49                                                                            5,100,000         4,305,068
Morgan Stanley 5.950%, due 12/28/17                                                               48,200,000        30,241,596
Pearson Dollar Finance Plc 5.700%, due 06/01/14 (144A) (b)                                        13,500,000        13,055,742
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A) (b)                               7,400,000         6,909,269
Teco Finance, Inc. 6.750%, due 05/01/15                                                            4,400,000         4,236,280
Trans Capital Investment, Ltd. 8.700%, due 08/07/18 (144A) (b)                                     2,800,000         2,510,346
                                                                                                               ---------------
                                                                                                                   306,578,600
                                                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.8%
AT&T, Inc. 6.300%, due 01/15/38                                                                    6,400,000         5,316,224
CenturyTel, Inc. 6.000%, due 04/01/17                                                              5,000,000         4,377,950
Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30                                      50,000            48,468
Embarq Corp. 7.995%, due 06/01/36                                                                  6,600,000         4,730,022
France Telecom S.A. 8.500%, due 03/01/31                                                             165,000           179,475
Nortel Networks, Ltd. 10.125%, due 07/15/13                                                          500,000           321,250
Qwest Capital Funding, Inc. 7.250%, due 02/15/11                                                   8,000,000         7,520,000
Qwest Communications International, Inc. 7.500%, due 02/15/14                                        511,000           444,570
Qwest Corp.
   5.625%, due 11/15/08                                                                            2,000,000         1,990,000
   8.875%, due 03/15/12                                                                            1,720,000         1,694,200
SBC Communications, Inc.
   4.125%, due 09/15/09                                                                            4,000,000         3,969,320
   5.100%, due 09/15/14                                                                              380,000           355,859
   5.625%, due 06/15/16                                                                              455,000           422,021
Sprint Capital Corp.
   6.900%, due 05/01/19                                                                              220,000           170,793
   8.750%, due 03/15/32                                                                            6,900,000         5,393,316
Verizon Global Funding Corp. 7.375%, due 09/01/12                                                    185,000           191,133
Verizon New York, Inc.
   6.875%, due 04/01/12                                                                              325,000           325,237
   7.375%, due 04/01/32                                                                              155,000           135,652
                                                                                                               ---------------
                                                                                                                    37,585,490
                                                                                                               ---------------
ELECTRIC UTILITIES  -- 0.7%
Arizona Public Service Co. 4.650%, due 05/15/15                                                      165,000           141,194
Consumers Energy Co. 5.000%, due 02/15/12                                                          2,500,000         2,406,175
Dominion Resources, Inc. 6.300%, due 03/15/33                                                        210,000           182,509
DTE Energy Co. 6.375%, due 04/15/33                                                                  260,000           217,960
Enel Finance International S.A. 6.250%, due 09/15/17 (144A) (b)                                   10,550,000        10,513,866
Nisource Finance Corp.
   6.150%, due 03/01/13                                                                              475,000           460,199
   5.400%, due 07/15/14                                                                           10,000,000         9,181,180
   5.250%, due 09/15/17                                                                            7,500,000         6,218,820
Pepco Holdings, Inc.
   6.450%, due 08/15/12                                                                               90,000            89,685
   7.450%, due 08/15/32                                                                              180,000           175,612

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Progress Energy, Inc.
   7.100%, due 03/01/11                                                                       $    1,600,000   $     1,644,944
   6.850%, due 04/15/12                                                                              650,000           669,396
                                                                                                               ---------------
                                                                                                                    31,901,540
                                                                                                               ---------------
ENERGY EQUIPMENT & SERVICES  -- 0.0%
Transocean, Inc. 6.800%, due 03/15/38                                                              1,000,000           920,265
                                                                                                               ---------------
FOOD & STAPLES RETAILING  -- 0.6%
CVS Caremark Corp. 3.111%, due 06/01/10 (a)                                                       17,200,000        16,478,718
Safeway, Inc. 4.125%, due 11/01/08                                                                   480,000           479,192
Wal-Mart Stores, Inc.
   5.800%, due 02/15/18                                                                            6,600,000         6,459,090
   6.500%, due 08/15/37                                                                            2,700,000         2,541,246
                                                                                                               ---------------
                                                                                                                    25,958,246
                                                                                                               ---------------
FOOD PRODUCTS  -- 0.5%
Kraft Foods, Inc.
   6.125%, due 02/01/18                                                                           23,500,000        22,052,376
   6.875%, due 02/01/38                                                                            2,100,000         1,939,090
                                                                                                               ---------------
                                                                                                                    23,991,466
                                                                                                               ---------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 0.2%
Boston Scientific Corp. 6.000%, due 06/15/11                                                       5,000,000         4,750,000
Covidien International Finance S.A. 6.000%, due 10/15/17                                           5,000,000         4,948,465
                                                                                                               ---------------
                                                                                                                     9,698,465
                                                                                                               ---------------
HEALTH CARE PROVIDERS & SERVICES  -- 0.4%
HCA, Inc. 9.250%, due 11/15/16                                                                     1,800,000         1,755,000
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (b)                                               150,000           173,797
Quest Diagnostics, Inc. 5.450%, due 11/01/15                                                       5,000,000         4,746,485
UnitedHealth Group, Inc.
   6.000%, due 02/15/18                                                                           11,100,000        10,058,576
   6.875%, due 02/15/38                                                                            2,200,000         1,942,477
                                                                                                               ---------------
                                                                                                                    18,676,335
                                                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE  -- 0.0%
Mandalay Resort Group 6.500%, due 07/31/09                                                           800,000           764,000
                                                                                                               ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 0.1%
NRG Energy, Inc.
   7.250%, due 02/01/14                                                                            5,500,000         5,115,000
   7.375%, due 02/01/16                                                                              700,000           631,750
PSEG Power LLC
   5.500%, due 12/01/15                                                                              420,000           379,453
   8.625%, due 04/15/31                                                                              245,000           265,649
                                                                                                               ---------------
                                                                                                                     6,391,852
                                                                                                               ---------------
INSURANCE  -- 0.5%
American International Group, Inc. 5.850%, due 01/16/18                                           20,600,000        10,355,187
CNA Financial Corp. 5.850%, due 12/15/14                                                           5,000,000         4,682,370
ING Capital Funding Trust III 8.439%, due 12/31/49                                                   200,000           184,512
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A) (b)                                         5,750,000         5,142,202
Nationwide Financial Services, Inc.
   6.250%, due 11/15/11                                                                               55,000            57,237
   5.900%, due 07/01/12                                                                               60,000            60,795
Principal Life Income Funding Trusts 5.300%, due 04/24/13                                          3,400,000         3,392,717
                                                                                                               ---------------
                                                                                                                    23,875,020
                                                                                                               ---------------
IT SERVICES  -- 0.2%
Western Union Co. (The) 5.930%, due 10/01/16                                                      10,000,000         9,004,650
                                                                                                               ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

MEDIA  -- 0.9%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18 (144A) (b)                            $   15,000,000   $    14,399,940
Comcast Corp. 7.050%, due 03/15/33                                                                    75,000            67,449
Cox Communications, Inc. 4.625%, due 06/01/13                                                        430,000           397,905
News America Holdings, Inc.
   8.250%, due 08/10/18                                                                              110,000           109,599
   7.750%, due 01/20/24                                                                               25,000            24,942
Omnicom Group, Inc. 5.900%, due 04/15/16                                                           5,000,000         4,932,535
Time Warner Cos., Inc.
   5.875%, due 11/15/16                                                                            6,500,000         5,721,560
   9.150%, due 02/01/23                                                                              155,000           160,965
   8.375%, due 03/15/23                                                                              260,000           258,093
   7.625%, due 04/15/31                                                                              310,000           269,858
Viacom, Inc. 6.250%, due 04/30/16                                                                 15,000,000        13,528,845
                                                                                                               ---------------
                                                                                                                    39,871,691
                                                                                                               ---------------
METALS & MINING  -- 0.2%
Vale Overseas, Ltd. 6.875%, due 11/21/36                                                           8,200,000         7,339,877
                                                                                                               ---------------
MULTILINE RETAIL  -- 0.1%
Federated Department Stores, Inc. 6.300%, due 04/01/09                                                60,000            59,465
Target Corp. 6.000%, due 01/15/18                                                                  5,000,000         4,742,155
                                                                                                               ---------------
                                                                                                                     4,801,620
                                                                                                               ---------------
OIL, GAS & CONSUMABLE FUELS  -- 1.0%
Chesapeake Energy Corp.
   7.500%, due 06/15/14                                                                              500,000           481,250
   7.000%, due 08/15/14                                                                              800,000           752,000
Duke Capital LLC
   6.250%, due 02/15/13                                                                              375,000           372,705
   8.000%, due 10/01/19                                                                               55,000            57,180
Dynegy Holdings, Inc. 7.500%, due 06/01/15                                                         1,100,000           935,000
El Paso Corp.
   6.375%, due 02/01/09                                                                            1,000,000         1,007,505
   7.750%, due 01/15/32                                                                            2,715,000         2,285,903
Gaz Capital S.A.
   8.146%, due 04/11/18 (144A)(b)                                                                 12,400,000        10,912,000
   8.625%, due 04/28/34                                                                           23,300,000        21,785,500
Husky Energy, Inc. 6.150%, due 06/15/19                                                              215,000           189,545
Kinder Morgan Energy Partners
   7.400%, due 03/15/31                                                                              225,000           208,702
   7.750%, due 03/15/32                                                                              135,000           129,180
   7.300%, due 08/15/33                                                                               90,000            82,377
Magellan Midstream Partners 5.650%, due 10/15/16                                                     385,000           368,117
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12                                             35,000            38,046
Valero Energy Corp. 7.500%, due 04/15/32                                                             225,000           211,904
Williams Cos., Inc.
   6.750%, due 04/15/09 (144A)(b)                                                                  1,000,000           996,830
   6.375%, due 10/01/10 (144A)(b)                                                                  2,900,000         2,843,305
   7.500%, due 01/15/31                                                                              800,000           729,848
                                                                                                               ---------------
                                                                                                                    44,386,897
                                                                                                               ---------------
PAPER & FOREST PRODUCTS  -- 0.1%
International Paper Co.
   5.850%, due 10/30/12                                                                               28,000            26,698
   5.250%, due 04/01/16                                                                            6,500,000         5,531,058
                                                                                                               ---------------
                                                                                                                     5,557,756
                                                                                                               ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

PHARMACEUTICALS -- 2.3%
GlaxoSmithKline Capital, Inc.
   3.429%, due 05/13/10 (a)                                                                   $   49,400,000   $    49,214,898
   4.850%, due 05/15/13                                                                           49,400,000        48,546,714
Wyeth
   5.500%, due 03/15/13-02/15/16                                                                   7,500,000         7,416,097
   6.450%, due 02/01/24                                                                              160,000           158,748
                                                                                                               ---------------
                                                                                                                   105,336,457
                                                                                                               ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.3%
HCP, Inc. 6.700%, due 01/30/18                                                                     7,500,000         6,300,900
Health Care Property Investors, Inc. 5.950%, due 09/15/11                                          4,100,000         3,871,819
Ventas Realty LP/Ventas Capital Corp. 8.750%, due 05/01/09                                         1,500,000         1,507,500
                                                                                                               ---------------
                                                                                                                    11,680,219
                                                                                                               ---------------
ROAD & RAIL  -- 0.4%
Con-way, Inc. 7.250%, due 01/15/18                                                                10,000,000         9,604,760
CSX Corp. 6.250%, due 03/15/18                                                                    10,000,000         9,066,530
Norfolk Southern Corp.
   5.590%, due 05/17/25                                                                               60,000            52,306
   7.800%, due 05/15/27                                                                                7,000             7,666
   5.640%, due 05/17/29                                                                              168,000           145,024
   7.250%, due 02/15/31                                                                               65,000            68,339
Union Pacific Corp. 6.625%, due 02/01/29                                                              50,000            47,178
                                                                                                               ---------------
                                                                                                                    18,991,803
                                                                                                               ---------------
SPECIALTY RETAIL  -- 0.4%
Home Depot, Inc. 5.400%, due 03/01/16                                                              5,000,000         4,257,805
Limited Brands, Inc. 6.900%, due 07/15/17                                                         15,000,000        12,665,115
                                                                                                               ---------------
                                                                                                                    16,922,920
                                                                                                               ---------------
TOBACCO  -- 0.1%
Philip Morris International, Inc. 6.375%, due 05/16/38                                             4,100,000         3,617,586
Reynolds American, Inc. 7.625%, due 06/01/16                                                       2,400,000         2,386,245
                                                                                                               ---------------
                                                                                                                     6,003,831
                                                                                                               ---------------
TRADING COMPANIES & DISTRIBUTORS  -- 0.1%
GATX Corp. 6.000%, due 02/15/18                                                                    5,000,000         4,867,975
                                                                                                               ---------------
WIRELESS TELECOMMUNICATION SERVICES  -- 1.8%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                                                           70,415,000        74,168,824
   8.125%, due 05/01/12                                                                                5,000             5,337
   8.750%, due 03/01/31                                                                              245,000           271,587
Cingular Wireless LLC 6.500%, due 12/15/11                                                           700,000           713,006
Sprint Nextel Corp. 6.000%, due 12/01/16                                                          11,250,000         8,675,505
                                                                                                               ---------------
                                                                                                                    83,834,259
                                                                                                               ---------------
Total Domestic Bonds & Debt Securities
   (Cost $1,824,017,661)                                                                                         1,447,004,381
                                                                                                               ---------------
FOREIGN BONDS & DEBT SECURITIES -- 3.6%
ARUBA GUILDER  -- 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13                                                           220,000           230,907
                                                                                                               ---------------
BRAZIL  -- 2.3%
Brazil Notas do Tesouro Nacional Serie F 10.000%, due 01/01/17 (h)                                 4,900,000        20,953,284
Federal Republic of Brazil
   10.000%, due 01/01/12 (h)                                                                      17,083,200        81,133,208
   10.250%, due 01/10/28 (h)                                                                       7,100,000         3,156,458
                                                                                                               ---------------
                                                                                                                   105,242,950
                                                                                                               ---------------
CAYMAN ISLANDS  -- 0.1%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A) (b)                                245,000           233,801

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Mizuho Finance 5.790%, due 04/15/14 (144A) (b)                                                $      315,000   $       318,122
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (b)                                             3,129,066         3,100,422
                                                                                                               ---------------
                                                                                                                     3,652,345
                                                                                                               ---------------
DENMARK -- 0.7%
Nykredit Realkredit A.S.
   5.000%, due 10/01/38 (a) (i)                                                                   25,290,293         4,236,225
   5.000%, due 10/01/38 (a) (i)                                                                   24,581,316         4,171,563
Realkredit Danmark A.S.
   5.000%, due 10/01/38 (a) (i)                                                                   98,041,496        16,431,226
   5.000%, due 10/01/38 (a) (i)                                                                   24,536,632         4,166,620
                                                                                                               ---------------
                                                                                                                    29,005,634
                                                                                                               ---------------
FRANCE  -- 0.0%
AXA S.A. 8.600%, due 12/15/30                                                                         60,000            58,409
France Telecom S.A. 8.500%, due 03/01/31                                                             400,000           420,028
                                                                                                               ---------------
                                                                                                                       478,437
                                                                                                               ---------------
LUXEMBOURG  -- 0.0%
Telecom Italia Capital S.A. 4.000%,  due 11/15/08- 01/15/10                                          780,000           764,542
                                                                                                               ---------------
                                                                                                                       764,542
                                                                                                               ---------------
NETHERLANDS  -- 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13                                                        425,000           395,037
                                                                                                               ---------------
NORWAY  -- 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (b)                                                      115,000           114,361
                                                                                                               ---------------
PANAMA  -- 0.1%
Panama Government International Bond 9.375%, due 04/01/29                                          1,161,000         1,445,445
Republic of Panama 6.700%, due 01/26/36                                                            1,150,000         1,092,500
                                                                                                               ---------------
                                                                                                                     2,537,945
                                                                                                               ---------------
RUSSIA  -- 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A) (b)                                             130,000           130,703
                                                                                                               ---------------
SINGAPORE  -- 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (b)                                           470,000           423,960
                                                                                                               ---------------
SOUTH AFRICA  -- 0.0%
South Africa Government International Bond 5.875%, due 05/30/22                                      700,000           607,145
                                                                                                               ---------------
SOUTH KOREA  -- 0.4%
Export-Import Bank of Korea 2.901%, due 06/01/09 (a)                                              16,200,000        16,071,583
Industrial Bank of Korea 4.000%, due 05/19/14 (144A) (b)                                             335,000           327,432
Korea Development Bank 2.928%, due 04/03/10 (a)                                                    1,600,000         1,581,928
Korea First Bank, Ltd. 7.267%, due 03/03/34 (144A) (d)                                               240,000           221,964
Woori Bank Korea 5.750%, due 03/13/14 (144A) (b)                                                     305,000           303,381
                                                                                                               ---------------
                                                                                                                    18,506,288
                                                                                                               ---------------
SWEDEN  -- 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49 (144A) (b)                                        415,000           346,838
Swedbank 9.000%, due 12/29/49 (144A) (b)                                                             180,000           176,530
                                                                                                               ---------------
                                                                                                                       523,368
                                                                                                               ---------------
UKRAINE  -- 0.0%
Republic of Ukraine
   6.875%, due 03/04/11                                                                              200,000           169,000
   7.650%, due 06/11/13                                                                              500,000           417,500
                                                                                                               ---------------
                                                                                                                       586,500
                                                                                                               ---------------
UNITED KINGDOM  -- 0.0%
British Telecom Plc 8.625%, due 12/15/10                                                             190,000           198,679

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (b)                                       $       45,000   $        29,128
HBOS Plc 5.375%, due 12/29/49 (144A) (b)                                                             285,000           176,495
Standard Chartered Bank 6.400%, due 09/26/17 (144A) (b)                                              235,000           221,595
                                                                                                               ---------------
                                                                                                                       625,897
                                                                                                               ---------------
Total Foreign Bonds & Debt Securities
   (Cost $176,035,192)                                                                                             163,826,019
                                                                                                               ---------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 86.6%
Federal Home Loan Mortgage Corp.
   7.000%, due 09/01/10                                                                                4,234             4,394
   6.500%, due 04/01/11-01/15/24                                                                     176,838           183,850
   6.000%, due 05/01/11-04/01/23                                                                   8,866,257         9,055,441
   5.500%, due 05/01/14-06/01/36                                                                  34,767,129        34,746,386
   5.000%, due 09/15/16-01/01/37                                                                 218,318,499       220,800,223
   4.875%, due 06/13/18                                                                            8,700,000         8,834,537
   3.630%, due 11/15/23 (a)                                                                        1,785,916         1,805,148
   6.012%, due 01/01/29 (a)                                                                        1,500,620         1,528,175
   5.783%, due 11/01/31 (a)                                                                           79,375            81,388
   3.500%, due 07/15/32                                                                              304,585           292,537
   5.488%, due 08/01/32 (a)                                                                          398,300           401,037
   2.740%, due 07/15/34 (a)                                                                          431,962           426,087
   4.464%, due 10/01/34 (a)                                                                          266,710           271,892
   4.353%, due 11/01/34 (a)                                                                          188,650           190,612
   4.382%, due 11/01/34 (a)                                                                          512,815           519,747
   4.394%, due 11/01/34 (a)                                                                          162,183           163,343
   4.483%, due 11/01/34 (a)                                                                          251,068           253,659
   4.358%, due 01/01/35 (a)                                                                          320,013           321,370
   4.410%, due 01/01/35 (a)                                                                        1,235,357         1,254,176
   4.331%, due 02/01/35 (a)                                                                          374,673           376,590
   4.356%, due 02/01/35 (a)                                                                          252,947           254,767
   4.420%, due 02/01/35 (a)                                                                          318,257           320,201
   4.424%, due 02/01/35 (a)                                                                          323,181           326,243
   4.425%, due 02/01/35 (a)                                                                          582,503           579,875
   4.487%, due 02/01/35 (a)                                                                          156,845           157,958
   4.499%, due 02/01/35 (a)                                                                          379,644           382,704
   5.133%, due 03/01/35 (a)                                                                        2,058,220         2,033,700
   4.439%, due 06/01/35 (a)                                                                        6,851,562         6,919,585
   4.567%, due 08/01/35 (a)                                                                        3,408,895         3,469,363
   4.905%, due 09/01/35 (a)                                                                        3,835,866         3,886,496
   5.301%, due 09/01/35 (a)                                                                       10,889,611        10,948,415
   4.255%, due 07/25/44 (a)                                                                       15,799,857        14,400,652
   4.055%, due 10/25/44 (a)                                                                        2,984,998         2,881,244
   4.055%, due 02/25/45 (a)                                                                          261,316           237,668
Federal National Mortgage Assoc.
   6.000%, due 11/01/08-09/01/38                                                                 361,745,015       366,943,686
   5.500%, due 10/01/08-08/01/38                                                                 459,510,077       459,831,891
   7.000%, due 04/01/11-05/01/11                                                                      20,106            20,768
   8.000%, due 11/01/13-10/01/25                                                                      19,815            20,673
   6.500%, due 12/01/13-10/01/17                                                                     809,049           841,261
   5.000%, due 02/01/18-08/01/37                                                                 506,628,510       496,542,502
   5.068%, due 10/01/28 (a)                                                                          285,036           292,435
   7.500%, due 09/01/30                                                                                2,885             3,118
   7.100%, due 02/01/31 (a)                                                                          826,980           867,268
   5.592%, due 09/01/31 (a)                                                                          158,560           161,120
   3.150%, due 09/18/31 (a)                                                                        1,291,305         1,278,662
   4.107%, due 04/25/32 (a)                                                                          570,529           569,466
   5.399%, due 07/01/32 (a)                                                                           93,910            95,694
   5.366%, due 09/01/32 (a)                                                                          645,312           651,138
   6.590%, due 11/01/32 (a)                                                                          309,568           312,603

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   4.607%, due 03/01/33 (a)                                                                   $       21,526   $        21,707
   4.663%, due 06/01/33 (a)                                                                          260,267           259,848
   4.586%, due 07/01/33 (a)                                                                          181,201           181,723
   4.380%, due 04/01/34 (a)                                                                           74,362            74,718
   3.700%, due 05/01/34 (a)                                                                        3,371,673         3,365,317
   5.005%, due 09/01/34 (a)                                                                        6,553,301         6,606,069
   5.275%, due 09/01/34 (a)                                                                          393,685           394,103
   4.762%, due 10/01/34 (a)                                                                           96,655            98,022
   4.527%, due 11/01/34 (a)                                                                       12,801,614        12,904,926
   4.559%, due 11/01/34 (a)                                                                          714,373           727,694
   4.639%, due 11/01/34 (a)                                                                           35,728            36,270
   4.529%, due 12/01/34 (a)                                                                          342,893           347,816
   4.688%, due 12/01/34 (a)                                                                        3,537,358         3,578,443
   4.747%, due 12/01/34 (a)                                                                       10,087,764        10,159,841
   4.330%, due 01/01/35 (a)                                                                          129,136           130,428
   4.452%, due 01/01/35 (a)                                                                          421,140           424,147
   4.481%, due 01/01/35 (a)                                                                          406,435           409,167
   4.519%, due 01/01/35 (a)                                                                          451,377           454,002
   4.828%, due 01/01/35 (a)                                                                          851,501           847,863
   4.293%, due 02/01/35 (a)                                                                          239,836           240,197
   4.429%, due 02/01/35 (a)                                                                        1,010,834         1,040,964
   4.410%, due 03/01/35 (a)                                                                          379,534           380,520
   4.675%, due 04/01/35 (a)                                                                          575,829           582,622
   4.369%, due 05/01/35 (a)                                                                          543,012           543,364
   4.746%, due 05/01/35 (a)                                                                        2,838,729         2,871,621
   4.665%, due 05/25/35 (a)                                                                        7,796,661         8,044,012
   4.250%, due 08/01/35 (a)                                                                        4,161,538         4,139,613
   4.736%, due 08/01/35 (a)                                                                        4,000,915         4,049,986
   4.725%, due 09/01/35 (a)                                                                        9,684,188         9,610,228
   4.707%, due 10/01/35 (a)                                                                        4,374,742         4,404,575
   4.678%, due 11/01/35 (a)                                                                        3,435,544         3,436,320
   4.766%, due 11/01/35 (a)                                                                        1,435,842         1,468,689
   4.778%, due 11/01/35 (a)                                                                        2,333,316         2,355,819
   5.409%, due 01/01/36 (a)                                                                        1,551,762         1,531,861
   6.393%, due 08/01/36 (a)                                                                        4,634,505         4,704,538
   5.092%, due 12/01/36 (a)                                                                        1,249,533         1,252,718
   4.278%, due 08/01/41-10/01/44 (a)                                                               5,569,578         5,553,958
   4.105%, due 09/01/41 (a)                                                                        2,712,989         2,696,704
   4.055%, due 10/01/44 (a)                                                                          534,668           533,006
   5.000%, due TBA (j)                                                                           167,000,000       162,663,891
   5.500%, due TBA (j)                                                                           258,000,000       257,303,502
   6.000%, due TBA (j)                                                                         1,234,400,000     1,250,408,934
Government National Mortgage Assoc.
   6.000%, due 04/15/14-06/15/38                                                                   3,994,691         4,061,047
   5.375%, due 02/20/22-05/20/32 (a)                                                                 620,542           627,962
   7.000%, due 10/15/23                                                                               43,593            46,125
   7.500%, due 01/15/26-04/15/31                                                                   6,073,038         6,337,934
   5.125%, due 01/20/26-11/20/30 (a)                                                                 297,317           300,856
   5.625%, due 08/20/27-09/20/33 (a)                                                                 619,861           626,731
   5.250%, due 02/20/28-01/20/30 (a)                                                                 174,506           176,306
   5.875%, due 04/20/29 (a)                                                                           69,040            70,026
   2.990%, due 02/16/30 (a)                                                                           45,120            45,262
   2.790%, due 01/16/31 (a)                                                                          117,684           116,432
   5.500%, due 10/20/31-04/20/32 (a)                                                                  28,692            29,169
   4.750%, due 03/20/32 (a)                                                                            1,792             1,801
   5.000%, due 03/20/33 (a)                                                                           19,924            20,149
   6.500%, due 12/15/37                                                                           56,447,279        57,845,257
   5.500%, due TBA (j)                                                                           403,500,000       401,419,554
   6.000%, due TBA (j)                                                                            10,000,000        10,148,440

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                                  SHARES/
SECURITY DESCRIPTION                                                                            PAR AMOUNT          VALUE
--------------------                                                                          --------------   ---------------
   6.500%, due TBA (j)                                                                        $   47,000,000   $    48,112,354
U.S. Treasury Inflation Index Bond 2.625%, due 07/15/17                                            5,305,650         5,465,652
                                                                                                               ---------------
Total U.S. Government & Agency Obligations
   (Cost $3,940,905,467)                                                                                         3,963,032,551
                                                                                                               ---------------
LOAN PARTICIPATION -- 1.2%
AES Corp. 1.000%, due 04/30/10 (144A) (b)                                                          5,600,000         5,320,000
Biomet 5.801%, due 02/15/15 (144A) (a) (b)                                                         2,977,500         2,803,814
Cablevision Systems Corp. 4.214%, due 03/29/13 (144A) (a) (b)                                      6,911,392         6,220,253
Chrysler Finco 6.780%, due 08/03/14 (144A) (a) (b)                                                13,860,000         9,609,595
First Data Corp.
   5.222%, due 09/24/14 (144A)(a) (b)                                                                 61,491            53,613
   5.552%, due 09/24/14 (144A)(a) (b)                                                                930,990           811,707
Ford Motor Co. 1.000%, due 11/29/13 (144A) (b)                                                     6,877,500         4,719,684
Georgia Pacific Corp. 4.446%,  due 12/20/12 (144A) (a) (b)                                         4,759,605         4,264,310
HCA, Inc. 5.051%, due 11/14/13 (144A) (a) (b)                                                      9,874,749         8,769,132
Nordic Telephone
   6.352%, due 11/30/13 (144A)(a) (e) (b)                                                          1,714,505         2,262,225
   6.565%, due 11/30/14 (144A)(a) (e) (b)                                                          2,052,793         2,722,544
TXU Energy
   6.169%, due 10/10/14 (144A)(a) (b)                                                                279,866           239,236
   6.169%, due 10/10/14 (144A)(a) (b)                                                              2,207,602         1,887,105
UPC Broadband Term M1 6.482%, due 12/31/14 (144A) (a) (b) (e)                                      4,049,167         4,772,382
                                                                                                               ---------------
Total Loan Participation
   (Cost $63,068,772)                                                                                               54,455,600
                                                                                                               ---------------
PREFERRED STOCK -- 0.1%
Wachovia Corp.                                                                                         7,200         2,772,000
                                                                                                               ---------------
Total Preferred Stocks
    (Cost $7,200,000)                                                                                                2,772,000
                                                                                                               ---------------
CONVERTIBLE PREFERRED STOCKS -- 0.7%
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Bank of America Corp. 7.250%                                                                           8,500         7,099,625
Citigroup, Inc. 8.400%, due 04/29/49 (a)                                                          32,900,000        22,434,839
                                                                                                               ---------------
                                                                                                                    29,534,464
                                                                                                               ---------------
INSURANCE  -- 0.0%
American International Group, Inc. 8.500%, due 08/01/11                                              168,900         1,450,850
                                                                                                               ---------------
Total Convertible Preferred Stocks
   (Cost $54,067,500)                                                                                               30,985,314
                                                                                                               ---------------
PURCHASED OPTIONS -- 0.3%
Option on Interest Rate Swaps Calls, Expire 08/03/09                                             475,600,000         3,771,774
OTC Eurodollar Calls, Expire 05/21/10                                                              4,500,000           439,075
OTC Eurodollar Calls, Expire 05/21/10                                                              4,000,000           390,289
OTC Eurodollar Calls, Expire 05/21/10                                                              4,000,000           390,250
OTC Eurodollar Calls, Expire 06/03/10                                                              9,300,000           914,912
OTC Eurodollar Puts, Expire 05/21/10                                                               4,500,000           342,074
OTC Eurodollar Puts, Expire 05/21/10                                                               4,000,000           304,066
OTC Eurodollar Puts, Expire 05/21/10                                                               4,000,000           304,054
OTC Eurodollar Puts, Expire 06/03/10                                                               9,300,000           713,225
OTC Japanese Yen Calls, Expire 03/17/10                                                           30,000,000         1,267,320
OTC Japanese Yen Calls, Expire 06/03/10                                                           23,600,000           540,912
OTC Japanese Yen Calls, Expire 06/03/10                                                            5,400,000           302,595
OTC Japanese Yen Puts, Expire 06/03/10                                                            23,600,000         1,999,203
OTC Japanese Yen Puts, Expire 06/03/10                                                             5,400,000           649,291

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

OTC Japanese Yen Puts, Expire 3/17/10                                                         $   30,000,000   $     1,869,900
                                                                                                               ---------------
Total Purchased Options
   (Cost $12,071,701)                                                                                               14,198,940
                                                                                                               ---------------
SHORT-TERM INVESTMENTS -- 8.8%
REPURCHASE AGREEMENTS  -- 8.6%
JPMorgan Chase, Repurchase Agreement, dated 09/30/08 at 0.000% to be repurchased at
   $6,423,000 on 10/01/08 collateralized by $6,555,000 FHLB at 2.643% due 03/04/09 with a
   value of $6,548,184.                                                                           12,846,000        12,846,000
JPMorgan Chase, Repurchase Agreement, dated 09/30/08 at 0.000% to be repurchased at
   $107,477,000 on 10/01/08 collateralized by $109,780,000 FHLB at 2.817% due 09/10/09 with
   a value of $109,667,852.                                                                      214,954,000       214,954,000
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at 0.400% to be repurchased at $164,673,830 on 10/01/08 collateralized by 163,615,000 FHLB at 4.375% due
   09/17/10 with a value of $167,967,159.                                                        164,672,000       164,672,000
                                                                                                               ---------------
                                                                                                                   392,472,000
                                                                                                               ---------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES  -- 0.2%
U.S. Treasury Bill
   1.600%, due 11/28/08 (k) (l)                                                                    1,000,000           997,422
   0.350%, due 12/04/08 (k) (l)                                                                      520,000           519,676
   0.830%, due 12/26/08 (k) (l)                                                                    7,250,000         7,235,625
   1.445%, due 12/26/08 (k) (l)                                                                      750,000           747,456
   1.635%, due 11/28/08 (k) (l)                                                                    2,250,000         2,244,073
                                                                                                               ---------------
                                                                                                                    11,744,252
                                                                                                               ---------------
Total Short-Term Investments
   (Cost $404,216,252)                                                                                             404,216,252
                                                                                                               ---------------
TOTAL INVESTMENTS -- 147.5% (Cost $7,216,506,749#)                                                               6,751,054,693
                                                                                                               ---------------
Other Assets and Liabilities (net) -- (47.5)%                                                                   (2,172,667,596)
                                                                                                               ---------------
TOTAL NET ASSETS -- 100.0%                                                                                     $ 4,578,387,097
                                                                                                               ===============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $38,481,657 and $503,933,713 respectively, resulting in a net unrealized depreciation of $465,452,056.
(a) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $354,443,576 of net assets.
(c) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $5,053,186 of net assets.
(e)  Par shown in Euro Currency. Value is shown in USD.
(f)  Security is in default and/or issuer is in bankruptcy.
(g)  Par shown in Pound Sterling. Value is shown in USD.
(h)  Par shown in Brazilian Real. Value is shown in USD.
(i)  Par shown in Danish Krone. Value is shown in USD.
(j)  This security is traded on a "to-be-announced" basis.
(k)  Zero coupon bond - Interest rate represents current yield to maturity.
(l) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $11,744,252.
AMBAC - Ambac Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FSA  - Financial Security Assurance, Inc.

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Total Return Portfolio at September 30, 2008, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                           PERCENT OF
                                           PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY   (UNAUDITED)
---------------------------------------   -----------
AAA                                          39.37%
AA                                            6.77
A                                            10.42
BBB                                           5.31
BB                                            0.88
B                                             0.66
Other                                        36.59
                                            ------
Total:                                      100.00%
                                            ======

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                    SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $  540,132,733    $ 17,255,889
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS    6,190,904,978     (13,785,126)
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS           20,016,982          12,938
                                                --------------   ---------------
TOTAL                                           $6,751,054,693    $  3,483,701

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                        SECURITIES        INSTRUMENTS
                                                      --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                         $10,616,399        $     0
   Accrued discounts/premiums                                     0              0
   Realized Gain (Loss)                                      10,360              0
   Change in unrealized appreciation (depreciation)        (488,527)        12,938
   Net Purchases (Sales)                                  9,878,750              0
   Transfers In (Out) of Level 3                                  0              0
                                                      --------------   ---------------
BALANCE AS OF SEPTEMBER 30, 2008                        $20,016,982        $12,938

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

SECURITY SOLD SHORT   INTEREST RATE    MATURITY     PROCEEDS         VALUE
-------------------   -------------   ---------   ------------   ------------
U.S. Treasury Notes       4.500%      2/28/2011   $ 99,223,769   $ 99,365,356
U.S. Treasury Notes       4.000%      9/30/2009     67,134,557     67,371,612
U.S. Treasury Notes       2.375%      8/31/2010    144,709,396    144,744,348
                                                  ------------   ------------
                                                  $311,067,722   $311,481,316
                                                  ============   ============

                                                                                    ACQUISITION
                                                                                      COST AS A                    VALUE AS A
ILLIQUID AND                                        ACQUISITION       ACQUISITION   PERCENTAGE OF                PERCENTAGE OF
RESTRICTED SECURITIES                                  DATES              COST       NET ASSETS        VALUE       NET ASSETS
---------------------------------------------   -------------------   -----------   -------------   ----------   -------------
Countrywide Alternative Loan Trust                         03/06/06     $ 89,641        0.00%       $  469,813       0.01%
First Horizon Alternative Mortgage Securities              03/02/06      392,093        0.01         4,361,409       0.10
Korea First Bank, Ltd.                          02/25/04 - 05/11/04      225,994        0.00           221,964       0.00
                                                                        --------        ----        ----------       ----
                                                                        $707,728        0.01%       $5,053,186       0.10%
                                                                        ========        ====        ==========       ====

The futures contracts outstanding as of September 30, 2008 and the description and unrealized appreciation (depreciation) were as follows:

                                                                            Unrealized
                                             Number of                     Appreciation/
Description          Expiration Date         Contracts   Notional Value   (Depreciation)
------------------   ---------------------   ---------   --------------   --------------
Euribor Futures      March 2009 - Long           258     $   61,649,100    $   772,745
Euribor Futures      June 2009 - Long            153         36,656,887        554,737
Euribor Futures      December 2008 - Long        381         90,477,975        280,687
EuroDollar Futures   March 2009 - Long         4,334      1,051,374,225      2,260,780
EuroDollar Futures   December 2008 - Long      5,768      1,392,178,900     (4,040,455)
EuroDollar Futures   Decmber 2009 - Long       3,373        814,242,200      1,564,060
EuroDollar Futures   September 2009 - Long     4,728      1,145,062,500      4,415,329
EuroDollar Futures   June 2009 - Long          6,943      1,682,983,200      4,863,625
EuroDollar Futures   June - 2010 Long             48         11,538,600         13,543
EuroDollar Futures   September 2010 - Long        48         11,508,600         14,374
EuroDollar Futures   March 2010 - Long         3,305        796,505,000      1,126,429
LIBOR Futures        December 2008 - Long        986        116,015,225       (959,644)
LIBOR Futures        March 2009 - Long         1,809        214,796,138      2,986,458
Sterling Futures     September 2009 - Long       870        103,671,375      1,684,339
Sterling Futures     June 2009 - Long            951        113,228,438      2,189,139
                                                                           -----------
                                                                           $17,726,146
                                                                           ===========

Forward Foreign Currency Contracts to Buy:

                                                                            Net Unrealized
                                              Value at        In Exchange    Appreciation/
Settlement Date   Contracts to Deliver   September 30, 2008    for U.S.$    (Depreciation)
---------------   --------------------   ------------------   -----------   --------------
10/16/2008               8,017,111 AUD      $ 6,336,943       $ 6,885,415    $   (548,472)
10/30/2008               7,531,000 AUD        5,950,362         6,258,261        (307,899)
12/2/2008               65,395,553 BRL       33,625,148        34,108,149        (483,001)
12/10/2008             538,600,000 CLP          977,524         1,111,317        (133,793)
10/10/2008                 206,160 CNY           30,077            30,000              77
10/10/2008                 185,011 CNY           26,992            26,981              11
11/13/2008               7,608,160 CNY        1,103,321         1,120,000         (16,679)
11/13/2008               6,138,160 CNY          890,145           904,000         (13,855)
11/13/2008              10,812,000 CNY        1,567,936         1,590,000         (22,064)
11/13/2008              16,108,574 CNY        2,336,036         2,371,000         (34,964)
11/13/2008              12,073,827 CNY        1,750,924         1,777,000         (26,076)
11/13/2008               5,692,953 CNY          825,582           838,000         (12,418)
11/13/2008               7,080,408 CNY        1,026,788         1,044,000         (17,212)
11/13/2008               5,689,601 CNY          825,096           838,000         (12,904)
11/13/2008               9,714,688 CNY        1,408,806         1,432,000         (23,194)
7/15/2009               33,709,521 CNY        4,859,373         5,219,000        (359,627)
7/15/2009               17,214,360 CNY        2,481,524         2,672,000        (190,476)
7/15/2009               37,745,400 CNY        5,441,162         5,852,000        (410,838)
7/15/2009               13,475,275 CNY        1,942,519         2,090,000        (147,481)
7/15/2009               12,935,148 CNY        1,864,657         2,012,000        (147,343)
7/15/2009               19,403,024 CNY        2,797,029         3,018,000        (220,971)
7/15/2009                3,586,544 CNY          517,016           559,000         (41,984)
7/15/2009                3,587,662 CNY          517,177           559,000         (41,823)
7/15/2009               12,941,072 CNY        1,865,511         2,017,000        (151,489)
7/15/2009                9,291,568 CNY        1,339,420         1,441,000        (101,580)
7/15/2009               36,889,980 CNY        5,317,850         5,650,000        (332,150)
7/15/2009               30,272,550 CNY        4,363,918         4,620,000        (256,082)
7/15/2009               14,117,760 CNY        2,035,136         2,160,000        (124,864)
10/3/2008                4,686,000 EUR        6,598,123         6,922,628        (324,505)
10/3/2008                  433,000 EUR          609,686           637,809         (28,123)
10/3/2008                  433,000 EUR          609,686           639,610         (29,924)
10/3/2008                  433,000 EUR          609,686           637,939         (28,253)
10/3/2008                  346,000 EUR          487,185           511,662         (24,477)
10/3/2008                  433,000 EUR          609,686           638,526         (28,840)
10/3/2008                  865,000 EUR        1,217,963         1,273,327         (55,364)
10/3/2008                1,300,000 EUR        1,830,465         1,903,460         (72,995)
10/3/2008                2,696,300 EUR        3,796,526         3,944,687        (148,161)
10/3/2008                2,644,600 EUR        3,723,730         3,869,579        (145,849)
10/3/2008                3,173,600 EUR        4,468,588         4,644,246        (175,658)
10/3/2008                1,135,300 EUR        1,598,559         1,660,477         (61,918)
10/3/2008                9,932,000 GBP       17,681,438        18,445,561        (764,123)
10/3/2008                2,403,000 GBP        4,277,940         4,448,554        (170,614)
10/3/2008                  948,000 GBP        1,687,676         1,757,509         (69,833)
10/3/2008                  916,000 GBP        1,630,708         1,691,421         (60,713)
11/12/2008               8,176,320 INR          174,099           204,000         (29,901)
11/12/2008              10,380,800 INR          221,039           256,000         (34,961)
11/12/2008               3,627,024 INR           77,231            89,468         (12,237)
11/12/2008               4,109,362 INR           87,501           101,216         (13,715)
11/19/2008                 374,000 MXN           33,896            35,553          (1,657)
11/19/2008                 374,000 MXN           33,896            35,585          (1,689)
11/19/2008                 374,000 MXN           33,895            35,568          (1,673)
11/19/2008                 194,017 MXN           17,584            19,014          (1,430)
11/12/2008              14,881,513 MYR        4,338,871         4,774,000        (435,129)
11/12/2008              13,674,960 MYR        3,987,087         4,383,000        (395,913)
11/12/2008               8,711,786 MYR        2,540,018         2,785,988        (245,970)
11/12/2008               3,994,608 MYR        1,164,672         1,235,000         (70,328)
11/12/2008               3,982,257 MYR        1,161,071         1,235,000         (73,929)
11/12/2008               3,993,373 MYR        1,164,312         1,235,000         (70,688)
11/12/2008               3,555,265 MYR        1,036,577         1,099,000         (62,423)
11/12/2008               3,987,568 MYR        1,162,620         1,235,000         (72,380)
11/12/2008               3,633,660 MYR        1,059,434         1,123,233         (63,799)
11/12/2008               2,725,970 MYR          794,787           842,259         (47,472)
11/12/2008               2,080,802 MYR          606,681           638,930         (32,249)
10/3/2008                4,687,000 NZD        3,140,884         3,226,135         (85,251)
10/30/2008               4,697,000 NZD        3,131,312         3,058,569          72,743
11/12/2008              77,000,000 PHP        1,637,002         1,743,660        (106,658)
11/12/2008              77,200,000 PHP        1,641,253         1,734,831         (93,578)
2/6/2009                 4,900,000 PHP          104,120           108,671          (4,551)
2/6/2009                 5,000,000 PHP          106,245           110,938          (4,693)
2/6/2009                 4,400,000 PHP           93,496            97,778          (4,282)
2/6/2009                16,520,000 PHP          351,033           369,492         (18,459)
2/6/2009                 6,800,000 PHP          144,493           153,395          (8,902)
2/6/2009                 6,700,000 PHP          142,368           151,241          (8,873)
2/6/2009                 8,700,000 PHP          184,866           196,477         (11,611)
2/6/2009                11,000,000 PHP          233,739           248,195         (14,456)
2/6/2009                 8,600,000 PHP          182,742           192,265          (9,523)
2/6/2009                 4,400,000 PHP           93,496            98,171          (4,675)
2/6/2009                 4,400,000 PHP           93,496            97,822          (4,326)
2/6/2009                 4,400,000 PHP           93,496            97,475          (3,979)
2/6/2009                 8,600,000 PHP          182,742           190,561          (7,819)
2/6/2009                 4,400,000 PHP           93,496            97,432          (3,936)
2/6/2009                 4,300,000 PHP           91,371            95,165          (3,794)
2/6/2009                 4,300,000 PHP           91,371            94,195          (2,824)
2/6/2009                 8,496,700 PHP          180,546           185,436          (4,890)
12/24/2010               4,500,000 PHP           86,967           100,535         (13,568)
5/6/2009                40,525,357 PLN       16,663,763        17,941,100      (1,277,337)
11/5/2008               11,712,000 RUB          454,671           470,220         (15,549)
11/5/2008                4,860,247 RUB          188,679           206,797         (18,118)
11/5/2008               29,979,350 RUB        1,163,826         1,231,185         (67,359)
11/19/2008             518,606,070 RUB       20,098,540        21,017,470        (918,930)
11/19/2008             498,071,148 RUB       19,302,710        21,073,457      (1,770,747)
5/6/2009               532,910,745 RUB       20,272,552        21,940,867      (1,668,315)
5/6/2009               155,064,186 RUB        5,898,824         6,420,000        (521,176)
11/21/2008               4,434,638 SGD        3,099,241         3,157,000         (57,759)
11/21/2008               4,547,776 SGD        3,178,310         3,236,045         (57,735)
11/21/2008               4,035,042 SGD        2,819,975         2,970,000        (150,025)
11/21/2008               4,022,936 SGD        2,811,515         2,960,000        (148,485)
11/21/2008               4,240,180 SGD        2,963,340         3,100,000        (136,660)
11/21/2008               4,098,576 SGD        2,864,377         2,992,426        (128,049)
11/21/2008               5,332,224 SGD        3,726,538         3,930,000        (203,462)
11/21/2008               6,451,925 SGD        4,509,065         4,750,000        (240,935)
2/9/2009                 1,800,000 TWD           56,066            58,949          (2,883)
2/9/2009                 3,400,000 TWD          105,903           111,384          (5,481)
2/9/2009                 1,700,000 TWD           52,951            55,566          (2,615)
2/9/2009                 1,700,000 TWD           52,951            55,601          (2,650)
2/9/2009                 3,400,000 TWD          105,903           111,184          (5,281)
2/9/2009                 3,500,000 TWD          109,017           114,379          (5,362)
2/9/2009                 2,545,291 TWD           79,280            82,265          (2,985)
2/9/2009                 3,700,000 TWD          115,247           119,702          (4,455)
                                                                             ------------
                                                                             $(15,796,302)
                                                                             ------------

Forward Foreign Currency Contracts to Sell:

                                                                             Net Unrealized
                                              Value at        In Exchange    Appreciation/
Settlement Date   Contracts to Deliver   September 30, 2008    for U.S.$     (Depreciation)
---------------   --------------------   ------------------   ------------   --------------
10/3/2008                7,531,000 AUD      $  5,954,386      $  6,272,570    $   318,184
10/30/2008               7,531,000 AUD         5,950,362         5,922,378        (27,984)
12/2/2008                2,879,200 BRL         1,480,430         1,600,000        119,570
12/2/2008               18,000,000 BRL         9,255,257        10,000,000        744,743
12/2/2008                1,435,600 BRL           738,158           800,000         61,842
12/2/2008                2,513,700 BRL         1,292,497         1,400,000        107,503
12/2/2008                4,385,500 BRL         2,254,940         2,450,000        195,060
12/2/2008                9,946,840 BRL         5,114,475         5,560,000        445,525
12/2/2008                7,509,150 BRL         3,861,062         4,100,000        238,938
12/2/2008                3,513,024 BRL         1,806,330         1,926,000        119,670
12/2/2008                4,898,014 BRL         2,518,465         2,689,000        170,535
12/2/2008                8,027,800 BRL         4,127,742         4,400,000        272,258
12/2/2008               15,673,500 BRL         8,059,015         8,600,000        540,985
12/2/2008               75,764,066 BRL        38,956,439        44,267,640      5,311,201
12/2/2008                2,303,363 BRL         1,184,345         1,285,000        100,655
12/2/2008                2,030,467 BRL         1,044,028         1,113,500         69,472
12/2/2008                2,032,694 BRL         1,045,173         1,113,500         68,327
12/2/2008                8,607,576 BRL         4,425,852         4,624,000        198,148
12/2/2008                1,807,620 BRL           929,444           940,000         10,556
12/2/2008                  902,165 BRL           463,876           470,000          6,124
12/2/2008                  903,340 BRL           464,480           470,000          5,520
10/3/2008                1,145,000 CAD         1,080,356         1,088,093          7,737
10/10/2008                 391,171 CNY            57,069            56,462           (607)
12/9/2008              161,893,000 DKK        30,665,991        31,271,586        605,595
10/3/2008               41,869,000 EUR        58,953,650        61,283,655      2,330,005
10/16/2008              23,291,000 EUR        32,842,190        32,758,792        (83,398)
11/3/2008               62,590,000 GBP       111,688,631       113,707,253      2,018,622
11/12/2008               3,240,181 INR            68,993            70,700          1,707
11/12/2008               1,388,043 INR            29,556            30,300            744
10/3/2008               52,040,000 JPY           491,268           492,360          1,092
10/20/2008           1,781,180,000 JPY        16,853,035        16,477,608       (375,427)
11/5/2008               52,040,000 JPY           493,873           492,850         (1,023)
11/19/2008               1,316,017 MXN           119,271           127,999          8,728
10/9/2008                4,936,000 NZD         3,300,703         3,453,275        152,572
10/30/2008               4,697,000 NZD         3,131,312         3,212,748         81,436
12/24/2010               4,500,000 PHP            86,967            93,110          6,143
5/6/2009                 3,265,966 PLN         1,342,944         1,468,180        125,236
5/6/2009                37,259,392 PLN        15,320,820        16,751,064      1,430,244
11/5/2008               16,572,247 RUB           643,350           688,789         45,439
11/5/2008               29,979,350 RUB         1,163,826         1,276,396        112,570
11/19/2008             437,050,469 RUB        16,937,858        18,144,285      1,206,427
11/19/2008             579,626,749 RUB        22,463,391        24,065,881      1,602,490
5/6/2009               687,974,931 RUB        26,171,376        28,761,494      2,590,118
11/19/2008               1,490,007 SGD         1,041,388         1,040,871           (517)
11/19/2008               1,490,007 SGD         1,041,388         1,040,871           (517)
11/21/2008               1,490,372 SGD         1,041,578         1,040,871           (707)
11/21/2008               1,489,695 SGD         1,041,105         1,040,871           (234)
                                                                              -----------
                                                                              $20,941,307
                                                                              -----------

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CNY - China Yuan Renminbi
DKK - Danish Krone
EUR - Euro Dollar
GBP - Britain Pound
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
RUB - New Russian Ruble
SGD - Singapore Dollar
TWD - New Taiwan Dollar

Open swap agreements at September 30, 2008 were as follows:

                           Expiration
Notional Amount               Date                       Description                  Value
------------------------   ----------   ----------------------------------------   ------------
        300,000      USD   12/20/2008   Agreement with J.P. Morgan Chase Bank      $      2,184
                                        dated 02/12/2004 to pay quarterly the
                                        notional amount multiplied by 1.35% and
                                        to receive par in the event of default
                                        of Capital One Financing Corporation
                                        8.750% due 2/1/2007.

     36,500,000      USD   1/16/2009    Interest Rate Swap Agreement with             1,616,134
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 01/17/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 5.00% and to pay
                                        semi-annually the notional amount
                                        multiplied by USD-CMM30-FNMA Rate.

     24,300,000      USD   1/23/2009    Interest Rate Swap Agreement with             2,274,946
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 01/23/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 4.50% and to pay
                                        semi-annually the notional amount
                                        multiplied by USD-CMM30-FNMA Rate.

      5,600,000      USD   2/20/2009    Interest Rate Swap Agreement with               241,525
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 02/20/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 5.000% and to pay
                                        semi-annually the notional amount
                                        multiplied by USD-CMM30-FNMA Rate.

      4,000,000      USD   5/21/2009    Agreement with Morgan Stanley Capital           (18,310)
                                        Services, Inc., dated 03/06/2008 to pay
                                        semi-annually the notional amount
                                        multiplied by 1.660% and to receive par
                                        in event of default of underlying
                                        sovereign entities of Republic of
                                        Hungary 4.75% due 02/03/2015.

    121,500,000      USD   6/17/2010    Interest Rate Swap Agreement with               760,486
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 06/11/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 4.000% and to pay
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA.

      4,700,000      USD   6/20/2010    Agreement with Morgan Stanley Capital         1,086,846
                                        Services, Inc., dated 04/13/07 to
                                        receive 3 months the notional amount
                                        multiplied by 0.17% and to pay par in
                                        event of default of underlying
                                        sovereign entities of the Glitnir Banki
                                        HF.

      4,800,000      USD   6/20/2010    Agreement with Morgan Stanley Capital            (3,007)
                                        Services, Inc., dated 04/14/2005 to
                                        receive semi-annually the notional
                                        amount multiplied by 2.10% and to pay
                                        par in the event of default of
                                        underlying sovereign entities of the
                                        Dow Jones CDX Emerging Markets Index.

        500,000      USD   9/20/2010    Agreement with Merrill Lynch                   (146,369)
                                        International dated 07/27/2005 to
                                        receive quarterly the notional amount
                                        multiplied by 3.80% and to pay par in
                                        the event of default of Ford Motor
                                        Credit Co. 7.00% due 10/1/2013.

        700,000      USD   10/20/2010   Agreement with Morgan Stanley Capital            (4,683)
                                        Services, Inc. dated 10/11/2005 to pay
                                        semi-annually the notional amount
                                        multiplied by 2.20% and to receive par
                                        in the event of default of Republic of
                                        Turkey 11.875% due 01/15/2030.

     10,900,000      USD   12/16/2010   Interest Rate Swap Agreement with                23,289
                                        Citibank N.A., New York dated
                                        09/23/2008 to receive semi-annually the
                                        notional amount multiplied by 4.000%
                                        and to pay semi-annually the notional
                                        amount multiplied 3 months
                                        USD-Libor-BBA.

    925,800,000      USD   12/17/2010   Interest Rate Swap Agreement with          $  9,174,474
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 06/04/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 4.000% and to pay
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA.

     49,200,000      USD   12/17/2010   Interest Rate Swap Agreement with               487,561
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 06/05/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 4.000% and to pay
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA.

  1,190,600,000      USD   12/17/2010   Interest Rate Swap Agreement with Bank       11,798,584
                                        of America, N.A., dated 05/16/2008 to
                                        receive semi-annually the notional
                                        amount multiplied by 4.000% and to pay
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA.

      1,600,000      USD   3/20/2011    Agreement with Merrill Lynch                      6,818
                                        International., dated 06/11/2007 to pay
                                        quarterly the notional amount
                                        multiplied by 0.10% and to receive par
                                        in the event of default of entity of
                                        Progress Energy, Inc..

      5,000,000      USD   6/20/2011    Agreement with Merrill Lynch Capital            144,687
                                        Services, Inc., dated 11/30/2006 to pay
                                        the notional amount multiplied by 0.51%
                                        and to receive par in the event of
                                        default of Boston Scientific Corp.

      5,000,000      USD   6/20/2011    Agreement with Merrill Lynch Capital          2,607,600
                                        Services, Inc., dated 12/01/2006 to pay
                                        the notional amount multiplied by 1.29%
                                        and to receive notional amount in the
                                        event of default of GMAC LLC.

      4,200,000      USD   9/20/2011    Agreement with J.P. Morgan Chase Bank,          350,249
                                        dated 11/09/2006 to pay the notional
                                        amount multiplied by 0.46% and to
                                        receive notional amount in the event of
                                        default of Health Care Property
                                        Investors, Inc.

      5,000,000      USD   3/20/2012    Agreement with Bank of America, N.A.             21,378
                                        dated 09/28/2007 to pay the notional
                                        amount multiplied by 0.324% and to
                                        receive notional amount in the event of
                                        default of Wyeth.

      2,500,000      USD   3/20/2012    Agreement with Bank of America, N.A.            128,571
                                        dated 06/13/2007 to pay the notional
                                        amount multiplied by 0.09% and to
                                        receive notional amount in the event of
                                        default of Consumers Energy Company.

      8,300,000      USD   6/20/2012    Agreement with Bank of America, N.A.            (40,038)
                                        dated 04/27/2007 to pay the notional
                                        amount multiplied by 0.53% and to
                                        receive notional amount in the event of
                                        default of GlobalSantaFe Corporation.

      4,300,000      USD   9/20/2012    Agreement with Citibank, N.A., New York        (550,299)
                                        dated 08/06/2007 to receive quarterly
                                        the notional amount multiplied by 0.92%
                                        and to pay par in the event of default
                                        of The Goldman Sachs Group, Inc.

      4,300,000      USD   9/20/2012    Agreement with Citibank, N.A., New             (518,990)
                                        York,, Inc. dated 06/07/2007 to receive
                                        the notional amount multiplied by 0.95%
                                        and to pay par in the event of default
                                        of Merrill Lynch & Co., Inc.

     19,000,000      USD   9/20/2012    Agreement with J.P. Morgan Chase Bank,       (2,491,459)
                                        dated 08/10/2007 to receive the notional
                                        amount multiplied by 0.82% and to pay
                                        par in the event of default of The
                                        Goldman Sachs Group, Inc.

     10,000,000      USD   12/20/2012   Agreement with J.P. Morgan Chase Bank,     $     76,663
                                        dated 09/14/2007 to pay quarterly the
                                        notional amount multiplied by 0.320%
                                        and to receive par in the event of
                                        default of The TJX Companies, Inc.

      2,900,000      USD   12/20/2012   Agreement with J.P. Morgan Chase Bank,          110,092
                                        dated 09/14/2007 to pay quarterly the
                                        notional amount multiplied by 0.285%
                                        and to receive notional amount in the
                                        event of default of Nordstrom, Inc.

      5,000,000      USD   12/20/2012   Agreement with J.P. Morgan Chase Bank,           60,237
                                        dated 09/14/2007 to pay the notional
                                        amount multiplied by 0.369% and to
                                        receive par in the event of default of
                                        Target Corporation.

      5,000,000      USD   12/20/2012   Agreement with Merrill Lynch                      7,746
                                        International, dated 02/29/2008 to
                                        receive semi-annually the notional
                                        amount multiplied by 6.370% and to pay
                                        notional amount in the event of default
                                        of underlying entity of CDX.NA.HY.9.

     10,000,000      USD   3/20/2013    Agreement with Morgan Stanley Capital           155,346
                                        Services, Inc., dated 02/29/2008 to pay
                                        3 Months) the notional amount
                                        multiplied by 1.080% and to receive par
                                        in event of default of underlying
                                        sovereign entities of JPMorgan Chase &
                                        Co.

     15,000,000      USD   3/20/2013    Agreement with Morgan Stanley Capital           227,034
                                        Services, Inc. dated 03/03/2008 to pay
                                        quarterly the notional amount
                                        multiplied by 1.090% and to receive the
                                        notional amount in the event of default
                                        of JP Morgan Chase & Co.

      2,500,000      USD   3/20/2013    Agreement with Morgan Stanley Capital            16,237
                                        Services, Inc. dated 11/01/2006 to pay
                                        the notional amount multiplied by 0.15%
                                        and to receive quarterly the notional
                                        amount in the underlying entity of
                                        Wyeth.

     19,800,000      USD   3/20/2013    Interest Rate Swap Agreement with               (71,070)
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 02/21/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 5.500% and to pay
                                        semi-annually the notional amount
                                        multiplied by USD-CMM30-FNMA Rate.

     45,800,000      USD   3/20/2013    Agreement with JP Morgan Chase Bank,            412,003
                                        N.A., dated 03/13/2008 to pay
                                        semi-annually the notional amount
                                        multiplied by 2.640% and to receive the
                                        notional amount in the event of
                                        underlying entity of Republic of Turkey.

      8,400,000      USD   6/20/2013    Agreement with Goldman Sachs                    (86,070)
                                        International., dated 09/18/2008 to
                                        receive per Annum the notional amount
                                        multiplied by 1.550% and to pay par in
                                        event of default of underlying entities
                                        of CDX.NA.IG.9

    120,000,000      USD   6/20/2013    Agreement with Morgan Stanley Capital        12,496,740
                                        Services, Inc., dated 07/16/2008 to pay
                                        the notional amount multiplied by
                                        5.000% and to receive par in event of
                                        default of underlying entities of
                                        CDX.NA.HY.10.

    118,808,800      USD   6/20/2013    Agreement with Goldman Sachs                  1,217,362
                                        International, dated 06/25/2008 to pay
                                        the notional amount multiplied by
                                        1.550% and to receive the notional
                                        amount multiplied by CDX-NA-IG-10.

      6,400,000      USD   6/20/2013    Agreement with Goldman Sachs                      8,693
                                        International, dated 06/25/2008 to
                                        receive the notional amount multiplied
                                        by 0.463% and to pay the notional
                                        amount multiplied by CDX-NA-IG-10.

    136,300,000      USD   6/20/2013    Agreement with Morgan Stanley Capital      $  1,396,584
                                        Services, dated 06/24/2008 to pay the
                                        notional amount multiplied by 1.550%
                                        and to receive the notional amount
                                        multiplied by CDX-NA-IG-10.

    405,100,000      USD   12/17/2013   Interest Rate Swap Agreement with            (2,401,080)
                                        Citibank, N.A., dated 05/21/2008 to
                                        receive semi-annually the notional
                                        amount multiplied by 4.000% and to pay
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA
                                        Rate.

     77,100,000      USD   12/17/2013   Interest Rate Swap Agreement with              (456,982)
                                        Citibank N.A., New York dated
                                        09/23/2008 to receive semi-annually the
                                        notional amount multiplied by 4.000%
                                        and to pay semi-annually the notional
                                        amount multiplied 3 months
                                        USD-Libor-BBA.

      5,750,000      USD   3/20/2014    Agreement with Bank of America, N.A.            422,113
                                        dated 09/24/2007 to pay quarterly the
                                        notional amount multiplied by 0.68% and
                                        to receive notional amount in the event
                                        of default of Liberty Mutual Group Inc.

      6,200,000      USD   6/20/2014    Agreement with Bank of America, N.A.            197,107
                                        dated 01/07/2008 to pay quarterly the
                                        notional amount multiplied by 1.03% and
                                        to receive par in the event of the
                                        underlying entity of R.R. Donnelley &
                                        Sons Company.

      8,500,000      USD   6/20/2014    Agreement with Morgan Stanley Capital             7,398
                                        Services, Inc., dated 01/29/2008 to pay
                                        quarterly the notional amount
                                        multiplied by 0.760% and to receive par
                                        in the events of default of Pearson Plc.

      5,000,000      USD   6/20/2014    Agreement with JP Morgan Chase Bank,            (13,326)
                                        N.A., dated 01/28/2008 to pay quarterly
                                        the notional amount multiplied by
                                        0.830% and to receive notional amount
                                        in the event of default of Pearson Plc.

     10,000,000      USD   9/20/2014    Agreement with Morgan Stanley Capital           864,720
                                        Services, Inc. dated 09/26/2007 to pay
                                        quarterly the notional amount
                                        multiplied by 0.65% and to receive the
                                        notional amount in the underlying
                                        entity of NiSource Finance Corp.

      5,000,000      USD   12/20/2014   Agreement with Bank of America, N.A.            228,919
                                        dated 09/25/2007 to pay the notional
                                        amount multiplied by 0.630% and to
                                        receive par in the event of default of
                                        CAN Financial Corp.

      5,000,000      USD   12/20/2015   Agreement with Bank of America, N.A.            213,665
                                        dated 09/21/2007 to pay quarterly the
                                        notional amount multiplied by 0.66% and
                                        to receive notional amount in the event
                                        of default of Quest Diagnostic
                                        Incorporated.

      5,000,000      USD   3/20/2016    Agreement with Citibank, N.A., New              250,060
                                        York, dated 03/17/2008 to pay quarterly
                                        the notional amount multiplied by
                                        1.070% and to receive pay amount in the
                                        event of default of GATX Corporation.

      5,000,000      USD   3/20/2016    Agreement with Goldman Sachs                    (83,289)
                                        International., dated 09/17/2008 to pay
                                        quarterly the notional amount
                                        multiplied by 1.920% and to receive par
                                        in event of default of underlying
                                        entities of The Home Depot, Inc.

     10,000,000      USD   6/20/2016    Agreement with Morgan Stanley Capital           426,548
                                        Services, Inc., dated 11/30/2007 to
                                        receive quarterly the notional amount
                                        multiplied by 0.97% and to pay par in
                                        the events of default of Viacom, Inc.

      5,000,000      USD   6/20/2016    Agreement with Citibank, N.A., New         $    (80,962)
                                        York, dated 02/06//2008 to pay
                                        quarterly the notional amount
                                        multiplied by 0.940% and to receive par
                                        in the events of default of Omnicom
                                        Group, Inc.

     11,250,000      USD   12/20/2016   Agreement with Bank of America, N.A.          1,754,493
                                        dated 09/21/2007 to pay quarterly the
                                        notional amount multiplied by 0.966%
                                        and to receive notional amount in the
                                        underlying entity of Sprint Nextel
                                        Corporation.

      6,500,000      USD   12/20/2016   Agreement with JP Morgan Chase Bank,            256,836
                                        N.A., dated 11/09/2007 to receive
                                        quarterly the notional amount
                                        multiplied by 0.83% and to pay par in
                                        the events of default of Time Warner,
                                        Inc.

     10,000,000      USD   12/20/2016   Agreement with Bank of America, N.A.,           398,652
                                        dated 01/16/2008 to pay quarterly the
                                        notional amount multiplied by 0.795%
                                        and to receive par in the events of
                                        default of underlying entity of The
                                        Western Union Company.

     72,000,000      USD   6/20/2017    Interest Rate Swap Agreement with Bank       (3,108,466)
                                        of America N.A., dated 12/07/2006 to
                                        pay semi-annually the notional amount
                                        multiplied by 5.00% and to receive the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA.

     20,000,000      USD   6/20/2017    Agreement with Morgan Stanley Capital         1,289,150
                                        Services Inc dated 06/08/07 to pay the
                                        notional amount multiplied by 0.97% and
                                        to receive notional amount in the
                                        underlying entity of Weyerhaeuser
                                        Company.

      9,700,000      USD   6/20/2017    Agreement with J.P. Morgan Chase Bank,        1,497,663
                                        Inc. dated 04/12/2007 to pay the
                                        notional amount multiplied by 0.95% and
                                        to receive the notional amount in the
                                        event of Liz Claiborne, Inc.

      5,400,000      USD   6/20/2017    Agreement with Citibank, N.A., New              128,039
                                        York, dated 05/01/2007 to receive 3
                                        months the notional amount multiplied
                                        by 0.47% and to pay par in event of
                                        default of underlying bonds) of the
                                        Diamond Offshore Drilling, Inc.

      5,000,000      USD   6/20/2017    Agreement with Bank of America, N.A.            356,054
                                        dated 11/06/2007 to receive quarterly
                                        the notional amount multiplied by
                                        0.595% and to pay par in the events of
                                        default of underlying entity of
                                        CenturyTel, Inc.

      5,000,000      USD   6/20/2016    Agreement with Bank of America, N.A.            (81,359)
                                        dated 09/18/2016 to pay quarterly the
                                        notional amount multiplied by 1.93% and
                                        to receive par in the events of default
                                        of VIACOM, Inc.

     13,000,000      USD   6/20/2017    Agreement with Morgan Stanley Capital           820,832
                                        Services, Inc., dated 06/08/2007 to pay
                                        the notional amount multiplied by 0.99%
                                        and to receive par in event of default
                                        of underlying entity Weyerhaeuser
                                        Company.

      8,500,000      USD   9/20/2017    Agreement with Bank of America, N.A.            (43,668)
                                        dated 09/25/07 to pay the notional
                                        amount multiplied by 0.423% and to
                                        receive quarterly the notional amount
                                        in the event of default of the
                                        underlying entity of Rohm & Haas
                                        Holdings.

     10,000,000      USD   9/20/2017    Agreement with Bank of America, N.A.            481,087
                                        dated 12/13/2007 to receive quarterly
                                        the notional amount multiplied by 2.29%
                                        and to pay par in the events of default
                                        of underlying entity of Limited Brands,
                                        Inc.

      5,000,000      USD   9/20/2017    Agreement with Morgan Stanley Capital      $     (4,319)
                                        Services, Inc., dated 01/22/2008 to pay
                                        quarterly the notional amount
                                        multiplied by 3.113% and to receive par
                                        in the events of default of underlying
                                        entity of Limited Brands, Inc.

      7,500,000      USD   9/20/2017    Agreement with Citibank, N.A. New York,         677,210
                                        dated 01/16/2008 to pay quarterly the
                                        notional amount multiplied by 1.170%
                                        and to receive par in the events of
                                        default of underlying entity of
                                        NiSource Finance Corp.

      5,000,000      USD   12/20/2017   Agreement with Bank of America, N.A.             58,352
                                        dated 11/14/2007 to receive quarterly
                                        the notional amount multiplied by 0.50%
                                        and to pay par in the events of default
                                        of Covidien Ltd.

      8,000,000      USD   12/20/2017   Agreement with Morgan Stanley Capital           535,194
                                        Services, Inc., dated 12/13/2007 to
                                        receive quarterly the notional amount
                                        multiplied by 0.55% and to pay par in
                                        the events of default of underlying
                                        entity of Morgan Stanley Capital
                                        Services, Inc.

      2,000,000      USD   12/20/2017   Agreement with J.P. Morgan Chase Bank,            1,929
                                        dated 07/22/2008 to receive the
                                        notional amount multiplied by 0.55% and
                                        to pay notional amount in the event of
                                        default of CDX.NA.IG.9.

      2,000,000      USD   12/20/2017   Agreement with Goldman Sachs                      2,315
                                        International., dated 07/22/2008 to
                                        receive monthly the notional amount
                                        multiplied by 0.555% and to pay par in
                                        event of default of underlying entities
                                        of CDX.NA.IG.9

     10,000,000      USD   3/20/2018    Agreement with Goldman Sachs                    (39,013)
                                        International, dated 09/19/2008 to pay
                                        the notional amount multiplied by
                                        1.650% and to receive the notional
                                        amount multiplied by CSX Corporation.

      7,500,000      USD   3/20/2018    Agreement with Bank of America, N.A.,           953,772
                                        dated 10/26/2007 to receive quarterly
                                        the notional amount multiplied by
                                        1.227% and to pay par in the events of
                                        default of Health Care Property
                                        Investors, Inc.

      5,000,000      USD   3/20/2018    Agreement with Citibank N.A., New York          (70,731)
                                        dated 09/17/2008 to pay quarterly the
                                        notional amount multiplied by 1.200%
                                        and to receive par in event of default
                                        of underlying entities of Kraft Foods,
                                        Inc.

     10,000,000      USD   3/20/2018    Agreement with Bank of America, N.A.,           430,625
                                        dated 01/09/2008 to pay quarterly the
                                        notional amount multiplied by 1.834% and
                                        to receive par in the events of default
                                        of Con-Way, Inc.

      5,000,000      USD   3/20/2018    Agreement with Morgan Stanley Capital          (167,499)
                                        Services, Inc., dated 01/14/2008 to pay
                                        quarterly the notional amount
                                        multiplied by 1.20% and to receive par
                                        in the events of default of Target
                                        Corporation.

      5,000,000      USD   3/20/2018    Agreement with JP Morgan Chase Bank,            311,024
                                        N.A., dated 02/05/2008 to pay quarterly
                                        the notional amount multiplied by
                                        1.050% and to receive par in the events
                                        of default of underlying entity of GATX
                                        Corporation.

        300,000      USD   12/17/2018   Interest Rate Swap Agreement with               (11,669)
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 06/03/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and to receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA Rate.

        800,000      USD   12/17/2018   Interest Rate Swap Agreement with          $    (31,118)
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 06/06/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and to receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA Rate.

      1,100,000      USD   12/17/2018   Interest Rate Swap Agreement with               (42,787)
                                        Goldman Sachs International., dated
                                        09/08/2008 to pay semi-annually the
                                        notional amount multiplied by 5.000%
                                        and to receive semi-annually the
                                        notional amount multiplied by 3 months
                                        USD-Libor-BBA.

    434,700,000      USD   12/17/2023   Interest Rate Swap Agreement with           (16,386,651)
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 06/09/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and to receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA Rate.

     88,200,000      USD   12/17/2023   Interest Rate Swap Agreement with            (3,324,828)
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 06/11/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and to receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA Rate.

      5,400,000      USD   12/17/2028   Interest Rate Swap Agreement with              (210,228)
                                        Goldman Sachs International., dated
                                        09/08/2008 to pay semi-annually the
                                        notional amount multiplied by 5.000%
                                        and to receive semi-annually the
                                        notional amount multiplied by 3 months
                                        USD-Libor-BBA.

     77,900,000      USD   12/17/2028   Interest Rate Swap Agreement with            (3,032,740)
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 06/04/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and to receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA Rate.

     21,800,000      USD   12/17/2028   Interest Rate Swap Agreement with Bank         (848,700)
                                        of America, N.A., dated 06/04/2008 to
                                        pay semi-annually the notional amount
                                        multiplied by 5.000% and to receive
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA
                                        Rate.

     17,000,000      USD   12/17/2028   Interest Rate Swap Agreement with              (661,830)
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 06/04/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and to receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA Rate.

     13,900,000      USD   12/17/2028   Interest Rate Swap Agreement with JP           (541,143)
                                        Morgan Chase Bank, N.A., dated
                                        06/04/2008 to pay semi-annually the
                                        notional amount multiplied by 5.000%
                                        and to receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA Rate.

     22,500,000      USD   6/20/2037    Interest Rate Swap Agreement with               830,250
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 11/29/2006 to receive the
                                        notional amount and to pay
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA.

      3,000,000      USD   8/25/2037    Agreement with Citibank, N.A., dated         (2,655,000)
                                        11/01/2007 to receive quarterly the
                                        notional amount multiplied by 0.15% and
                                        to pay par in the events of default of
                                        underlying entity of ABX.HE.AA.

     10,100,000      USD   12/17/2038   Interest Rate Swap Agreement with          $   (473,698)
                                        Merrill Lynch Capital Services, Inc.
                                        dated 06/02/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA.

    149,900,000      USD   12/17/2038   Interest Rate Swap Agreement with            (7,030,431)
                                        Morgan Stanley Capital Services, Inc.
                                        dated 06/03/2008 to pay semi-annually
                                        the notional amount multiplied by
                                        5.000% and receive semi-annually the
                                        notional amount multiplied by 3 month
                                        USD-LIBOR-BBA.

     37,900,000      USD   12/17/2038   Interest Rate Swap Agreement with            (1,777,541)
                                        Citibank, N.A. dated 06/04/2008 to pay
                                        semi-annually the notional amount
                                        multiplied by 5.000% and receive
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA.

     68,900,000      USD   12/17/2038   Interest Rate Swap Agreement with Bank       (3,231,466)
                                        of America, N.A. dated 06/05/2008 to
                                        pay semi-annually the notional amount
                                        multiplied by 5.000% and receive
                                        semi-annually the notional amount
                                        multiplied by 3 month USD-LIBOR-BBA.

      2,850,000      USD   7/25/2045    Agreement with Merrill Lynch                 (2,223,000)
                                        International, dated 07/12/07 to pay
                                        quarterly the notional amount
                                        multiplied by 0.54% and to receive par
                                        in event of default of underlying
                                        sovereign entities of the
                                        ABX.HE.A.06-01.

      3,500,000      USD   12/13/2049   Agreement with Morgan Stanley Capital          (354,152)
                                        Services, Inc., dated 02/14/2008 to
                                        receive quarterly the notional amount
                                        multiplied by 0.080% and to pay par in
                                        event of default of underlying entities
                                        of the CMBX.NA.AAA.3.

     90,600,000      AUD   9/15/2009    Interest Rate Swap Agreement with               379,434
                                        Citibank, N.A., dated 12/07/2007 to
                                        receive semi-annually the notional
                                        amount multiplied by 7.00% and to pay
                                        the notional amount multiplied by 6
                                        month AUD-BBR-BBSW.

    289,300,000      AUD   6/15/2010    Interest Rate Swap Agreement with             2,052,900
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 08/10/2007 to receive
                                        semi-annually the notional amount
                                        multiplied by 7.00% and to pay the
                                        notional amount multiplied by 6 month
                                        AUD-BBR-BBSW.

     50,600,000      BRL    1/4/2010    Interest Rate Swap Agreement with              (339,195)
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 12/13/07 to receive annually the
                                        notional amount multiplied by 12.67%
                                        and pay semi-annually multiplied by the
                                        BRL PTAX (BRL09).

    295,300,000      BRL    1/2/2012    Interest Rate Swap Agreement with           (14,959,383)
                                        Morgan Stanley Capital Services, Inc.
                                        dated 05/16/07 to receive annually the
                                        notional amount multiplied by 10.115%
                                        and pay semi-annually multiplied by the
                                        BRL PTAX (BRL09).

     80,800,000      BRL    1/2/2012    Interest Rate Swap Agreement with            (1,245,025)
                                        Merrill Lynch Capital Services, Inc.
                                        dated 12/21/07 to receive annually the
                                        notional amount multiplied by 12.54%
                                        and pay semi-annually multiplied by the
                                        BRL PTAX (BRL09).

    251,200,000      BRL    1/2/2012    Agreement with Morgan Stanley Capital        (1,683,911)
                                        Services, Inc., dated 12/04/2007 to pay
                                        per Annum the notional amount
                                        multiplied by 12.540% and to receive
                                        par in event of default of underlying
                                        sovereign entities of Pacific
                                        Investment Management Company LLC

     90,500,000      BRL    1/2/2012    Agreement with Morgan Stanley Capital      $ (1,394,489)
                                        Services, Inc., dated 12/13/2007 to pay
                                        per Annum the notional amount
                                        multiplied by 12.670% and to receive
                                        par in event of default of underlying
                                        entities of Pacific Investment
                                        Management Company LLC

     10,400,000      EUR   3/15/2012    Interest Rate Swap Agreement with J.P.         (414,413)
                                        Morgan Chase Bank dated 03/21/2007 to
                                        receive annually the notional amount
                                        multiplied by ([1+1.9475%)^5] - 1)*
                                        Notional and pay annually notional
                                        amount multiplied [(FRCPxtob End
                                        Index/FRCPxtob Start Index) -
                                        1]*Notional .

      1,700,000      EUR   4/10/2012    Interest Rate Swap Agreement with J.P.          (72,025)
                                        Morgan Chase Bank dated 03/13/2007 to
                                        receive annually the notional amount
                                        multiplied by ([1+1.9475%)^5] - 1)*
                                        Notional and pay annually notional
                                        amount multiplied [(Index Final/Index
                                        Initial) - 1].

      2,800,000      EUR   7/11/2037    Interest Rate Swap Agreement with              (278,823)
                                        Citibank, N.A., dated 07/09/2007 to
                                        receive annually the notional amount
                                        multiplied by 5.00% and pay annually
                                        the notional amount multiplied by 6
                                        month EUR -EURIBOR-Telerate.

      2,400,000      EUR   9/17/2038    Interest Rate Swap Agreement with JP           (253,385)
                                        Morgan Chase Bank, N.A., dated
                                        04/02/2008 to pay annually the notional
                                        amount multiplied by 5.000% and to
                                        receive annually the notional amount
                                        multiplied by 6 month
                                        EUR-EURIBOR-Reuters Rate.

    346,000,000      GBP   9/18/2009    Agreement with Morgan Stanley Capital         2,878,731
                                        Services, Inc., dated 07/27/2007 to pay
                                        6 Months) the notional amount
                                        multiplied by 6.000% and to receive par
                                        in event of default of underlying
                                        sovereign entities of HRP8E

     11,100,000      GBP   9/15/2013    Interest Rate Swap Agreement with               (30,420)
                                        Morgan Stanley Capital Services, Inc.,
                                        dated 09/15/2008 to receive
                                        semi-annually the notional amount
                                        multiplied by 5.100% and to pay
                                        semi-annually the notional amount
                                        multiplied by 6 months GBP-Libor-BBA.

      6,300,000      GBP   3/18/2014    Interest Rate Swap Agreement with                99,923
                                        Goldman Sachs International., dated
                                        09/24/2008 to receive semi-annually the
                                        notional amount multiplied by 5.250%
                                        and to pay semi-annually the notional
                                        amount multiplied by 6 months
                                        GBP-Libor-BBA.

      2,600,000      GBP   3/18/2014    Interest Rate Swap Agreement with                41,238
                                        Goldman Sachs International., dated
                                        09/24/2008 to receive semi-annually the
                                        notional amount multiplied by 5.250%
                                        and to pay semi-annually the notional
                                        amount multiplied by 6 months
                                        GBP-Libor-BBA.

     16,200,000      GBP   6/15/2016    Interest Rate Swap Agreement with              (167,785)
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 11/15/2005 to receive
                                        semi-annually the notional amount
                                        multiplied by 5.00% and to pay
                                        semi-annually the notional amount
                                        multiplied by the 6 month
                                        GBP-LIBOR-BBA.

        700,000      GBP   6/18/2034    Interest Rate Swap Agreement with               (87,569)
                                        Morgan Stanley Capital Services, Inc.
                                        dated  11/23/2005to receive
                                        semi-annually the notional amount
                                        multiplied by 5.00% and pay
                                        semi-annually multiplied by the 6 month
                                        GBP-LIBOR-BBA.

     14,100,000      GBP   6/18/2034    Interest Rate Swap Agreement with          $ (1,774,484)
                                        Merrill Lynch Capital Services, Inc.,
                                        dated 11/15/2005 to receive
                                        semi-annually the notional amount
                                        multiplied by the 6 month GBP-LIBOR-BBA
                                        and pay semi-annually the notional
                                        amount multiplied by 5.00%

     45,100,000      GBP   12/15/2035   Interest Rate Swap Agreement with             1,181,103
                                        Morgan Stanley Capital Services, Inc.
                                        dated 11/3/2005 to receive semi-annually
                                        the notional amount multiplied by 6
                                        month GBP-LIBOR-BBA and to pay
                                        semi-annually notional amount
                                        multiplied by 4.00%.                       ------------
                                                                                   $ (8,232,738)
                                                                                   ============

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
USD - United States Dollar

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES        VALUE
--------------------                                                        ----------   -----------
COMMON STOCKS -- 91.6%
AEROSPACE & DEFENSE -- 3.2%
General Dynamics Corp.                                                           8,379   $   616,862
Honeywell International, Inc.                                                    1,994        82,851
United Technologies Corp.                                                       10,822       649,969
                                                                                         -----------
                                                                                           1,349,682
                                                                                         -----------
AUTO COMPONENTS -- 2.1%
BorgWarner, Inc.                                                                 3,239       106,142
Johnson Controls, Inc.                                                          25,406       770,564
                                                                                         -----------
                                                                                             876,706
                                                                                         -----------
BEVERAGES -- 2.5%
Coca-Cola Co.                                                                    6,120       323,626
PepsiCo, Inc.                                                                   10,349       737,573
                                                                                         -----------
                                                                                           1,061,199
                                                                                         -----------
CAPITAL MARKETS -- 1.8%
Bank of New York Mellon Corp.                                                    4,485       146,122
Franklin Resources, Inc.                                                         2,794       246,235
T. Rowe Price Group, Inc.                                                        7,186       385,960
                                                                                         -----------
                                                                                             778,317
                                                                                         -----------
CHEMICALS -- 2.7%
Air Products & Chemicals, Inc.                                                   3,329       228,003
Dow Chemical Co. (The)                                                           8,494       269,939
E.I. du Pont de Nemours & Co.                                                    7,198       290,080
Ecolab, Inc.                                                                     4,416       214,264
Praxair, Inc.                                                                    1,986       142,476
                                                                                         -----------
                                                                                           1,144,762
                                                                                         -----------
COMMERCIAL BANKS -- 4.1%
SunTrust Banks, Inc.                                                             7,737       348,088
U.S. Bancorp                                                                    16,462       592,961
Wells Fargo & Co.                                                               16,363       614,104
Zions Bancorporation                                                             5,136       198,763
                                                                                         -----------
                                                                                           1,753,916
                                                                                         -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
Cisco Systems, Inc. *                                                           12,003       270,788
Corning, Inc.                                                                    6,477       101,300
Nokia Oyj (ADR)                                                                 24,456       456,104
                                                                                         -----------
                                                                                             828,192
                                                                                         -----------
COMPUTERS & PERIPHERALS -- 2.6%
Dell, Inc. *                                                                    12,308       202,836
EMC Corp. *                                                                      9,134       109,242
Hewlett-Packard Co.                                                             16,958       784,138
                                                                                         -----------
                                                                                           1,096,216
                                                                                         -----------
CONSUMER FINANCE -- 0.6%
American Express Co.                                                             7,396       262,040
                                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Bank of America Corp.                                                            6,545       229,075
JPMorgan Chase & Co.                                                             3,149       147,058
                                                                                         -----------
                                                                                             376,133
                                                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%
AT&T, Inc.                                                                      17,562       490,331
Verizon Communications, Inc.                                                     6,678       214,297
Windstream Corp.                                                                 5,713        62,500
                                                                                         -----------
                                                                                             767,128
                                                                                         -----------

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

ELECTRIC UTILITIES -- 1.0%
FirstEnergy Corp.                                                                  993   $    66,521
PPL Corp.                                                                        1,366        50,569
Southern Co.                                                                     8,039       302,990
                                                                                         -----------
                                                                                             420,080
                                                                                         -----------
ELECTRICAL EQUIPMENT -- 1.1%
Emerson Electric Co.                                                             7,393       301,560
Rockwell Automation, Inc.                                                        4,337       161,944
                                                                                         -----------
                                                                                             463,504
                                                                                         -----------
FOOD & STAPLES RETAILING -- 2.8%
CVS Caremark Corp.                                                               7,784       262,009
Sysco Corp.                                                                     11,696       360,588
Walgreen Co.                                                                    18,333       567,590
                                                                                         -----------
                                                                                           1,190,187
                                                                                         -----------
FOOD PRODUCTS -- 6.7%
Campbell Soup Co.                                                               11,863       457,912
General Mills, Inc.                                                              6,433       442,076
H.J. Heinz Co.                                                                  10,109       505,147
Hershey Co. (The)                                                               12,283       485,670
Kellogg Co.                                                                      4,202       235,732
Kraft Foods, Inc. - Class A                                                     16,385       536,609
Nestle S.A.                                                                      3,960       172,058
                                                                                         -----------
                                                                                           2,835,204
                                                                                         -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.1%
Becton, Dickinson & Co.                                                         10,375       832,698
C.R. Bard, Inc.                                                                  6,090       577,758
Medtronic, Inc.                                                                  7,219       361,672
St. Jude Medical, Inc. *                                                        10,135       440,771
Zimmer Holdings, Inc. *                                                          5,724       369,541
                                                                                         -----------
                                                                                           2,582,440
                                                                                         -----------
HOUSEHOLD PRODUCTS -- 1.9%
Clorox Co.                                                                       1,979       124,064
Colgate-Palmolive Co.                                                            9,169       690,884
                                                                                         -----------
                                                                                             814,948
                                                                                         -----------
INDUSTRIAL CONGLOMERATES -- 1.3%
3M Co.                                                                           4,225       288,610
General Electric Co.                                                            10,022       255,561
                                                                                         -----------
                                                                                             544,171
                                                                                         -----------
INSURANCE -- 2.7%
Aflac, Inc.                                                                      1,500        88,125
Chubb Corp. (The)                                                               19,720     1,082,628
                                                                                         -----------
                                                                                           1,170,753
                                                                                         -----------
IT SERVICES -- 1.6%
Automatic Data Processing, Inc.                                                  6,832       292,068
DST Systems, Inc. *                                                              3,813       213,490
Fiserv, Inc. *                                                                   3,703       175,226
                                                                                         -----------
                                                                                             680,784
                                                                                         -----------
MACHINERY -- 4.5%
Caterpillar, Inc.                                                                7,084       422,206
Deere & Co.                                                                     10,559       522,671
Illinois Tool Works, Inc.                                                        2,204        97,968
PACCAR, Inc.                                                                    19,646       750,281
Parker Hannifin Corp.                                                            2,477       131,281
                                                                                         -----------
                                                                                           1,924,407
                                                                                         -----------

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

MEDIA -- 4.2%
McGraw-Hill Cos., Inc. (The)                                                    20,503   $   648,100
Reed Elsevier N.V. (ADR)                                                        30,651       910,334
Walt Disney Co. (The)                                                            7,159       219,710
                                                                                         -----------
                                                                                           1,778,144
                                                                                         -----------
METALS & MINING -- 3.8%
Alcoa, Inc.                                                                     18,402       415,517
Freeport-McMoRan Copper & Gold, Inc.                                             4,414       250,936
Rio Tinto Plc (ADR)                                                              2,664       664,668
Teck Cominco, Ltd. - Class B                                                     6,759       196,822
Xstrata Plc                                                                      3,149        97,607
                                                                                         -----------
                                                                                           1,625,550
                                                                                         -----------
MULTI-UTILITIES -- 0.4%
Public Service Enterprise Group, Inc.                                            4,932       161,720
                                                                                         -----------
MULTILINE RETAIL -- 3.1%
J.C. Penney Co., Inc.                                                            6,951       231,746
Nordstrom, Inc.                                                                 12,338       355,581
Target Corp.                                                                    14,858       728,785
                                                                                         -----------
                                                                                           1,316,112
                                                                                         -----------
OFFICE ELECTRONICS -- 1.1%
Canon, Inc. (ADR)                                                               12,590       475,273
                                                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 7.9%
Apache Corp.                                                                     7,499       781,996
Chevron Corp.                                                                   16,569     1,366,611
Exxon Mobil Corp.                                                                6,640       515,662
Marathon Oil Corp.                                                              10,300       410,661
Royal Dutch Shell Plc (ADR)                                                      4,473       263,952
                                                                                         -----------
                                                                                           3,338,882
                                                                                         -----------
PERSONAL PRODUCTS -- 0.3%
Estee Lauder Cos., Inc. (The) - Class A                                          3,045       151,976
                                                                                         -----------
PHARMACEUTICALS -- 6.8%
Abbott Laboratories                                                              9,967       573,900
Barr Pharmaceuticals, Inc. *                                                     6,678       436,074
Eli Lilly & Co.                                                                  6,471       284,918
Merck & Co., Inc.                                                                5,862       185,005
Pfizer, Inc.                                                                    18,448       340,181
Roche Holding AG (ADR)                                                           5,174       402,614
Schering-Plough Corp.                                                           23,464       433,380
Teva Pharmaceutical Industries, Ltd. (ADR)                                       4,889       223,867
                                                                                         -----------
                                                                                           2,879,939
                                                                                         -----------
ROAD & RAIL -- 5.1%
Burlington Northern Santa Fe Corp.                                               4,994       461,595
Canadian National Railway Co.                                                    8,272       395,650
Norfolk Southern Corp.                                                          19,715     1,305,330
                                                                                         -----------
                                                                                           2,162,575
                                                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.5%
Applied Materials, Inc.                                                         16,234       245,620
Intel Corp.                                                                     23,245       435,379
Texas Instruments, Inc.                                                         18,271       392,827
                                                                                         -----------
                                                                                           1,073,826
                                                                                         -----------
SOFTWARE -- 0.8%
Adobe Systems, Inc. *                                                            8,175       322,667
                                                                                         -----------
SPECIALTY RETAIL -- 1.2%
Lowe's Cos., Inc.                                                               15,137       358,596

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                        PAR AMOUNT      VALUE
--------------------                                                        ----------   -----------
Staples, Inc.                                                                    6,560   $   147,600
                                                                                         -----------
                                                                                             506,196
                                                                                         -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. *                                                                    9,256       231,770
                                                                                         -----------
Total Common Stocks
   (Cost $33,493,503)                                                                     38,945,399
                                                                                         -----------
SHORT-TERM INVESTMENT -- 7.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 9/30/08 at
   0.300% to be repurchased at $3,222,027 on 10/01/08 collateralized by
   $3,290,000 FHLB at 2.428% due 01/13/10 with a value of $3,286,710.
   (Cost -- $3,222,000)                                                     $3,222,000     3,222,000
                                                                                         -----------
TOTAL INVESTMENTS -- 99.2% (Cost $36,715,503#)                                            42,167,399
                                                                                         -----------
Other Assets and Liabilities (net) -- 0.8%                                                   320,664
                                                                                         -----------
TOTAL NET ASSETS -- 100.0%                                                               $42,488,063
                                                                                         ===========

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,051,824 and $2,599,928 respectively, resulting in a net unrealized appreciation of $5,451,896.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $41,995,340          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS         172,059           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                             $42,167,399          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

                                                                                                  PAR
SECURITY DESCRIPTION                                                                             AMOUNT          VALUE
--------------------                                                                          ------------   ------------
MUNICIPALS -- 0.7%
CALIFORNIA -- 0.3%
California State University Revenue, Systemwide - Series A 5.000%, due 11/01/39               $  1,305,000   $  1,199,217
                                                                                                             ------------
CONNECTICUT -- 0.3%
Connecticut State Health & Educational, Facility Authority Revenue, Yale University -
   Series Z-1 5.000%, due 07/01/42                                                               1,250,000      1,187,500
                                                                                                             ------------
NEW JERSEY -- 0.1%
New Jersey Economic Development Authority, Special Facilities Revenue,
   Continental Airlines, Inc., Project 6.250%, due 09/15/29                                        430,000        326,546
                                                                                                             ------------
Total Municipals
   (Cost $2,837,712)                                                                                            2,713,263
                                                                                                             ------------
ASSET-BACKED SECURITIES -- 7.8%
ACE Securities Corp. 3.807%, due 12/25/34 (a)                                                      502,972        369,506
Adjustable Rate Mortgage Trust 3.597%, due 06/25/35 (a)                                            760,000        492,961
Aegis Asset Backed Securities Trust 5.682%, due 01/25/34 (a)                                       150,000         87,666
American Tower Trust 5.957%, due 04/15/37 (144A) (b)                                               450,000        403,277
Ameriquest Mortgage Securities, Inc. 6.757%, due 10/25/33 (a)                                       25,000         14,157
Asset Backed Securities Corp. Home Equity 3.647%, due 04/25/35 (a)                                 147,000        120,622
Carrington Mortgage Loan Trust 3.307%, due 10/25/36 (a)                                            770,000        704,235
Chase Mortgage Finance Corp. 5.500%, due 05/25/37                                                1,591,780      1,578,450
Citigroup Mortgage Loan Trust, Inc. 3.357%, due 08/25/36 (a)                                       615,052        535,341
Conseco Finance Securitizations Corp.
   6.910%, due 05/01/33                                                                              4,085          3,846
   7.360%, due 09/01/33                                                                              2,971          2,791
   6.681%, due 12/01/33                                                                            153,575        147,458
Continental Airlines, Inc. 8.499%, due 05/01/11                                                    309,430        295,506
Countrywide Alternative Loan Trust 3.557%, due 09/25/35 (a)                                        366,570        232,498
Countrywide Asset-Backed Certificates
   3.627%, due 08/25/35 (a)                                                                      1,178,000      1,085,088
   3.717%, due 11/25/35 (a)                                                                        645,000        593,190
   3.387%, due 07/25/36 (a)                                                                        255,263        228,755
Countrywide Home Loan Mortgage Pass Through Trust 5.381%, due 09/25/33 (a)                          24,195         23,739
CS First Boston Mortgage Securities Corp.
   6.122%, due 04/15/37 (144A)(c)                                                                   70,000         47,400
   3.857%, due 09/25/34 (a)                                                                        183,017        152,135
Dominos Pizza Master Issuer LLC 7.629%, due 04/25/37 (144A) (b)                                  1,365,000        914,550
Downey Savings & Loan Association Mortgage Loan Trust 3.400%, due 10/19/45 (a)                     627,176        290,159
FBR Securitization Trust
   3.497%, due 09/25/35 (a)                                                                      1,096,200      1,015,306
   3.557%, due 10/25/35 (a)                                                                        257,000        179,067
First Franklin Mortgage Loan Asset Backed Certificates 3.747%, due 09/25/34 (a)                     76,107         64,632
Fremont Home Loan Trust 3.317%, due 02/25/36 (a)                                                   325,472        310,106
Gazprom International S.A. 7.201%, due 02/01/20 (144A) (b)                                         966,010        873,525
Global Signal Trust
   6.376%, due 12/15/14 (144A)(b)                                                                  560,000        544,841
   7.036%, due 02/15/36 (144A)(b)                                                                  275,000        265,805
Green Tree Financial Corp. 7.860%, due 03/01/30                                                    161,182        137,649
Greenpoint Manufactured Housing 8.450%, due 06/20/31                                               201,750        181,455
GSAMP Trust
   3.637%, due 03/25/35 (a)                                                                        443,830        404,564
   3.467%, due 11/25/35 (a)                                                                        442,430        420,251
   3.627%, due 11/25/35 (a)                                                                      1,355,000        999,811
   3.337%, due 01/25/37 (a)                                                                        330,000        285,836
Harborview Mortgage Loan Trust 3.240%, due 11/19/36 (a)                                            707,627        425,416
Impac CMB Trust
   3.847%, due 09/25/34 (a)                                                                        170,800        140,775

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   3.607%, due 10/25/35 (a)                                                                   $    459,924   $    371,266
Impac Secured Assets Corp. 3.557%, due 05/25/36 (a)                                                604,098        521,789
Indymac Index Mortgage Loan Trust 3.807%, due 04/25/34 (a)                                          53,699         42,833
JP Morgan Alternative Loan Trust 6.000%, due 03/25/36                                              981,842        891,282
JP Morgan Mortgage Trust 6.000%, due 09/25/34                                                    1,354,975      1,170,125
Lehman XS Trust 3.557%, due 12/25/35 (a)                                                           928,417        443,676
LNR CDO, Ltd. 5.926%, due 07/24/37 (144A) (a) (b)                                                  215,000         96,750
Luminent Mortgage Trust 3.467%, due 07/25/36 (a)                                                   851,934        254,321
Madison Avenue Manufactured Housing Contract Trust 6.457%, due 03/25/32 (a)                        250,000        113,046
MASTER Alternative Loans Trust 6.000%, due 07/25/34                                              1,603,751      1,224,200
Master Asset Backed Securities Trust 6.707%, due 12/25/32 (a)                                       41,270         11,743
Merrill Lynch Mortgage Investors Trust 3.367%, due 03/25/37 (a)                                    525,000        411,970
PF Export Receivables Master Trust 6.436%, due 06/01/15 (144A) (b)                                 544,682        537,715
Power Receivables Finance LLC 6.290%, due 01/01/12 (144A) (b)                                      562,219        582,166
Residential Asset Mortgage Products, Inc. 3.407%, due 03/25/36 (a)                                 425,667        389,393
Residential Asset Securities Corp. 3.647%, due 08/25/35 (a)                                        450,000        335,676
Residential Funding Mortgage Securities I 5.500%, due 11/25/35                                     874,861        813,668
Sasco Net Interest Margin Trust 0.000%, due 05/27/33 (144A) (c)                                     47,105              5
SBA CMBS Trust 6.904%, due 11/15/36 (144A) (b)                                                     420,000        380,294
Structured Asset Mortgage Investments, Inc. 3.517%, due 09/25/45 (a)                               311,050        199,228
Tengizchevroil Finance Co. SARL 6.124%, due 11/15/14 (144A) (b)                                  1,156,152        930,703
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37 (144A) (c)                         100,000         70,000
Timberstar Trust
   5.668%, due 10/15/36 (144A)(b)                                                                  500,000        471,816
   7.530%, due 10/15/36 (144A)(b)                                                                1,305,000        921,707
WaMu Mortgage Pass Through Certificates
   2.890%, due 10/25/44 (a)                                                                        185,672        144,489
   3.437%, due 04/25/45 (a)                                                                        992,845        651,303
   3.687%, due 07/25/45 (a)                                                                        259,296        103,144
Wells Fargo Mortgage Backed Securities Trust 5.000%,  due 11/25/20- 03/25/21                     2,321,012      2,132,598
                                                                                                             ------------
Total Asset-Backed Securities
   (Cost $31,813,357)                                                                                          28,789,275
                                                                                                             ------------
DOMESTIC BONDS & DEBT SECURITIES -- 44.4%
AEROSPACE & DEFENSE -- 0.4%
Aeroflex, Inc. 11.750%, due 02/15/15 (144A) (b)                                                    400,000        338,000
BE Aerospace, Inc. 8.500%, due 07/01/18                                                            895,000        870,387
L-3 Communications Corp. 6.125%, due 01/15/14                                                      400,000        372,000
                                                                                                             ------------
                                                                                                                1,580,387
                                                                                                             ------------
AUTO COMPONENTS -- 1.2%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A) (b) (d)                                    695,000        608,125
Cooper-Standard Automotive, Inc. 7.000%, due 12/15/12 (d)                                        1,055,000        854,550
Lear Corp. 8.750%, due 12/01/16 (d)                                                              1,110,000        777,000
Tenneco, Inc. 8.625%, due 11/15/14 (d)                                                           1,145,000        916,000
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (b)                                             1,490,000      1,184,550
                                                                                                             ------------
                                                                                                                4,340,225
                                                                                                             ------------
BEVERAGES -- 0.5%
Argentine Beverages Financial 7.375%, due 03/22/12 (144A) (b)                                       32,800         32,216
Companhia de Bebidas das Americas 10.500%, due 12/15/11                                            600,000        644,250
Constellation Brands, Inc. 8.375%, due 12/15/14                                                  1,240,000      1,233,800
                                                                                                             ------------
                                                                                                                1,910,266
                                                                                                             ------------
BIOTECHNOLOGY -- 0.4%
Biogen Idec, Inc. 6.000%, due 03/01/13                                                           1,640,000      1,620,886
                                                                                                             ------------
BUILDING PRODUCTS -- 0.0%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A) (b) (e)                                    150,266        113,826
                                                                                                             ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

CHEMICALS -- 1.9%
Agrium, Inc. 6.750%, due 01/15/19                                                             $  1,950,000   $  1,914,405
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (b)                                            795,000        361,725
Georgia Gulf Corp. 9.500%, due 10/15/14 (d)                                                      1,655,000      1,026,100
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A) (m) (b)                                       890,000        667,310
Kronos International, Inc. 6.500%,  due 04/15/13 (m)                                               855,000        679,901
LPG International, Inc. 7.250%, due 12/20/15                                                       400,000        385,520
Nell AF SARL 8.375%, due 08/15/15 (144A) (m) (b)                                                   430,000        275,485
NGPL PipeCo LLC 6.514%, due 12/15/12 (144A) (b)                                                  1,140,000      1,142,884
Phibro Animal Health Corp. 10.000%, due 08/01/13 (144A) (b)                                        580,000        559,700
                                                                                                             ------------
                                                                                                                7,013,030
                                                                                                             ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.3%
Aleris International, Inc.
   10.000%, due 12/15/16 (d)                                                                       200,000        125,000
   9.000%, due 12/15/14 (e)                                                                        355,000        218,325
American Rock Salt Co. LLC 9.500%, due 03/15/14                                                    280,000        289,800
Clean Harbors, Inc. 11.250%, due 07/15/12                                                          140,000        144,550
FTI Consulting, Inc. 7.750%, due 10/01/16                                                          600,000        612,750
GC Impsat Holdings I Plc 9.875%, due 02/15/17 (144A) (b)                                         1,030,000        932,150
Intergen N.V. 9.000%, due 06/30/17 (144A) (b)                                                    1,465,000      1,472,325
Rural/Metro Corp. 9.875%, due 03/15/15                                                             875,000        748,125
Scientific Games Corp. 7.875%, due 06/15/16 (144A) (b)                                             435,000        416,512
                                                                                                             ------------
                                                                                                                4,959,537
                                                                                                             ------------
COMMERCIAL BANKS -- 2.9%
ALB Finance B.V. 9.250%, due 09/25/13 (b)                                                          400,000        208,000
Alfa Diversified Payment Rights Finance Co. 4.719%, due 12/15/11 (144A) (a) (b)                    747,500        635,412
American Express Bank FSB S.A. 5.500%, due 04/16/13(144A)                                          300,000        274,836
ATF Bank 9.250%, due 04/12/12 (144A) (b)                                                           455,000        334,425
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (b) (d)                                               525,000        389,813
Banco Macro S.A. 10.750%, due 06/07/12                                                             400,000        248,000
CoBank AB 7.875%, due 04/16/18 (144A) (b)                                                          385,000        371,372
Goldman Sachs Capital II 5.793%, due 12/29/49                                                    2,585,000      1,136,392
Kazkommerts International B.V. 8.000%, due 11/03/15 (144A) (b)                                     505,000        305,525
Keycorp 6.500%, due 05/14/13                                                                       315,000        226,965
Korea Development Bank 5.300%, due 01/17/13 (d)                                                    410,000        407,625
Mid-State Trust 7.540%, due 02/15/36                                                                59,446         53,419
PNC Bank NA 6.000%, due 12/07/17 (d)                                                               415,000        376,817
PNC Financial Services Group, Inc. 8.250%, due 05/29/49                                          1,050,000        984,081
Redwood Capital X, Ltd.
   6.391%, due 01/09/09 (144A)(a) (b)                                                              250,000        249,400
   7.441%, due 01/09/09 (144A)(a) (b)                                                              250,000        250,050
   7.541%, due 01/09/09 (144A)(a) (b)                                                              250,000        249,500
Russian Standard Finance S.A. 7.500%, due 10/07/10 (144A) (b)                                      415,000        291,538
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (b)                          1,150,000        833,750
Sibacademfinance Plc
   9.000%, due 05/12/09 (144A)(b)                                                                  700,000        702,349
   7.000%, due 05/21/10 (m)                                                                        255,000        281,856
Sovereign Bank 8.750%, due 05/30/18                                                                930,000        636,592
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A) (b)                                             600,000        375,000
Wells Fargo Capital XV 9.750%, due 12/31/49                                                        550,000        534,013
Zions Bancorporation 6.000%, due 09/15/15                                                          510,000        308,585
                                                                                                             ------------
                                                                                                               10,665,315
                                                                                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
MasTec, Inc. 7.625%, due 02/01/17                                                                1,010,000        858,500
                                                                                                             ------------
COMPUTERS & PERIPHERALS -- 0.3%
SunGard Data Systems, Inc. 10.250%, due 08/15/15 (d)                                             1,390,000      1,212,775
                                                                                                             ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

CONSTRUCTION & ENGINEERING -- 0.3%
Dycom Industries, Inc. 8.125%, due 10/15/15                                                   $    930,000   $    823,050
Esco Corp. 6.694%, due 12/15/13 (144A) (a) (b)                                                     325,000        300,625
                                                                                                             ------------
                                                                                                                1,123,675
                                                                                                             ------------
CONSTRUCTION MATERIALS -- 0.6%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (b) (d)                                        1,023,000        949,880
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (b) (d)                                           610,000        571,948
U.S. Concrete, Inc. 8.375%, due 04/01/14 (d)                                                       840,000        659,400
                                                                                                             ------------
                                                                                                                2,181,228
                                                                                                             ------------
CONSUMER FINANCE -- 0.3%
Ford Motor Credit Co. LLC 5.700%, due 01/15/10                                                     830,000        635,818
SLM Corp. 4.000%, due 07/25/14 (a)                                                                 775,000        389,771
                                                                                                             ------------
                                                                                                                1,025,589
                                                                                                             ------------
CONTAINERS & PACKAGING -- 0.4%
AEP Industries, Inc. 7.875%, due 03/15/13 (d)                                                      452,000        341,260
Consol Glass, Ltd. 7.625%, due 04/15/14 (144A) (b) (m)                                             285,000        276,893
Graphic Packaging International Corp. 9.500%, due 08/15/13 (d)                                     890,000        809,900
                                                                                                             ------------
                                                                                                                1,428,053
                                                                                                             ------------
DISTRIBUTORS -- 0.3%
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)                                                   985,000        940,675
                                                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
American General Finance Corp. 6.900%, due 12/15/17                                              1,285,000        596,622
Atlas Reinsurance Plc 15.197%, due 01/10/11 (144A) (b) (m)                                         250,000        354,653
Blue Fin, Ltd. 7.189%, due 04/10/12 (144A) (a) (b)                                                 250,000        243,325
CIT Group, Inc. 7.625%, due 11/30/12                                                             1,515,000        961,822
Eurus, Ltd. 9.043%, due 04/08/09 (144A) (a) (b)                                                    300,000        296,130
FireKeepers Development Authority 13.875%, due 05/01/15 (144A) (b) (d)                             520,000        460,200
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (b)                                             1,010,000        954,447
Green Valley, Ltd. 8.562%, due 01/10/11 (144A) (a) (b) (m)                                         250,000        350,886
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14                                  360,000        351,000
International Lease Finance Corp.
   6.375%, due 03/25/13                                                                            750,000        474,045
   6.625%, due 11/15/13                                                                            265,000        162,606
Mellon Funding Corp. 5.500%, due 11/15/18                                                          705,000        545,827
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13                                                     950,000        856,582
Morgan Stanley 6.625%, due 04/01/18                                                              1,830,000      1,212,951
Muteki, Ltd. 7.204%, due 05/24/11 (144A) (a) (b)                                                   460,000        457,930
NCO Group, Inc. 7.679%, due 11/15/13 (a)                                                         1,980,000      1,623,600
Prudential Financial, Inc. 5.150%, due 01/15/13                                                  1,010,000        956,101
Residential Reinsurance 2006, Ltd. 12.811%, due 06/05/09 (144A) (a) (b)                            250,000        254,800
Residential Reinsurance 2007, Ltd. 9.561%, due 06/06/11 (144A) (a) (b)                             300,000        305,925
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A)(b)                                                                  850,000        597,125
   6.625%, due 03/20/17 (144A)(b)                                                                  275,000        179,438
   7.875%, due 03/13/18 (144A)(b)                                                                  250,000        176,250
Wachovia Bank N.A. 6.000%, due 11/15/17                                                            985,000        584,957
Wachovia Corp. 5.750%, due 06/15/17                                                                985,000        740,382
Wells Fargo & Co. 4.375%, due 01/31/13                                                             925,000        851,099
                                                                                                             ------------
                                                                                                               14,548,703
                                                                                                             ------------
DIVERSIFIED OPERATIONS -- 0.1%
Stena A.B. 6.125%, due 02/01/17 (144A) (m) (b)                                                     460,000        476,062
                                                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
Anixter, Inc. 5.950%, due 03/01/15                                                               1,164,000      1,030,140
COLO.COM, Inc. 13.875%, due 03/15/10 (144A) (c) (f) (g)                                            181,449              0

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Colt Telecom Group Plc 7.625%, due 12/15/09 (m)                                               $     15,000   $     21,121
Digicel, Ltd. 9.250%, due 09/01/12 (144A) (b)                                                    1,260,000      1,253,700
Embarq Corp. 7.082%, due 06/01/16                                                                  855,000        693,892
Intelsat Jackson Holdings, Ltd. 11.500%, due 06/15/16 (144A) (b)                                   560,000        565,600
Nordic Telephone Co. Holdings 10.463%, due 05/01/16 (144A) (a) (b) (m)                             755,000        978,032
PAETEC Holding Corp. 9.500%, due 07/15/15                                                        1,445,000        997,050
Pegasus Communications Corp. 9.750%, due 12/01/06 (f) (g)                                            8,696              0
Qwest Corp. 8.875%, due 03/15/12                                                                   475,000        467,875
Stratos Global Corp. 9.875%, due 02/15/13                                                          420,000        411,600
True Move Co., Ltd.
   10.750%, due 12/16/13 (144A)(b)                                                               1,235,000        839,800
   10.375%, due 08/01/14 (144A)(b)                                                                 210,000        136,500
Windstream Corp. 8.625%, due 08/01/16                                                              500,000        463,750
                                                                                                             ------------
                                                                                                                7,859,060
                                                                                                             ------------
EDUCATION -- 0.2%
President & Fellows of Harvard College 3.700%, due 04/01/13                                        700,000        695,794
                                                                                                             ------------
ELECTRIC UTILITIES -- 1.7%
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A) (b)                                       544,160        524,652
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A) (b)                                        499,851        511,098
Israel Electric Corp., Ltd. 7.250%, due 01/15/19 (144A) (b)                                        645,000        647,214
Panoche Energy Center LLC 6.885%, due 07/31/29 (144A) (b)                                          730,000        722,448
Public Service Co. of New Mexico 7.950%, due 05/15/18                                              375,000        354,544
Tenaska Alabama Partners LP 7.000%, due 06/30/21 (144A) (b)                                        589,043        533,906
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (144A) (b)                     1,590,000      1,442,925
West Penn Power Co. 5.950%, due 12/15/17 (144A) (b)                                              1,030,000        957,414
Western Energy, Inc. 7.125%, due 08/01/09                                                          110,000        112,767
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15 (144A) (b)                                     415,000        400,533
                                                                                                             ------------
                                                                                                                6,207,501
                                                                                                             ------------
ELECTRICAL EQUIPMENT -- 0.6%
Baldor Electric Co. 8.625%, due 02/15/17 (d)                                                       970,000        931,200
Belden, Inc. 7.000%, due 03/15/17                                                                  265,000        237,175
Legrand S.A. 8.500%, due 02/15/25                                                                   20,000         20,114
Power Contract Financing III LLC 2.186%, due 02/05/10 (144A) (b)                                 1,000,000        900,000
                                                                                                             ------------
                                                                                                                2,088,489
                                                                                                             ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Complete Production Services, Inc. 8.000%, due 12/15/16                                          1,245,000      1,188,975
Oceanografia S.A. de C.V. 11.250%, due 07/15/15 (144A) (b) (d)                                   1,215,000      1,087,547
PetroMena A.S. 9.750%, due 05/24/12 (144A) (b) (n)                                               3,000,000        460,880
Sevan Marine ASA
   11.990%, due 10/24/12 (144A)(n) (a) (b)                                                       1,500,000        243,172
   5.780%, due 05/14/13 (144A)(a) (b)                                                              500,000        426,875
Williams Cos., Inc. 6.500%, due 12/01/08                                                            50,000         49,935
                                                                                                             ------------
                                                                                                                3,457,384
                                                                                                             ------------
FOOD PRODUCTS -- 0.8%
Arantes International, Ltd. 10.250%, due 06/19/13 (144A) (b)                                     1,400,000      1,090,076
Bertin, Ltd. 10.250%, due 10/05/16 (144A) (b)                                                      200,000        175,000
Cargill, Inc. 5.200%, due 01/22/13 (144A) (b)                                                    1,025,000        992,141
Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A) (b) (d)                                            460,000        328,900
Independencia International, Ltd. 9.875%, due 05/15/15 (144A) (b)                                  530,000        439,900
                                                                                                             ------------
                                                                                                                3,026,017
                                                                                                             ------------
GAS UTILITIES -- 0.5%
Questar Pipeline Co. 5.830%, due 02/01/18                                                        1,240,000      1,141,115
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (b)                               1,100,000        783,750
                                                                                                             ------------
                                                                                                                1,924,865
                                                                                                             ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Biomet, Inc. 10.375%, due 10/15/17                                                            $  1,260,000   $  1,253,700
                                                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
American Honda Finance Corp. 6.700%, due 10/01/13 (144A) (b)                                     1,655,000      1,647,021
HCA, Inc.
   7.190%, due 11/15/15                                                                             10,000          8,033
   8.360%, due 04/15/24                                                                             50,000         39,004
   7.690%, due 06/15/25                                                                             50,000         37,412
   9.125%, due 11/15/14                                                                            495,000        482,625
   9.625%, due 11/15/16 (e)                                                                      1,085,000      1,033,463
UnitedHealth Group, Inc. 4.875%, due 02/15/13                                                      950,000        908,880
                                                                                                             ------------
                                                                                                                4,156,438
                                                                                                             ------------
HOMEBUILDERS -- 0.4%
Beazer Homes USA, Inc. 8.625%, due 05/15/11 (d)                                                     85,000         69,275
Meritage Homes Corp. 6.250%, due 03/15/15                                                        1,380,000      1,028,100
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due 04/19/16 (144A) (b)                              485,000        477,725
                                                                                                             ------------
                                                                                                                1,575,100
                                                                                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15 (144A) (b) (m)                               1,475,000      1,557,655
Lottomatica SpA 8.250%, due 03/31/66 (144A) (b) (m)                                              1,740,000      1,889,446
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A) (b)                                        1,600,000      1,048,000
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14 (144A) (b) (m)                              505,000        456,859
Scientific Games Corp. 6.250%, due 12/15/12                                                      1,125,000      1,091,250
Station Casinos, Inc. 6.625%, due 03/15/18 (d)                                                     845,000        228,150
                                                                                                             ------------
                                                                                                                6,271,360
                                                                                                             ------------
HOUSEHOLD DURABLES -- 0.3%
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13                                                 30,000         17,100
Whirlpool Corp. 5.500%, due 03/01/13                                                             1,235,000      1,208,736
                                                                                                             ------------
                                                                                                                1,225,836
                                                                                                             ------------
HOUSEHOLD PRODUCTS -- 0.4%
Central Garden and Pet Co. 9.125%, due 02/01/13 (d)                                                780,000        604,500
Yankee Acquisition Corp.
   8.500%, due 02/15/15                                                                            100,000         73,000
   9.750%, due 02/15/17 (d)                                                                      1,550,000        891,250
                                                                                                             ------------
                                                                                                                1,568,750
                                                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Ormat Funding Corp. 8.250%, due 12/30/20                                                           847,468        800,857
                                                                                                             ------------
INSURANCE -- 2.3%
Conseco, Inc. 9.500%, due 10/15/06 (144A) (c) (f)                                                   40,000              0
DB Master Finance LLC 8.285%, due 06/20/31 (144A) (b)                                            1,550,000      1,161,832
Foundation Re., Ltd. 6.907%, due 11/24/08 (144A) (a) (b)                                           250,000        247,625
Hanover Insurance Group, Inc. 7.625%, due 10/15/25 (d)                                           1,335,000      1,152,478
Kingsway America, Inc. 7.500%, due 02/01/14                                                      1,030,000        802,249
Liberty Mutual Group, Inc.
   7.000%, due 03/15/37 (144A)(b)                                                                1,185,000        836,610
   10.750%, due 06/15/58 (144A)(b)                                                                 775,000        558,935
MBIA Insurance Corp. 14.000%, due 01/15/33 (144A) (b)                                            1,095,000        635,621
Ohio Casualty Corp. 7.300%, due 06/15/14                                                           340,000        347,595
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17                                         1,305,000      1,240,804
Presidential Life Corp. 7.875%, due 02/15/09                                                     1,325,000      1,325,000
USI Holdings Corp. 6.679%, due 11/15/14 (144A) (a) (b)                                             400,000        306,000
                                                                                                             ------------
                                                                                                                8,614,749
                                                                                                             ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

INTERNET & CATALOG RETAIL -- 0.5%
Expedia, Inc. 8.500%, due 07/01/16 (144A) (b) (d)                                             $    750,000   $    678,750
Ticketmaster 10.750%, due 08/01/16 (144A) (b)                                                    1,020,000        963,900
                                                                                                             ------------
                                                                                                                1,642,650
                                                                                                             ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
GlobeCat, Ltd. 12.033%, due 01/02/13 (144A) (a) (b)                                                550,000        552,695
                                                                                                             ------------
IT SERVICES -- 0.2%
Freescale Semiconductor, Inc.
   6.694%, due 12/15/14 (a)                                                                        525,000        354,375
   9.125%, due 12/15/14 (d) (e)                                                                    650,000        412,750
                                                                                                             ------------
                                                                                                                  767,125
                                                                                                             ------------
MACHINERY -- 1.2%
American Railcar Industries, Inc. 7.500%, due 03/01/14                                             215,000        191,350
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13                                                470,000        392,450
Gardner Denver, Inc. 8.000%, due 05/01/13 (d)                                                      400,000        390,000
Greenbrier Cos., Inc. 8.375%, due 05/15/15                                                       1,195,000      1,033,675
Mueller Industries, Inc. 6.000%, due 11/01/14                                                    1,255,000      1,135,775
Mueller Water Products, Inc. 7.375%, due 06/01/17                                                1,270,000      1,009,650
Titan International, Inc. 8.000%, due 01/15/12                                                     235,000        229,125
                                                                                                             ------------
                                                                                                                4,382,025
                                                                                                             ------------
MANUFACTURING -- 0.1%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14 (d)                                              565,000        450,587
                                                                                                             ------------
MARINE -- 0.2%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (b)                                                       310,000        229,596
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (b)                                           650,000        596,667
                                                                                                             ------------
                                                                                                                  826,263
                                                                                                             ------------
MEDIA -- 0.7%
CanWest Media, Inc. 8.000%, due 09/15/12                                                               879            739
Grupo Televisa S.A. 6.000%, due 05/15/18 (b)                                                       885,000        839,662
Kabel Deutschland GmbH 10.625%, due 07/01/14 (d)                                                   960,000        945,600
Lamar Media Corp. 7.250%, due 01/01/13 (d)                                                          80,000         72,800
Univision Communications, Inc. 9.750%, due 03/15/15 (144A) (b) (e)                               1,630,000        766,100
                                                                                                             ------------
                                                                                                                2,624,901
                                                                                                             ------------
METALS & MINING -- 2.3%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (b)                                         1,415,000      1,282,344
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A) (b)                                                170,000        146,625
ArcelorMittal 6.125%, due 06/01/18 (144A) (b)                                                    1,350,000      1,198,345
CII Carbon LLC 11.125%, due 11/15/15 (144A) (b)                                                    890,000        872,200
Commercial Metals Co. 7.350%, due 08/15/18                                                         445,000        420,943
Compass Minerals International, Inc., Series B 0.000%/12.000%, due 06/01/13 (h)                     36,000         38,070
Evraz Group S.A.
   8.875%, due 04/24/13 (144A)(b)                                                                  635,000        485,775
   9.500%, due 04/24/18 (144A)(b) (d)                                                              500,000        362,500
FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A) (b)                                        255,000        251,175
Freeport McMoRan Copper & Gold, Inc. 5.883%, due 04/01/15 (a)                                      500,000        479,570
Industrias Metalurgicas Pescarmona S.A. 11.250%, due 10/22/14 (144A) (b)                           770,000        627,550
Noranda Aluminium Acquisition Corp. 6.828%, due 05/15/15 (a)                                       365,000        279,225
Novelis, Inc. 7.250%, due 02/15/15                                                                 400,000        350,000
Vedanta Resources Plc 9.500%, due 07/18/18 (144A) (b)                                            1,965,000      1,677,914
Wheeling-Pittsburgh Corp.
   6.000%, due 08/01/10                                                                              5,039          2,717
   5.000%, due 08/01/11                                                                              7,526          4,083
                                                                                                             ------------
                                                                                                                8,479,036
                                                                                                             ------------


MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

OFFICE ELECTRONICS -- 0.1%
Xerox Corp.
   9.750%, due 01/15/09                                                                       $    100,000   $    101,672
   7.125%, due 06/15/10                                                                            245,000        250,716
                                                                                                             ------------
                                                                                                                  352,388
                                                                                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 3.5%
Buckeye Partners L.P. 6.050%, due 01/15/18                                                         435,000        415,490
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18 (d)                                          620,000        546,618
Compton Petroleum Finance Corp. 7.625%, due 12/01/13 (d)                                         1,065,000        939,862
Copano Energy LLC 8.125%, due 03/01/16                                                             250,000        230,000
DDI Holdings A.S. 9.300%,  due 04/26/12 (144A) (b)                                               1,415,581      1,274,419
Gaz Capital S.A. 8.146%, due 04/11/18 (144A) (b)                                                   190,000        167,200
Harvest Operations Corp. 7.875%, due 10/15/11                                                      490,000        399,350
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A) (b)                            660,000        570,900
Kinder Morgan Energy Partners LP 5.950%, due 02/15/18                                            1,375,000      1,226,886
Massey Energy Co. 6.875%, due 12/15/13                                                           2,080,000      1,892,800
Nakilat, Inc.
   6.067%, due 12/31/33 (144A)(b)                                                                  410,000        366,337
   6.267%, due 12/31/33 (144A)(b)                                                                1,110,000        980,655
Parallel Petroleum Corp. 10.250%, due 08/01/14                                                     725,000        656,125
Quicksilver Resources, Inc. 7.125%, due 04/01/16 (d)                                               675,000        553,500
SandRidge Energy, Inc.
   6.416%, due 04/01/14 (144A)(a) (b)                                                              600,000        564,934
   8.625%, due 04/01/15 (144A)(b) (e)                                                              980,000        882,000
   8.000%, due 06/01/18 (144A)(b)                                                                  175,000        151,375
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05 (f) (g)                                            60,000              0
Southern Union Co. 7.200%, due 11/01/66                                                            690,000        510,191
Stone Energy Corp. 8.250%, due 12/15/11                                                             80,000         74,800
VeraSun Energy Corp. 9.875%, due 12/15/12 (d)                                                      605,000        438,625
XCL, Ltd. 13.500%, due 05/01/04 (144A) (f) (g)                                                      80,000              0
XTO Energy, Inc. 6.250%, due 04/15/13 (d)                                                           30,000         30,052
                                                                                                             ------------
                                                                                                               12,872,119
                                                                                                             ------------
PAPER & FOREST PRODUCTS -- 0.9%
Ceva Group Plc
   1.000%, due 11/04/13                                                                            129,782        116,324
   10.000%, due 09/01/14 (144A)(b)                                                                 700,000        675,500
   8.500%, due 12/01/14 (144A)(m) (b)                                                              790,000        761,966
Graham Packaging Co., Inc. 8.500%, due 10/15/12 (d)                                              1,800,000      1,674,000
Louisiana-Pacific Corp. 8.875%, due 08/15/10                                                        10,000          9,762
                                                                                                             ------------
                                                                                                                3,237,552
                                                                                                             ------------
PHARMACEUTICALS -- 0.7%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14                                               825,000        486,750
Talecris Biotherapeutics Holdings Corp.   6.574%, due 12/06/13                                   1,299,466      1,266,979
Vale Overseas, Ltd. 6.250%, due 01/11/16                                                           270,000        259,556
Warner Chilcott Corp. 8.750%, due 02/01/15                                                         465,000        460,350
                                                                                                             ------------
                                                                                                                2,473,635
                                                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
B.F. Saul 7.500%, due 03/01/14                                                                     470,000        387,750
Trustreet Properties, Inc. 7.500%, due 04/01/15                                                  1,375,000      1,379,878
Ventas Realty LP/Ventas Capital Corp. 7.125%, due 06/01/15                                         330,000        329,175
                                                                                                             ------------
                                                                                                                2,096,803
                                                                                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A) (b)                                                 150,000        109,500
Forest City Enterprises, Inc. 7.625%, due 06/01/15                                               1,560,000      1,255,800

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

WEA Finance LLC 7.125%, due 04/15/18 (144A) (b)                                               $  1,320,000   $  1,188,656
                                                                                                             ------------
                                                                                                                2,553,956
                                                                                                             ------------
ROAD & RAIL -- 0.8%
Burlington Northern Santa Fe Corp. 5.750%, due 03/15/18                                            650,000        624,582
Groupo Transportacion Ferroviaria Mexicana, S.A. de C.V. 9.375%, due 05/01/12                      110,000        112,750
Kansas City Southern de Mexico S.A. de C.V.
   7.625%, due 12/01/13                                                                            510,000        489,600
   7.375%, due 06/01/14 (d)                                                                        780,000        748,800
Kansas City Southern Railway 8.000%, due 06/01/15                                                1,025,000      1,014,750
                                                                                                             ------------
                                                                                                                2,990,482
                                                                                                             ------------
SOFTWARE -- 0.6%
First Data Corp. 9.875%, due 09/24/15 (144A) (b)                                                 2,995,000      2,354,819
                                                                                                             ------------
SPECIALTY RETAIL -- 1.4%
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11 (144A) (b)                                       855,000        757,701
Brown Shoe Co., Inc. 8.750%, due 05/01/12                                                          555,000        541,125
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A) (b)                                   1,715,464      1,599,208
Edcon Proprietary, Ltd. 8.208%, due 06/15/14 (144A) (m) (a) (b)                                    625,000        528,019
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16                                                250,000        231,250
Minerva Overseas, Ltd. 9.500%, due 02/01/17 (144A) (b)                                             325,000        247,812
Sally Holdings LLC 9.250%, due 11/15/14 (d)                                                      1,210,000      1,146,475
                                                                                                             ------------
                                                                                                                5,051,590
                                                                                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)                                                      145,000        143,188
VIP Finance Ireland Ltd. for OJSC Vimpel Communications 9.125%, due 04/30/18 (144A) (b) (d)      1,070,000        831,805
                                                                                                             ------------
                                                                                                                  974,993
                                                                                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Western Financial Bank 9.625%, due 05/15/12 (d)                                                     90,000         83,973
Willow Re, Ltd. 7.924%, due 06/16/10 (144A) (a) (b)                                                250,000        197,500
                                                                                                             ------------
                                                                                                                  281,473
                                                                                                             ------------
TOBACCO -- 0.2%
Alliance One International, Inc.
   8.500%, due 05/15/12                                                                            355,000        330,150
   11.000%, due 05/15/12                                                                           265,000        261,025
                                                                                                             ------------
                                                                                                                  591,175
                                                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
GATX Corp. 6.000%, due 02/15/18                                                                  1,645,000      1,601,564
                                                                                                             ------------
UTILITIES -- 0.1%
PNM Resources, Inc. 9.250%, due 05/15/15                                                           460,000        455,400
                                                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Telesat Canada/Telesat LLC 12.500%, due 11/01/17 (144A) (b)                                        375,000        313,125
                                                                                                             ------------
Total Domestic Bonds & Debt Securities
   (Cost $190,106,523)                                                                                        164,650,988
                                                                                                             ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 34.5%
Federal Home Loan Mortgage Corp.
   5.163%, due 01/15/17 (a) (i)                                                                    136,074          7,692
   4.500%, due 07/01/20-04/01/22                                                                 5,912,552      5,767,205
   0.000%, due 06/15/30 (j)                                                                         25,239         19,838
   6.000%, due 12/01/31 (i)                                                                        240,463         61,672
   5.500%, due 03/15/32 (i)                                                                        227,077         44,010
   6.000%, due 03/15/32 (a) (i)                                                                    128,832         14,110
   5.000%, due 12/01/21-06/01/38                                                                14,073,978     13,761,429

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

   5.500%, due 01/01/35                                                                       $    665,198   $    663,129
   6.000%, due 06/01/35                                                                            399,802        405,349
STRIPS 0.000%, due 06/01/31 (j)                                                                     24,812         20,533
Federal National Mortgage Assoc.
   5.000%, due 03/25/17 (i)                                                                        284,816         25,759
   4.493%, due 03/25/18 (a) (i)                                                                    293,757         26,038
   4.500%, due 11/01/18-07/01/35                                                                 3,380,134      3,262,691
   5.500%, due 12/01/18-06/01/36                                                                 2,809,151      2,810,292
   5.000%, due 02/01/20-01/01/38                                                                24,870,790     24,492,001
   0.000%, due 09/17/29 (j)                                                                         12,245         10,294
   7.500%, due 01/01/30-01/25/42                                                                   350,761        371,040
   7.000%, due 11/25/31-12/25/41                                                                     3,635          3,781
   6.000%, due 01/01/32-04/25/33 (i)                                                               275,059         61,223
   3.893%, due 01/25/32 (a) (i)                                                                    464,902         35,319
   4.893%, due 03/25/32 (a) (i)                                                                    122,619         13,718
   4.793%, due 09/25/32-10/25/32 (a) (i)                                                           109,761         11,870
   3.793%, due 02/25/33 (a) (i)                                                                    727,434         72,918
   4.000%, due 07/01/18                                                                            933,243        896,935
   6.500%, due 12/01/36-10/01/37                                                                 1,677,994      1,722,679
   5.585%, due 01/01/37 (a)                                                                      1,175,275      1,195,249
   6.000%, due 11/01/37-07/01/38                                                                11,387,994     11,548,038
STRIPS 5.500%, due 01/01/33 (i)                                                                    389,099         85,283
Government National Mortgage Assoc.
   5.000%, due 10/15/18-06/15/38                                                                12,864,560     12,641,864
   5.500%, due 08/15/19-03/15/37                                                                21,609,965     21,685,634
   6.000%, due 02/15/24-05/20/32                                                                    99,871        101,625
   6.500%, due 11/15/32                                                                             10,507         10,810
   4.500%, due 09/15/33-10/15/35                                                                 8,438,891      8,066,670
U.S. Treasury Bond 5.000%, due 05/15/37 (d)                                                        248,000        275,958
U.S. Treasury Inflation Index Note 2.500%, due 07/15/16 (d)                                      3,811,500      3,902,324
U.S. Treasury Note
   4.250%, due 08/15/13 (d)                                                                      4,150,000      4,406,458
   3.875%, due 05/15/18 (d)                                                                        100,000        100,688
   4.375%, due 02/15/38 (d)                                                                      1,295,000      1,311,896
U.S. Treasury STRIPS
   3.914%, due 05/15/13 (k)                                                                      1,500,000      1,306,587
   3.920%, due 11/15/13 (d) (k)                                                                    600,000        512,840
   3.933%, due 11/15/12 (k)                                                                      6,800,000      6,085,355
                                                                                                             ------------
Total U.S. Government & Agency Obligations
   (Cost $126,878,364)                                                                                        127,818,804
                                                                                                             ------------
FOREIGN BONDS & DEBT SECURITIES -- 5.1%
BRAZIL -- 0.2%
Banco Nacional de Desenvolvimento Economico e Social 8.000%, due 04/28/10 (m)                  780,000,000        572,039
                                                                                                             ------------
CANADA -- 0.7%
Government of Canada 5.500%, due 06/01/10 (o)                                                      330,000        324,981
Province of Ontario 5.500%, due 04/23/13 (p)                                                     3,000,000      2,311,840
                                                                                                             ------------
                                                                                                                2,636,821
                                                                                                             ------------
COLOMBIA -- 0.2%
Republic of Colombia 9.750%, due 04/23/09- 04/09/11                                                719,608        766,557
                                                                                                             ------------
FRANCE -- 1.2%
France Government Bond OAT 3.750%, due 04/25/17 (m)                                              3,395,000      4,610,891
                                                                                                             ------------
JAPAN -- 0.7%
Japanese Government CPI Linked Bond 1.100%, due 12/10/16 (q)                                   305,700,000      2,746,971
                                                                                                             ------------
MEXICO -- 0.0%
United Mexican States 7.500%, due 01/14/12                                                          84,000         90,090
                                                                                                             ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

NETHERLANDS -- 0.1%
Kingdom of the Netherlands 5.000%, due 07/15/12 (m)                                           $    130,000   $    189,868
                                                                                                             ------------
NORWAY -- 0.6%
Government of Norway
   5.500%, due 05/15/09 (n)                                                                      2,200,000        372,277
   6.000%, due 05/16/11 (n)                                                                      9,460,000      1,668,547
                                                                                                             ------------
                                                                                                                2,040,824
                                                                                                             ------------
RUSSIA -- 0.3%
Russian Federation
   8.250%, due 03/31/10 (144A)(b)                                                                   26,669         27,621
   7.500%, due 03/31/30 (144A)(b)                                                                1,179,537      1,194,282
                                                                                                             ------------
                                                                                                                1,221,903
                                                                                                             ------------
SWEDEN -- 1.1%
Kingdom of Sweden
   5.250%, due 03/15/11 (r)                                                                     14,240,000      2,117,765
   5.500%, due 10/08/12 (r)                                                                     12,740,000      1,950,778
                                                                                                             ------------
                                                                                                                4,068,543
                                                                                                             ------------
Total Foreign Bonds & Debt Securities
   (Cost $17,013,698)                                                                                          18,944,507
                                                                                                             ------------
CONVERTIBLE BONDS -- 0.6%
INTERNET SOFTWARE & SERVICES -- 0.0%
Cybernet Internet Services International, Inc. 13.000%, due 08/15/09 (144A) (c) (f) (g)            440,000              0
                                                                                                             ------------
MARINE -- 0.3%
Horizon Lines, Inc. 4.250%, due 08/15/12 (d)                                                     1,725,000      1,308,844
                                                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
WESCO International, Inc. 1.750%, due 11/15/26                                                   1,205,000        941,406
                                                                                                             ------------
Total Convertible Bonds
   (Cost $2,795,192)                                                                                            2,250,250
                                                                                                             ------------
LOAN PARTICIPATION -- 4.3%
Accuride Corp. 8.500%, due 01/31/12                                                                750,000        631,200
Aeroflex 6.063%, due 08/15/14                                                                      283,000        268,207
Algoma Steel, Inc. 1.000%, due 06/20/14                                                            963,711        901,070
AmWINS Group, Inc. 5.577%, due 06/11/13                                                            644,246        525,061
Calpine Corp. 7.610%, due 03/29/09                                                               1,039,886        894,718
Ceva Group Plc 5.381%, due 11/04/13                                                                392,551        351,844
Charter Communications 8.500%, due 03/06/14                                                        279,300        232,908
Flextronics International
   7.396%, due 10/01/14                                                                          1,040,796        889,880
   7.455%, due 10/01/14                                                                            299,079        261,964
Flextronics International, Ltd. 6.500%, due 05/15/13                                               245,000        218,663
H3C Holdings, Ltd. 5.632%, due 09/28/12                                                            545,957        480,442
Hudson Products Holdings 8.000%, due 08/24/15                                                      775,000        751,750
Ineos U.S. Finance
   7.357%, due 12/16/13                                                                            118,898         98,983
   7.857%, due 12/14/14                                                                            123,731        104,144
Inverness Medical Innovations 11.500%, due 06/26/15                                              1,000,000        910,000
J.G. Wentworth LLC 10.350%, due 03/01/14                                                           650,000        464,750
Jarden Corp. 7.843%, due 01/24/12                                                                  495,000        447,035
Knology, Inc. 4.934%, due 04/30/12                                                                 831,655        736,015
L 1 Identity Solutions, Inc. 1.000%, due 07/29/13                                                  382,000        360,990
New World Gaming Partners 5.188%, due 06/28/14- 07/16/14                                         1,442,157      1,080,608
Niagra 7.388%, due 06/29/14                                                                        443,980        377,383
NRG Energy, Inc.
   6.848%, due 02/01/13                                                                            164,098        143,487

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                                 SHARES/
SECURITY DESCRIPTION                                                                           PAR AMOUNT        VALUE
--------------------                                                                          ------------   ------------
   6.948%, due 02/01/13                                                                       $    335,004   $    294,770
Olympus Cable Holdings LLC (First Union Securities, Inc. / The Bank of Nova Scotia)
   4.798%, due 09/30/10                                                                             36,164         35,079
Sally Holdings LLC 7.870%, due 11/18/13                                                            246,240        225,261
Scitor Corp. 1.000%, due 09/28/14                                                                  109,089        102,816
Stratos Global Corp. 7.948%, due 02/13/12                                                          949,495        870,022
Sun Healthcare Bank
   1.000%, due 04/12/14                                                                            434,968        396,708
   7.500%, due 04/19/14                                                                             49,713         45,239
SunGuard Data Systems, Inc. 8.000%, due 02/28/14                                                   300,000        297,000
Synagro Technologies, Inc. 5.070%, due 04/02/14                                                    248,744        157,952
Telesat Canada
   5.900%, due 10/23/14                                                                          1,284,313      1,163,587
   5.920%, due 10/23/14                                                                            110,218         99,857
URS Corp. 7.542%, due 05/01/13                                                                     318,219        314,496
USI Holdings Corp. 8.110%, due 04/30/14                                                            346,500        287,595
Waste Services, Inc. 7.400%, due 03/31/11                                                          633,630        624,125
                                                                                                             ------------
Total Loan Participation
   (Cost $17,802,504)                                                                                          16,045,609
                                                                                                             ------------
COMMON STOCKS -- 0.1%
AIRLINES -- 0.0%
UAL Corp. (d)                                                                                          542          4,764
                                                                                                             ------------
BUILDING PRODUCTS -- 0.0%
Owens Corning, Inc. *(d)                                                                             2,967         70,941
                                                                                                             ------------
CHEMICALS -- 0.0%
Sterling Chemicals, Inc. *                                                                              35            420
                                                                                                             ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.0%
Comdisco Holding Co., Inc. *                                                                            83            789
Loewen Group, Inc. (144A) (c) (f)                                                                   20,000              2
                                                                                                             ------------
                                                                                                                      791
                                                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
Leucadia National Corp. (d)                                                                             26          1,182
Outsourcing Solutions, Inc. (144A) (c) (f)                                                             270          1,146
                                                                                                             ------------
                                                                                                                    2,328
                                                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
Cincinnati Bell, Inc. *                                                                                 35            108
Ionex Communications, Inc. (144A) (c) (f)                                                              175              0
                                                                                                             ------------
                                                                                                                      108
                                                                                                             ------------
FOOD PRODUCTS -- 0.0%
Archibald Candy Corp. (144A) (c) (f)                                                                   308            878
Smithfield Foods, Inc. *                                                                             2,165         34,380
                                                                                                             ------------
                                                                                                                   35,258
                                                                                                             ------------
INSURANCE -- 0.0%
Conseco, Inc. *                                                                                      5,666         19,944
                                                                                                             ------------
MEDIA -- 0.0%
Knology, Inc. *(d)                                                                                      99            799
                                                                                                             ------------
METALS & MINING -- 0.0%
Aurora Foods, Inc. (144A) (c) (f)                                                                    2,833              0
                                                                                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 0.0%
York Research (144A) (c) (f)                                                                           337              0
                                                                                                             ------------
PAPER & FOREST PRODUCTS -- 0.0%
Ainsworth Lumber Co., Ltd. *(b)                                                                     46,081         86,954
                                                                                                             ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Polymer Group, Inc. - Class A *(d)                                                                     136   $      1,496
                                                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
American Tower Corp. - Class A *                                                                     1,973         70,969
iPCS, Inc. *(d)                                                                                      5,531        123,175
USA Mobility, Inc. *(d)                                                                                  4             44
                                                                                                             ------------
                                                                                                                  194,188
                                                                                                             ------------
Total Common Stocks
   (Cost $883,729)                                                                                                417,991
                                                                                                             ------------
PREFERRED STOCKS -- 0.0%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A (144A) (c) (f)                                                         16              0
                                                                                                             ------------
INTERNET SOFTWARE & SERVICES -- 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23                                                                1              1
                                                                                                             ------------
Total Preferred Stocks
   (Cost $0)                                                                                                            1
                                                                                                             ------------
CONVERTIBLE PREFERRED STOCKS -- 0.4%
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Bank of America Corp. 7.250%                                                                         1,175        984,650
Citigroup, Inc. 8.400%, due 04/29/49                                                               620,000        422,784
                                                                                                             ------------
                                                                                                                1,407,434
                                                                                                             ------------
METALS & MINING -- 0.0%
LTV Corp. 8.250% (144A) (c) (f) *                                                                    7,000              0
                                                                                                             ------------
Total Convertible Preferred Stocks
   (Cost $1,703,100)                                                                                            1,407,434
                                                                                                             ------------
WARRANTS -- 0.0%
AIRLINES -- 0.0%
KMC Telecom Holdings, Inc., expire 1/31/08 (144A)*(c) (f)                                              250              0
US Airways Group, Inc. - Class A1, expire 4/01/10 (144A)*(c) (f)                                        16              0
                                                                                                             ------------
                                                                                                                        0
                                                                                                             ------------
BUILDING PRODUCTS -- 0.0%
Dayton Superior Corp., expire 6/15/09 (144A)*(c) (f)                                                   210              0
                                                                                                             ------------
CHEMICALS -- 0.0%
Solutia, Inc., expire 7/15/09 (144A)*(c) (f)                                                            18              0
                                                                                                             ------------
FOREIGN GOVERNMENT -- 0.0%
Republic of Venezuela, expire 4/15/20 (144A)*(c)                                                     1,700         57,800
                                                                                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.0%
Mediq, Inc., expire 6/1/09 (144A)*(c) (f)                                                              110              0
                                                                                                             ------------
MACHINERY -- 0.0%
Startec Global Communications Corp., expire 5/15/08 (144A*(f)                                          170              0
                                                                                                             ------------
MEDIA -- 0.0%
MDP Acquisitions Plc, Expire 10/01/13*(b)                                                               42            955
Sirius XM Radio, Inc.*(b) (f)                                                                          100          6,451
                                                                                                             ------------
                                                                                                                    7,406
                                                                                                             ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
COLO.COM, Inc., expire 3/15/10 (144A)*(c) (f)                                                          220              0
                                                                                                             ------------
Total Warrants
   (Cost $45,944)                                                                                                  65,206
                                                                                                             ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                                                 SHARES/
SECURITY DESCRIPTION                                                                           PAR AMOUNT        VALUE
--------------------                                                                          ------------   ------------
ESCROWED SHARES -- 0.0%
Vlasic Foods International, Inc. 0.000%, due 01/01/49 (144A) (c) (f)
   (Cost -- $0)                                                                                    190,660   $      6,902
                                                                                                             ------------
SHORT-TERM INVESTMENT -- 9.3%
State Street Navigator Securities Lending Trust Prime Portfolio (l)
   (Cost -- $34,611,679)                                                                      $ 34,611,679     34,611,679
                                                                                                             ------------
TOTAL INVESTMENTS -- 107.2% (Cost $426,491,802#)                                                              397,721,909
                                                                                                             ------------
Other Assets and Liabilities (net) -- (7.2)%                                                                  (26,590,291)
                                                                                                             ------------
TOTAL NET ASSETS -- 100.0%                                                                                   $371,131,618
                                                                                                             ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,402,475 and $33,219,673 respectively, resulting in a net unrealized depreciation of $28,817,198.
(a) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $83,151,356 of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $184,133 of net assets.
(d)  All or a portion of security is on loan.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(g)  Security is in default and/or issuer is in bankruptcy.
(h) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(i)  Interest only security.
(j)  Principal only security.
(k)  Zero coupon bond - Interest rate represents current yield to maturity.
(l) Represents investment of collateral received from securities lending transactions.
(m)  Par shown in Euro Currency. Value is shown in USD.
(n)  Par shown in Norwegian Krone. Value is shown in USD.
(o)  Par shown in Canadian Dollar. Value is shown in USD.
(p)  Par shown in Australian Dollar. Value is shown in USD.
(q)  Par shown in Japanese Yen. Value is shown in USD.
(r)  Par shown in Swedish Krona. Value is shown in USD.

The following table summarizes the credit composition of the portfolio holdings of the PORTFOLIO STRATEGIC INCOME Portfolio at September 30, 2008, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                          PERCENT OF
                                           PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY   (UNAUDITED)
---------------------------------------   -----------
AAA/Government/Government Agency             44.25%
AA                                            2.76
A                                             5.69
BBB                                           9.41
BB                                           12.64
B                                            13.61
Below B                                       3.13
Equities/Other                                8.51
                                            ------
Total:                                      100.00%
                                            ======

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $ 22,883,989           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     340,217,308            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS               8,933            0
                                                --------------   ---------------
TOTAL                                            $363,110,230           $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                        SECURITIES       INSTRUMENTS
                                                      --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                          $109,259             $0
   Accrued discounts/premiums                                   0              0
   Realized Gain (Loss)                                         0              0
   Change in unrealized appreciation (depreciation)             0              0
   Net Purchases (Sales)                                  (96,735)             0
   Transfers In (Out) of Level 3                           (3,591)             0
                                                      --------------   ---------------
BALANCE AS OF SEPTEMBER 30, 2008                         $  8,933             $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

PIONEER STRATEGIC INCOME PORTFOLIO

                                                                                          ACQUISITION
                                                                                            COST AS A                  VALUE AS A
ILLIQUID AND                                              ACQUISITION       ACQUISITION   PERCENTAGE OF              PERCENTAGE OF
RESTRICTED SECURITIES                                        DATES              COST        NET ASSETS      VALUE      NET ASSETS
--------------------------------------------------   --------------------   -----------   -------------   --------   -------------
Archibald Candy Corp.                                11/1/2002               $      514        0.00%      $    878       0.00%
Aurora Foods, Inc.                                   9/21/2000 10/17/2000         7,570        0.00             --       0.00
COLO.COM, Inc. expire 3/15/10                        3/3/2000 4/7/2000           13,705        0.00             --       0.00
                                                     6/15/2000
COLO.COM, Inc. 13.875%, due 03/15/10                 3/3/2000 4/7/2000
                                                     6/15/2000                  173,257        0.05             --       0.00
Conseco, Inc.                                        9/10/2003                       --        0.00             --       0.00
CS First Boston Mortgage Securities Corp. 6.122%,
due 04/15/37                                         6/4/2002                    55,773        0.02         47,400       0.01
Cybernet Internet Services International, Inc.
13.000%, due 08/15/09                                8/19/1999                  314,639        0.08             --       0.00
Dayton Superior Corp., expire 6/15/09                6/9/2000 7/18/2000
                                                     12/15/2000                   4,026        0.00             --       0.00
Ionex Communications, Inc.                           1/26/2005                    1,948        0.00             --       0.00
KMC Telecom Holdings, Inc., Expire 1/31/08           1/26/1998 2/5/1998           4,392        0.00             --       0.00
Loewen Group, Inc.                                   12/18/2002                      --        0.00              2       0.00
LTV Corp. 8.250%                                     11/12/1999                 355,250        0.10             --       0.00
Mediq, Inc., expire 6/1/09                           11/9/1998                    9,369        0.00             --       0.00
Outsourcing Solutions, Inc.                          12/9/2003 8/8/2006         102,311        0.03          1,146       0.00
Republic of Venezuela, expire 04/15/20               12/16/2002                      --        0.00         57,800       0.02
Sasco Net Interest Margin Trust                      2/27/2003                   33,732        0.01              5       0.00
Solutia, Inc., expire 7/15/09                        1/13/2003                       --        0.00             --       0.00
TIAA Commercial Real Estate Securitization 6.840%,
due 05/22/37                                         5/7/2002                    77,415        0.02         70,000       0.02
US Airways Group, Inc. - Class A                     7/27/2000                       --        0.00             --       0.00
US Airways Group, Inc. - Class A1, expire 4/1/10     7/27/2000                       --        0.00             --       0.00
Vlasic Foods International, Inc., due 01/01/49       8/29/2003                       --        0.00          6,902       0.00
York Research                                        1/22/2003                       --        0.00             --       0.00
                                                                             ----------        ----       --------       ----
                                                                             $1,153,902        0.29%      $184,133       0.05%
                                                                             ----------        ----       --------       ----

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES        VALUE
--------------------                                                        ----------   ------------
COMMON STOCKS -- 99.2%
AEROSPACE & DEFENSE -- 4.0%
Boeing Co. (The)                                                                72,500   $  4,157,875
Precision Castparts Corp.                                                      101,100      7,964,658
Raytheon Co.                                                                   131,625      7,043,254
United Technologies Corp.                                                      122,150      7,336,329
                                                                                         ------------
                                                                                           26,502,116
                                                                                         ------------
BEVERAGES -- 2.5%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)                                 55,700      2,124,398
PepsiCo, Inc.                                                                  201,850     14,385,849
                                                                                         ------------
                                                                                           16,510,247
                                                                                         ------------
BIOTECHNOLOGY -- 4.3%
Celgene Corp.*                                                                  77,925      4,931,094
Genentech, Inc.*                                                                64,525      5,722,077
Genzyme Corp.*                                                                  66,825      5,405,474
Gilead Sciences, Inc.*                                                         264,380     12,050,441
                                                                                         ------------
                                                                                           28,109,086
                                                                                         ------------
CAPITAL MARKETS -- 7.0%
Affiliated Managers Group, Inc.*                                                81,925      6,787,486
Ameriprise Financial, Inc.                                                      97,675      3,731,185
Charles Schwab Corp. (The)                                                     616,525     16,029,650
Goldman Sachs Group, Inc. (The)                                                 35,400      4,531,200
Morgan Stanley                                                                 126,375      2,906,625
State Street Corp.                                                             188,425     10,717,614
T. Rowe Price Group, Inc.                                                       33,500      1,799,285
                                                                                         ------------
                                                                                           46,503,045
                                                                                         ------------
CHEMICALS -- 1.7%
E.I. du Pont de Nemours & Co.                                                   65,075      2,622,523
Mosaic Co. (The)                                                               123,725      8,415,774
                                                                                         ------------
                                                                                           11,038,297
                                                                                         ------------
COMMUNICATIONS EQUIPMENT -- 3.9%
Cisco Systems, Inc.*                                                           472,275     10,654,524
Corning, Inc.                                                                  523,150      8,182,066
QUALCOMM, Inc.                                                                 163,275      7,015,927
                                                                                         ------------
                                                                                           25,852,517
                                                                                         ------------
COMPUTERS & PERIPHERALS -- 3.3%
Apple, Inc.*                                                                    85,570      9,725,886
Hewlett-Packard Co.                                                            254,575     11,771,548
                                                                                         ------------
                                                                                           21,497,434
                                                                                         ------------
CONSTRUCTION & ENGINEERING -- 0.7%
Foster Wheeler, Ltd.*                                                          125,775      4,541,735
                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.8%
Bank of America Corp.                                                          106,875      3,740,625
IntercontinentalExchange, Inc.*                                                 46,350      3,739,518
JPMorgan Chase & Co.                                                           239,575     11,188,152
                                                                                         ------------
                                                                                           18,668,295
                                                                                         ------------
ELECTRIC UTILITIES -- 2.1%
Allegheny Energy, Inc.                                                         173,725      6,387,868
Entergy Corp.                                                                   84,725      7,541,373
                                                                                         ------------
                                                                                           13,929,241
                                                                                         ------------
ELECTRICAL EQUIPMENT -- 1.8%
ABB, Ltd. (ADR)                                                                396,925      7,700,345

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Emerson Electric Co.                                                           105,175   $  4,290,088
                                                                                         ------------
                                                                                           11,990,433
                                                                                         ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.4%
Trimble Navigation, Ltd.*                                                       95,700      2,474,802
                                                                                         ------------
ENERGY EQUIPMENT & SERVICES -- 5.8%
National-Oilwell Varco, Inc.*                                                  158,250      7,948,897
Noble Corp.                                                                     88,150      3,869,785
Transocean, Inc.*                                                              183,364     20,140,702
Weatherford International, Ltd.*                                               266,350      6,696,039
                                                                                         ------------
                                                                                           38,655,423
                                                                                         ------------
FOOD & STAPLES RETAILING -- 2.9%
CVS Caremark Corp.                                                             293,250      9,870,795
Kroger Co. (The)                                                               342,050      9,399,534
                                                                                         ------------
                                                                                           19,270,329
                                                                                         ------------
FOOD PRODUCTS -- 1.8%
Bunge, Ltd.                                                                     80,550      5,089,149
ConAgra Foods, Inc.                                                            106,625      2,074,922
H.J. Heinz Co.                                                                  87,875      4,391,114
                                                                                         ------------
                                                                                           11,555,185
                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Baxter International, Inc.                                                     178,395     11,708,064
Becton, Dickinson & Co.                                                         53,900      4,326,014
Hologic, Inc.*                                                                 152,350      2,944,925
                                                                                         ------------
                                                                                           18,979,003
                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Aetna, Inc.                                                                    138,825      5,012,971
Express Scripts, Inc.*                                                          88,625      6,542,297
                                                                                         ------------
                                                                                           11,555,268
                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
McDonald's Corp.                                                                96,625      5,961,763
                                                                                         ------------
HOUSEHOLD PRODUCTS -- 2.7%
Energizer Holdings, Inc.*                                                       31,375      2,527,256
Procter & Gamble Co. (The)                                                     218,925     15,256,883
                                                                                         ------------
                                                                                           17,784,139
                                                                                         ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Mirant Corp.*                                                                   98,800      1,807,052
                                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 2.5%
General Electric Co.                                                           445,925     11,371,088
McDermott International, Inc.*                                                 193,775      4,950,951
                                                                                         ------------
                                                                                           16,322,039
                                                                                         ------------
INSURANCE -- 2.6%
AFLAC, Inc.                                                                    126,000      7,402,500
Assurant, Inc.                                                                  93,650      5,150,750
Manulife Financial Corp.                                                       132,550      4,863,259
                                                                                         ------------
                                                                                           17,416,509
                                                                                         ------------
INTERNET SOFTWARE & SERVICES -- 1.4%
Google, Inc. - Class A*                                                         23,730      9,504,340
                                                                                         ------------
IT SERVICES -- 1.5%
Paychex, Inc.                                                                  104,450      3,449,984
Visa, Inc. - Class A                                                           108,659      6,670,576
                                                                                         ------------
                                                                                           10,120,560
                                                                                         ------------


MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Qiagen N.V.*                                                                   154,175   $  3,041,873
                                                                                         ------------
MACHINERY -- 1.6%
Bucyrus International, Inc.                                                     91,775      4,100,507
ITT Corp.                                                                      121,500      6,756,615
                                                                                         ------------
                                                                                           10,857,122
                                                                                         ------------
MEDIA -- 2.7%
DIRECTV Group, Inc. (The)*                                                     364,500      9,538,965
Omnicom Group, Inc.                                                            218,950      8,442,712
                                                                                         ------------
                                                                                           17,981,677
                                                                                         ------------
METALS & MINING -- 1.0%
Freeport-McMoRan Copper & Gold, Inc.                                            64,775      3,682,459
United States Steel Corp.                                                       39,000      3,026,790
                                                                                         ------------
                                                                                            6,709,249
                                                                                         ------------
MULTILINE RETAIL -- 0.3%
J.C. Penney Co., Inc.                                                           65,400      2,180,436
                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS -- 9.3%
Alpha Natural Resources, Inc.*                                                  88,575      4,555,412
CONSOL Energy, Inc.                                                            143,800      6,598,982
Devon Energy Corp.                                                             112,750     10,282,800
Exxon Mobil Corp.                                                              147,125     11,425,728
Pioneer Natural Resources Co.                                                  203,500     10,638,980
Quicksilver Resources, Inc.*                                                   205,575      4,035,437
Total S.A. (ADR)                                                               232,400     14,102,032
                                                                                         ------------
                                                                                           61,639,371
                                                                                         ------------
PERSONAL PRODUCTS -- 1.6%
Avon Products, Inc.                                                            253,475     10,536,956
                                                                                         ------------
PHARMACEUTICALS -- 5.7%
Abbott Laboratories                                                            235,625     13,567,287
Allergan, Inc.                                                                  95,175      4,901,513
Endo Pharmaceuticals Holdings, Inc.*                                            86,625      1,732,500
Merck & Co., Inc.                                                              112,975      3,565,491
Teva Pharmaceutical Industries, Ltd. (ADR)                                     167,125      7,652,654
Wyeth                                                                          163,200      6,028,608
                                                                                         ------------
                                                                                           37,448,053
                                                                                         ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
Annaly Mortgage Management, Inc.                                               285,900      3,845,355
                                                                                         ------------
ROAD & RAIL -- 0.7%
Norfolk Southern Corp.                                                          72,450      4,796,915
                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
Broadcom Corp. - Class A*                                                      393,775      7,336,028
Intel Corp.                                                                    400,100      7,493,873
Intersil Corp. - Class A                                                       152,775      2,533,010
                                                                                         ------------
                                                                                           17,362,911
                                                                                         ------------
SOFTWARE -- 5.5%
Adobe Systems, Inc.*                                                           156,500      6,177,055
Autodesk, Inc.*                                                                139,950      4,695,323
Electronic Arts, Inc.*                                                         118,500      4,383,315
Microsoft Corp.                                                                397,325     10,604,604
Oracle Corp.*                                                                  524,175     10,645,994
                                                                                         ------------
                                                                                           36,506,291
                                                                                         ------------
SPECIALTY RETAIL -- 1.9%
Lowe's Cos., Inc.                                                              202,725      4,802,555

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                        PAR AMOUNT      VALUE
--------------------                                                        ----------   ------------
TJX Co., Inc. (The)                                                            259,725   $  7,926,807
                                                                                         ------------
                                                                                           12,729,362
                                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.0%
Coach, Inc.*                                                                   162,975      4,080,894
NIKE, Inc. - Class B                                                           164,200     10,984,980
VF Corp.                                                                        63,500      4,909,185
                                                                                         ------------
                                                                                           19,975,059
                                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
America Movil, S.A.B de C.V. (ADR)                                              80,600      3,736,616
                                                                                         ------------
Total Common Stocks
   (Cost $770,363,714)                                                                    655,896,104
                                                                                         ------------
SHORT-TERM INVESTMENT -- 1.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $8,140,090 on 10/01/08 collateralized by
   $8,315,000 FHLB at 2.980% due 01/19/10 with a value of $8,306,352.
   (Cost -- $8,140,000)                                                     $8,140,000      8,140,000
                                                                                         ------------
TOTAL INVESTMENTS -- 100.4% (Cost $778,503,714#)                                          664,036,104
                                                                                         ------------
Other Assets and Liabilities (net) -- (0.4)%                                               (2,649,516)
                                                                                         ------------
TOTAL NET ASSETS -- 100.0%                                                               $661,386,588
                                                                                         ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $14,655,609 and $129,123,219 respectively, resulting in a net unrealized depreciation of $114,467,610.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $664,036,104          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $664,036,104          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES         VALUE
--------------------                                                        -----------   ------------
COMMON STOCKS -- 91.3%
COMMUNICATIONS EQUIPMENT -- 14.5%
Cisco Systems, Inc. *                                                           351,925   $  7,939,428
CommScope, Inc. *(a)                                                             23,265        805,900
Juniper Networks, Inc. *(a)                                                      78,020      1,643,881
QUALCOMM, Inc.                                                                  203,255      8,733,867
Research In Motion, Ltd. *                                                       46,315      3,163,315
Riverbed Technology, Inc. *(a)                                                  177,075      2,216,979
                                                                                          ------------
                                                                                            24,503,370
                                                                                          ------------
COMPUTERS & PERIPHERALS -- 19.0%
Apple, Inc. *                                                                    60,625      6,890,638
Dell, Inc. *                                                                    168,525      2,777,292
EMC Corp. *(a)                                                                  201,390      2,408,624
Hewlett-Packard Co.                                                             218,905     10,122,167
International Business Machines Corp.                                            84,865      9,925,810
                                                                                          ------------
                                                                                            32,124,531
                                                                                          ------------
ELECTRICAL EQUIPMENT -- 3.0%
ABB, Ltd. *                                                                      73,040      1,407,635
Energy Conversion Devices, Inc. *(a)                                              6,140        357,655
First Solar, Inc. *                                                               9,605      1,814,480
SunPower Corp. - Class A *(a)                                                    10,775        764,271
Suntech Power Holdings Co., Ltd. (ADR) *(a)                                      21,840        783,401
                                                                                          ------------
                                                                                             5,127,442
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
Diamond Offshore Drilling, Inc. (a)                                                 430         44,316
Weatherford International, Ltd. *                                                 2,603         65,439
                                                                                          ------------
                                                                                               109,755
                                                                                          ------------
INTERNET & CATALOG RETAIL -- 1.9%
Amazon.com, Inc. *                                                               44,405      3,230,908
                                                                                          ------------
INTERNET SOFTWARE & SERVICES -- 9.5%
Baidu.com (ADR) *                                                                 8,805      2,185,665
Google, Inc. - Class A *                                                         20,670      8,278,749
Tencent Holdings, Ltd.                                                          606,800      4,370,558
Yahoo!, Inc. *                                                                   77,300      1,337,290
                                                                                          ------------
                                                                                            16,172,262
                                                                                          ------------
IT SERVICES -- 2.9%
Accenture, Ltd. - Class A                                                        33,635      1,278,130
Cognizant Technology Solutions Corp. - Class A *(a)                             161,735      3,692,410
                                                                                          ------------
                                                                                             4,970,540
                                                                                          ------------
MEDIA -- 3.0%
Comcast Corp. - Class A (a)                                                     158,795      3,117,146
DIRECTV Group, Inc. (The) *(a)                                                   75,082      1,964,896
                                                                                          ------------
                                                                                             5,082,042
                                                                                          ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 9.6%
Analog Devices, Inc. (a)                                                         79,865      2,104,443
ASML Holding N.V. (ADR)                                                          29,225        514,652
Intel Corp. (a)                                                                 338,220      6,334,861
Intersil Corp. - Class A                                                         44,040        730,183
Linear Technology Corp. (a)                                                      54,465      1,669,897
ON Semiconductor Corp. *(a)                                                     355,795      2,405,174
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)                          227,665      2,133,221
Texas Instruments, Inc.                                                          17,040        366,360
                                                                                          ------------
                                                                                            16,258,791
                                                                                          ------------
SOFTWARE -- 26.2%
Activision Blizzard, Inc. *                                                     221,850      3,423,146

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                              SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT      VALUE
--------------------                                                        -----------   ------------
Adobe Systems, Inc. *                                                            22,920   $    904,652
CA, Inc.                                                                         55,480      1,107,381
Electronic Arts, Inc. *                                                          69,935      2,586,896
Longtop Financial Technologies, Ltd. (ADR) *(a)                                   8,283        116,707
McAfee, Inc. *(a)                                                                93,160      3,163,714
Microsoft Corp.                                                                 593,900     15,851,191
Nintendo Co., Ltd.                                                                7,600      3,176,459
Oracle Corp. *                                                                  369,510      7,504,748
Salesforce.com, Inc. *(a)                                                       134,555      6,512,462
                                                                                          ------------
                                                                                            44,347,356
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
American Tower Corp. - Class A *                                                 74,130      2,666,456
                                                                                          ------------
Total Common Stocks
   (Cost $180,605,362)                                                                     154,593,453
                                                                                          ------------
SHORT-TERM INVESTMENTS -- 28.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $14,134,157 on 10/01/08 collateralized by
   $14,435,000 FHLB at 2.428% due 01/13/10 with a value of $14,420,565.     $14,134,000     14,134,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)          33,891,373     33,891,373
                                                                                          ------------
Total Short-Term Investments
   (Cost $48,025,373)                                                                       48,025,373
                                                                                          ------------
TOTAL INVESTMENTS -- 119.6% (Cost $228,630,735#)                                           202,618,826
                                                                                          ------------
Other Assets and Liabilities (net) -- (19.6)%                                              (33,206,877)
                                                                                          ------------
TOTAL NET ASSETS -- 100.0%                                                                $169,411,949
                                                                                          ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $740,190 and $26,769,274 respectively, resulting in a net unrealized depreciation of $26,029,084.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $159,772,800          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       8,954,653           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $168,727,453          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                             SHARES        VALUE
--------------------                                           ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Clarion Global Real Estate Portfolio (Class A)(b)                764,757   $  8,144,666
Davis Venture Value Portfolio (Class A)(a)                       937,763     26,838,774
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)               504,825      5,265,325
Harris Oakmark Focused Value Portfolio (Class A)(a)               33,905      5,091,884
Harris Oakmark International Portfolio (Class A)(b)              951,196     10,444,128
Jennison Growth Portfolio (Class A)(a)                           524,417      5,181,239
Julius Baer International Stock Portfolio (Class A)(a)           751,218      7,219,206
Lazard Mid Cap Portfolio (Class A)(b)                            568,096      5,340,103
Legg Mason Partners Aggressive Growth Portfolio (Class A)(b)   2,583,641     15,165,973
Legg Mason Value Equity Portfolio (Class A)(b)                 1,975,945     12,863,403
Loomis Sayles Global Markets Portfolio (Class A)(b)            1,119,799      9,899,024
Lord Abbett Bond Debenture Portfolio (Class A)(b)                495,508      5,425,814
Lord Abbett Growth and Income Portfolio (Class A)(b)           1,334,165     27,377,068
Met/AIM Small Cap Growth Portfolio (Class A)(b)                  472,679      5,393,264
MFS(R) Emerging Markets Equity Portfolio (Class A)(b)          1,108,372      9,066,483
MFS(R) Research International Portfolio (Class A)(b)           1,040,550      9,697,922
PIMCO Inflation Protected Bond Portfolio (Class A)(b)            522,502      5,470,597
PIMCO Total Return Portfolio (Class A)(b)                        999,014     11,149,000
Rainier Large Cap Equity Portfolio (Class A)(b)                1,657,572     12,663,852
T. Rowe Price Mid Cap Growth Portfolio (Class A)(b)              726,793      5,152,964
Third Avenue Small Cap Value Portfolio (Class A)(b)            1,591,329     22,342,263
Turner Mid Cap Growth Portfolio (Class A)(b)                     483,335      4,949,346
Van Kampen Comstock Portfolio (Class A)(b)                     3,704,712     32,934,886
                                                                           ------------
Total Investment Company Securities
   (Cost $304,078,816)                                                      263,077,184
                                                                           ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $304,078,816#)                                                        263,077,184
                                                                           ------------
Other Assets and Liabilities (net) -- 0.0%                                     (120,245)
                                                                           ------------
TOTAL NET ASSETS -- 100.0%                                                 $262,956,939
                                                                           ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $41,001,632 respectively, resulting in a net unrealized depreciation of $41,001,632.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $263,077,184           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                            $263,077,184           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                SHARES       VALUE
--------------------                                              ---------   -----------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(b)                         733,532   $ 5,222,745
Clarion Global Real Estate Portfolio (Class A)(b)                   489,595     5,214,185
Davis Venture Value Portfolio (Class A)(a)                          630,413    18,042,423
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)                  484,855     5,057,039
Harris Oakmark Focused Value Portfolio (Class A)(a)                  48,862     7,338,060
Harris Oakmark International Portfolio (Class A)(b)                 685,211     7,523,621
Jennison Growth Portfolio (Class A)(a)                              503,773     4,977,277
Julius Baer International Stock Portfolio (Class A)(a)              721,981     6,938,239
Lazard Mid Cap Portfolio (Class A)(b)                               818,330     7,692,297
Legg Mason Partners Aggressive Growth Portfolio (Class A)(b)      1,654,961     9,714,619
Legg Mason Value Equity Portfolio (Class A)(b)                    1,898,525    12,359,401
Loomis Sayles Global Markets Portfolio (Class A)(b)               1,075,987     9,511,724
Lord Abbett Bond Debenture Portfolio (Class A)(b)                 1,189,452    13,024,495
Lord Abbett Growth and Income Portfolio (Class A)(b)                768,679    15,773,302
Met/AIM Small Cap Growth Portfolio (Class A)(b)                     453,879     5,178,757
MFS(R) Emerging Markets Equity Portfolio (Class A)(b)               799,550     6,540,322
MFS(R) Research International Portfolio (Class A)(b)                750,012     6,990,112
PIMCO Inflation Protected Bond Portfolio (Class A)(b)             1,254,143    13,130,879
PIMCO Total Return Portfolio (Class A)(b)                         2,877,218    32,109,748
Rainier Large Cap Equity Portfolio (Class A)(b)                     955,577     7,300,611
T. Rowe Price Mid Cap Growth Portfolio (Class A)(b)                 698,169     4,950,019
Third Avenue Small Cap Value Portfolio (Class A)(b)                 763,841    10,724,333
Turner Mid Cap Growth Portfolio (Class A)(b)                        464,417     4,755,633
Van Kampen Comstock Portfolio (Class A)(b)                        2,371,497    21,082,610
Western Asset Management U.S. Government Portfolio (Class A)(a)   1,179,547    14,048,402
                                                                             ------------
Total Investment Company Securities
   (Cost $290,236,702)                                                        255,200,853
                                                                             ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $290,236,702#)                                                       255,200,853
                                                                             ------------
Other Assets and Liabilities (net) -- 0.0%                                       (116,343)
                                                                             ------------
TOTAL NET ASSETS -- 100.0%                                                   $255,084,510
                                                                             ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $199,479 and $35,235,328 respectively, resulting in a net unrealized depreciation of $35,035,849.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $255,200,853          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $255,200,853          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES       VALUE
--------------------                                                        ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.1%
Clarion Global Real Estate Portfolio (Class A)(b)                             457,795   $  4,875,518
Davis Venture Value Portfolio (Class A)(a)                                    421,033     12,049,974
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)                            226,694      2,364,424
Harris Oakmark Focused Value Portfolio (Class A)(a)                            30,439      4,571,281
Harris Oakmark International Portfolio (Class A)(b)                           533,756      5,860,640
Jennison Growth Portfolio (Class A)(a)                                        353,097      3,488,597
Julius Baer International Stock Portfolio (Class A)(a)                        448,955      4,314,457
Lazard Mid Cap Portfolio (Class A)(b)                                         382,762      3,597,961
Legg Mason Partners Aggressive Growth Portfolio (Class A)(b)                1,352,816      7,941,028
Legg Mason Value Equity Portfolio (Class A)(b)                              1,241,266      8,080,639
Lord Abbett Growth and Income Portfolio (Class A)(b)                          599,059     12,292,684
Met/AIM Small Cap Growth Portfolio (Class A)(b)                               424,699      4,845,821
MFS(R) Emerging Markets Equity Portfolio (Class A)(b)                         620,345      5,074,424
MFS(R) Research International Portfolio (Class A)(b)                          466,479      4,347,586
Rainier Large Cap Equity Portfolio (Class A)(b)                               892,508      6,818,762
Third Avenue Small Cap Value Portfolio (Class A)(b)                           804,464     11,294,673
Turner Mid Cap Growth Portfolio (Class A)(b)                                  216,886      2,220,917
Van Kampen Comstock Portfolio (Class A)(b)                                  1,525,324     13,560,128
                                                                                        ------------
Total Investment Company Securities
(Cost $136,684,170)                                                                      117,599,514
                                                                                        ------------
TOTAL INVESTMENTS -- 100.1%
(Cost $136,684,170#)                                                                     117,599,514
                                                                                        ------------
Other Assets and Liabilities (net) -- (0.1)%                                                 (64,738)
                                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                                              $117,534,776
                                                                                        ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $19,084,656 respectively, resulting in a net unrealized depreciation of $19,084,656.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $117,599,514           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                            $117,599,514           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                        SHARES           VALUE
--------------------                                                     ------------   --------------
COMMON STOCKS -- 95.5%
AEROSPACE & DEFENSE -- 2.9%
Alliant Techsystems, Inc.*(a)                                                 112,000   $   10,521,280
Rockwell Collins, Inc.                                                        303,000       14,571,270
                                                                                        --------------
                                                                                            25,092,550
                                                                                        --------------
AIR FREIGHT & LOGISTICS -- 0.3%
UTI Worldwide, Inc.                                                           149,000        2,535,980
                                                                                        --------------
AIRLINES -- 1.3%
Southwest Airlines Co.                                                        750,000       10,882,500
                                                                                        --------------
AUTO COMPONENTS -- 0.9%
WABCO Holdings, Inc.                                                          221,000        7,854,340
                                                                                        --------------
BIOTECHNOLOGY -- 5.1%
Alexion Pharmaceuticals, Inc.*(a)                                              82,000        3,222,600
Amylin Pharmaceuticals, Inc.*(a)                                              104,000        2,102,880
BioMarin Pharmaceutical, Inc.*                                                125,000        3,311,250
Cephalon, Inc.*(a)                                                            174,000       13,483,260
Human Genome Sciences, Inc.*(a)                                               302,000        1,917,700
ImClone Systems, Inc.*                                                         56,000        3,496,640
Medarex, Inc.*                                                                117,000          756,990
Myriad Genetics, Inc.*(a)                                                      52,000        3,373,760
OSI Pharmaceuticals, Inc.*(a)                                                  77,000        3,795,330
Theravance, Inc.*(a)                                                          135,000        1,682,100
Vertex Pharmaceuticals, Inc.*                                                 197,000        6,548,280
                                                                                        --------------
                                                                                            43,690,790
                                                                                        --------------
CAPITAL MARKETS -- 2.9%
Ameriprise Financial, Inc.                                                    126,000        4,813,200
Eaton Vance Corp. (a)                                                         251,000        8,842,730
Och-Ziff Capital Management Group LLC - Class A (a)                           161,000        1,882,090
Raymond James Financial, Inc. (a)                                             154,000        5,078,920
TD Ameritrade Holding Corp.*                                                  248,000        4,017,600
                                                                                        --------------
                                                                                            24,634,540
                                                                                        --------------
CHEMICALS -- 0.1%
Intrepid Potash, Inc.*(a)                                                      17,000          512,380
                                                                                        --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.0%
EnergySolutions (a)                                                           168,000        1,680,000
Iron Mountain, Inc.*(a)                                                       284,000        6,932,440
                                                                                        --------------
                                                                                             8,612,440
                                                                                        --------------
COMMUNICATIONS EQUIPMENT -- 2.2%
Ciena Corp.*(a)                                                                38,000          383,040
Harris Corp.                                                                   19,000          877,800
JDS Uniphase Corp.*(a)                                                        763,000        6,454,980
Juniper Networks, Inc.*(a)                                                    515,000       10,851,050
                                                                                        --------------
                                                                                            18,566,870
                                                                                        --------------
COMPUTERS & PERIPHERALS -- 0.6%
Seagate Technology                                                            445,000        5,393,400
                                                                                        --------------
CONSTRUCTION & ENGINEERING -- 1.1%
Quanta Services, Inc.*(a)                                                     352,000        9,507,520
                                                                                        --------------
DISTRIBUTORS -- 0.3%
LKQ Corp.*(a)                                                                 126,000        2,138,220
                                                                                        --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Interactive Brokers Group, Inc. - Class A*(a)                                 186,000        4,123,620
                                                                                        --------------
ELECTRICAL EQUIPMENT -- 4.1%
AMETEK, Inc.                                                                  364,000       14,840,280

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Roper Industries, Inc. (a)                                                    313,000   $   17,828,480
SunPower Corp. - Class A*(a)                                                   31,000        2,198,830
SunPower Corp. - Class B*                                                       6,000          414,300
                                                                                        --------------
                                                                                            35,281,890
                                                                                        --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.9%
Dolby Laboratories, Inc.*                                                     192,000        6,756,480
FLIR Systems, Inc.*(a)                                                        436,000       16,751,120
Itron, Inc.*(a)                                                                17,000        1,505,010
                                                                                        --------------
                                                                                            25,012,610
                                                                                        --------------
ENERGY EQUIPMENT & SERVICES -- 5.1%
BJ Services Co.                                                               429,000        8,206,770
Cameron International Corp.*                                                   76,000        2,929,040
FMC Technologies, Inc.*                                                       175,000        8,146,250
IHS, Inc. - Class A*                                                           95,000        4,525,800
Smith International, Inc.                                                     240,000       14,073,600
TETRA Technologies, Inc.*(a)                                                  188,000        2,603,800
Trican Well Service, Ltd.                                                     191,000        2,883,291
                                                                                        --------------
                                                                                            43,368,551
                                                                                        --------------
FOOD & STAPLES RETAILING -- 1.5%
Shoppers Drug Mart Corp.                                                      110,000        5,337,201
Whole Foods Market, Inc. (a)                                                  381,000        7,631,430
                                                                                        --------------
                                                                                            12,968,631
                                                                                        --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
C.R. Bard, Inc.                                                                81,000        7,684,470
DENTSPLY International, Inc.                                                  188,000        7,057,520
Edwards Lifesciences Corp.*(a)                                                215,000       12,418,400
Gen-Probe, Inc.*                                                               66,000        3,501,300
                                                                                        --------------
                                                                                            30,661,690
                                                                                        --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
Coventry Health Care, Inc.*                                                   113,000        3,678,150
Health Net, Inc.*                                                             131,000        3,091,600
Henry Schein, Inc.*                                                           190,000       10,229,600
Humana, Inc.*                                                                  98,000        4,037,600
                                                                                        --------------
                                                                                            21,036,950
                                                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 3.4%
Chipotle Mexican Grill, Inc.*(a)                                              121,000        5,656,750
Gaylord Entertainment Co.*(a)                                                 155,000        4,552,350
International Game Technology                                                 260,000        4,466,800
Marriott International, Inc. - Class A                                        302,000        7,879,180
Panera Bread Co.*(a)                                                           33,000        1,679,700
Pinnacle Entertainment, Inc.*(a)                                               48,000          362,880
Tim Hortons, Inc. (a)                                                         154,000        4,563,020
                                                                                        --------------
                                                                                            29,160,680
                                                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.8%
AES Corp.*(a)                                                                 254,000        2,969,260
Dynegy, Inc. - Class A*                                                       946,000        3,386,680
                                                                                        --------------
                                                                                             6,355,940
                                                                                        --------------
INDUSTRIAL CONGLOMERATES -- 0.4%
McDermott International, Inc.*                                                143,000        3,653,650
                                                                                        --------------
INSURANCE -- 2.3%
Assurant, Inc.                                                                115,200        6,336,000
Axis Capital Holdings, Ltd.                                                   220,000        6,976,200
Philadelphia Consolidated Holding Corp.*                                       41,000        2,401,370
Principal Financial Group, Inc.                                                85,000        3,696,650
                                                                                        --------------
                                                                                            19,410,220
                                                                                        --------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

INTERNET & CATALOG RETAIL -- 2.4%
Amazon.com, Inc.*                                                             176,000   $   12,805,760
Expedia, Inc.*(a)                                                             509,000        7,690,990
                                                                                        --------------
                                                                                            20,496,750
                                                                                        --------------
INTERNET SOFTWARE & SERVICES -- 0.9%
VeriSign, Inc.*(a)                                                            302,000        7,876,160
                                                                                        --------------
IT SERVICES -- 6.6%
DST Systems, Inc.*(a)                                                         192,000       10,750,080
Fiserv, Inc.*                                                                 192,000        9,085,440
Global Payments, Inc.                                                         266,000       11,932,760
SAIC, Inc.*                                                                   581,000       11,753,630
Western Union Co.                                                             506,000       12,483,020
                                                                                        --------------
                                                                                            56,004,930
                                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES -- 3.2%
Illumina, Inc.*(a)                                                            190,000        7,700,700
Millipore Corp.*(a)                                                            96,000        6,604,800
Qiagen N.V.*(a)                                                               261,000        5,149,530
Waters Corp.*                                                                 128,000        7,447,040
                                                                                        --------------
                                                                                            26,902,070
                                                                                        --------------
MACHINERY -- 2.7%
Danaher Corp. (a)                                                              60,000        4,164,000
Harsco Corp.                                                                  105,000        3,904,950
IDEX Corp.                                                                    270,000        8,375,400
ITT Corp.                                                                      93,000        5,171,730
Oshkosh Truck Corp.                                                           130,000        1,710,800
                                                                                        --------------
                                                                                            23,326,880
                                                                                        --------------
MEDIA -- 3.4%
Ascent Media Corp. - Class A*                                                  18,000          439,380
Cablevision Systems Corp. - Class A                                           318,000        8,000,880
Clear Channel Outdoor Holdings, Inc.*(a)                                      288,000        3,939,840
Discovery Communications, Inc. - Class A*                                     190,900        2,703,144
Discovery Communications, Inc. - Class C*                                     186,000        2,650,500
Lamar Advertising Co. - Class A*(a)                                           326,000       10,070,140
Sirius XM Radio, Inc.*(a)                                                   2,545,000        1,450,650
                                                                                        --------------
                                                                                            29,254,534
                                                                                        --------------
METALS & MINING -- 1.6%
Agnico-Eagle Mines, Ltd. (a)                                                  159,000        8,756,130
Teck Cominco, Ltd. - Class B                                                  181,000        5,270,720
                                                                                        --------------
                                                                                            14,026,850
                                                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 4.5%
CNX Gas Corp.*(a)                                                             254,000        5,687,060
CONSOL Energy, Inc.                                                           181,000        8,306,090
EOG Resources, Inc.                                                            96,000        8,588,160
Murphy Oil Corp.                                                              112,000        7,183,680
Peabody Energy Corp.                                                           95,000        4,275,000
SandRidge Energy, Inc.*                                                        16,000          313,600
XTO Energy, Inc.                                                               79,000        3,675,080
                                                                                        --------------
                                                                                            38,028,670
                                                                                        --------------
PHARMACEUTICALS -- 2.0%
Elan Corp. Plc (ADR)*                                                         441,000        4,705,470
Sepracor, Inc.*                                                               100,000        1,831,000
Valeant Pharmaceuticals International*(a)                                     293,000        5,997,710
Warner Chilcott, Ltd.*(a)                                                     268,000        4,052,160
                                                                                        --------------
                                                                                            16,586,340
                                                                                        --------------
PROFESSIONAL SERVICES -- 1.6%
Manpower, Inc.                                                                135,000        5,826,600

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                            SHARES/
SECURITY DESCRIPTION                                                      PAR AMOUNT        VALUE
--------------------                                                     ------------   --------------
Robert Half International, Inc. (a)                                           320,000   $    7,920,000
                                                                                        --------------
                                                                                            13,746,600
                                                                                        --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
St. Joe Co. (The)(a)                                                          124,000        4,847,160
                                                                                        --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.2%
Altera Corp. (a)                                                              451,000        9,326,680
Cree, Inc.*(a)                                                                108,000        2,460,240
Intersil Corp. - Class A                                                      254,000        4,211,320
Marvell Technology Group, Ltd.*(a)                                            659,000        6,128,700
Microchip Technology, Inc. (a)                                                238,000        7,004,340
ON Semiconductor Corp.*(a)                                                    684,000        4,623,840
PMC-Sierra, Inc.*(a)                                                          492,000        3,650,640
Teradyne, Inc.*                                                               381,000        2,975,610
Varian Semiconductor Equipment Associates, Inc.*(a)                           137,000        3,441,440
Xilinx, Inc. (a)                                                              381,000        8,934,450
                                                                                        --------------
                                                                                            52,757,260
                                                                                        --------------
SOFTWARE -- 5.2%
Amdocs, Ltd.*                                                                 318,000        8,706,840
Autodesk, Inc.*                                                               192,000        6,441,600
FactSet Research Systems, Inc. (a)                                             75,000        3,918,750
Jack Henry & Associates, Inc. (a)                                             190,000        3,862,700
McAfee, Inc.*                                                                 221,000        7,505,160
MICROS Systems, Inc.*                                                         188,000        5,012,080
Red Hat, Inc.*(a)                                                             334,000        5,033,380
Salesforce.com, Inc.*                                                          83,000        4,017,200
                                                                                        --------------
                                                                                            44,497,710
                                                                                        --------------
SPECIALTY RETAIL -- 4.3%
Bed Bath & Beyond, Inc.*(a)                                                   287,000        9,014,670
Best Buy Co., Inc. (a)                                                         48,000        1,800,000
CarMax, Inc.*(a)                                                              318,000        4,452,000
J. Crew Group, Inc.*(a)                                                       153,000        4,371,210
O' Reilly Automotive, Inc.*                                                   256,000        6,853,120
PetSmart, Inc. (a)                                                            345,000        8,524,950
Williams-Sonoma, Inc. (a)                                                      86,000        1,391,480
                                                                                        --------------
                                                                                            36,407,430
                                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
Fastenal Co. (a)                                                               98,000        4,840,220
MSC Industrial Direct Co., Inc. - Class A (a)                                 104,000        4,791,280
                                                                                        --------------
                                                                                             9,631,500
                                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.4%
American Tower Corp. - Class A*                                               252,000        9,064,440
Crown Castle International Corp.*                                             292,000        8,459,240
Leap Wireless International, Inc.*                                            177,000        6,743,700
Metropcs Communications, Inc.*(a)                                             222,000        3,105,780
Rogers Communications, Inc. - Class B                                          42,000        1,396,080
                                                                                        --------------
                                                                                            28,769,240
                                                                                        --------------
Total Common Stocks
   (Cost $842,879,473)                                                                     813,616,046
                                                                                        --------------
SHORT-TERM INVESTMENTS -- 32.8%
State Street Navigator Securities Lending Trust Prime Portfolio (b)      $239,525,323   $  239,525,323
T. Rowe Price Government Reserve Investment Fund **                        40,180,581       40,180,581
                                                                                        --------------
Total Short-Term Investments
   (Cost $279,705,904)                                                                     279,705,904
                                                                                        --------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 128.3% (Cost $1,122,585,377)                                        1,093,321,950
                                                                                        --------------
Other Assets and Liabilities (net) -- (28.3)%                                             (240,874,357)
                                                                                        --------------
TOTAL NET ASSETS -- 100.0%                                                              $  852,447,593
                                                                                        ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
**   Affiliated issuer.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $95,342,396 and $126,752,174 respectively, resulting in a net unrealized depreciation of $31,409,778.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $813,616,046           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       40,180,581            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0            0
                                                --------------   ---------------
TOTAL                                             $853,796,627           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES          VALUE
--------------------                                                        -----------   --------------
COMMON STOCKS -- 93.1%
AEROSPACE & DEFENSE  -- 1.3%
Herley Industries, Inc. *(a)                                                  1,240,656   $   21,215,218
                                                                                          --------------
AUTO COMPONENTS  -- 2.7%
Superior Industries International, Inc. (a)                                   2,271,422       43,520,446
                                                                                          --------------
AUTOMOBILES  -- 0.1%
Coachmen Industries, Inc. *(a)                                                1,340,484        2,211,799
                                                                                          --------------
BEVERAGES  -- 1.6%
Sapporo Holdings, Ltd.                                                        3,567,800       26,632,506
                                                                                          --------------
BUILDING PRODUCTS  -- 1.5%
Insteel Industries, Inc. (a)                                                    692,534        9,411,537
USG Corp. *(a)                                                                  552,592       14,146,355
                                                                                          --------------
                                                                                              23,557,892
                                                                                          --------------
CAPITAL MARKETS  -- 1.1%
Ichiyoshi Securities Co., Ltd.                                                  481,600        5,061,826
Westwood Holdings Group, Inc. (a)                                               278,425       13,197,345
                                                                                          --------------
                                                                                              18,259,171
                                                                                          --------------
CHEMICALS  -- 5.7%
Lanxess AG                                                                    1,476,147       40,800,202
Westlake Chemical Corp. (a)                                                   2,460,039       51,734,620
                                                                                          --------------
                                                                                              92,534,822
                                                                                          --------------
COMMUNICATIONS EQUIPMENT  -- 6.6%
Bel Fuse, Inc. - Class A (a)                                                     51,719        1,422,272
Bel Fuse, Inc. - Class B (a)                                                    340,298        9,688,284
CommScope, Inc. *(a)                                                            220,262        7,629,876
Sycamore Networks, Inc. *                                                    12,472,108       40,284,909
Tellabs, Inc. *(a)                                                           11,593,856       47,071,055
                                                                                          --------------
                                                                                             106,096,396
                                                                                          --------------
COMPUTERS & PERIPHERALS  -- 3.5%
Electronics for Imaging, Inc. *                                               1,418,311       19,757,072
Lexmark International, Inc. - Class A *(a)                                    1,114,655       36,304,314
                                                                                          --------------
                                                                                              56,061,386
                                                                                          --------------
DISTRIBUTORS  -- 0.3%
Handleman Co. *(a)                                                            2,664,043        4,662,075
                                                                                          --------------
DIVERSIFIED FINANCIAL SERVICES  -- 1.0%
CIT Group, Inc. (a)                                                             949,666        6,609,676
Leucadia National Corp. (a)                                                     204,337        9,285,073
                                                                                          --------------
                                                                                              15,894,749
                                                                                          --------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.1%
IDT Corp. - Class B *(a)                                                      1,227,800          908,449
                                                                                          --------------
ELECTRICAL EQUIPMENT & SERVICES  -- 1.9%
Encore Wire Corp. (a)                                                         1,697,003       30,732,724
                                                                                          --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS  -- 4.5%
AVX Corp. (a)                                                                 1,629,638       16,606,011
Coherent, Inc. *                                                                365,350       12,988,192
Electro Scientific Industries, Inc. *                                         1,083,276       15,404,185
GSI Group, Inc. *(a)                                                          1,503,449        5,307,175
Ingram Micro, Inc. - Class A *                                                  615,450        9,890,282
Park Electrochemical Corp.                                                      520,359       12,613,502
                                                                                          --------------
                                                                                              72,809,347
                                                                                          --------------
ENERGY EQUIPMENT & SERVICES  -- 7.6%
Bristow Group, Inc. *(a)                                                        646,442       21,875,597

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Bronco Drilling Co., Inc. *                                                   3,595,750   $   36,748,565
Pioneer Drilling Co. *(a)                                                     2,877,459       38,270,205
Tidewater, Inc. (a)                                                             461,065       25,524,558
                                                                                          --------------
                                                                                             122,418,925
                                                                                          --------------
FOOD & STAPLES RETAILING  -- 1.1%
Circle K Sunkus Co., Ltd.                                                     1,037,500       17,110,229
                                                                                          --------------
FOOD PRODUCTS  -- 0.3%
Industrias Bachoco S.A. (ADR)                                                   219,006        5,350,317
                                                                                          --------------
HEALTH CARE PROVIDERS & SERVICES  -- 1.3%
Cross Country Healthcare, Inc. *(a)                                           1,298,790       21,157,289
                                                                                          --------------
HOTELS, RESTAURANTS & LEISURE  -- 0.7%
GuocoLeisure, Ltd. *                                                         11,185,000        3,544,532
Vail Resorts, Inc. *(a)                                                         218,079        7,621,861
                                                                                          --------------
                                                                                              11,166,393
                                                                                          --------------
HOUSEHOLD DURABLES  -- 6.3%
Cavco Industries, Inc. *(a)                                                     814,943       29,460,190
M.D.C. Holdings, Inc. (a)                                                       416,846       15,252,395
Russ Berrie & Co., Inc. *                                                       336,290        2,579,344
Skyline Corp. (a)                                                             1,441,570       38,100,695
Stanley Furniture Co., Inc. (a)                                               1,900,482       17,351,401
                                                                                          --------------
                                                                                             102,744,025
                                                                                          --------------
INSURANCE  -- 8.7%
Arch Capital Group, Ltd. *                                                      145,974       10,660,481
E-L Financial Corp.                                                              38,155       17,639,353
FBL Financial Group, Inc. - Class A                                             322,700        9,000,103
MBIA, Inc. (a)                                                                3,600,076       42,840,904
Montpelier Re Holdings, Ltd. (a)                                              1,919,800       31,695,898
National Western Life Insurance Co. - Class A                                    97,235       23,537,677
Phoenix Cos., Inc. (The)                                                        589,300        5,445,132
                                                                                          --------------
                                                                                             140,819,548
                                                                                          --------------
LEISURE EQUIPMENT & PRODUCTS  -- 0.8%
JAKKS Pacific, Inc. *(a)                                                        451,937       11,257,751
Leapfrog Enterprises, Inc. *(a)                                                 187,060        1,975,353
                                                                                          --------------
                                                                                              13,233,104
                                                                                          --------------
LIFE SCIENCES TOOLS & SERVICES  -- 0.4%
Pharmaceutical Product Development, Inc.                                        172,350        7,126,673
                                                                                          --------------
MACHINERY  -- 0.6%
Alamo Group, Inc. (a)                                                           605,612       10,325,685
                                                                                          --------------
MARINE  -- 1.8%
Alexander & Baldwin, Inc. (a)                                                   659,955       29,057,819
                                                                                          --------------
MEDIA  -- 0.5%
Journal Communications, Inc. - Class A (a)                                    1,578,541        7,703,280
                                                                                          --------------
MULTILINE RETAIL  -- 1.9%
Parco Co., Ltd.                                                               2,962,600       31,302,548
                                                                                          --------------
OIL, GAS & CONSUMABLE FUELS  -- 7.1%
BW GAS, Ltd. *                                                                1,869,000       14,065,572
Cimarex Energy Co.                                                            1,326,492       64,878,724
St. Mary Land & Exploration Co.                                               1,030,442       36,735,257
                                                                                          --------------
                                                                                             115,679,553
                                                                                          --------------
PAPER & FOREST PRODUCTS  -- 4.4%
Canfor Corp. *                                                                2,077,200       15,992,029
Deltic Timber Corp. (a)                                                         183,853       11,700,405
Glatfelter                                                                    1,919,051       25,983,950
Louisiana-Pacific Corp. (a)                                                     928,326        8,633,432

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT        VALUE
--------------------                                                        -----------   --------------
TimberWest Forest Corp.                                                         749,400   $    8,625,984
                                                                                          --------------
                                                                                              70,935,800
                                                                                          --------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.1%
Origen Financial, Inc.                                                          921,331        1,133,237
                                                                                          --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  -- 7.7%
Brookfield Asset Management, Inc. - Class A                                   1,548,017       42,477,586
Forest City Enterprises, Inc. - Class A                                         882,457       27,064,956
Hang Lung Group, Ltd.                                                         5,792,000       18,356,601
St. Joe Co. (The) *(a)                                                          455,439       17,803,111
Wheelock & Co. Ltd.                                                          10,169,000       18,472,076
                                                                                          --------------
                                                                                             124,174,330
                                                                                          --------------
SOFTWARE  -- 1.6%
Borland Software Corp. *(a)                                                   3,617,207        5,534,327
Sybase, Inc. *                                                                  433,225       13,265,349
Synopsys, Inc. *                                                                332,436        6,632,098
                                                                                          --------------
                                                                                              25,431,774
                                                                                          --------------
SPECIALTY RETAIL  -- 1.9%
Haverty Furniture Cos., Inc. (a)                                              2,723,973       31,162,251
                                                                                          --------------
TEXTILES, APPAREL & LUXURY GOODS  -- 3.2%
K-Swiss, Inc. - Class A (a)                                                   2,937,706       51,116,084
                                                                                          --------------
THRIFTS & MORTGAGE FINANCE  -- 3.2%
Brookline Bancorp, Inc.                                                         803,445       10,276,061
Kearny Financial Corp. (a)                                                      964,607       11,806,790
NewAlliance Bancshares, Inc. (a)                                              1,632,483       24,536,219
Radian Group, Inc.                                                              890,716        4,489,209
                                                                                          --------------
                                                                                              51,108,279
                                                                                          --------------
Total Common Stocks
   (Cost $1,648,862,716)                                                                   1,505,354,123
                                                                                          --------------
SHORT-TERM INVESTMENTS -- 35.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $113,526,261 on 10/01/08 collateralized by
   $115,920,000 FHLB at 2.980% due 01/19/10 with a value of $115,799,443.  $113,525,000      113,525,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)         464,427,960      464,427,960
                                                                                          --------------
Total Short-Term Investments
   (Cost $577,952,960)                                                                       577,952,960
                                                                                          --------------
TOTAL INVESTMENTS -- 128.9% (Cost $2,226,815,676)                                          2,083,307,083
                                                                                          --------------
Other Assets and Liabilities (net) -- (28.9)%                                               (466,928,934)
                                                                                          --------------
TOTAL NET ASSETS -- 100.0%                                                                $1,616,378,149
                                                                                          ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $133,260,517 and $277,162,001 respectively, resulting in a net unrealized depreciation of $143,901,484.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,443,533,031          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      175,346,092           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------   ---------------
TOTAL                                           $1,618,879,123          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                          SHARES         VALUE
--------------------                                                       -----------   -------------
COMMON STOCKS -- 97.4%
AUTOMOBILES -- 1.2%
Harley-Davidson, Inc. (a)                                                      115,080   $   4,292,484
                                                                                         -------------
BIOTECHNOLOGY -- 2.5%
Alexion Pharmaceuticals, Inc. *(a)                                              88,180       3,465,474
Myriad Genetics, Inc. *(a)                                                      28,690       1,861,407
United Therapeutics Corp. *(a)                                                  34,410       3,618,900
                                                                                         -------------
                                                                                             8,945,781
                                                                                         -------------
CAPITAL MARKETS -- 4.1%
Lazard, Ltd. - Class A                                                          52,750       2,255,590
Northern Trust Corp.                                                            82,340       5,944,948
T. Rowe Price Group, Inc. (a)                                                  122,350       6,571,418
                                                                                         -------------
                                                                                            14,771,956
                                                                                         -------------
CHEMICALS -- 2.6%
Airgas, Inc.                                                                    82,990       4,120,453
Ecolab, Inc.                                                                    55,880       2,711,298
Sigma-Aldrich Corp.                                                             50,350       2,639,347
                                                                                         -------------
                                                                                             9,471,098
                                                                                         -------------
COMMERCIAL & PROFESSIONAL SERVICES -- 2.7%
Clean Harbors, Inc. *                                                           42,621       2,879,049
Covanta Holding Corp. *                                                        128,810       3,083,711
Stericycle, Inc. *                                                              67,010       3,947,559
                                                                                         -------------
                                                                                             9,910,319
                                                                                         -------------
COMMUNICATIONS EQUIPMENT -- 3.6%
F5 Networks, Inc. *(a)                                                         199,506       4,664,450
Juniper Networks, Inc. *(a)                                                    277,920       5,855,775
Polycom, Inc. *(a)                                                             110,470       2,555,171
                                                                                         -------------
                                                                                            13,075,396
                                                                                         -------------
CONSTRUCTION & ENGINEERING -- 2.3%
Fluor Corp.                                                                     78,320       4,362,424
Quanta Services, Inc. *(a)                                                     151,920       4,103,359
                                                                                         -------------
                                                                                             8,465,783
                                                                                         -------------
CONTAINERS & PACKAGING -- 1.8%
Pactiv Corp. *                                                                 151,400       3,759,262
Temple-Inland, Inc. (a)                                                        169,900       2,592,674
                                                                                         -------------
                                                                                             6,351,936
                                                                                         -------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. - Class A *                                                  25,980       1,540,614
                                                                                         -------------
ELECTRIC UTILITIES -- 1.0%
PPL Corp.                                                                      100,120       3,706,442
                                                                                         -------------
ELECTRICAL EQUIPMENT -- 2.7%
AMETEK, Inc.                                                                   108,620       4,428,437
SunPower Corp. - Class A *(a)                                                   73,190       5,191,367
                                                                                         -------------
                                                                                             9,619,804
                                                                                         -------------
ENERGY EQUIPMENT & SERVICES -- 4.5%
Cameron International Corp. *                                                  119,850       4,619,019
Diamond Offshore Drilling, Inc.                                                 31,190       3,214,442
Dresser-Rand Group, Inc. *                                                     100,260       3,155,182
Smith International, Inc.                                                       89,200       5,230,688
                                                                                         -------------
                                                                                            16,219,331
                                                                                         -------------
FOOD PRODUCTS -- 0.9%
McCormick & Co., Inc.                                                           80,990       3,114,065
                                                                                         -------------

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

GAS UTILITIES -- 0.7%
Questar Corp.                                                                   57,890   $   2,368,859
                                                                                         -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
Beckman Coulter, Inc.                                                           32,690       2,320,663
DENTSPLY International, Inc.                                                    80,720       3,030,229
Intuitive Surgical, Inc. *                                                      19,350       4,662,963
                                                                                         -------------
                                                                                            10,013,855
                                                                                         -------------
HEALTH CARE PROVIDERS & SERVICES -- 3.2%
Express Scripts, Inc. *                                                        113,400       8,371,188
Henry Schein, Inc. *                                                            61,440       3,307,930
                                                                                         -------------
                                                                                            11,679,118
                                                                                         -------------
HOTELS, RESTAURANTS & LEISURE -- 3.4%
MGM MIRAGE *(a)                                                                 73,260       2,087,910
WMS Industries, Inc. *(a)                                                      170,794       5,221,173
Wynn Resorts, Ltd. (a)                                                          60,000       4,898,400
                                                                                         -------------
                                                                                            12,207,483
                                                                                         -------------
HOUSEHOLD DURABLES -- 1.7%
Pulte Homes, Inc. (a)                                                          219,590       3,067,672
Toll Brothers, Inc. *                                                          117,490       2,964,273
                                                                                         -------------
                                                                                             6,031,945
                                                                                         -------------
HOUSEHOLD PRODUCTS -- 1.0%
Clorox Co. (The)                                                                54,900       3,441,681
                                                                                         -------------
INSURANCE -- 1.4%
Aon Corp.                                                                      110,180       4,953,693
                                                                                         -------------
INTERNET SOFTWARE & SERVICES -- 3.2%
Baidu.com (ADR) *                                                               11,440       2,839,751
Omniture, Inc. *(a)                                                            223,270       4,099,237
VistaPrint, Ltd. *(a)                                                          136,810       4,492,841
                                                                                         -------------
                                                                                            11,431,829
                                                                                         -------------
IT SERVICES -- 1.5%
Fiserv, Inc. *                                                                 114,830       5,433,756
                                                                                         -------------
LIFE SCIENCES TOOLS & SERVICES -- 3.3%
Charles River Laboratories International, Inc. *                                53,470       2,969,189
Covance, Inc. *(a)                                                              54,260       4,797,127
Illumina, Inc. *(a)                                                             99,380       4,027,871
                                                                                         -------------
                                                                                            11,794,187
                                                                                         -------------
MACHINERY -- 4.4%
AGCO Corp. *(a)                                                                 61,890       2,637,133
Cummins, Inc.                                                                  101,800       4,450,696
ESCO Technologies, Inc. *                                                       17,900         862,243
Flowserve Corp.                                                                 37,185       3,300,913
Pentair, Inc.                                                                   44,090       1,524,191
SPX Corp.                                                                       38,560       2,969,120
                                                                                         -------------
                                                                                            15,744,296
                                                                                         -------------
MEDIA -- 0.7%
Cablevision Systems Corp. - Class A                                            105,670       2,658,657
                                                                                         -------------
Multiline Retail -- 2.5%
Big Lots, Inc. *(a)                                                             85,290       2,373,621
Kohl's Corp. *                                                                 141,370       6,514,329
                                                                                         -------------
                                                                                             8,887,950
                                                                                         -------------
OIL, GAS & CONSUMABLE FUELS -- 5.3%
Alpha Natural Resources, Inc. *                                                 34,740       1,786,678
CONSOL Energy, Inc.                                                             69,410       3,185,225

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

Continental Resources, Inc. *(a)                                                67,230   $   2,637,433
Range Resources Corp.                                                           75,575       3,239,900
Southwestern Energy Co. *                                                      124,780       3,810,781
Sunoco, Inc.                                                                    84,150       2,994,057
Walter Industries, Inc.                                                         33,650       1,596,693
                                                                                         -------------
                                                                                            19,250,767
                                                                                         -------------
PERSONAL PRODUCTS -- 2.2%
Alberto-Culver Co.                                                             124,680       3,396,283
Estee Lauder Cos., Inc. - Class A                                               92,010       4,592,219
                                                                                         -------------
                                                                                             7,988,502
                                                                                         -------------
PHARMACEUTICALS -- 0.9%
Allergan, Inc.                                                                  61,910       3,188,365
                                                                                         -------------
PROFESSIONAL SERVICES -- 2.7%
FTI Consulting, Inc. *                                                          84,039       6,070,977
Robert Half International, Inc.                                                143,690       3,556,328
                                                                                         -------------
                                                                                             9,627,305
                                                                                         -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.1%
Public Storage (a)                                                              40,660       4,025,747
                                                                                         -------------
ROAD & RAIL -- 1.5%
J.B. Hunt Transport Services, Inc.                                              91,730       3,061,030
Kansas City Southern *                                                          56,370       2,500,573
                                                                                         -------------
                                                                                             5,561,603
                                                                                         -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 8.2%
Altera Corp.                                                                   300,230       6,208,756
Atheros Communications, Inc. *(a)                                              205,219       4,839,064
Broadcom Corp. - Class A *                                                     203,070       3,783,194
Cavium Networks, Inc. *(a)                                                     141,313       1,989,687
Lam Research Corp. *                                                           122,530       3,858,470
PMC-Sierra, Inc. *(a)                                                          617,950       4,585,189
Varian Semiconductor Equipment Associates, Inc. *(a)                           167,340       4,203,581
                                                                                         -------------
                                                                                            29,467,941
                                                                                         -------------
SOFTWARE -- 5.2%
Activision Blizzard, Inc. *                                                    337,070       5,200,990
Concur Technologies, Inc. *(a)                                                  39,850       1,524,661
McAfee, Inc. *                                                                 231,670       7,867,513
Salesforce.com, Inc. *                                                          88,770       4,296,468
                                                                                         -------------
                                                                                            18,889,632
                                                                                         -------------
SPECIALTY RETAIL -- 5.7%
GameStop Corp. - Class A *                                                      82,020       2,805,904
Guess?, Inc.                                                                   160,260       5,575,445
Sherwin-Williams Co. (The) (a)                                                  63,130       3,608,511
Staples, Inc.                                                                  200,810       4,518,225
Urban Outfitters, Inc. *(a)                                                    130,870       4,170,827
                                                                                         -------------
                                                                                            20,678,912
                                                                                         -------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
Deckers Outdoor Corp. *(a)                                                      28,290       2,944,423
Lululemon Athletica, Inc. *(a)                                                  83,140       1,914,714
Warnaco Group, Inc. (The) *                                                     50,150       2,271,294
                                                                                         -------------
                                                                                             7,130,431
                                                                                         -------------
THRIFTS & MORTGAGE FINANCE -- 1.4%
Hudson City Bancorp, Inc.                                                      283,460       5,229,837
                                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
NII Holdings, Inc. *                                                           106,600       4,042,272
                                                                                         -------------

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                        PAR AMOUNT      VALUE
--------------------                                                       -----------   ------------
Total Common Stocks
   (Cost $378,780,896)                                                                   $ 351,213,632
                                                                                         -------------
SHORT-TERM INVESTMENTS -- 30.7%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $11,814,131 on 10/01/08 collateralized by
   $12,065,000 FHLB at 2.980% due 01/19/10 with a value of $12,052,452.    $11,814,000      11,814,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)         98,816,784      98,816,784
                                                                                         -------------
Total Short-Term Investments
   (Cost $110,630,784)                                                                     110,630,784
                                                                                         -------------
TOTAL INVESTMENTS -- 128.1% (Cost $489,411,680)                                            461,844,416
                                                                                         -------------
Other Assets and Liabilities (net) -- (28.1)%                                             (101,205,770)
                                                                                         -------------
TOTAL NET ASSETS -- 100.0%                                                               $ 360,638,646
                                                                                         =============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $16,006,935 and $43,705,391 respectively, resulting in a net unrealized depreciation of $27,698,456.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $363,027,632          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                --------------   ---------------
TOTAL                                            $363,027,632          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES           VALUE
--------------------                                                        ------------   --------------
COMMON STOCKS -- 92.2%
AIRLINES -- 1.0%
Southwest Airlines Co.                                                         1,206,500   $   17,506,315
                                                                                           --------------
BEVERAGES -- 2.3%
Coca-Cola Co.                                                                    545,600       28,851,328
Dr. Pepper Snapple Group, Inc. *                                                 481,860       12,759,653
                                                                                           --------------
                                                                                               41,610,981
                                                                                           --------------
CAPITAL MARKETS -- 3.0%
Bank of New York Mellon Corp.                                                  1,191,217       38,809,850
Goldman Sachs Group, Inc. (The)                                                   47,100        6,028,800
Merrill Lynch & Co., Inc.                                                        347,200        8,784,160
                                                                                           --------------
                                                                                               53,622,810
                                                                                           --------------
CHEMICALS -- 1.6%
E.I. du Pont de Nemours & Co.                                                    712,674       28,720,762
                                                                                           --------------
COMMERCIAL BANKS -- 3.4%
Barclays Plc (ADR) (a)                                                            50,300        1,242,410
PNC Financial Services Group, Inc.                                               253,800       18,958,860
U.S. Bancorp (a)                                                                 355,600       12,808,712
Wells Fargo & Co. (a)                                                            737,900       27,693,387
                                                                                           --------------
                                                                                               60,703,369
                                                                                           --------------
COMMUNICATIONS EQUIPMENT -- 0.5%
Alcatel-Lucent (ADR) *                                                         1,359,500        5,220,480
Telefonaktiebolaget LM Ericsson (ADR) (a)                                        478,400        4,511,312
                                                                                           --------------
                                                                                                9,731,792
                                                                                           --------------
COMPUTERS & PERIPHERALS -- 3.8%
Dell, Inc. *                                                                   1,156,400       19,057,472
Hewlett-Packard Co.                                                              349,400       16,156,256
International Business Machines Corp.                                            281,500       32,924,240
                                                                                           --------------
                                                                                               68,137,968
                                                                                           --------------
DIVERSIFIED FINANCIAL SERVICES -- 9.7%
Bank of America Corp. (a)                                                      2,181,900       76,366,500
Citigroup, Inc.                                                                2,558,800       52,480,988
JPMorgan Chase & Co.                                                             963,500       44,995,450
                                                                                           --------------
                                                                                              173,842,938
                                                                                           --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.3%
AT&T, Inc.                                                                     1,225,600       34,218,752
Verizon Communications, Inc. (a)                                               1,888,200       60,592,338
                                                                                           --------------
                                                                                               94,811,090
                                                                                           --------------
FOOD & STAPLES RETAILING -- 4.1%
CVS Caremark Corp. (a)                                                           528,700       17,796,042
Wal-Mart Stores, Inc.                                                            931,600       55,793,524
                                                                                           --------------
                                                                                               73,589,566
                                                                                           --------------
FOOD PRODUCTS -- 7.5%
Cadbury Plc (ADR) (a)                                                            964,680       39,493,999
Kraft Foods, Inc. - Class A                                                    1,710,510       56,019,203
Sara Lee Corp.                                                                   683,900        8,637,657
Unilever N.V.                                                                  1,091,400       30,733,824
                                                                                           --------------
                                                                                              134,884,683
                                                                                           --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Boston Scientific Corp. *(a)                                                   1,303,200       15,990,264
                                                                                           --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Cardinal Health, Inc.                                                            697,100       34,353,088

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

UnitedHealth Group, Inc.                                                         261,100   $    6,629,329
WellPoint, Inc. *                                                                160,800        7,520,616
                                                                                           --------------
                                                                                               48,503,033
                                                                                           --------------
HOUSEHOLD PRODUCTS -- 1.7%
Kimberly-Clark Corp.                                                             247,300       16,034,932
Procter & Gamble Co. (The)                                                       194,900       13,582,581
                                                                                           --------------
                                                                                               29,617,513
                                                                                           --------------
INDUSTRIAL CONGLOMERATES -- 1.2%
General Electric Co.                                                             827,500       21,101,250
                                                                                           --------------
INSURANCE -- 7.7%
Aflac, Inc.                                                                      125,000        7,343,750
Berkshire Hathaway, Inc. - Class B *                                               3,160       13,888,200
Chubb Corp. (The) (a)                                                          1,250,520       68,653,548
Genworth Financial, Inc. - Class A                                               381,300        3,282,993
Hartford Financial Services Group, Inc. (The)                                    441,500       18,097,085
Torchmark Corp.                                                                  109,000        6,518,200
Travelers Cos., Inc. (The)                                                       467,400       21,126,480
                                                                                           --------------
                                                                                              138,910,256
                                                                                           --------------
INTERNET & CATALOG RETAIL -- 1.0%
Liberty Media Holding Corp. - Interactive - Class A *                          1,446,575       18,675,283
                                                                                           --------------
INTERNET SOFTWARE & SERVICES -- 1.8%
eBay, Inc. *                                                                   1,455,400       32,571,852
                                                                                           --------------
IT SERVICES -- 0.8%
Computer Sciences Corp. *(a)                                                     209,600        8,423,824
Western Union Co. (a)                                                            224,300        5,533,481
                                                                                           --------------
                                                                                               13,957,305
                                                                                           --------------
MEDIA -- 13.7%
Comcast Corp. - Class A                                                        4,339,650       85,187,329
Liberty Media Corp. - Entertainment *                                            745,140       18,606,146
News Corp. - Class B (a)                                                       1,473,800       17,906,670
Time Warner, Inc. (a)                                                          4,601,902       60,330,935
Viacom, Inc. - Class B *                                                       2,556,350       63,499,734
                                                                                           --------------
                                                                                              245,530,814
                                                                                           --------------
METALS & MINING -- 0.2%
Alcoa, Inc.                                                                      193,700        4,373,746
                                                                                           --------------
MULTILINE RETAIL -- 1.3%
J.C. Penney Co., Inc.                                                            337,300       11,245,582
Macy's, Inc.                                                                     675,000       12,136,500
                                                                                           --------------
                                                                                               23,382,082
                                                                                           --------------
PAPER & FOREST PRODUCTS -- 4.3%
International Paper Co. (a)                                                    2,964,540       77,611,657
                                                                                           --------------
PHARMACEUTICALS -- 8.4%
Abbott Laboratories                                                              208,000       11,976,640
Bristol-Myers Squibb Co.                                                       1,878,100       39,158,385
Eli Lilly & Co.                                                                  326,100       14,358,183
GlaxoSmithKline Plc (ADR)                                                        197,100        8,565,966
Pfizer, Inc.                                                                   1,125,900       20,761,596
Roche Holding AG (ADR)                                                            61,200        4,762,272
Schering-Plough Corp.                                                          1,687,100       31,160,737
Wyeth                                                                            543,700       20,084,278
                                                                                           --------------
                                                                                              150,828,057
                                                                                           --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
Intel Corp.                                                                      513,700        9,621,601

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                               SHARES/
SECURITY DESCRIPTION                                                         PAR AMOUNT         VALUE
--------------------                                                        ------------   --------------
KLA-Tencor Corp. (a)                                                             261,000   $    8,260,650
                                                                                           --------------
                                                                                               17,882,251
                                                                                           --------------
SOFTWARE -- 0.6%
Microsoft Corp.                                                                  385,300       10,283,657
                                                                                           --------------
SPECIALTY RETAIL -- 1.5%
Home Depot, Inc.  (The) (a)                                                      447,600       11,588,364
Lowe's Cos., Inc. (a)                                                            623,800       14,777,822
                                                                                           --------------
                                                                                               26,366,186
                                                                                           --------------
TOBACCO -- 1.2%
Altria Group, Inc.                                                               490,300        9,727,552
Philip Morris International, Inc.                                                242,100       11,645,010
                                                                                           --------------
                                                                                               21,372,562
                                                                                           --------------
Total Common Stocks
   (Cost $1,956,177,728)                                                                    1,654,120,042
                                                                                           --------------
SHORT-TERM INVESTMENTS -- 12.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $119,308,326 on 10/01/08 collateralized by
   $121,815,000 FHLB at 2.428% due 01/13/10 with a value of $121,693,185.   $119,307,000      119,307,000
State Street Navigator Securities Lending Trust Prime Portfolio (b)           98,897,290       98,897,290
                                                                                           --------------
Total Short-Term Investments
   (Cost $218,204,290)                                                                        218,204,290
                                                                                           --------------
TOTAL INVESTMENTS -- 104.4% (Cost $2,174,382,018#)                                          1,872,324,332
                                                                                           --------------
Other Assets and Liabilities (net) -- (4.4)%                                                  (79,345,041)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0%                                                                 $1,792,979,291
                                                                                           ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $45,774,894 and $347,832,580 respectively, resulting in a net unrealized depreciation of $302,057,686.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,768,664,771          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS        4,762,271           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------   ---------------
TOTAL                                           $1,773,427,042          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
September 30, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                         SHARES        VALUE
--------------------                                                      -----------   ------------
COMMON STOCKS -- 92.5%
AIR FREIGHT & LOGISTICS -- 4.5%
C.H. Robinson Worldwide, Inc. (a)                                              52,900   $  2,695,784
Expeditors International of Washington, Inc.                                   48,904      1,703,815
                                                                                        ------------
                                                                                           4,399,599
                                                                                        ------------
CAPITAL MARKETS -- 1.6%
Calamos Asset Management, Inc. - Class A (a)                                   59,430      1,064,986
GLG Partners, Inc. (a)                                                         83,456        452,331
                                                                                        ------------
                                                                                           1,517,317
                                                                                        ------------
CHEMICALS -- 3.4%
Intrepid Potash, Inc.*(a)                                                      24,922        751,149
Nalco Holding Co. (a)                                                          98,123      1,819,200
Rockwood Holdings, Inc.*                                                       28,442        729,822
                                                                                        ------------
                                                                                           3,300,171
                                                                                        ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.4%
Covanta Holding Corp.*                                                         57,327      1,372,408
                                                                                        ------------
COMPUTERS & PERIPHERALS -- 1.0%
Teradata Corp.*                                                                49,131        958,055
                                                                                        ------------
CONSTRUCTION & ENGINEERING -- 0.8%
Aecom Technology Corp.*                                                        30,242        739,114
                                                                                        ------------
CONSTRUCTION MATERIALS -- 3.7%
Martin Marietta Materials, Inc. (a)                                            25,705      2,878,446
Texas Industries, Inc. (a)                                                     16,089        657,396
                                                                                        ------------
                                                                                           3,535,842
                                                                                        ------------
DISTRIBUTORS -- 1.7%
Li & Fung, Ltd.                                                               660,000      1,611,566
                                                                                        ------------
DIVERSIFIED CONSUMER SERVICES -- 2.2%
New Oriental Education & Technology Group, Inc. (ADR)*(a)                      16,324      1,048,654
Strayer Education, Inc. (a)                                                     5,463      1,094,020
                                                                                        ------------
                                                                                           2,142,674
                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES -- 5.1%
IntercontinentalExchange, Inc.*                                                16,352      1,319,279
Leucadia National Corp. (a)                                                    80,416      3,654,103
                                                                                        ------------
                                                                                           4,973,382
                                                                                        ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
IHS, Inc. - Class A*(a)                                                        36,201      1,724,616
                                                                                        ------------
GAS UTILITIES -- 1.3%
Questar Corp.                                                                  31,073      1,271,507
                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
Gen-Probe, Inc.*(a)                                                            31,107      1,650,226
Intuitive Surgical, Inc.*(a)                                                    5,268      1,269,483
Mindray Medical International, Ltd. (ADR) (a)                                  44,935      1,515,658
                                                                                        ------------
                                                                                           4,435,367
                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE -- 9.6%
Choice Hotels International, Inc. (a)                                          30,677        831,347
Ctrip.com International, Ltd. (ADR) (a)                                        59,027      2,279,032
Penn National Gaming, Inc.*(a)                                                 13,774        365,975
Starbucks Corp.*                                                              135,452      2,014,171
Wynn Resorts, Ltd. (a)                                                         46,179      3,770,054
                                                                                        ------------
                                                                                           9,260,579
                                                                                        ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

HOUSEHOLD DURABLES -- 3.2%
Gafisa S.A. (ADR)                                                              47,347   $  1,216,818
Mohawk Industries, Inc.*(a)                                                    13,497        909,563
NVR, Inc.*(a)                                                                   1,736        992,992
                                                                                        ------------
                                                                                           3,119,373
                                                                                        ------------
INSURANCE -- 1.3%
Alleghany Corp.*(a)                                                             3,496      1,276,040
                                                                                        ------------
INTERNET & CATALOG RETAIL -- 1.6%
Priceline.com, Inc.*(a)                                                        22,876      1,565,405
                                                                                        ------------
INTERNET SOFTWARE & SERVICES -- 7.9%
Akamai Technologies, Inc.*(a)                                                  34,642        604,156
Alibaba.com Ltd. (144A)*(b)                                                   910,800        843,680
Baidu.com (ADR)*                                                               10,237      2,541,131
Equinix, Inc.*(a)                                                              13,822        960,076
Tencent Holdings, Ltd.                                                        378,200      2,724,036
                                                                                        ------------
                                                                                           7,673,079
                                                                                        ------------
IT SERVICES -- 2.0%
Redecard S.A.                                                                 149,938      1,939,714
                                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES -- 6.1%
Illumina, Inc.*(a)                                                             85,050      3,447,077
Techne Corp.*                                                                  34,200      2,466,504
                                                                                        ------------
                                                                                           5,913,581
                                                                                        ------------
MEDIA -- 5.1%
Ascent Media Corp. - Class A*                                                   3,590         87,632
Discovery Communications, Inc. - Class A*(a)                                   35,905        511,646
Discovery Communications, Inc. - Class C*(a)                                   35,905        508,415
Groupe Aeroplan, Inc.                                                          71,842        894,043
Grupo Televisa S.A.  (ADR)                                                     47,847      1,046,414
Morningstar, Inc.*(a)                                                          34,208      1,897,517
                                                                                        ------------
                                                                                           4,945,667
                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS -- 10.7%
Petrohawk Energy Corp.*(a)                                                     22,567        488,124
Range Resources Corp. (a)                                                      25,668      1,100,387
Southwestern Energy Co.*                                                      131,044      4,002,084
Ultra Petroleum Corp.*                                                         86,184      4,769,423
                                                                                        ------------
                                                                                          10,360,018
                                                                                        ------------
PHARMACEUTICALS -- 0.6%
Ironwood Pharmaceutical (144A) (c)                                             44,752        537,024
                                                                                        ------------
PROFESSIONAL SERVICES -- 2.0%
Corporate Executive Board Co.                                                  37,428      1,169,625
Monster Worldwide, Inc.*(a)                                                    51,386        766,165
                                                                                        ------------
                                                                                           1,935,790
                                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.0%
Brookfield Asset Management, Inc. - Class A                                    58,911      1,616,518
Forest City Enterprises, Inc. - Class A (a)                                    40,283      1,235,479
                                                                                        ------------
                                                                                           2,851,997
                                                                                        ------------
SOFTWARE -- 1.5%
Salesforce.com, Inc.*(a)                                                       30,585      1,480,314
                                                                                        ------------
SPECIALTY RETAIL -- 1.5%
Abercrombie & Fitch Co. - Class A (a)                                          36,797      1,451,642
                                                                                        ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Lululemon Athletica, Inc.*(a)                                                  37,150        855,565
                                                                                        ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2008
(Percentage of Net Assets)

                                                                             SHARES/
SECURITY DESCRIPTION                                                       PAR AMOUNT      VALUE
--------------------                                                      -----------   ------------
TRANSPORTATION INFRASTRUCTURE -- 0.9%
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)                            35,081   $    896,670
                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
NII Holdings, Inc.*(a)                                                         37,827      1,434,400
                                                                                        ------------
Total Common Stocks
   (Cost $110,185,011)                                                                    89,478,476
                                                                                        ------------
SHORT-TERM INVESTMENTS -- 35.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/08 at
   0.400% to be repurchased at $7,234,080 on 10/01/08 collateralized by
   $7,390,000 FHLB at 2.980% due 01/19/10 with a value of $7,382,314      $ 7,234,000      7,234,000
State Street Navigator Securities Lending Trust Prime Portfolio (d)        27,504,169     27,504,169
                                                                                        ------------
Total Short-Term Investments
   (Cost $34,738,169)                                                                     34,738,169
                                                                                        ------------
TOTAL INVESTMENTS -- 128.4% (Cost $144,923,180#)                                         124,216,645
                                                                                        ------------
Other Assets and Liabilities (net) -- (28.4)%                                            (27,450,640)
                                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                                              $ 96,766,005
                                                                                        ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $5,518,604 and $26,228,660 respectively, resulting in a net unrealized depreciation of $20,710,056.
(a)  All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $843,680 of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $537,024 of net assets.
(d) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $91,533,194           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       5,179,282            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                --------------   ---------------
TOTAL                                             $96,712,476           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 14, 2008


By: /s/ Jeffrey A. Tupper
    -------------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: November 14, 2008